AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON  May1, 1997
                                                        File No. 33-39171
                                                                 811-5301
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.                                [   ]
      Post - Effective Amendment No 10                             [ X ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.25                                           [X]
                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG Life Insurance Company
                               (Name of Depositor)

                   One Alico Plaza, Wilmington, Delaware 19899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
          Depositor's Telephone  Number,including Area Code (302) 594-2000

                              Robert Liguori, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

     Copies to:
     Michael Berenson, Esq.                    Florence Davis, Esq.
     Jorden Burt Berenson & Johnson LLP        American International
     Suite 400 East                            Group, Inc.
     1025 Thomas Jefferson Street, N.W.        70 Pine Street
     Washington, D.C. 20007-0805               New York, New York 10270


Approximate Date of Proposed Public Offering:
As soon as practicable  after the effective date of this filing.

            It is  proposed   that  this  filing  will  become  effective (check
            appropriate box) immediately upon filing pursuant to paragraph (b) of Rule 485

          X on May 1, 1997  pursuant to paragraph  (b) of Rule 485
            60 days after filing pursuant to paragraph (a)(i) of Rule 485 on pursuant to paragraph (a)(i) of Rule 485
            75 days  after  filing  pursuant  to   paragraph (a)(ii)
            on pursuant to paragraph (a)(ii) of rule 485.


      If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on February 28, 1997.

                              CROSS REFERENCE SHEET
                             (required by Rule 495)



Item No.                            Location
                                     PART A

Item 1.     Cover Page.....................................       Cover Page

Item 2.     Definitions....................................       Definitions

Item 3.     Synopsis.......................................       Highlights

Item 4.     Condensed Financial Information................       Condensed
                                                                  Financial
                                                                  Information

Item 5.     General Description of Registrant,
            Depositor, and Portfolio Companies.............       The  Variable
                                                                  Account;The
                                                                  Company; The
                                                                  Fund

Item 6.     Deductions and Expenses........................      Charges and
                                                                 Deductions

Item 7.     General Description of Variable
            Annuity Contracts...........................         The  Contract;
                                                                 Parties to the
                                                                 Contract;  How
                                                                 to Purchase a
                                                                 Contract

Item 8.     Annuity Period.................................     Annuity Benefits

Item 9.     Death Benefit..................................     Death Benefit

Item 10.    Purchases and Contract Value...................     How to Purchase
                                                                a Contract;
                                                                Premium and
                                                                Allocation  of
                                                                Your  Investment
                                                                Options

Item 11.    Redemptions....................................    Distributions
                                                               Under the
                                                               Contract

Item 12.    Taxes..........................................    Taxes

Item 13.    Legal Proceedings..............................    Not Applicable

Item 14.    Table of Contents of the Statement of
            Additional Information.........................  Table of Contents
                                                             of the Statement
                                                             of Additional
                                                             Information

Item No.                            Location
                                     PART B


Item 15.    Cover Page....................................     Cover Page

Item 16.    Table of Contents.............................     Table of Contents

Item 17.    General Information and History...............     General
                                                               Information

Item 18.    Services......................................     Services

Item 19.    Purchase of Securities Being Offered..........     Purchasing a
                                                               Contract;
                                                               Charges and
                                                               Deductions
                                                               (Part A)

Item 20.    Underwriters..................................     General
Information/Distributor

Item 21.    Calculation of Performance Data...............     Calculation of
                                                               Performance
                                                               Related
                                                               Information

Item 22.    Annuity Payments..............................     Annuity
                                                               Provisions

Item 23.    Financial Statements..........................     Financial
                                                               Statements

                                     PART C


      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                    PART A

                                   PROSPECTUS
                                       for


                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                               VARIABLE ACCOUNT I

                                       and

                           AIG LIFE INSURANCE COMPANY
                                 One Alico Plaza
                                 600 King Street
                           Wilmington, Delaware 19801


      This Prospectus sets forth the information a prospective investor ought to know before investing.


      The Individual Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.



      Premiums allocated among the Subaccounts of Variable Account I (the "Variable Account") will be invested in shares of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Fund has made available the following
Portfolios: Money Market Portfolio; Short-Term Multi-Market Portfolio; Growth Portfolio; Growth and Income Portfolio; International Portfolio; U.S.
Government/High Grade Securities Portfolio; North American Government Income Portfolio; Global Dollar Government Portfolio; Utility Income Portfolio; Global Bond Portfolio; Premier Growth Portfolio; Total Return Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Quasar Portfolio; Real Estate Investment Portfolio; Worldwide Privatization Portfolio; and Technology Portfolio. (See "Alliance Variable Products Series Fund, Inc. on Page __.)

      Additional information about the Contracts and the Variable Account is contained in the "Statement of Additional Information" which is available upon request at no charge by calling or writing AIG Life Insurance Company;
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765 or call the service office at 1-800-255-8402. The Statement of Additional Information dated _________, 1997, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents for the Statement of Additional Information can be found on page ___ of this Prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



      INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.



 PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

 THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.
                                       Date  of  Prospectus:  May 1, 1997

                                 TABLE CONTENTS

                                                                      PAGE

Definitions....................................................
Highlights.....................................................
Summary of Expenses............................................
Condensed Financial Information................................
The Company....................................................
The Variable Account...........................................
Alliance Variable Products Series Fund, Inc....................

The Contract

Charges and Deductions.........................................

Annuity Benefits...............................................

Death Benefit..................................................

Distributions Under the Contract...............................

Taxes..........................................................

Appendix - General Account Option..............................

Table of Contents of the Statement of Additional Information...

                                   DEFINITIONS


Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office of the Company: c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

Annuitant - The person designated by the Owner upon whose continuation of life any annuity payment involving life contingencies depends.

Annuity Date - The date on which annuity payments are to commence.

Annuity Option - An arrangement under which annuity payments are made under this Contract.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under this Contract.

Contract Year - Each period of twelve (12) months commencing with the Effective Date.

Effective Date - The date on which the first Contract Year begins.

Guaranteed Account - A part of our General Account, which earns a Guaranteed Rate of interest.


Owner - The person named in the Contract Schedule, unless changed, and who has all rights under the Contract.

Premium - Purchase payments for the Contract are referred to as Premium.

Premium Year - Any period of twelve (12) months commencing with the date a Premium payment is made and ending on the same date in each succeeding twelve
(12) month period thereafter.

Surrender Charge - Contingent deferred sales charges are referred to as Surrender Charges.

Valuation Date - Each day that We and the New York Stock Exchange are open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

We, Our, Us - AIG Life Insurance Company.

You, Your - The Owner of this Contract.

                                   HIGHLIGHTS


This Prospectus describes the Contracts and a segregated investment account of AIG Life Insurance Company (the "Company") which account has been designated Variable Account I (the "Variable Account"). The Contracts are designed to assist in financial planning by providing for the accumulation of capital on a tax-deferred basis for retirement and other long-term purposes, and providing for the payment of monthly annuity income. Contracts may be purchased in connection with a retirement plan which may qualify as a 403 (b) Plan or as an Individual Retirement Annuity ("IRA"). The Contract may also be purchased for retirement plans, deferred compensation plans and other purposes which do not qualify for such special Federal income tax treatment ("Non-Qualified Contracts"). (See "Taxes" on page ___.)



A Contract is purchased with a minimum initial premium of $2,000. Additional premium is permitted at any time, subject to certain limitations. (See "Premium and Allocation to Your Investment Options" on page ___.) You, as the Owner of the Contract, may allocate your premium so that it accumulates on a variable basis, a fixed basis or a combination of both.

Premium allocated among the Subaccounts of the Variable Account will be invested in shares of one or more of the underlying portfolios of the Alliance Variable Products Series Fund, Inc. (the "Fund"), and will accumulate on a variable basis. Each Subaccount invests exclusively in one of the following Portfolios:
Money Market; Short-Term Multi-Market; Growth; Growth and Income; International; U.S. Government/High Grade Securities; North American Government Income; Global Dollar Government; Utility Income; Global Bond; Premier Growth; Total Return; Conservative Investors; Growth Investors; Worldwide Privatization; Quasar; Real Estate Investment; and Technology. (See "Alliance Variable Products Series Fund, Inc. on Page ___.) Your value in any one of these Subaccounts will vary according to the investment performance of the underlying portfolio chosen by you. You bear the entire investment risk for all premium allocated to the Separate Account.

The Company does not deduct Sales Charges from any premium received. However, the Contracts provide for a Surrender Charge (contingent deferred sales charge) that may be assessed in the event that an Owner surrenders all or a portion of the Contract Value within seven contract years following payment of any premium. The maximum Surrender Charge is 6% of premium to which the charge is applicable. (See "Summary of Expenses" on page ____, and "Charges and Deductions - Deduction for Surrender Charge" on page .)


A penalty free withdrawal is available. Generally, there is no Surrender Charge imposed on the greater of the Contract Value less premiums paid or the portion of the withdrawal that does not exceed 10% of premium otherwise subject to the Surrender Charge. (See "Withdrawals" on page ___.)

Surrenders and Withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page ___.)

The Company deducts daily a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. There are no Mortality and Expense Risk Charges deducted for amounts in the Guaranteed Account. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge" on page
        .)

The Company deducts daily an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. The Administrative Charge is not assessed to the Guaranteed Account. In addition, the Company deducts from the Contract Value, an annual Contract Maintenance Fee which is $30 per year. The Contract Maintenance Fee is waived if the Contract Value is greater than $50,000 on the date of the charge. These Charges are designed to reimburse the Company for administrative expenses relating to maintenance of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Charge and Contract Maintenance Fee" on page .)

There are deductions and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.

The Owner may return the Contract within ten (10) days (the "Right to Examine Contract Period") after it is received by returning it to the Company's Administrative Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA the Company will refund the greater of the Premium less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Right to Examine Contract Period, an amount equal to the premium paid less any withdrawals, the Company will refund such an amount.

                                    FEE TABLE






OWNER TRANSACTION EXPENSES

                                                                ALL SUBACCOUNTS

    Sales Load Imposed on Purchases............................... None
    Surrender Charge (as a percentage of amount surrendered):


 Premium Year 1                                                     6%
 Premium Year 2                                                     6%
 Premium Year 3                                                     5%
 Premium Year 4                                                     5%
 Premium Year 5                                                     4%
 Premium Year 6                                                     3%
 Premium Year 7                                                     2%
 Premium Year 8 and thereafter                                    None

    Exchange Fee:
      First 12 Per Contract Year.....................................None
      Thereafter....................................................$ 10

Annual Contract Fee.................................................$ 30


Separate Account Expenses
(as a percentage of average account value)
    Mortality and Expense Risk Fees................................1.25%
    Account Fees and Expenses......................................0.15%
Total Separate Account Annual Expenses.............................1.40%


                                    SUMMARY OF EXPENSES

Annual Fund Expenses Net of Any Expense Reimbursements*



                                                                  Total
                                          Management   Other      Portfolio
                                          Fee          Expenses   Expenses
                                        ----------------------------------


Alliance Portfolios
Alliance Money Market                     0.50%   0.19%     0.69%
Alliance Short-Term Multi-Market          0.00%   0.95%     0.95%
Alliance Growth                           0.74%   0.19%     0.95%
Alliance Growth and Income                0.63%   0.19%     0.82
Alliance International                    0.04%   0.91%     0.95%
Alliance U.S. Government
/High Grade Securities                    0.54%   0.36%     0.92%
Alliance North American Government Income 0.19%   0.95%     0.95%
Alliance Global Dollar Government         0.00%   0.95%     0.95%
Alliance Utility Income                   0.19%   0.76%     0.95%
Alliance Global Bond                      0.44%   0.50%     0.94%
Alliance Premier Growth                   0.72%   0.23%     0.95%
Alliance Total Return                     0.46%   0.49%     0.95%
Alliance Conservative Investors           0.30%   0.65%     0.95%
Alliance Growth Investors                 0.74%   0.19%     0.93%
Alliance Worldwide Privatization          0.10%   0.85%     0.95%
Alliance Technology*                      0.33%   0.52%     0.95%
Alliance Quasar                           0.00%   0.95%     0.95%
Alliance Real Estate Investment**         0.00%   0.95%     0.95%

* The expense percentages for the Technology and Quasar Portfolio have been annualized for both portfolios have not been in existence for a full year.
** Expense percentages for the Real Estate Investment Portfolio has been estimated.

     The purpose of the table set forth above is to assist the Purchaser in understanding the various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. (See "Charges and Deductions" on page of this Prospectus and "Management of the Fund" in the Fund Prospectus.)

      No deduction will be made for any Premium or other taxes levied by any State unless imposed by the State where you reside. Premium taxes currently imposed on the Contracts by various states range from 0% to 3.5% of Premiums paid. (See "Charges and Deductions Deduction for StatePremium Taxes" on page .)

      "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund Prospectus.

      Fund operating expenses for each Series before reimbursement by the Fund's investment adviser were estimated to be .69% for the Money Market; 2.09 % for the Short-Term Multi-Market; .93% for the Growth; 1.91% for International;
 .98% for the U.S. Government/High Grade Securities; 1.15% for the Global Bond; 1.41% for the North American Government Income; 1.97% for the Global Dollar Government; 1.51% for the Utility Income; 1.23% for the Premier Growth; 1.12% for the Total Return;1.40 % for the Conservative Investors; 1.85% for the Growth Investors; 1.85% for the Worldwide Privatization; 4.44% for the Quasar ; 6.00% for the Real Estate Investment ; and 1.62 % for the Technology Portfolio, of the average daily net assets.

Expenses on a hypothetical $1,000 policy, assuming 5% growth:


                                                                If you surrender

Portfolio                           1 Year    3 Years    5 Years  10 Years
---------                           ------    -------    -------  --------

Money Market                          76       112         151       248
Short Term Multi-Market               78       120         165       275
Growth                                78       120         164       273
Growth and Income                     77       116         158       262
International                         78       120         165       275
A U.S. Gov't/High Grade Securities    78       119         163       272
North American Gov't Income           78       120         165       275
Global Dollar Government              78       120         165       275
Utility Income                        78       120         165       275
Global Bond                           78       120         164       274
Premier Growth                        78       120         165       275
Total Return                          78       120         165       275
Conservative Investors                78       120         165       275
Growth Investors                      78       120         165       275
Worldwide Privatization               78       120         165       275
Technology                            78       120         165       275
Quasar                                78       120         165       275
Real Estate Investment                78       120         165       275




                                       9

                                                           If you annuitize or
                                                if you do not surrender
Portfolio                              1 Year      3 Years   5 Years  10 Years
---------                              ------      -------   -------  --------


Money Market                           22        67         115         274
Short Term Multi-Market                24        75         129         275
Growth                                 24        75         128         273
Growth and Income                      23        71         122         262
International                          24        75         129         275
U.S. Gov't/High Grade Securities       24        74         127         272
North American Gov't Income            24        75         129         275
Global Dollar Government               24        75         129         275
Utility Income                         24        75         129         275
Global Bond                            24        75         128         274
Premier Growth                         24        75         129         275
Total Return                           24        75         129         275
Conservative Investors                 24        75         129         275
Growth Investors                       24        75         129         275
Worldwide Privatization                24        75         129         275
Technology                             24        75         129         275
Quasar                                 24        75         129         275
Real Estate Investment                 24        75         129         275








 THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES*



                                          1996             1995          1994       1993      1992


ALLIANCE MONEY MARKET
    Accumulation Unit Value
      Beginning of Period                  10.63           10.26         10.08      10.00       N/A
      End of Period                        10.97           10.63         10.26      10.08       N/A
    Accum Units o/s @ end of period 4,320,223.01    1,856,020.37    431,319.86   8,487.20       N/A

ALLIANCE SHORT-TERM MULTI-MARKET
    Accumulation Unit Value
      Beginning of Period                 9.99             9.49          10.29     9.79         N/A
      End of Period                      10.79             9.99           9.49    10.29         N/A
    Accum Units o/s @ end of period 461,069.70       115,207.71      95,717.60 14,511.57        N/A

ALLIANCE GROWTH
    Accumulation Unit Value
      Beginning of Period                  13.97             10.48        10.00      N/A          N/A
      End of Period                        17.70             13.97        10.48      N/A          N/A
    Accum Units o/s @ end of period 5,856,812.02      2,215,092.12   467,688.06      N/A          N/A

ALLIANCE GROWTH & INCOME
    Accumulation Unit Value
      Beginning of Period                 15.62              11.67        11.88    10.78       10.00
      End of Period                       19.11              15.62        11.67    11.88       10.78
    Accum Units o/s @ end of period4,509,118.40       1,554,549.81   438,680.3228,041.82      800.00

ALLIANCE INTERNATIONAL
    Accumulation Unit Value
      Beginning of Period                  11.60              10.71        10.17    10.00       N/A
      End of Period                        12.26              11.60        10.71    10.17       N/A
    Accum Units o/s @ end of period 2,718,751.84         981,260.91   447,407.4121,717.14       N/A

ALLIANCE U.S. GOVERNMENT HIGH GRADE
    Accumulation Unit Value
      Beginning of Period                 11.07               9.42         9.95    10.00        N/A
      End of Period                       11.20              11.07         9.42     9.95        N/A
    Accum Units o/s @ end of period1,838,415.41         914,988.76   320,574.6441,210.45        N/A






                                              1996         1995         1994         1993  1992


ALLIANCE NORTH AMERICAN GOVERNMENT INCOME
    Accumulation Unit Value
      Beginning of Period                     10.53         8.70        10.00       N/A     N/A
      End of Period                           12.33        10.53         8.70       N/A     N/A
    Accum Units o/s @ end of period    1,047,240.17   531,374.67   340,817.36       N/A     N/A

ALLIANCE GLOBAL DOLLAR GOVERNMENT
    Accumulation Unit Value
      Beginning of Period                    11.82          9.74       10.00        N/A     N/A
      End of Period                          14.56         11.82        9.74        N/A     N/A
    Accum Units o/s @ end of period     469,801.08    238,452.60   69,320.82        N/A     N/A

ALLIANCE UTILITY INCOME
    Accumulation Unit Value
      Beginning of Period                    11.82         9.87        10.00        N/A      N/A
      End of Period                          12.57        11.82         9.87        N/A      N/A
    Accum Units o/s @ end of period     812,579.02   358,005.39   111,604.02        N/A      N/A

ALLIANCE GLOBAL BOND
    Accumulation Unit Value
      Beginning of Period                   12.64        10.28        11.00       9.96       10.00
End of Period                               13.24        12.64        10.28       11.00       9.96
    Accum Units o/s @ end of period    579,082.99   213,886.71    85,875.16   18,846.45   5,444.00

ALLIANCE PREMIER GROWTH
    Accumulation Unit Value
      Beginning of Period                  14.54          10.15         11.13     10.00       10.00
      End of Period                        17.59          14.54         10.15     11.13       10.00
    Accum Units o/s @ end of period 3,971,452.13   1,252,211.18    223,550.22 35,271.53     2081.43

ALLIANCE TOTAL RETURN
    Accumulation Unit Value
      Beginning of Period                 11.78           9.65        10.00     N/A          N/A
      End of Period                       13.37           11.78        9.65     N/A          N/A
    Accum Units o/s @ end of period 1,155,818.92     328,256.04   34,684.53     N/A          N/A

ALLIANCE CONSERVATIVE INVESTORS
    Accumulation Unit Value
      Beginning of Period                  11.57           10.02        10.00     N/A         N/A
      End of Period                        11.84           11.57        10.02     N/A         N/A
    Accum Units o/s @ end of period 1,109,173.48      405,192.27    62,868.02     N/A         N/A



                                         1996           1995              1994        1993  1992

ALLIANCE GROWTH INVESTORS
    Accumulation Unit Value
      Beginning of Period                11.65           9.81             10.00        N/A   N/A
      End of Period                      12.43          11.65              9.81        N/A   N/A
    Accum Units o/s @ end of period 609,405.23     292,173.06         29,492.78        N/A   N/A

ALLIANCE WORLDWIDE PRIVATIZATION
    Accumulation Unit Value
      Beginning of Period                 10.99          10.05             10.00         N/A   N/A
      End of Period                       12.84          10.99             10.05         N/A   N/A
    Accum Units o/s @ end of period1,135,168.22     394,704.27        105,674.08         N/A   N/A

ALLIANCE TECHNOLOGY
    Accumulation Unit Value
      Beginning of Period                 10.00          N/A          N/A               N/A   N/A
      End of Period                       10.89          N/A          N/A               N/A   N/A
    Accum Units o/s @ end of period 2,127,691.68         N/A          N/A               N/A   N/A

ALLIANCE QUASAR
    Accumulation Unit Value
      Beginning of Period                10.00          N/A          N/A               N/A   N/A

      End of Period                      10.58          N/A          N/A               N/A   N/A
    Accum Units o/s @ end of period 649,902.74          N/A          N/A               N/A   N/A


ALLIANCE  REAL ESTATE INVESTMENT
    Accumulation Unit Value
      Beginning of Period                 N/A           N/A          N/A              N/A   N/A
      End of Period                       N/A           N/A          N/A              N/A   N/A
    Accum Units o/s @ end of period       N/A           N/A         N/A              N/A   N/A


        *Funds were first invested in the Portfolios as listed below:


           Premier Growth Portfolio                December 7, 1992
           Growth & Income Portfolio               April 16,  1992
           Short-Term  Multi-Market  Portfolio     June 25,  1992
           Global Bond  Portfolio                  May 10, 1993
           Money Market  Portfolio                 May 13,1993
           International Portfolio                 June 1, 1993
           U.S. Government/High Yield
           Securities  Portfolio                   June 14, 1993
           North American Government
           Income Portfolio                        April 8, 1994
           Global Dollar
           Government  Portfolio                   May 26 , 1994
           Utility Income  Portfolio               June 15, 1994
           Conservative Investors Portfolio        September 8,1994
           Growth Investors Portfolio              August 16, 1994
           Growth Portfolio                        August 12, 1994
           Total Return Portfolio                  September 12,1994
           Worldwide Privatization Portfolio       October 17,1994
           Technology Portfolio                    January22,1996
           Quasar Portfolio                        August 15,1996
           Real Estate Investment Portfolio        January 7,1997

      Calculation of Performance Data

            The Company may, from time to time, advertise certain performance related information concerning one or more of the Subaccounts, including information as to total return and yield. Performance information about a Subaccount is based on the Subaccount's past performance only and is not intended as an indication of future performance.

            When the Company advertises the average annual total return of a Subaccount, it will usually be calculated for one, five, and ten year periods or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Subaccount at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Surrender Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Surrender Charge.

            When the Company advertises the yield of a Subaccount it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

            When the Company advertises the performance of the Money Market Subaccount it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Subaccount refers to the income generated by an investment in that Subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market
      Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

            Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges. Performance information for a Subaccount may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

      Financial Data

            Financial Statements of the Company and the Variable Account may be found in the Statement of Additional Information.

                                   THE COMPANY

            The Company is a stock life insurance company domiciled in Delaware. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.


                              THE VARIABLE ACCOUNT

            The Company authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to Delaware insurance law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account meets the definition of a "Separate Account" under Federal securities laws. The SEC does not supervise the management or the investment practices of the Variable Account.

            The Company owns the assets in the Variable Account and obligations under the Contract are general corporate obligations. The Variable Account and each Subaccount, however, are separate from the Company's other assets including those of the General Account and from any other separate accounts. The assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment income, as well as both realized and unrealized gains and losses are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to income, gains or losses arising out of any other business of the Company. As a result, the investment performance of each Subaccount and the Variable Account is entirely independent of the investment performance of the General Account and of any other separate account maintained by the Company.

            The Variable Account is divided into Subaccounts, with the assets of each Subaccount invested in shares of one portfolio of the Fund. The Company may, from time to time, add additional portfolios of the Fund, and, when appropriate, additional mutual funds to act as the funding vehicles for the Contracts. If deemed to be in the best interests of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. The Company may offer other variable annuity contracts which also invest in Variable Account I, and are described in other prospectuses.

                                    THE FUND


            Alliance Variable Products Series Fund, Inc., (the "Fund") will act as the funding vehicle for the Contracts offered hereby. The Fund is managed by Alliance Capital Management L.P., (the "Investment Manager"). The Fund is an open-end, diversified management investment company, which is intended to meet differing investment objectives. The Fund has made available the following Portfolios: Money Market; Short-Term Multi-Market; Growth; Growth and Income; International; U.S. Government/High Grade Securities; Global Bond; North American Government Income; Global Dollar Government; Utility Income; Premier Growth, Conservative Investors; Growth Investors; Total Return; Worldwide Privatization; Quasar; Real Estate Investment; and Technology. The Investment Manager has entered into a sub-advisory agreement with AIG Global Investors, Inc. (the "Sub-Adviser"), a subsidiary of American International Group, Inc. and an affiliate of the Company, to provide investment advice for the Global Bond Portfolio. A summary of investment objectives for each portfolio is contained in the description of the Fund below. More detailed information including the investment advisory fee of each portfolio and other charges assessed by the Fund, may be found in the current Prospectus for the Fund which contains a discussion of the risks involved in investing in the Fund. The Prospectus for the Fund is included with this Prospectus. Please read both Prospectuses carefully before investing.

            The investment objectives of the portfolios are as follows:


      Money Market Portfolio

            This portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities.


      Short-Term Multi-Market Portfolio

            This portfolio seeks the highest level of current income, consistent with what the Investment Manager considers to be prudent investment risk that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.


      Growth Portfolio

            This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the risks involved in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the portfolio seeks to achieve its objective through such aggressive investment policies, the risk of loss increases. The portfolio is therefore not intended for investors whose principal objective is assured income or preservation of capital.


      Growth and Income Portfolio

            This portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.


      International Portfolio

            This portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.


      North American Government Income Portfolio

            This portfolio seeks the highest level of current income, consistent with what the adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces but excluding the States of the United States), agencies, instrumentalities or authorities. The portfolio seeks high current yields by investing in government securities denominated in local currency and U.S. Dollars. Normally, the portfolio expects to maintain at least 25% of its assets in securities denominated in the U.S.
      Dollar.


      Global Dollar Government Portfolio

            This portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

      Utility Income Portfolio

            This portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.


      U.S. Government/High Grade Securities Portfolio

            This portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities, and other high grade debt securities.

      Global Bond Portfolio

            This portfolio seeks to provide the highest level of current income consistent with what the Fund's Adviser and Sub-Adviser consider to be prudent investment risk that is available from a multi-currency portfolio of high quality debt securities of varying maturities.

      Premier Growth Portfolio

            This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

      Total Return Portfolio

            This portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and Agency obligations, bonds and senior debt securities.

      Conservative Investors Portfolio

            This portfolio seeks the highest total return without, in the view of the Fund's Adviser, undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

      Growth Investors Portfolio

            This portfolio seeks the highest total return consistent with what the Fund's Adviser considers to be reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

      Worldwide Privatization Portfolio

            This portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the investment portfolio will include equity securities of companies that are believed by the Fund's Adviser to be beneficiaries of the privatization process.

      Technology Portfolio

            This portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The Technology portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.


      Quasar Portfolio

            This portfolio seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.


      Real Estate Investment Portfolio

      This portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.


            THERE IS NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

      Voting Rights

            As previously stated, all of the assets held in the Subaccounts of the Variable Account will be invested in shares of a corresponding portfolio of the Fund. Based on the Company's view of present applicable law, we will vote the portfolio shares held in the Variable Account at meetings of shareholders in accordance with instructions received from Owners having a voting interest in the portfolio. However, if the 1940 Act or its regulations are amended, or if our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

            Prior to the Annuity Date, the Owner holds a voting interest in each portfolio in which there is value in the corresponding Subaccount. The number of portfolio shares which are attributable to the Owner is determined by dividing the corresponding value in a particular Subaccount by the net asset value of one portfolio share. The number of votes which an Owner will have a right to cast will be determined as of the record date established by each portfolio.

            We will solicit voting instructions by mail prior to the shareholder meetings. An Owner having a voting interest in a Subaccount will be sent proxy material, reports and other materials as provided by the Fund, relating to the appropriate portfolios. The Company will vote shares in accordance with instructions received from the Owner having a voting interest. At the meeting, the Company will vote shares for which it has received no instructions and any shares not attributable to Owners in the same proportion as it votes shares for which it has received instructions from Owners.

            The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the Guaranteed Account.

            Shares of the Fund may be sold only to separate accounts of life insurance companies. The shares of the Fund will be sold to separate accounts of the Company and its affiliate, American International Life Assurance Company of New York, as well as to separate accounts of other affiliated or unaffiliated life insurance companies to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity Owners, the Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, the Fund will take whatever steps it deems necessary, at its expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

      Substitution Of Shares

            If the shares of the Fund (or any portfolio within the Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or portfolio within the fund) for Fund shares already purchased or to be purchased in the future under the Contracts. No substitution of securities may take place without any required prior approval of the Securities and Exchange Commission and under such requirements as it may impose.


                                  THE CONTRACT

            The Contract described in this Prospectus is a deferred variable annuity.

      Parties to the Contract

            Owner

                  As the purchaser of the Contract,  You may exercise all rights and privileges provided in the Contract, subject to any rights that You, as Owner, may convey to an irrevocable beneficiary. As Owner, You will also be the Annuitant, unless You name in writing some other person as Annuitant.

            Annuitant

                  The Annuitant is the person who receives  annuity payments and upon the continuance of whose life these payments are based. You may designate someone other than yourself as Annuitant. If the Annuitant is a person other than the Owner, and the Annuitant dies before the Annuity Date, You will become the Annuitant unless you designate someone else as the new Annuitant.

            Beneficiary

                  The  Beneficiary You designate will receive the death proceeds if You die prior to the Annuity Date. If no Beneficiary is living at that time, the death proceeds are payable to Your estate. If the Annuitant dies after the Annuity Date, the Beneficiary will receive any remaining guaranteed payments under an Annuity Option. If no Beneficiary is living at that time, the remaining guaranteed payments are payable to Your estate.

            Change of Annuitant and Beneficiary


                  Prior to the Annuity  Date,  You may change the  Annuitant and
            Beneficiary by making a written request to Our Administrative Office. After the Annuity Date only a change of Beneficiary may be made. Once We have accepted Your written request, any change will become effective on the date You signed it. However, any change will be subject to any payment or other action taken by Us before We record the change. If the Owner is not a natural person, under current Federal tax law, the Contract may be subject to unintended and adverse tax consequences. For possible tax considerations of these changes, see TAXES, page .


      How to Purchase a Contract

            At the time of application, the Purchaser must pay at least the minimum Premium required and provide instructions regarding the allocation of the Premium among the Subaccounts. Acceptance of the Premium and form of application is subject to Our requirements and We reserve the right to reject any Premium. If the application and Premium are accepted in the form received, the Premium will be credited and allocated to the Subaccounts within two business days of its receipt. The date the Premium is credited to the Contract is the Effective Date.

            If within five days of the receipt of the initial Premium We have not received sufficient information to issue a Contract, You will be contacted. The reason for the delay will be explained to You. If You consent We will retain the Premium until the necessary requirements are fulfilled. Otherwise, the Premium will be immediately refunded to You.

      Discount Purchase Programs


            Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families may not be subject to the Surrender Charge. Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

      Distributor


            AIG Equity Sales Corp. ("AESC"), 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of AIG, and an affiliate of the Company. Commissions not to exceed 6 1/2% of Premiums will be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.


            Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.


      Administration of the Contracts

            While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Owner's records. DVFS serves as the administrator to various insurance companies offering variable contracts.

      Premium and Allocation to Your Investment Options


            The initial Premium must be at least $2,000. You may make additional payments of Premium prior to the Annuity Date, in amounts of at least $1000 or $100 as part of an automatic investment plan. There is no maximum limit on the additional Premiums You may pay or on the numbers of payments; however, the Company reserves the right to reject any Premium on any Contract. You specify at the time of issue or subsequently how the remaining amount, known as Additional Premium will be allocated.

            The initial Premium is allocated among the Subaccounts and Guaranteed Account on the Effective Date. Your allocation instructions will specify what percentage of Your initial Premium is to be credited to each Subaccount and to the Guaranteed Account. Allocation instructions must be expressed in whole percentages. Allocations for additional Premium will be made on the same basis as the initial Premium unless We receive a written notice with new instructions. Additional Premium will be credited to the Contract Value and allocated at the close of the first Valuation Date on or after which the Additional Premium is received at Our Administrative Office.

            ALL PREMIUMS TO IRA OR 403 (B) PLAN CONTRACTS MUST COMPLY WITH THE APPLICABLE PROVISIONS IN THE CODE AND THE APPLICABLE PROVISIONS OF YOUR RETIREMENT PLAN. ADDITIONAL PREMIUM COMMINGLED IN AN IRA WITH A ROLLOVER CONTRIBUTION FROM OTHER RETIREMENT PLANS MAY RESULT IN UNFAVORABLE TAX CONSEQUENCES. YOU SHOULD SEEK LEGAL COUNSEL AND TAX ADVICE REGARDING THE SUITABILITY OF THE CONTRACT FOR YOUR SITUATION. (SEE "TAXES" ON PAGE .)

      Right to Examine Contract Period

            The Contract provides a 10 day Right to Examine Contract Period giving You the opportunity to cancel the Contract. You must return the Contract with written notice to Us. If We receive the Contract and Your written notice within 10 days after it is received by You, the Contract will be voided. With the exception of Contracts issued in connection with an IRA, in those states whose laws do not require that We assume the risk of market loss during the Right to Examine Contract Period, should You decide to cancel Your Contract, the amount to be returned to You will be the Contract Value (on the day We receive the Contract) plus any charges deducted for State Taxes, without imposition of the Surrender Charge. The amount returned to you may be more or less than the initial Premium. (See "Charges and Deductions" on page .) For Contracts issued in those states that require we return the premium, we will do so. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium, less any withdrawals, or the Contract Value.

            State laws governing the duration of the Right to Examine Contract Period may vary from state to state. We will comply with the laws of the state in which the Owner resides at the time the Contract is applied for. Federal laws governing IRAs require a minimum seven day right of revocation. We provide 10 days from the date the Contract is received by you. (See "Individual Retirement Annuities" on page .)

      Unit Value and Contract Value


            After the deduction of certain charges and expenses, amounts which You allocate to a Subaccount of the Variable Account are used to purchase Accumulation Units in that Subaccount, not shares of the Portfolio in which that Subaccount invest: The number of Accumulation Units you purchase will be determined by dividing the amount allocated to each Subaccount by the Unit Value of the Subaccount for the Valuation Period during which the amount was allocated.


            The Unit Value for each Subaccount will vary from one Valuation Period to the next, based on the investment experience of the Portfolio in which the Subaccount invests and the deduction of certain charges and expenses. The Statement of Additional Information contains a detailed explanation of how Accumulation Units are valued.

            Your value in any given Subaccount is determined by multiplying the Unit Value for the Subaccount by the number of Units You own. Your value within the Variable Account is the sum of your values in all the Subaccounts. The total value of your Contract, known as the Contract Value, equals your Value in the Variable Account plus Your value in the Guaranteed Account.

      Transfers

            Prior to the Annuity Date, You may make Transfers among the Subaccounts and into and out of the Guaranteed Account subject to certain rules.


            At the present time there is no limit on the number of transfers which can be made among the Subaccounts and the Guaranteed Account in any one Contract Year. We reserve the right to limit the number of transfers to 12 per Contract Year. There are no fees for the first 12 transfers in any one Contract Year. For each transfer in excess of 12 within one Contract Year, We impose a transfer fee of $10. A transfer fee, if any, is deducted from the amount transferred. (See Appendix , "Guaranteed Account Transfers," page___.)

            Transfers may be made by written request or by telephone as described in the Contract or specifically authorized in writing. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers will be confirmed in writing to the Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

            After the Annuity Date, the Owner may transfer the Contract Value allocated to the Variable Account among the Subaccounts. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee, if any, will be deducted from the next annuity payment after the transfer. If following the transfer, the Annuity Units remaining in the Subaccount would generate a monthly annuity payment of less than $100, the Company will transfer the entire amount in the Subaccount.

            Once the transfer is effected, the Company will recompute the number of Annuity Units for each Subaccount. The number of Annuity Units for each Subaccount will remain the same for the remainder of the payment period unless the Owner requests another change.

            The minimum amount which may be transferred at any one time is the lesser of $1,000 or the value of the Subaccount or Guarantee Period from which the transfer is made. However, the minimum amount for transfers under our Dollar Cost Averaging program is $100 per Subaccount. (See "Dollar Cost Averaging") For additional limitations regarding transfers out of the Guaranteed Account, see "The Guaranteed Account" in the Appendix, page ____.)

      Dollar Cost Averaging


            The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the contract by authorizing the Company to make periodic allocations of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the allocation of Contract Value to one or more Subaccounts, and these amounts will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically transferred under this option are not included in the 12 transfers per Contract Year discussed under "Transfers" on page ___. Since the value of Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that an Owner will not have losses. A Dollar Cost Averaging Request form is available from the Administrative Office upon request.

            To elect the Dollar Cost Averaging Option, the Owner's Contract Value must be at least $12,000, and a Dollar Cost Averaging Request in proper form must be received by the Company. The Dollar Cost Averaging Request form will not be considered complete until the Contract Value is at least the required amount. An Owner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

      Asset Rebalancing Option


            The Company currently offers an option under which Owners may authorize the Company to automatically exchange Contract Value periodically to maintain a particular percentage allocation among the Subaccounts as selected by the Owner. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Contract Value in the Subaccounts to the allocation selected by the Owner. Asset Rebalancing is intended to exchange Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that an Owner will not have losses.


            To elect the Asset Rebalancing Option, the Contract Value in the Contract must be at least $12,000 and an Asset Rebalancing Request in proper form must be received by the Company. An Owner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. If the Asset Rebalancing Option is elected, all Contract Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      The amounts transferred will be credited to the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are effected. Amounts periodically transferred under this option are not included in the 12 transfers per Contract Year discussed under "Transfers" on page ____.

            An Owner may instruct the Company at any time to terminate this option by written request. Once terminated, this Option may not be reselected during the same Contract Year.


                             CHARGES AND DEDUCTIONS

            Various charges and deductions are made from Premium, the Contract Value and the Variable Account. These charges and deductions are as follows:


      Deduction for  State Premium Taxes

            We do not deduct premium taxes unless assessed by the state of residence of the Owner. Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged at Our discretion against either Premium or Contract Value. Premium taxes currently imposed by certain states on the Contracts range typically from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time Premium is received; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

      Deduction for Mortality and Expense Risk Charge

            The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Surrender Charge in the event of the death of the Owner prior to the Annuity Date and to provide the death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from Administrative and Contract Maintenance Charges.

            If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased. The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

            The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period - Annuity Options" on page .) The Company in its discretion may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from that portion of the charge attributable to mortality risk.

      Deduction for Accidental Death Benefit

            If the Owner has elected the Accidental Death Benefit, the Company deducts for each Valuation Period, an Accidental Death Benefit Charge equal on an annual basis to 0.10% of the average daily net asset value in the Variable Account.

      Deduction for Surrender (Deferred Sales) Charges


            In the event that an Owner makes a withdrawal from or surrenders Contract Value in excess of the Free Withdrawal Amount, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to the greater of the Contract Value less premiums paid or the portion of the withdrawal that does not exceed 10% of the total Premium otherwise subject to the
      Surrender  Charge  paid  to  the  time  of  withdrawal,   less  any  prior
      withdrawals; however, the Surrender Charge applies only to Premium received by the Company within seven (7) years of the date of the withdrawal.

            The Surrender Charge will vary in amount depending upon the time which has elapsed since the date Premium was received. In calculating the Surrender Charge, Premium is allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charges:



                                               Applicable Surrender
                                               Charge Percentage

  Premium Year 1                                    6%
  Premium Year 2                                    6%
  Premium Year 3                                    5%
  Premium Year 4                                    5%
  Premium Year 5                                    4%
  Premium Year 6                                    3%
  Premium Year 7                                    2%
  Premium Year 8 and thereafter                     None

            No Surrender Charge is imposed against: (1) Systematic Withdrawal options; (2) Contract Value upon Annuitization;
            (3) a Death Benefit.

            The Surrender Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Surrender Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.



            Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403 (b) Plan or IRA (See "Taxes - 403(b) Plans" on page .)



      Deduction for Administrative Charges




            The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. This charge is intended to reimburse Us for administrative expenses, both during the accumulation period and following the Annuity Date.


      Deduction for Contract Maintenance Charge


            The Company also deducts an annual Contract Maintenance Charge of $30 per year, from the Contract Value on each Contract Anniversary. The Contract Maintenance Fee is waived if the Contract Value is greater than $50,000 on the date of deduction of the charge. These charges are designed to reimburse the Company for the costs it incurs relating to maintenance of the Contract, the Variable Account, and the Guaranteed Account. If the Contract is surrendered, we will deduct the Contract Maintenance Charge at the time of surrender for the current Contract Year. The deduction will be made proportionally based on Your value in each Subaccount and the Guaranteed Account. After the Annuity Date, the Contract Maintenance Charge is deducted on a pro-rata basis from each annuity income payment.

      Deduction for Income Taxes


            The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any Federal income taxes. (See also "Taxes" beginning on page .)


      Other Expenses

            There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.


      Group and Sponsored Arrangements


            In certain instances, we may reduce the Surrender Charge and the Administrative Charge or change the minimum premium requirements for the sale of Contracts to certain groups, including those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis.

            Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or similar arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or group sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

            We will make any reductions according to our rules in effect when an application or enrollment form for a Contract is approved. We may change these rules from time to time. Any variation in the Surrender Charge or Administrative Charge will reflect differences in costs or services and will not be unfairly discriminatory.


                                ANNUITY BENEFITS

      Annuitization

            Annuitization is an election you make to apply the Contract Value to an Annuity Option in order to provide a series of annuity payments. The date the Annuity Option becomes effective is the Annuity Date.

      Annuity Date

            The latest Annuity Date is: (a) the first day of the calendar month following the later of the Annuitant's 90th birthday; or
      (b) such earlier date as may be set by applicable law.

            The Owner may designate an earlier date or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be no later than the date defined above; and, the first day of a calendar month.


            Without the approval of the Company, the new Annuity Date cannot be earlier than one year after the Effective Date. In addition, forIRA or 403
      (b) Plan Contracts, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes ," page ____).

      Annuity Options

            The Owner may choose annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. The Owner may, upon at least 30 days prior written notice to us, at any time prior to the Annuity Date, select or change an Annuity Option. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The amount of the annuity payment based on the value of a Subaccount is determined through a calculation described in the Statement of Additional Information, under the caption "Annuity Provisions". The Owner may not transfer Contract Values between the Guaranteed Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Subaccount to another Subaccount. (See " Transfer of Contract Values" on page .)

            If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the Guaranteed Account and the Variable Account, respectively.

            The annuity payment options are:

            Option 1:   Life Income.  The Company will make annuity  payments
                          during  the lifetime of the Annuitant.

            Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will make monthly annuity payments during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than 10 years, payments will be continued during the remainder of the period to the Beneficiary.

            Option 3: Joint and Last Survivor Income. The Company will make annuity payments for as long as either the Annuitant or a Contingent Annuitant is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Owner as Annuitant and the Owner's spouse.

            The annuity payment options are more fully explained in the Statement of Additional Information. The Company may also offer additional options at its own discretion.

      Annuity Payments

            If the Contract  Value  applied to annuity  payment  options is less than $2,000, the Company reserves the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company reserves the right to make payments semi-annually or annually.

            If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

            If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Subaccount selected; and (v) the pro-rata portion of the Contract Maintenance charge.

            The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, variable annuity payments will decrease.


                                  DEATH BENEFIT
      Prior to the Annuity Date

            In the event of Your death prior to the Annuity Date, a death benefit is payable to the Beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. If there has been a change of Owner, the death benefit will equal the Contract Value. Otherwise, We will pay the death benefit equal to the greatest of: (a) the total of all Premium, reduced proportionately by withdrawals and surrenders; (b) the Contract Value; (c) the greatest of the Contract Value at the seventh Contract Anniversary if attained prior to Owner's attained age 76 or at the Contract Anniversary every seven years thereafter, plus any Premium paid and less any surrenders subsequent to that Contract Anniversary.

            The  Beneficiary  may elect the death benefit to be paid as follows:
      (a) payment of the entire death benefit within 5 years of the date of the Owner's death; or (b) payment over the lifetime of the designated Beneficiary with distribution beginning within 1 year of the date of death of the Owner; or (c) if the designated Beneficiary is Your spouse, he/she can continue the contract in his/her own name.

            If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

      After the Annuity Date

            If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under this contract, except that any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death.

      Accidental Death Benefit

            If an Accidental Death Benefit has been elected, the cost of this benefit will be equal on an annual basis to 0.10% of the average daily net assets in the Variable Account.

      The Accidental Death Benefit, if any, is equal to the lesser of the Contract Value as of the date the death benefit is determined or $250,000. The Accidental Death Benefit is payable if the death of the primary Owner occurs prior to the Contract Anniversary next following his 75th birthday as a result of an Injury. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the Injury. The Accidental Death Benefit is paid to the Beneficiary.

      The Accidental Death Benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

      (a) suicide or attempted suicide while sane or insane; intentionally self-inflicted injuries;

      (b) sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;



      (c) injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

      (d)   declared or undeclared war or any act thereof; or

      (e)   service in the military, naval or air service of any country.


Death of the Annuitant

      If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty (60) days of Our receipt of proof of the Annuitant's death, the Owner will be deemed the new Annuitant. If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.


                       DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

      The Owner may withdraw Contract Values prior to the Annuity Date. Any withdrawal is subject to the following conditions:

      (a)   the Company must receive a written request;

      (b)   the amount requested must be at least $500;

      (c)   any applicable Surrender Charge will be deducted;

      (d) the Contract Value will be reduced by the sum of the amount requested plus the amount of any applicable Surrender Charge;

      (e) the Company will deduct the amount requested plus any Surrender Charge from each Subaccount of the Variable Account and from the Guaranteed Account either as specified or in the proportion that each Subaccount and the Guaranteed Account bears to the Contract Value; and

      We reserve the right to consider any withdrawal request that would reduce the Value of the Accumulation Account to less than $2,000 to be a request for Surrender. In this event, the Surrender Value will be paid to You and the Contract will terminate.


      Withdrawals (including systematic withdrawals discussed below may be taxable and subject to a penalty tax. (See "Taxes" beginning on page .)

Systematic Withdrawal


      The systematic withdrawal program involves making regularly scheduled withdrawals from Your value in the Contract. In order to initiate the program, your total Contract Value must be at least $24,000. The program allows You to prearrange the withdrawal of a specified dollar amount of at least $200 per withdrawal, on a monthly or quarterly payment basis. A maximum of 10% of the Contract Value may be withdrawn in a Contract Year. Surrender Charges are not imposed on withdrawals under this program. If you elect this program Surrender Charges will be imposed on any withdrawal, other than withdrawals made under Your systematic withdrawal program, when the withdrawal is from Premium paid in the last seven years. You may not elect this program if you have taken a prior withdrawal during the same Contract Year. (See "Withdrawals" on page , and "Surrender Charges" on page .)


      Systematic withdrawals will begin on the first scheduled withdrawal date selected by You following the date We process Your request. In the event that Your value in a specified Subaccount or the Guaranteed Account is not sufficient to deduct a withdrawal or if Your request for systematic withdrawal does not specify the Guaranteed Account or from which Subaccounts withdrawals are to be deducted, withdrawals will be deducted proportionally based on Your value in each Subaccount and the Guaranteed Account.


      All parties to the Contract are cautioned that the rights of any person to implement the systematic withdrawal program under Contracts issued in connection with IRAs or 403(b) Plans may be subject to the terms and conditions of the retirement plan, regardless of the terms and conditions of the Qualified Contract (See " Taxes" on page .)


      The systematic withdrawal program may be canceled at any time by written request or automatically by Us should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

      An Owner may change once per Contract Year the amount or frequency of withdrawals on a systematic basis.

      The Free Withdrawal Amount (see "Charges and Deductions - Deduction for Surrender Charge" on page ) is not available while an Owner is receiving systematic withdrawals. An Owner will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

      Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty. (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

The Company reserves the right to discontinue this program at any time.

Surrender


      Prior to the Annuity Date you may Surrender the Contract for the Surrender Value by withdrawing the entire Contract Value. You must submit a written request for Surrender and return the Contract to Us. The Surrender Value will be based on the Contract Value at the end of the Valuation Period during which the Surrender request is received as described below. The Contract may not be surrendered after the Annuity Date. A surrender may be taxable and subject to a tax penalty. (See "Taxes" discussed on page .)

Surrender Value


      The Surrender Value of the Contract varies each day depending on the investment results of the Subaccounts selected by the Owner. The Surrender Value will be the Contract Value as of the date the Company receives Your surrender request, reduced by the following: (1) any applicable taxes not previously deducted; (2) the Contract Maintenance Charge; and (3) any applicable Surrender Charge.


Payment of Withdrawals and Surrender Values

      Payments of Withdrawals and Surrender Values will ordinarily be sent to the Owner within seven (7) days of receipt of the written request, but see the Deferment of Payment discussion below. (Also see Statement of Additional Information - "Delay of Payments.")

      The Company reserves the right to ensure that an Owner's check or other form of Premium has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a Premium payment.


      If, at the time You make a request for a Withdrawal or a Surrender, You have not provided Us with a written election not to have Federal income taxes withheld, We must by law withhold such taxes from the taxable portion of Your payment and remit that amount to the IRS. Mandatory withholding rules apply to certain distributions from 403(b) Plan Contracts. Additionally, the Code provides that a 10% penalty tax may be imposed on certain early Withdrawals and Surrenders. (See "Taxes" on page , and " Tax-Favored Plans" on page .)


Deferral of Payment

      Payment of any Withdrawal, Surrender, or lump sum death proceeds from the Variable Account will usually occur within seven days. We may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
(2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; (3) the SEC permits a delay for protection of Owners; or (4) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

      We may defer payment of any Withdrawal or Surrender from the Guaranteed Account for up to six months from the date we receive Your written request.


                                    TAXES

Introduction


      The Contracts are designed to accumulate Contract Values for retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans .The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.


      The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

Company Tax Status

      The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

Taxation of Annuities in General - Non-Qualified Plans

      Code Section 72 governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons," and " Diversification Standards" on page____.)

      Withdrawals prior to the Annuity Date

            Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract on the date of the withdrawal exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Withdrawals on or after the Annuity Date


            Upon receipt of a lump sum payment on full surrender of the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. The taxable portion is taxed as ordinary income.

            If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

            For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

            The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contract is fully recovered. Annuity payments are fully taxable after the investment in the Contract is recovered. If the recipient dies before the investment in the Contract is recovered, the recipient's estate is allowed a deduction for the remainder.

      Penalty Tax on Certain Withdrawals


            With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code
      Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


            If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item
      (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or
      (b) before the taxpayer reaches age 59 1/2.

      Assignments

            Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over total Premium will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.

      Generation Skipping Transfer Tax

            A transfer of the Contract or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences.


      Distribution-at-Death Rules


            In order to be treated as an annuity contract for Federal income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. The designated beneficiary is the person to whom ownership of the contract passes by reason of death and must be a natural person. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.


            If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

      Gifts of Contracts

            Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

      Contracts Owned by Non-Natural Persons

            If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

      Section 1035 Exchanges


            Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

      Multiple Contracts

            Annuity contracts that are issued by the Company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.


      Withholding

            The Company is required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.

      Lump-sum Distribution or Withdrawal

      The Company is required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless You elect out of withholding.

            Annuity Payments
      The Company will withhold on the taxable portion of annuity payments based on a withholding certificate You file with the Company. If you do not file a certificate, You will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

      You are liable for payment of Federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


Diversification Standards

      To comply  with the  diversification  regulations  promulgated  under Code
Section 817(h) (the "Diversification Regulations"), after a start-up period, each Subaccount is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in the Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

      In connection with the issuance of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

      The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.


Tax Favored Plans


      The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.


While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract of this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans, and IRAs.



Individual Retirement Annuities


      Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered in connection with an IRA by this Prospectus are not available in all states.

403(b) Plans


      Code Section 403(b)(11) imposes certain restrictions on an Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to Premium paid under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows an Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan by this Prospectusare not available in all states.

                               TABLE OF CONTENTS

                                                                            PAGE
General Information.................................................
      The Company..............................................
      Independent Accountants..................................
      Legal Counsel............................................
      Distributor..............................................
      Calculation of Performance Related Information...........
      Delay of Payments........................................
      Transfers................................................
Method of Determining Contract Values...............................

Annuity Provisions..................................................
      Annuity Benefits.........................................
      Annuity Options..........................................
      Variable Annuity Payment Values..........................
      Annuity Unit.............................................
      Net Investment Factor....................................
      Additional Provisions....................................

Financial Statements................................................

                                   APPENDIX

GUARANTEED ACCOUNT OPTION

      Under this Guaranteed Account option, Contract Values are held in the Company's General Account. The General Account includes all of Our assets, except those assets segregated in Our separate accounts. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Guaranteed Account portion of the Contract. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      During the Accumulation Period the Owner may allocate amounts to the Guaranteed Account. The initial Premium will be invested in the Guaranteed Account if selected by the Owner at the time of application. Additional Premium will be allocated in accordance with the selection made in the application or the most recent instruction received at the Company Office. If the Owner elects to withdraw amounts from the Guaranteed Account, such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the Guaranteed Account for up to six (6) months from the date it receives such request at its Office.

GUARANTEE PERIODS

      The period(s) for which a guaranteed interest rate is credited is called a Guarantee Period. Guarantee Periods may be offered or withdrawn at the Company's discretion. The initial guarantee period(s) and the guaranteed interest rate(s) applicable to the initial Premium are as shown in the Contract. At least 15 days but no more than 75 days prior to the expiration of a Guarantee Period, the Owner will be mailed a notice of the guaranteed interest rate applicable to a renewal of the Guarantee Period. At the expiration of any Guarantee Period applicable to any portion of the Contract Value, that portion of the Contract Value will be automatically renewed for another Guarantee Period for the same duration as the expired Guarantee Period and will receive the guaranteed interest rate then in effect for that Guarantee Period, unless other Guarantee Periods or one or more Subaccounts are requested in writing by the Owner. All requests to change a Guarantee Period at the end of an existing Guarantee Period must be received in writing at the Company's Office within 30 days prior to the end of that Guarantee Period.

ALLOCATIONS TO THE GUARANTEED ACCOUNT

      The minimum amount that may be allocated to a Guarantee Period, either from the initial or a subsequent Premium, is $3,000. Amounts invested in the Guaranteed Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate in effect when the Owner allocates or transfers amounts to the Guaranteed Account. If the Owner has allocated or transferred amounts at different times to the Guaranteed Account, each allocation or transfer may have a unique effective guarantee rate and Guarantee Period associated with that amount. The effective guarantee rate will not be changed more than once per year and the minimum rate will not be less than 3%.

GUARANTEED ACCOUNT TRANSFERS

      During the accumulation period the Owner may transfer, by written request or telephone authorization, Contract Values to or from a subaccount of the Variable Account to or from a Guarantee Period of the Guaranteed Account at any time, subject to the conditions set out under Transfer of Contract Values Section.

      Prior to the end of a Guarantee Period the Owner may specify the subaccount(s) of the Variable Account or the applicable Guarantee Period of the Guaranteed Account to which the Owner wants the amounts from the Guaranteed Account transferred at the end of the Guarantee Period. If the Owner does not notify us prior to the end of the Guarantee Period, we will reapply that amount to a new Guarantee Period of the same duration, provided it is available. If a new Guarantee Period of the same duration is not available, that portion of Your Contract Value shall be transferred to the Guarantee Period next shortest in duration. The amount so applied is then subject to the same conditions as the original Guarantee Period, including the condition that the amount may not be transferred until the end of that Guarantee Period. In the event of a non-specified renewal, there is a grace period of 30 days within which the Owner can have transferred amounts reapplied. The effective guarantee rate applicable to the new Guarantee Period may be different from the effective guaranteed rate applicable to the original Guarantee Period. These transfers will be handled at no charge to the Owner.

MINIMUM SURRENDER VALUE

      The minimum Surrender Value for amounts allocated to the Guaranteed Account equals the amounts so allocated less withdrawals, with interest compounded annually at the rate of 3%, reduced by any applicable Surrender Charge.

                                    PART B

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


                      DEFERRED VARIABLE ANNUITY CONTRACTS



                                   issued by



                              VARIABLE ACCOUNT I



                                      and



                          AIG LIFE INSURANCE COMPANY



            THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


            THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED May 1, 1997CALL OR WRITE: AIG Life Insurance Company;
Attention:  Variable Products,  One Alico Plaza,  Wilmington,  Delaware 19801,

1-800-340-2765.


DATE OF STATEMENT OF ADDITIONAL INFORMATION:  May 1, 1997










                                                             ALLIANCE.NEW

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                    Page
General Information..................................
      The Company....................................
      Independent Accountants........................
      Legal Counsel..................................
      Distributor....................................
      Calculation of Performance Related Information.
      Delay of Payments..............................
      Transfers......................................

Method of Determining Contract Values................

Annuity Provisions...................................

Annuity Benefits.....................................
      Annuity Options................................
      Variable Annuity Payment Values................
      Annuity Unit...................................
      Net Investment Factor..........................
      Additional Provisions..........................

Financial Statements.................................

                              GENERAL INFORMATION


The Company

            A description of AIG Life Insurance Company (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

Independent Accountants

            The audited financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

            Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C..

Distributor

      AIG Equity Sales Corp. ("AESC"), a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. Commissions are paid by the Registrant directly to selling
dealers  and  representatives  on  behalf  of  the  Distributor.   Commissions

retained by the Distributor in 1996 were $83,483.


Calculation Of Performance Related Information

            A. Yield and Effective Yield Quotations for the Money Market Subaccount


            The yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.


            Any effective yield quotation for the Money Market Subaccount to be set forth in the Prospectus will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

            For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Surrender Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" on page of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

            B.    Total Return Quotations

            The total return quotations for all of the Subaccounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

            For the purposes of the total return quotations for all of the Subaccounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period. No Subaccount performance information has been refected as as of the date of this Prospectus for the Subaccounts were not yet in operation and consequently had no assets invested in the underlying portfolios.

     *Funds were first invested in the Portfolios as listed below:




           Premier Growth Portfolio                December 7, 1992
           Growth & Income Portfolio               April 16,  1992
           Short-Term  Multi-Market  Portfolio     June 25,  1992
           Global Bond  Portfolio                  May 10, 1993
           Money Market  Portfolio                 May 13,1993
           International Portfolio                 June 1, 1993
           U.S. Government/High Yield
           Securities  Portfolio                   June 14, 1993
           North American Government
           Income Portfolio                        April 8, 1994
           Global Dollar
           Government  Portfolio                   May 26 , 1994
           Utility Income  Portfolio               June 15, 1994
           Conservative Investors Portfolio        September 8,1994
           Growth Investors Portfolio              August 16, 1994
           Growth Portfolio                        August 12, 1994
           Total Return Portfolio                  September 12,1994
           Worldwide Privatization Portfolio       October 17,1994
           Technology Portfolio                    January22,1996
           Quasar Portfolio                        August 15,1996
           Real Estate Investment Portfolio        January 7,1997

     C.    Yield   Quotations   for   the   Short-Term   Multi-Market,    U.S.
           Government/High Grade Securities and Global Bond Subaccounts

     The yield quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Subaccounts that will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                        Yield = 2[(a - b + 1)6 - 1]
                                        cd

        Where:       a = net  investment  income  earned  during the period by
                         the    corresponding    portfolios    of   the   Fund
                         attributable to shares owned by the Subaccount.

                     b = expenses    accrued    for   the   period   (net   of
                         reimbursements).

                     c = the  average  daily  number  of  Accumulation   Units
                         outstanding during the period.

                     d = the maximum offering price per  Accumulation  Unit on
                         the last day of the period.

        For the purposes of the yield quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Subaccounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Surrender Charge or any transfer charges.

        A Surrender Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" on page of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Alliance Variable Products Series Fund, Inc., - Transfer of Contract Values" on page of the Prospectus)


   D.   Non - Standardized Performance Data

        1.   Total Return Quotations

        The total return quotations for all of the Subaccounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

           ERV = ending redeemable value ofa hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

        For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and, therefore, no Surrender Charge is reflected. No Subaccount performance information has been refected as of the date of this Prospectus for the Subaccounts were not yet in operation and consequently had no assets invested in the underlying portfolios.

        2.   Tax Deferred Accumulation

   In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basdis.
Different tax rates may be assumed.

   In general, individuals who own annuity contracts are not taxed on inreases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Purchase Payment of $25,000, assuming hypothetical gross annual return of 0%, 4% and 8%, compounded annually, and a tax rate of 31%. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity reflect the deduction of contractual expenses such as the mortality and expense risk charge, the Administrative Fee and the Annual Fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the 31% rate on the amount in excess of the Purchase Payment.

   The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.




                                [INSERT CHART]

Delay of Payments

   Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

             (a) the New York Stock Exchange is closed for other than customary weekends and holidays, or trading on the Exchange is otherwise restricted;

             (b) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value;

             (c) an order of the Securities and Exchange Commission permits delay for the protection of security holders; or

             (d) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

        The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (a) and (b) exist.


                     METHOD OF DETERMINING CONTRACT VALUES

        The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio of the Fund held within the Subaccount. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

        When the first shares of the respective Portfolios of the Fund were purchased for the Subaccounts, the Accumulation Units for the Subaccounts were valued at $10. The value of an Accumulation Unit for a Subaccount on any Valuation Date thereafter is determined by dividing (a) by (b), where:

        (a)   is equal to:

             (i)     the  total  value  of  the  net  assets  attributable  to
                   Accumulation Units in the Subaccount, minus

             (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Subaccount; minus

             (iii) the daily charge for providing certain administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Subaccount; minus or plus

             (iv) a charge or credit for any tax provision established for the Subaccount. The Company is not currently making any provision for taxes.

        (b) is the total number of Accumulation Units applicable to that Subaccount at the end of the Valuation Period.

        The resulting value of each Subaccount Accumulation Unit is multiplied by the respective number of Subaccount Accumulation Units for a Contract. The Contract Value of the Variable Account is the sum of all Subaccount values for the Contract.

        An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                              ANNUITY PROVISIONS

Annuity Benefits

        A description of the Annuity Benefits and Annuity Options is provided in the prospectus

Variable Annuity Payment Values

        A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

        The  first  annuity   payment  for  each  Subaccount  is  determined  by
multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

        The dollar amount of Subaccount annuity payments after the first is determined as follows:

             (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

             (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

        The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.


Annuity Unit

        The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

        (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

        (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

        The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

        (a)   is equal to:

              (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

             (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

             (iii)   a per share charge or credit,  which is  determined  by the
                     Company,   for  changes  in  tax  reserves  resulting  from
                     investment operations of the Subaccount.

        (b)  is equal to:

             (i)     the net  asset  value  per  share of the Fund held in the
                     Subaccount   determined  as  of  the  end  of  the  prior
                     Valuation Period; plus or minus

             (ii)     the per share  charge or  credit  for any  change in tax
                     reserves for the prior Valuation Period.

        (c)  is equal to:

             (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

             (ii)    the   percentage    factor    representing    the   daily
                     Administrative Charge.

The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.


Additional Provisions

        The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

        If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

        The Company will give the payee under an annuity payment option a settlement contract for the payment option.

        You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.


                             FINANCIAL STATEMENTS

        The financial statements of the Company are included herein and shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. No Financials for the Separate Account have been provided as no contracts governed by this Prospectus were issued during the reporting period.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

                   FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                      REPORT OF INDEPENDENT ACCOUNTANTS






To the Stockholders and Board of Directors
AIG Life Insurance Company:


We have audited the accompanying balance sheets of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) as of December 31, 1996 and 1995, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 22, 1997





                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                                   (in thousands)

                                                            December 31,

                                                       1996             1995

                                                     -------------  ----------

Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value  $ 2,271,326  $ 1,963,265
        (cost: 1996 - $2,190,580: 1995 - $1,823,860)
     Equity securities:
        Common stock
        (cost: 1996-$3,548: 1995 - $1,916)             5,578          2,437
        Non-redeemable preferred stocks
        (cost: 1996-$0: 1995 - $2,562)                     -          2,553
Mortgage loans on real estate, net                   297,363        239,127
Real estate, net of accumulated
 depreciation of $4,099 in 1996; and $1,755 in 1995   16,169         16,892
Policy loans                                       1,873,961      2,961,726
Other invested assets                                 64,109         68,252
Short -term investments                              100,036        202,652
Cash                                                   5,780          1,132
                                              -------------- --------------

   Total investments and cash                      4,634,322      5,458,036


Amounts due from related parties                       3,193          4,111
Investment income due and accrued                    107,268        242,748
Premium and insurance balances receivable-net         36,357         28,189
Reinsurance assets                                   218,453        207,827
Deferred policy acquisition cost                      84,287         60,625
Separate and variable accounts                       644,980        190,441
Other assets                                           5,092          7,509
                                              -------------- --------------

                        Total assets             $ 5,733,952    $ 6,199,486
                                                  ==========     ==========


                  See accompanying notes to financial statements.








                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                        (in thousands, except share amounts)

                                                              December 31,

                                                         1996           1995
                                                   -------------- ----------

Liabilities

  Policyholders' funds on deposit                $ 3,810,095     $ 4,574,995
  Future policy benefits                             630,520         566,487
  Reserve for unearned premiums                       29,911          47,590
  Policy and contract claims                         191,338         177,540
  Reserve for commissions, expenses and taxes          2,860          24,134
  Insurance balances payable                          42,137          22,186
  Deferred income taxes                                5,713          24,585
  Amounts due to related parties                       5,921           2,380
  Federal income tax payable                           2,959           4,606
  Separate and variable accounts                     644,980         190,441
  Minority interest                                    6,077           6,664
  Other liabilities                                   30,932         234,850
                                                ------------    ------------


                        Total liabilities          5,403,443       5,876,458
                                                 -----------     -----------


  Commitments and contingencies (See Note 6)

Stockholders' Equity


  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                     4,884           4,884
  Additional paid-in capital                         123,283         123,283
  Unrealized appreciation of investments,
   net of future policy benefits and taxes
   of $33,823 in 1996 and $47,209 in 1995             62,814          87,673
Retained earnings                                    139,528         107,188
                                                ------------    ------------

                        Total stockholders' equity     330,509       323,028


Total liabilities and stockholders' equity       $ 5,733,952     $ 6,199,486

                                                  ==========      ==========


                  See accompanying notes to financial statements.




                             AIG LIFE INSURANCE COMPANY
                                STATEMENTS OF INCOME

                                   (in thousands)


                                           Years  ended   December 31,
                                           -----------------------------------
                                          1996            1995             1994
                                      ------------    ------------     --------

Revenues:
  Premiums                            $ 394,480         $ 364,502      $ 265,990
  Net investment income                 504,661           435,683        239,212
  Realized capital (losses) gains           (51)             (417)         1,953
                                   -------------     -------------   -----------


               Total revenues           899,090           799,768        507,155
                                    ---------            ---------     ---------


Benefits and expenses:
  Benefits to policyholders            189,933            202,105       196,175
  Increase in future policy benefits
   and policyholders' funds on deposit495,529             392,592       158,935
  Acquisition and insurance expenses  161,841             170,343       127,941
                                    ---------            --------      ---------

              Total benefits and expenses  847,303      765,040         483,051
                                         ---------     --------      ---------


Income before income taxes                 51,787        34,728          24,104
                                        ---------     ----------      ----------

Income taxes (benefits):
   Current                             25,087            18,709          28,115
   Deferred                            (5,486)           (6,339)        (19,447)
                                   -----------       -----------    -----------

    Total income taxes                 19,601            12,370          8,668
                                    ---------         ---------    -----------

Net income before minority interest    32,186            22,358         15,436
Minority interest income (loss)           154                11           (156)
                                  -----------      ------------   -------------

Net income                         $   32,340        $   22,369    $    15,280

                                    =========         =========     ==========


                   See accompanying notes to financial statements








                             AIG LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDERS' EQUITY

                                   (in thousands)


                                               Years ended December 31,


                                          1996            1995             1994
                                      ------------    ------------    ---------

Common Stock

Balance at beginning of year      $      4,884    $      4,884    $      4,884
                                   -----------     -----------     -----------

Balance at end of year                   4,884           4,884           4,884
                                  ------------     -----------    ------------



Additional paid-in capital

Balance at beginning of year:          123,283         123,283         123,283
                                    ----------      ----------      ----------

Balance at end of year                 123,283         123,283         123,283
                                    ----------      ----------      ----------



Unrealized appreciation (depreciation)
 of investments, net
 Balance at beginning of year           87,673         (15,029)         40,159
 Change during year                    (50,245)        170,003         (84,904)
 Changes due to deferred income tax
    (expense) benefit and future
     policy benefits                    25,386        (67,301)          29,716
                                       ----------      ------           ------
 Balance at end of year                 62,814          87,673         (15,029)
                                  ------------     -----------     ------------


Retained earnings
  Balance at beginning of year         107,188          84,819          69,539
  Net income                            32,340          22,369          15,280
                                   -----------      ----------     -----------

  Balance at end of year               139,528         107,188          84,819
                                    ----------      ----------     -----------

          Total stockholders' equity$  330,509      $  323,028     $   197,957
                                     =========       =========      ==========


                   See accompanying notes to financial statements




                             AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS


                                   (in thousands)


                                                        Years ended December 31,
                                                    ---------------------------------
                                                      1996          1995     1994
                                                    ----------------------------------


Cash flows from operating activities:
 Net income                                       $   32,340     $ 22,369   $15,280
                                                    ---------   ----------- ------------

Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
 and losses included in income:
Change in insurance reserves                       72,151       133,207      88,718
 Change in premiums and insurance balances
  receivable and payable -net                      11,782        (4,695)     11,668
 Change in reinsurance assets                     (10,627)         (201)      5,553
 Change in deferred policy acquisition costs      (23,662)       (6,151)    (14,906)
 Change in investment income due and accrued      135,480      (126,299)    (82,023)
 Realized capital gains                                51           417      (1,953)
 Change in current and deferred income taxes -net  (7,133)      (15,112)    (16,708)
 Change in reserves for commissions, expenses and taxes(21,274)  (9,857)     23,055
 Change in other assets and liabilities - net       11,852         (7,466)    6,815
                                             -----------------------------------------
         Total adjustments                        168,620       (36,157)     20,219
 Net cash (used in) provided                      200,960       (13,788)     35,499
by operating activities
Cash flows from investing activities:
 Cost of fixed maturities, at market sold          40,098        36,678      19,392
 Cost of fixed maturities, at market matured or redeemed124,621  76,989      85,628
 Cost of equity securities sold                     2,607           405           -
 Realized capital gains                               (51)          582       3,176
 Purchase of fixed maturities                    (524,245)     (590,864)   (252,964)
 Purchase of equity securities                     (1,678)       (1,213)          -
 Mortgage loans granted                           (74,590)      (75,100)    (53,977)
 Repayments of mortgage loans                      16,416        12,406      16,464
 Change in policy loans                         1,087,765    (1,589,502) (1,184,455)
 Change in short-term investments                 102,616      (115,532)     18,361
 Change in other invested assets                   11,002        (4,296)     (6,652)
 Other - net                                          (38)       (6,042)    (10,583)

  Net cash used in investing activities           784,523    (2,255,489) (1,365,610)
                                            -------------  -------------------------

Cash flows from financing activities:
 Change in policyholders' funds on deposit       (980,835)    2,265,900   1,330,841
                                            ---------------------------  ----------

   Net cash provided by financing activities     (980,835)    2,265,900   1,330,841
                                            -------------- ------------  ----------

Change in cash                                      4,648        (3,377)        730
Cash at beginning of year                           1,132          4,509      3,779
                                          --------------------------------------------
Cash at end of year                      $          5,780$          1,132$    4,509
                                          =============== =============== ==============


                   See accompanying notes to financial statements

                             AIG LIFE INSURANCE COMPANY
                           NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

   (a)Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

      The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

   (b)Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMO's are treated as yield adjustments over the estimated life. Common and non-redeemable preferred stocks are carried at market value. Short-term investments are carried at cost, which approximates market.

      Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected in stockholders' equity, net of amounts recorded as future policy benefits and any related deferred income taxes.

      Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

      Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

   (b) Investments: (continued)

      Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

      Policy loans are carried at the aggregate unpaid principal balance.

      Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its amortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

    (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

   (d)Premium Recognition and Related Benefits and Expenses: Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

      Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note
      3).

      The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

   (e)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (f)Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

   (g)Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

   (h) Accounting Standards:

      In March 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 121 "Accounting for the Impairment of Long-lived Assets and for Long-lived Assets to Be Disposed Of" (FASB 121). This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and an impairment loss must be recognized.

      FASB 121 was effective for the Company commencing January 1, 1996. The adoption of this statement during 1996 had no significant effect on the Company's result of operations, financial condition or liquidity.

      In December 1995, FASB issued "Special Report, a Guide to the Implementation of Statement No. 115 on Accounting for Certain Investments in Debt and Equity Securities". Among other things, this guide provided for a transition provision permitting a one-time transfer of debt securities from the held to maturity classification to the available for sale classification. The Company did not transfer any securities from the held to maturity classification to the available for sale classification.

   (i)During 1996, the Company changed it's method of accounting for a subsidiary to reflect the minority interest. The financial statements for 1994 and 1995 have been reclassified to conform to this presentation.

2.  Investment Information

  a) Statutory Deposits: Securities with a carrying value of $2,460,000 and $2,639,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1996 and 1995, respectively.

   (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                           Years ended  December  31,
                                                        1996          1995       1994
                                                       -------    --------   --------

      Fixed maturities                                $164,548     138,341    $109,826
      Equity securities                                    219         225         241
      Mortgage loans                                    22,797      19,399      14,655
      Real estate                                        2,125         997       1,584
      Policy loans                                     314,020     268,454     108,453
      Cash and short-term investments                    2,924       4,348       1,684
          Other invested assets                          2,549       6,129       4,070
                                                    ----------  ----------  ----------
            Total investment income                    509,182     437,893     240,513

      Investment expenses                                4,521       2,210       1,301
                                                    ---------- -----------  -----------

            Net investment income                     $504,661    $435,683    $239,212
                                                      ========    ========     ========


(c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1996, 1995 and 1994 are summarized below (in thousands):


                                                         Years  ended  December 31,
                                                         -------------------------
                                                         1996       1995      1994
                                                         --------------------------

      Equity securities                                     28         712       442
      Mortgage loans                                         -      (1,000)   (1,223)
      Other invested assets                                  -          37     2,744
                                                 ------------- -----------  --------
      Net realized gains                              $    (51)   $   (417)  $ 1,953
                                                     ==========  ==========  =========


   Change in unrealized appreciation
       (depreciation) of investments:
        Fixed maturities                             $ (58,659)    $168,561  $(90,779)
      Equity securities                                  1,517           69       293
          Other invested assets                          6,897        1,373     5,582
                                                     -----------   --------------------
      Net change in unrealized appreciation
       (depreciation) of investments                 $ (50,245)   $170,003  $(84,904)
                                                     ==========   ========  =========


      Proceeds from the sale of  investments  in fixed  maturities  during 1996,
      1995  and   1994   were   $40,098,000,   $36,678,000,   and   $17,431,000,
      respectively.

      During  1996,  1995 and  1994,  gross  gains of  $176,000,  $109,000,  and
      $394,000, respectively, and gross losses of $255,000, $275,000, and $404,000, respectively, were realized on dispositions of fixed maturity investments.

      During  1996,  1995 and  1994,  gross  gains  of  $28,000,  $712,000,  and
      $442,000, respectively, were realized on disposition of equity securities.

   (d)Market  Value  of  Fixed   Maturities  and  Unrealized   Appreciation   of
      Investments: At December 31, 1996 and 1995, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,265,000 and $833,000 and gross losses of $235,000 and $320,000, respectively.

      The amortized cost and estimated market values of investments in fixed maturities at December 31, 1996 and 1995 are as follows (in thousands):

                                                     Gross     Gross
      1996                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
      -----                           ---------   ----------  ---------   ------

     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  47,848     $ 7,814        $151   $55,511
       States, municipalities and
         political subdivisions        327,944      15,525       1,934   341,535
       Foreign governments              33,340       2,855         113    36,082
       All other corporate           1,781,448      71,994      15,244 1,838,198
                                     ---------  ----------  ---------- ----------

      Total fixed maturities        $2,190,580     $ 98,188  $ 17,442 $2,271,326
                                     =========  ========== ==========  =========




                                                     Gross        Gross
      1995                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
     ------                           ---------   ----------  ----------  ------


     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  45,872   $  12,144  $       -   $  58,016
       States, municipalities and
         political subdivisions        345,049      22,975         24     368,000
       Foreign governments              30,515       4,158         30      34,643
       All other corporate           1,402,424     106,513       6,331  1,502,606
                                    ----------   ---------  ----------  ---------

      Total fixed maturities        $1,823,860  $  145,790  $   6,385  $1,963,265
                                     =========   ========= ==========  =========

      The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1996, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                    Estimated
                                                  Amortized         Market
                                                  Cost              Value

      Due in one year or less                  $   74,325        $   76,640
      Due after one year through five years       598,151           615,822
      Due after five years through ten years      818,547           849,841
      Due after ten years                         699,557           729,023
                                                ---------         ---------

                                               $2,190,580        $2,271,326

   (e)CMO's: CMO's are U.S. Government and Government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1996 and 1995, the market value of the CMO portfolio was $435,313,000 and $457,111,000, respectively; the estimated amortized cost was approximately $419,276,000 in 1996 and $433,481,000 in 1995. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1996.

   (f)Fixed Maturities Below Investment Grade: At December 31, 1996 and 1995, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $136,502,000 and $74,622,000, respectively, and an aggregate market value of $135,218,000 and $73,894,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant.

   (h)Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholders' equity at December 31, 1996 (in thousands):

      Fixed Maturities:
      Ford Motor Credit Corporation         $   38,202
      GMAC                                  $   49,541

      Other Invested Assets:
      Equity Linked Investors II, L.P.      $   43,808

3.  Deferred Policy Acquisition Costs

      The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands). The 1996 and 1995 amortization includes $6,096,000 and $9,455,000, respectively, to recognize excess loss experienced on credit insurance.



                                                   Years  ended  December 31,
                                                   ---------------------------
                                                    1996      1995        1994
                                                    ---------------------------


      Balance at beginning of year               $60,625     $54,474     $39,568
      Acquisition costs deferred                  43,534      35,008      29,442
      Amortization charged to income             (19,872)    (28,857)    (14,536)
                                                 -------    --------    --------
      Balance at end of year                     $84,287     $60,625     $54,474
                                                 =======     =======     =======


4.  Future Policy Benefits and Policyholders' Funds on Deposit

(a)The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1996 and 1995 follows (in thousands):


                                                          1996              1995
                                                    ----------          --------
      Future Policy Benefits:
      Long duration contracts                       $  624,659       $   556,669
      Short duration contracts                           5,861             9,818
                                                   -----------      ------------
                                                    $  630,520       $   566,487
                                                    ==========       ===========

      Policyholders' funds on deposit:
      Annuities                                   $  1,082,217       $   944,629
      Universal life                                   130,413           171,564
      Guaranteed investment contracts (GICs)           278,680           249,844
      Corporate owned life markets                   2,314,149         3,204,912
           Other investment contracts                    4,636             4,046
                                                 -------------       -----------

                                                    $3,810,095        $4,574,995
                                                    =========          =========


   (b)Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

      (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 1.9 percent.

   (c)The liability for policyholders' funds on deposit has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 8.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to zero over a period of 6 to 10 years.

      (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 8.1 percent and maturities range from 2 to 7 years.

     (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 1996 was 9.4 percent.

     (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of 5.9 percent to 7.5 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 10.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

   (a)The Federal income tax rate applicable to ordinary income is 35% for 1996, 1995 and 1994. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                       Years   ended   December 31,
                                  1996               1995             1994
                                Percent             Percent           Percent
                                  of                  of                of
                                pre-tax             pre-tax           pre-tax
                               operating           operating         operating
                            Amount    Income    Amount    Income  Amount  Income
                            ----------------    ----------------  --------------


"Expected" income tax
    expense                $ 18,125  35.0%   $ 12,155     35.0% $ 8,436   35.0%
 Prior year federal
    income tax benefit          (51) (0.1)       (798)     (2.3)      -      -
     State income tax           850   1.6         894       2.6      197    0.8
 Other                          677   1.3         119       0.3       35    0.2
                           --------- ----      --------- ------  -------   -----
 Actual income tax expense   $19,601  37.8%   $ 12,370     35.6% $ 8,668   36.0%
                             =============     ========    ====   =======   ====

   (b) The components of the net deferred tax liability were as follows (in thousands):

                                                     Years ended December 31,
                                                           1996         1995

   Deferred tax assets:
  Adjustment to life reserves                           $41,522      $24,940
  Adjustments to mortgage loans and investment income     2,531        2,546
  Adjustment to policy and contract claims               10,687       11,725
  Other                                                   2,585        1,232
                                                         57,325       40,443
                                                       ---------     --------

   Deferred tax liabilities:
      Deferred policy acquisition costs          $       23,047      $ 13,040
      Unrealized appreciation on investments             33,823        47,209
      Bond discount                                       4,085         3,458
      Other                                               2,083         1,321
                                                     ----------      ---------
                                                         63,038        65,028
                                                      ---------       --------

      Net deferred tax liability                    $     5,713      $ 24,585
                                                     ==========       ========


   (c)At December 31, 1996, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

   (d)Income taxes paid in 1996, 1995, and 1994 amounted to $25,412,000, $26,030,000, and $25,052,000, respectively.


6.  Commitments and Contingencies

      The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

7.  Fair Value of Financial Instruments

   (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

      The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

      Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

      Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

      Equity securities: Fair values for equity securities were based upon quoted market prices.

      Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

      Interest rate cap: Fair values for the interest rate cap were estimated using values obtained from an independent pricing service.

      Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

   (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):




      1996                                             Fair        Carrying
                                                       Value       Amount

      Cash and short-term investments           $    105,816  $    105,816
      Fixed maturities                             2,271,326     2,271,326
      Equity securities                                5,578         5,578
      Mortgage and policy loans                    2,183,873     2,171,324
         Interest rate cap                                75            94

      Policyholders' funds on deposit            $ 3,832,601   $ 3,810,095

      1995                                            Fair        Carrying
                                                       Value       Amount
      Cash and short-term investments           $    203,784  $    203,784
      Fixed maturities                             1,963,265     1,963,265
      Equity securities                                4,990         4,990
      Mortgage and policy loans                    3,216,321     3,200,853
         Interest rate cap                               144           170

      Policyholders' funds on deposit            $ 4,592,841   $ 4,574,995


8.  Stockholders' Equity

   (a)The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $39,027,000 during 1996, however, no dividends were paid during the year.

   (b)The Company's stockholders' equity as determined in accordance with statutory accounting practices was $221,567,000 at December 31, 1996 and $176,952,000 at December 31, 1995. Statutory net income amounted to $47,074,000, $39,712,000, and $47,002,000 for 1996, 1995 and 1994,
      respectively.

9.  Employee Benefits

   (a)The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. Prior to January 1, 1996, the average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1996, 1995 and 1994 were approximately $400,000, $304,000, and $179,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1996 by $42,149,000.

   (b)The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the two years ended December 31, 1994, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 2 percent of annual salary. Commencing January 1, 1995, the 401(k) plan provided for matching contributions by the Parent of up to 6 percent of annual salary depending on the employee's years of service.

   (c)In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

   (d)The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

   (a)The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1996, the future minimum lease payments under operating leases were as follows (in thousands):

            Year                          Payment

      1997                               $  3,833
      1998                                  2,785
      1999                                  1,846
      2000                                  1,596
      2001                                  1,471
      Remaining years after 2001            4,414
                                           -------

                                     Total $15,945
                                           -------
                                           -------
      Rent expense approximated $4,263,000, $3,764,000, and $3,542,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

   (b) Sublease Income -The Company does not participate in sublease agreements.


11.  Reinsurance

   (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

      The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                 Percentage
                                                                                 of Amount
December 31, 1996                                                                 Assumed
                            Gross       Ceded          Assumed           Net       to Net
                            -----       -----          -------           ---      --------

Life Insurance in Force $53,854,456 $17,392,184      $ 605,831    $37,068,103     1.6%
                        ===========    ============  ===========  =============

   Premiums:
    Life                  187,886       49,150             327        139,063      -
    Accident and Health    97,971       28,359         107,447        177,059     60.7%
    Annuity                78,358            -               -         78,358      -
        ---------------   ---------   ----------     ----------     ----------

   Total Premiums        $ 364,215      $77,509      $ 107,774       $394,480     27.3%
                       ============  ============   =============  =============

                                                                                 Percentage
                                                                                  of Amount
   December 31, 1995                                                              Assumed
                                  Gross       Ceded     Assumed        Net        to Net

    Life Insurance in Force $48,644,007     $16,635,298  $58,966    $32,067,675
                           ===========     ===========  ==========    ===========   0.2%

      Premiums:
       Life                  184,981          33,768      1,670     152,883         1.1%
       Accident and Health    72,473          16,800     93,060     148,733        62.6%
       Annuity                62,886                -       -         62,886
                      --------------     ---------------------------------------
             -

      Total Premiums   $     320,340         $50,568    $ 94,730   $ 364,502        26.0%
                       ==================  ============  =========  ========


                                                                                 Percentage
                                                                                 of Amount
   December 31, 1994                                                              Assumed
                              Gross        Ceded             Assumed       Net    to Net

    Life Insurance in Force$38,375,181     $16,500,870  $   19,298    $21,893,609   0.1%
                           ===========     ===========  ==========    ===========


      Premiums:
       Life                  130,716        7,233             (10)     123,473        -
       Accident and Health    66,026       13,949           79,810     131,887      60.5%
       Annuity                10,630            -               -      10,630         -
                      --------------     ----------------------------------------


      Total Premiums   $     207,372$      21,182     $    79,800   $    265,990    30.0%
                       ==========================      ==========   ============

   (b) The maximum amount retained on any one life by the Company is $1,000,000.

   (c)Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $54,456,000, $51,264,000, and $34,252,000,  respectively, for each of the years ended December 31, 1996, 1995 and 1994.

      The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.


12.  Transactions with Related Parties

   (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1996 amounted to $1,345,000 and $0, respectively. Premium income and commission ceded for 1995 amounted to $1,269,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,267,000 and $2,000 for the year ended December 31, 1994. Premium income and ceding commission expense assumed from affiliates aggregated $103,885,000 and $27,609,000, respectively, for 1996, compared to $90,688,000 and $23,422,000, respectively, for 1995, and
      $75,005,000 and $20,374,000, respectively for 1994.

12.  Transactions with Related Parties - (continued)

   (b)The  Company  is  party  to  several  cost  sharing  agreements  with  its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1996, 1995 and 1994, the Company was charged $28,277,000, $23,193,000, and $21,392,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $17,598,000, $14,496,000, and $13,383,000, respectively, for costs incurred by the Company but attributable to affiliates.

   (c) During 1996, the Company purchased 1,500,000 shares of AIG Life Ireland, LTD., a subsidiary.

                                        PART A

                                AIG LIFE INSURANCE COMPANY
                                      One Alico Plaza
                                Wilmington, Delaware 19899

                                   INDIVIDUAL AND GROUP
                            SINGLE PREMIUM AND FLEXIBLE PREMIUM
                                VARIABLE ANNUITY CONTRACTS

                                         issued by

                                    VARIABLE ACCOUNT I

                                            and

                                AIG LIFE INSURANCE COMPANY

      The Individual Deferred Variable Annuity Contracts (the "Individual Contracts") and Group Deferred Variable Annuity Contracts ("Group Contracts") (collectively, the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plan"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.


      Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account"). The Variable Account invests in shares of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Fund has made availablethe following Portfolios: Money Market Portfolio; Short-Term
Multi-Market Portfolio; Growth Portfolio; Growth and Income Portfolio; International Portfolio; U.S. Government/High Grade Securities Portfolio; North American Government Income Portfolio; Global Dollar Government Portfolio; Utility Income Portfolio; Global Bond Portfolio; Premier Growth Portfolio; Total Return Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Worldwide Privatization Portfolio; Quasar Portfolio; Real Estate Investment Portfolio; and Technology Portfolio. (See "Alliance Variable Products Series Fund, Inc." on Page __.) The Fund consists of other portfolios which are not currently available for use by Variable Account I.

      This Prospectus concisely sets forth the information a prospective investor ought to know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents of the Statement of Additional Information can be found on page of this Prospectus. For the Statement of Additional Information dated May 1, 1997, call or write AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.


INQUIRIES:   Purchaser   inquiries   can  be  made  by  calling  the  service
office  at 1-800-255-8402.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.


                                           Date of Prospectus: May 1, 1997

                                      TABLE CONTENTS


                                                                  PAGE
Definitions....................................
Highlights.....................................
Summary of Expenses............................
Condensed Financial Information................

The Company....................................
The Variable Account...........................
The Fund.......................................

Charges and Deductions.........................

Administration of the Contracts................
Rights under the Contracts.....................
Annuity Period.................................

Death Benefit..................................

Purchasing a Contract..........................

Contract Value.................................
Withdrawals....................................

Taxes..........................................
Legal
Proceedings...........................................
Appendix - General Account Option......................
Table of Contents of the Statement of Additional Information.........

                                        DEFINITIONS


Accumulation Period - The period prior to the Annuity Date.

Accumulation Unit - Accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.


Age - Age means age on last birthday.


Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant is named in the application.

Annuity Date - The date at which annuity payments are to begin.

Annuity Unit - Accounting unit of measure used to calculate variable annuity payments.

Beneficiary - The person or persons named in the application who will receive any benefit upon the death of the Owner (or Annuitant as applicable) prior to the Annuity Date.

Contingent Owner - The Contingent Owner, if any, must be the spouse of the Purchaser as named in the application, unless changed.

Contract Anniversary - The same month and date as the Date of Issue in each subsequent year of the Contract or Certificate.

Contract Value - The value of all amounts accumulated under the Contract or Certificate.

Contract Year - Any period of twelve (12) months commencing with the Date of Issue and each Contract or Certificate Anniversary thereafter.

Date of Issue - The date when the initial purchase payment was invested.

Deferred Sales Charge - The sales charge that may be applied against amounts withdrawn prior to the Annuity Date if withdrawal is within six years of a purchase payment.

General Account - All of the Company's assets other than the assets of the Variable Account and any other separate accounts of the Company.

Office - The Annuity Service Office of the Company: c/o Delaware Valley FinancialServices, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Owner - The person designated as contract owner or certificate owner in the application, unless changed.


Premium Year - Any period of 12 months commencing with the date a Purchase Payment is made and ending on the same date in each succeeding 12 month period thereafter.


Valuation Date - Each day that the New York Stock Exchange is open for trading.


Valuation Period - The period commencing as of the close of the New York Stock Exchange (presently 4 P.M., Eastern Standard Time (EST) ) on each Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.


Variable Account - A separate investment account of the Company, designated Variable Account I, into which purchase payments will be allocated.

                                        HIGHLIGHTS



Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account"). The Variable Account invests in shares of the Fund. (See "Alliance Variable Product Series Fund, Inc." on page .)

The Contracts provide that in the event that an Owner withdraws all or a portion of the Contract Value within the first six years of a premium payment there may be assessed a Deferred Sales Charge. The Deferred Sales Charge is based on a table of charges, of which the maximum charge is currently 6% of premium to which the charge is applicable for flexible premium contracts, and 6% of the Contract Value for single premium Contracts, subject to a maximum of 8.5% of purchase payments. (See "Charges and Deductions Deduction for Deferred Sales Charge" on page .)

Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5%. (See "Charges and Deductions - Deduction for State Premium Taxes" on page .)


The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. (See "Charges and Deductions - Deduction for Income Taxes" on page .)

The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge" on page .)

The Company deducts for each Valuation Period an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. In addition, the Company deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. (See "Charges and Deductions - Deduction for Administrative Charge" on page .)

There are deductions and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.


Surrenders and withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page .)





The Owner may return the Contract within twenty (20) days (the "Free Look Period") after it is received by delivering or mailing it to the Company's Office. Single Premium free look period is 10 days. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA the Company will refund the greater of the purchase payment, less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Free Look Period, an amount equal to the purchase payment paid less any withdrawals, the Company will refund such an amount.

                                    SUMMARY OF EXPENSES


Owner Transaction Expenses

                                                               All Sub-Accounts


Sales Load Imposed on Purchases                                         None

    Deferred Sales Charge (as a percentage of amount surrendered):

      Single Premium Contracts            Flexible Premium Contracts

          Contract Year 1                           Premium Year 1       6%
          Contract Year 2                           Premium Year 2       5%
          Contract Year 3                           Premium Year 3       4%
          Contract Year 4                           Premium Year 4       3%
          Contract Year 5                           Premium Year 5       2%
          Contract Year 6                           Premium Year 6       1%
          Contract Year 7 and thereafter            Premium Year 7
                                                    and thereafter      None

Exchange Fee Currently:
      First 12 Per Contract Year                                        None

      Thereafter                                                        $ 10
      Annual Contract Fee                                               $ 30

Separate Account Expenses
(as a percentage of average account value)                             1.25%
      Mortality and Expense Risk Fees                                  0.15%
      Account Fees and Expenses
                                                                       1.40%
Total Separate Account Annual Expenses

Annual Fund Expenses Net of Any Expense Reimbursements*


                                                                  Total
                                          Management   Other      Portfolio
                                          Fee          Expenses   Expenses
                                        ----------------------------------


Alliance Portfolios
Alliance Money Market                     0.50%   0.19%     0.69%
Alliance Short-Term Multi-Market          0.00%   0.95%     0.95%
Alliance Growth                           0.74%   0.19%     0.95%
Alliance Growth and Income                0.63%   0.19%     0.82
Alliance International                    0.04%   0.91%     0.95%
Alliance U.S. Government
/High Grade Securities                    0.54%   0.36%     0.92%
Alliance North American Government Income 0.19%   0.95%     0.95%
Alliance Global Dollar Government         0.00%   0.95%     0.95%
Alliance Utility Income                   0.19%   0.76%     0.95%
Alliance Global Bond                      0.44%   0.50%     0.94%
Alliance Premier Growth                   0.72%   0.23%     0.95%
Alliance Total Return                     0.46%   0.49%     0.95%
Alliance Conservative Investors           0.30%   0.65%     0.95%
Alliance Growth Investors                 0.74%   0.19%     0.93%
Alliance Worldwide Privatization          0.10%   0.85%     0.95%
Alliance Technology(1)                      0.33%   0.52%     0.95%
Alliance Quasar                           0.00%   0.95%     0.95%
Alliance Real Estate Investment(2)         0.00%   0.95%     0.95%

(1) The expense percentages for the Technology and Quasar Portfolio have been annualized for both portfolios have not been in existence for a full year.
(2) Expense percentages for the Real Estate Investment Portfolio has been estimated.

     The purpose of the table set forth above is to assist the Purchaser in understanding the various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. (See "Charges and Deductions" on page of this Prospectus and "Management of the Fund" in the Fund Prospectus.)

      No deduction will be made for any Premium or other taxes levied by any State unless imposed by the State where you reside. Premium taxes currently imposed on the Contracts by various states range from 0% to 3.5% of Premiums paid. (See "Charges and Deductions Deduction for StatePremium Taxes" on page .)

      "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund Prospectus.

      Fund operating expenses for each Series before reimbursement by the Fund's investment adviser were estimated to be .69% for the Money Market; 2.09 % for the Short-Term Multi-Market; .93% for the Growth; 1.91% for International;
 .98% for the U.S. Government/High Grade Securities; 1.15% for the Global Bond; 1.41% for the North American Government Income; 1.97% for the Global Dollar Government; 1.51% for the Utility Income; 1.23% for the Premier Growth; 1.12% for the Total Return;1.40 % for the Conservative Investors; 1.85% for the Growth Investors; 1.85% for the Worldwide Privatization; 4.44% for the Quasar ; 6.00% for the Real Estate Investment ; and 1.62 % for the Technology Portfolio, of the average daily net assets.

      In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Purchase Payment paid, less any prior withdrawals at the time of withdrawal. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page .)

Expenses on a hypothetical $1,000 Single Premium   policy, assuming 5% growth :

                                   If     you   surrender   Single Premium



Portfolio                              1 Year    3 Years     5 Years   10 Years


Money Market                              77          106        136       248
Short Term Multi-Market                   80          114        149       275
Growth                                    80          113        148       273
Growth and Income                         79          110        143       262
International                             80          114        149       275
A U.S. Gov't/High Grade Securities        80          113        148       272
North American Gov't Income               80          114        149       275
Global Dollar Government                  80          114        149       275
Utility Income                            80          114        149       275
Global Bond                               80          114        149       274
Premier Growth                            80          114        149       275
Total Return                              80          114        149       275
Conservative Investors                    80          114        149       275
Growth Investors                          80          114        149       275
Worldwide Privatization                   80          114        149       275
Technology                                80          114        149       275
Quasar                                    80          114        149       275
Real Estate Investment                    80          114        149       275

Expenses on a hypothetical $1,000 Flexible Premium  policy, assuming 5% growth :


                                If you surrender

Portfolio                           1 Year    3 Years       5 Years      10Years
---------                           ------    -----------   -------      --

Money Market                          76        103       133           248
Short Term Multi-Market               78        111       147           275
Growth                                78        111       146           273
Growth and Income                     77        107       140           262
International                         78        111       147           275
A U.S. Gov't/High Grade Securities    78        110       145           272
North American Gov't Income           78        111       147           275
Global Dollar Government              78        111       147           275
Utility Income                        78        111       147           275
Global Bond                           78        111       146           274
Premier Growth                        78        111       147           275
Total Return                          78        111       147           275
Conservative Investors                78        111       147           275
Growth Investors                      78        111       147           275
Worldwide Privatization               78        111       147           275
Technology                            78        111       147           275
Quasar                                78        111       147           275
Real Estate Investment                78        111        147          275




Expenses on a hypothetical $1,000 Single or Flexible Premium policy, assuming 5% growth :




                                                            If you annuitize or
                                                            if you do not surrender


Portfolio                              1 Year      3 Years   5 Years  10 Years
---------                              ------      -------   -------  --------

Money Market                             22         67        115     248
Short Term Multi-Market                  24         75        129     275
Growth                                   24         75        128     273
Growth and Income                        23         71        122     262
International                            24         75        129     275
U.S. Gov't/High Grade Securities         24         74        127     272
North American Gov't Income              24         75        129     275
Global Dollar Government                 24         75        129     275
Utility Income                           24         75        129     275
Global Bond                              24         75        128     274
Premier Growth                           24         75        129     275
Total Return                             24         75        129     275
Conservative Investors                   24         75        129     275
Growth Investors                         24         75        129     275
Worldwide Privatization                  24         75        129     275
Technology                               24         75        129     275
Quasar                                   24         75        129     275
Real Estate Investment                   24         75        129     275



      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.






                              CONDENSED FINANCIAL INFORMATION
                                ACCUMULATION UNIT VALUES*




ALLIANCE  PORTFOLIOS                      1996             1995          1994     1993     1992


MONEY MARKET
    Accumulation Unit Value
      Beginning of Period                  10.63           10.26          10.08    10.00      N/A
      End of Period                        10.97           10.63          10.26    10.08      N/A
    Accum Units o/s @ end of period 4,320,223.01     1,856,020.37    431,319.86 8,487.20       N/A

SHORT-TERM MULTI-MARKET
    Accumulation Unit Value
      Beginning of Period                   9.99              9.49          10.29      9.79      N/A
      End of Period                        10.79              9.99           9.49      10.29      N/A
    Accum Units o/s @ end of period   461,069.70         115,207.71     95,717.60  14,511.57     N/A

GROWTH
    Accumulation Unit Value
      Beginning of Period                   13.97                10.48       10.00      N/A         N/A
      End of Period                         17.70                13.97       10.48      N/A         N/A
    Accum Units o/s @ end of period  5,856,812.02         2,215,092.12  467,688.06      N/A         N/A


GROWTH & INCOME
    Accumulation Unit Value

      Beginning of Period                 15.62                 11.67       11.88        10.78     10.00
      End of Period                       19.11                 15.62       11.67        11.88     10.78
    Accum Units o/s @ end of period4,509,118.40          1,554,549.81  438,680.32    28,041.82    800.00


INTERNATIONAL
    Accumulation Unit Value
    Beginning of Period                   11.60               10.71        10.17     10.00        N/A
    End of Period                         12.26               11.60        10.71     10.17        N/A
    Accum Units o/s @ end of period2,718,751.84          981,260.91   447,407.41 21,717.14        N/A


U.S. GOVERNMENT/ HIGH GRADE

    Accumulation Unit Value
      Beginning of Period                   11.07                9.42         9.95    10.00          N/A
      End of Period                         11.20               11.07         9.42     9.95          N/A
    Accum Units o/s @ end of period  1,838,415.41          914,988.76   320,574.64 41,210.45       N/A





ALLIANCE  PORTFOLIOS                      1996           1995              1994       1993   1992


NORTH AMERICAN
GOVERNMENT INCOME
    Accumulation Unit Value
      Beginning of Period                  10.53          8.70            10.00         N/A    N/A
      End of Period                        12.33         10.53             8.70         N/A    N/A
  Accum Units o/s @ end of period   1,047,240.17   531,374.67        340,817.36         N/A    N/A

GLOBAL DOLLAR GOVERNMENT
    Accumulation Unit Value
      Beginning of Period                11.82          9.74        10.00             N/A    N/A
      End of Period                      14.56         11.82         9.74             N/A    N/A
  Accum Units o/s @ end of period   469,801.08    238,452.60    69,320.82             N/A    N/A

UTILITY INCOME
    Accumulation Unit Value
      Beginning of Period               11.82            9.87         10.00            N/A   N/A
      End of Period                     12.57           11.82         9.87             N/A   N/A
  Accum Units o/s @ end of period  812,579.02      358,005.39   111,604.02             N/A   N/A

GLOBAL BOND
    Accumulation Unit Value
    Beginning of Period                  12.64          10.28        11.00        9.96      10.00
      End of Period                      13.24          12.64        10.28        11.00      9.96
    Accum Units o/s @ end of period 579,082.99     213,886.71    85,875.16    18,846.45  5,444.00

PREMIER GROWTH
    Accumulation Unit Value
      Beginning of Period                14.54         10.15        11.13        10.00      10.00
      End of Period                      17.59         14.54        10.15        11.13      10.00
  Accum Units o/s @ end of period 3,971,452.13  1,252,211.18    223,550.22   35,271.53     2081.43


TOTAL RETURN
    Accumulation Unit Value
      Beginning of Period                  11.78         9.65        10.00        N/A        N/A
      End of Period                        13.37        11.78         9.65        N/A        N/A
    Accum Units o/s @ end of period 1,155,818.92   328,256.04    34,684.53        N/A        N/A

CONSERVATIVE INVESTORS
    Accumulation Unit Value
      Beginning of Period                  11.57        10.02        10.00         N/A      N/A
      End of Period                        11.84        11.57        10.02         N/A      N/A
    Accum Units o/s @ end of period 1,109,173.48   405,192.27    62,868.02         N/A      N/A





ALLIANCE  PORTFOLIOS                  1996           1995              1994         1993  1992



GROWTH INVESTORS
    Accumulation Unit Value
      Beginning of Period                 11.65           9.81             10.00     N/A   N/A
      End of Period                       12.43          11.65             9.81      N/A   N/A
    Accum Units o/s @ end of period  609,405.23      292,173.06         29,492.78     N/A   N/A

WORLDWIDE PRIVATIZATION
    Accumulation Unit Value
      Beginning of Period                 10.99          10.05           10.00       N/A   N/A
      End of Period                       12.84          10.99            10.05       N/A   N/A
    Accum Units o/s @ end of period1,135,168.22     394,704.27       105,674.08        N/A  N/A

TECHNOLOGY
    Accumulation Unit Value
Beginning of Period                        10.00            N/A          N/A          N/A   N/A
      End of Period                        10.89            N/A          N/A          N/A   N/A
    Accum Units o/s @ end of period 2,127,691.68            N/A          N/A          N/A    N/A

QUASAR
    Accumulation Unit Value
      Beginning of Period                  10.00            N/A          N/A          N/A   N/A
      End of Period                        10.58            N/A          N/A          N/A   N/A
    Accum Units o/s @ end of period    649,902.74           N/A          N/A         N/A   N/A


REAL ESTATE INVESTMENT
    Accumulation Unit Value
      Beginning of Period              N/A               N/A           N/A        N/A   N/A
      End of Period                    N/A               N/A           N/A        N/A   N/A
    Accum Units o/s @ end of period    N/A               N/A           N/A        N/A   N/A






       *Funds were first invested in the Portfolios as listed below:

 Premier Growth Portfolio                December 7, 1992
           Growth & Income Portfolio               April 16,  1992
           Short-Term  Multi-Market  Portfolio     June 25,  1992
           Global Bond  Portfolio                  May 10, 1993
           Money Market  Portfolio                 May 13,1993
           International Portfolio                 June 1, 1993
           U.S. Government/High Yield
           Securities  Portfolio                   June 14, 1993
           North American Government
           Income Portfolio                        April 8, 1994
           Global Dollar
           Government  Portfolio                   May 26 , 1994
           Utility Income  Portfolio               June 15, 1994
           Conservative Investors Portfolio        September 8,1994
           Growth Investors Portfolio              August 16, 1994
           Growth Portfolio                        August 12, 1994
           Total Return Portfolio                  September 12,1994
           Worldwide Privatization Portfolio       October 17,1994
           Technology Portfolio                    January22,1996
           Quasar Portfolio                        August 15,1996
           Real Estate Investment Portfolio        January 7,1997

      Calculation of Performance Data

            The Company may, from time to time, advertise certain performance related information concerning one or more of the Sub-accounts, including information as to total return and yield. Performance information about a Sub-account is based on the Sub-account's past performance only and is not intended as an indication of future performance.

            When the Company advertises the average annual total return of a Sub-account, it will usually be calculated for one, five, and ten year periods or, where a Sub-account has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Sub-account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Deferred Sales Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Deferred Sales Charge.

            When the Company advertises the yield of a Sub-account it will be calculated based upon a 30-day period ended on the date of the most recent balance sheet of the Company included in its registration statement. The yield is determined by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period.

            When the Company advertises the performance of the Money Market Sub-account it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Sub-account refers to the income generated by an investment in that Sub-account over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market
      Sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

            Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at the Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at the Fund level, which has no comparable charges.

            Performance information for a Sub-account may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Sub-account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

      Financial Data

                  Financial Statements of the Company and the Variable Account may be found in the Statement of Additional Information.

                                        THE COMPANY


            The Company is a stock life insurance company which is organized under the laws of the State of Delaware in 1962. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc., which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in over 130 countries and jurisdictions around the world.



                                   THE VARIABLE ACCOUNT

            The Board of Directors of the Company adopted a resolution to establish the Variable Account pursuant to Delaware insurance law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

            The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations of the Company. The Variable Account may be subject to liabilities arising from Sub-accounts whose assets are attributable to other variable annuity contracts offered by the Variable Account which are not described in this Prospectus.

            The Variable Account is divided into Sub-accounts, with the assets of each Sub-account invested in one Series of the Fund. The Company may, from time to time, add additional series to the Fund, and, when appropriate, additional mutual funds to act as the funding vehicles for the Contracts.


                                         THE FUND


            Alliance Variable Products Series Fund, Inc. will act as the funding vehicle for the Contracts offered hereby. The Fund is managed by Alliance Capital Management L.P., (the "Investment Manager"). The Fund is an open-end, diversified management investment company, which is intended to meet differing investment objectives. The Fund has made available the following Portfolios: Money Market Portfolio; Short-Term Multi-Market Portfolio; Growth Portfolio; Growth and Income Portfolio; International Portfolio; U.S. Government/High Grade Securities Portfolio; Global Bond Portfolio; North American Government Income Portfolio; Global Dollar Government Portfolio; Utility Income Portfolio; Premier Growth Portfolio; Total Return Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Worldwide Privatization Portfolio; Quasar Portfolio; Real Estate Investment Portfolio; and Technology Portfolio. The fund includes other portfolios which are not available for use by the Variable Account. The Investment Manager has entered into a sub-advisory agreement with AIG Global Investors, Inc. (the "Sub-Adviser"), a subsidiary of American International Group, Inc. and an affiliate of the Company, to provide investment advice for the Global Bond Portfolio.


      A summary of investment objectives is contained in the description of the Fund below. More detailed information including the investment advisory fee and other charges assessed by the Fund, may be found in the current Prospectus for the Fund which contains a discussion of the risks involved in investing in the Fund. The Prospectus for the Fund is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling the number on the cover page of this Prospectus. Please read both Prospectuses carefully before investing.

            The investment objectives of the are as follows:

      Money Market Portfolio

            This Portfolio seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities.

      Short-Term Multi-Market Portfolio

            This Portfolio seeks the highest level of current income, consistent with what the Investment Manager considers to be prudent investment risk that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

      Growth Portfolio

            This Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Growth Portfolio will employ aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the risks involved in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the Portfolio seeks to achieve its objective through such aggressive investment policies, the risk of loss increases. The Portfolio is therefore not intended for investors whose principal objective is assured income or preservation of capital.

      Growth and Income Portfolio

            This Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

      International Portfolio

            This Portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.


      North American Government Income Portfolio

            This Portfolio seeks the highest level of current income, consistent with what the adviser considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada and Mexico, their political subdivisions (including Canadian Provinces but excluding the States of the United States), agencies, instrumentalities or authorities. The Portfolio seeks high current yields by investing in government securities denominated in local currency and U.S. Dollars. Normally, the Portfolio expects to maintain at least 25% of its assets in securities denominated in the U.S. Dollar.

      Global Dollar Government Portfolio

            This portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the Portfolio seeks capital appreciation. Substantially all of the Portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.

      Utility Income Portfolio

            This Portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies int he "utilities industry." The Portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

      U.S. Government/High Grade Securities Portfolio

            This Portfolio seeks a high level of current income consistent with preservation of capital by investing principally in a portfolio of U.S. Government Securities, and other high grade debt securities.

      Global Bond Portfolio

            This Portfolio seeks to provide the highest level of current income consistent with what the Fund's Adviser and Sub-Adviser consider to be prudent investment risk that is available from a multi-currency portfolio of high quality debt securities of varying maturities.

      Premier Growth Portfolio

            This Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

      Total Return Portfolio

            This Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and Agency obligations, bonds and senior debt securities.

      Conservative Investors Portfolio

            This Portfolio seeks the highest total return without, in the view of the Fund's Adviser, undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

      Growth Investors Portfolio

            This Portfolio seeks the highest total return consistent with what the Fund's Adviser considers to be reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

      Worldwide Privatization Portfolio

            This Portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the Portfolio's investment portfolio will include equity securities of companies that are believed by the Fund's Adviser to be beneficiaries of the privatization process.

      Technology Portfolio

            This Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The Technology Portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.


      Quasar Portfolio

            This portfolio seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.


      Real Estate Investment Portfolio

      This portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

                  There is no assurance that the investment objectives of the Portfolios will be met.



      Voting Rights

            The Fund does not hold regular meetings of shareholders. The Directors of the Fund may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Articles of Incorporation of the Fund. In accordance with its view of present applicable law, the Company will vote the shares of the Fund held in the Variable Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions from Owners and those shares which it owns in the same proportion as it votes shares for which it has received instructions from Owners.

            The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty
      (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting. The person having such voting rights will be the Owner before the Annuity Date or the death of the Annuitant (or Owner, as applicable), and thereafter, the payee entitled to receive payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as the Contract Value attributable to an Annuitant decreases.

            The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds invested in the General Account.

            Shares of the Fund are sold only to separate accounts of life insurance companies. The shares of the Fund will be sold to separate accounts of the Company and its affiliate, American International Life Assurance Company of New York, as well as to separate accounts of other affiliated or unaffiliated life insurance companies to fund variable annuity contracts and/or variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity Owners, the Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, the relevant participating life insurance companies will take whatever steps are necessary, at their expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

      Substitution Of Shares

            If the shares of the Fund (or any Series within the Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or Series within the Fund) for Fund shares already purchased or to be purchased in the future by purchase payments under the Contracts. No substitution of securities may take place without any required prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

      Allocation Of Purchase Payments to Sub-accounts

            Initial purchase payments are allocated to the Sub-account(s) selected by the Owner in the application except that in those states which require the Company to deduct premium taxes upon receipt of a purchase payment the Company will deduct the premium tax prior to allocating the purchase payment to such Sub-account(s). The selection must specify a percentage for each Sub-account that is a whole number, and must be either 0% or a number equal to or greater than 10%. Subsequent purchase payments under flexible premium Contracts may be made at any time prior to the Annuity Date and will be allocated to the Sub-accounts selected by the Owner. If no selection is made, subsequent purchase payments will be allocated to the Sub-account(s) selected by the Owner according to the most recent selection request received at the Company's Office. At the time of the allocation the purchase payment is divided by the value of the Accumulation Unit for the particular Sub-account for the Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the purchase payment.


            The initial purchase payment under an IRA plan will be allocated to the Money Market Sub-account until the expiration of twenty (20) days from the day the Contract is mailed from the Company's office. Single Premium free look period is 10 days.Thereafter, the Contract Value shall be reallocated in accordance with instructions specified in the application. In the case of flexible premium Contracts, subsequent purchase payments will be directly allocated to the Sub-account(s) selected by the Owner according to the most recent selection request received at the Company's Office.


      Transfer Of Contract Values

            Before the Annuity Date, the Owner may transfer, by written request or telephone authorization, Contract Values from one Sub-account to another Sub-account, subject to the following conditions:

(a) the amount transferred from any Sub-account must be at least
      $1,000 (or the entire Sub-account value, if less);
(b) if less than $1,000 would remain in the Sub-account after the transfer, the Company will transfer the entire amount in the Sub-account;

(c) the Company may reject any more than twelve (12) transfer requests per Contract Year; and

(d) The Company will deduct any transfer charge assessed on the transaction.
      The Company is currently not assessing a transfer fee for the first twelve (12) transfers per Contract Year. The Company is assessing a transfer fee of $10 per transfer thereafter. The Company may increase the transfer fee to an amount not to exceed $30 per transfer. The transfer fee will be deducted from either the Sub-account which is the source of the transfer or from the amount transferred if the entire value in the Sub-account is transferred. (See also "Appendix - General Account").

            Transfer by telephone is authorized by and described in the application for the Contract. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers performed by telephone authorization will be confirmed in writing to the Contract Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

            After the Annuity Date, the payee of the annuity payments may transfer the Contract Value allocated to the Variable Account from one Sub-account to another Sub-account. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee will be deducted from the next annuity payment after the transfer. If following the transfer, the units remaining in the Sub-account would generate a monthly payment of less than $100, then the Company may transfer the entire amount in the Sub-account.

            Once the transfer is effected, the Company will recompute the number of Annuity Units for each Sub-account. The number of Annuity Units for each Sub-account will remain the same for the remainder of the payment period unless the payee requests another change.

                                  CHARGES AND DEDUCTIONS

            Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are as follows:


      Deduction for State Premium Taxes


            Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

            .

      Deduction for Mortality and Expense Risk Charge

            The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Deferred Sales Charge in the event of the death of the Annuitant and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from any Administrative Charge.

            If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.

            The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

            The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

            The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period - Annuity Options" on page .) It is possible that in the future the Company may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from it.

      Deduction for Deferred Sales Charge

            In the event that an Owner makes a withdrawal in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, other than by way of the Systematic Withdrawal Program (See "Withdrawals-Systematic Withdrawal Program" on page _____), a Deferred Sales Charge may be imposed. The Free Withdrawal Amount for flexible premium Contracts is equal to 10% of the purchase payments paid, less any prior withdrawals at the time of withdrawal; however, the Deferred Sales Charge applies only to those purchase payments received within six (6) years of the date of surrender. (See, however, "Purchasing a Contract - Discount Purchase Programs" on page ____.) The Free Withdrawal Amount for a Single Premium Contract is equal to 10% of the Contract Value at the time of withdrawal.

            The Deferred Sales Charge will vary in amount depending upon the time which has elapsed since the date on which a purchase payment was made. In calculating the Deferred Sales Charge, Premium is allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charges:

                                                       Applicable  Deferred
                                                            Sales Charge
   Single Premium Contracts     Flexible Premium Contracts
                                                               Percentage

    Contract Year 1               Premium Year 1                 6%
    Contract Year 2               Premium Year 2                 5%
    Contract Year 3               Premium Year 3                 4%
    Contract Year 4               Premium Year 4                 3%
    Contract Year 5               Premium Year 5                 2%
    Contract Year 6               Premium Year 6                 1%
    Contract Year 7               Premium Year 7
    and thereafter                and thereafter                 None


            The aggregate Deferred Sales Charges paid with respect to a Contract shall not exceed 8.5% of the purchase payments for such Contract.

            The Deferred Sales Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Deferred Sales Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.


    Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403(b) Plans or IRA.
   (See      "Taxes - 403(b) Plans" on page     .)





      Deduction for Administrative Charge

            The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. The Company also deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value.

            The daily Administrative Charge is deducted during the Accumulation Period and after the Annuity Date.

            Prior to the Annuity Date, the annual Administrative Charge is deducted from the Contract Value on each Contract Anniversary. If the Annuity Date is a date other than a Contract Anniversary, the Company will also deduct a pro-rata portion of the annual Administrative Charge from the Contract Value for the fraction of the Contract Year preceding the Annuity Date.

            The annual Administrative Charge is also deducted in full on the date of any total withdrawal. The annual Administrative Charge will be deducted from each Sub-account of the Variable Account in the proportion that the value of each Sub-account attributable to the Contract bears to the total Contract Value.

            After the Annuity Date, the annual Administrative Charge is deducted on a pro-rata basis from each annuity payment and is guaranteed to remain at the same amount as at the Annuity Date.

      Deduction for Income Taxes


            The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. Surrenders and withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page .)


      Other Expenses

            There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.


                              ADMINISTRATION OF THE CONTRACTS

            While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Owner's records. DVFS serves as the administrator to various insurance companies offering variable contracts.


                                RIGHTS UNDER THE CONTRACTS

            The Owner has all rights and may receive all benefits under the Contract. The Owner is named in the application. Ownership may be changed prior to the Annuity Date through the submission of written notification of the change to the Company on a form acceptable to the Company. On and after the Annuity Date, the Annuitant and Owner shall be one in the same person , unless otherwise provided for. In the case of Contracts issued in connection with an IRA, the Owner must be the Annuitant.

            The Owner's spouse is the only person eligible to be the Contingent Owner. (See "Death Benefit - Death of the Owner" on page .) Any new choice of Annuitant or Contingent Owner will automatically revoke any prior choices.

           The Owner may, except in the case of a Contract issued in connection with either an IRA or a 403(b) Plan, assign a Contract at any time before the Annuity Date and while the Annuitant is alive. A copy of any assignment must be filed with the Company. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the rights of the Owner and those of any revocable Beneficiary will be subject to the assignment. An assignment will not affect any payments the Company may make or action it may take before it is recorded. Inasmuch as an assignment or change of ownership may be a taxable event, Owners should consult competent tax advisers should they wish to assign their Contracts.

           The Contract may be modified only with the consent of the Owner, except as may be required by applicable law.


                                      ANNUITY PERIOD

      Annuity Benefits

           If the Annuitant and Owner are alive on the Annuity Date, the Company will begin making payments to the Annuitant under the annuity option or options the Owner has chosen.

           The Owner may choose or change an annuity payment option by making a written request at least thirty (30) days prior to the Annuity Date.

           The amount of the payments will be determined by applying the Contract Value on the Annuity Date. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable annuity tables contained in the Contract. The amount of the Sub-account annuity payments are determined through a calculation described in the Section captioned "Annuity Provisions" in the Statement of Additional Information.

      Annuity Date

           The Annuity Date for the Annuitant is:

   (a)   the first day of the calendar  month  following  the later of
         the   Annuitant's   85th   birthday  or  the  10th   Contract
         Anniversary; or

   (b)   such earlier date as may be set by applicable law.

           The Owner may designate an earlier date in the application or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be:

                 (a)   no later than the date defined in (a) above; and

                 (b)   the first day of a calendar month.


            In addition, for IRA and 403(b) Plan Contracts, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes - 403(b) Plans" on page , and "Taxes Individual Retirement Annuities" on page .)


      Annuity Options

           The Owner may choose to receive annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The Owner may not transfer Contract Values between the General Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Sub-account to another Sub-account. (See "Alliance Variable Products Series Fund, Inc. - Transfer of Contract Values" on page .)

           If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively.

           The annuity payment options are:

           Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

           Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

           (a) payments will be continued during the remainder of the period to the successor payee;

           (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option; or

           (c) the guaranteed period will not in the case of Contracts issued in connection with an IRA exceed the life expectancy of the Annuitant at the time the first payment is due.

           Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either the payee or a designated second person is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Annuitant and the Annuitant's spouse.

           The annuity payment options are more fully explained in the Statement of Additional Information. The Company may also offer additional options at its own discretion.

      Annuity Payments

           If the Contract Value applied to annuity payment options is less than $2,000, the Company has the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company has the right to make payments semi-annually or annually.

           If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

           If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Sub-account selected; and (v) the pro-rata portion of the annual Administrative charge.

           The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease.


                                       DEATH BENEFIT

      Death Benefit

           If the Annuitant (or Owner, if applicable) dies before the Annuity Date, the Company will pay a death benefit equal to the greater of: (a) the purchase payments paid less withdrawals; (b) the Contract Value; or,
      (c) the greatest Contract Value at any sixth contract anniversary increment (i.e., sixth, twelfth, eighteenth, etc.) plus any additional purchase payment paid less any subsequent withdrawals.

           Before the Company will pay any death benefit, the Company will require due proof of death. The Company will determine the value of the death benefit as of the Valuation Period following receipt of due proof of death at the Company's Office. The Company will pay the death benefit to the Beneficiary in accordance with any applicable laws governing the payment of death proceeds.

           Payment of the death benefit may be made in one lump sum or applied under one of the annuity payment options. (See "Annuity Period - Annuity Options" on page .) The Owner may by written request elect that any death benefit of at least $2,000 be received by the Beneficiary under an annuity payment option. (See "Annuity Period - Annuity Options" on page .) If no payment option had been selected by the Owner, the Beneficiary has sixty
      (60) days in which to make a written request to elect either a lump sum payment or any annuity payment option. Any lump sum payment will be made within seven (7) days after the Company has received due proof of death and the written election of the Beneficiary, unless a delay of payments provision is in effect. (See Statement of Additional Information "General Information Delay of Payments.")

      Death of the Owner

           If an Owner dies before the Annuity Date, the entire Contract Value must be distributed within five (5) years of the date of death, unless:

           (a) it is payable over the lifetime of a designated Beneficiary with distributions beginning within one (1) year of the date of death; or

           (b) the Contingent Owner, if any, continues the Contract in his or her own name.

           In the case of Contracts issued in connection with an IRA plan, the Beneficiary may elect to accelerate these payments. Any method of acceleration chosen must be approved by the Company.

           If the Owner dies after the Annuity Date, distribution will be as provided in the annuity payment option selected.

                                   PURCHASING A CONTRACT

      Application

           In order to  acquire  a  Contract,  an  application  provided  by the
      Company must be completed and submitted to the Company's Office for acceptance. The Company must also receive the initial purchase payment. Upon acceptance, the Contract is issued to the Owner and the purchase payment is then credited to the Variable Account and converted into Accumulation Units, except in those states where the applicable premium tax is deducted from the purchase payment. (See "Alliance Variable Products Series Fund, Inc. - Allocation of Purchase Payment to Sub-accounts" on page .) If the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two (2) business days of receipt. In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve
      Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order within five (5) business days or the Company will return the application and the purchase payment, unless the prospective owner specifically consents to the Company's retaining them until the application is made complete.





      Purchase Payments

           The minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for a Contract purchased in connection with an IRA or 403(b) Plan.

           Owners of flexible premium contracts may make additional purchase payments prior to the Annuity Date. The minimum additional purchase payment the Company will accept is $1,000. The Company reserves the right to refuse to accept any additional purchase payments.

      Discount Purchase Programs

           Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families will not be subject to the Deferred Sales Charge. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page _____.) Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

      Distributor

      AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of American International Group, Inc. and an affiliate of the Company.


           Commissions not to exceed 7% of purchase payments will be paid to entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.


           Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.


                                      CONTRACT VALUE

           The Contract Value is the sum of the value of all Sub-account Accumulation Units attributable to the Contract and amounts contributed to a guarantee period of the General Account. (See "Appendix-General Account Option"). The value of an Accumulation Unit will vary from Valuation Period to Valuation Period. The value of an Accumulation Unit is determined at the end of the Valuation Period and reflects the investment earnings, or loss, and the deductions for the Valuation Period.


                                        WITHDRAWALS

      Partial Withdrawal

           The Owner may partially withdraw Contract Value from the Contract prior to the Annuity Date. Any partial withdrawal is subject to the following conditions:

           (a)   the Company must receive a written request;

           (b)   the amount requested must be at least $500;

 (c)   any applicable Deferred Sales Charge will be deducted;

 (d) the amount withdrawn will be the sum of the amount requested and the amount of any applicable Deferred Sales Charge; and

 (e) the Company will deduct the amount requested plus any Deferred Sales Charge from each Sub-account of the Variable Account either as specified or in the proportion that the Sub-account bears to the total Contract Value.


 Withdrawals (including systematic withdrawals discussed below) may be taxable and subject to a penalty tax. (See "Taxes" beginning on page
      .)



      Systematic Withdrawal Program

           During  the  Accumulation  Period an Owner  may at any time  elect in
      writing  to  take  systematic   withdrawals   from  one  or  more  of  the
      Sub-accounts or from a guarantee period of the General Account (See "Appendix-General Account Option") for a period of time not to exceed 12 months. In order to initiate this program, the amount to be systematically withdrawn must be equal to or greater than $200 provided that the Contract Value is equal to or greater than $24,000 and the amount to be withdrawn does not exceed the Free Withdrawal Amount. Systematic withdrawals will be made without the imposition of the Deferred Sales Charge. Systematic withdrawals may occur monthly or quarterly.

           The systematic withdrawal program may be cancelled at any time by written request or automatically should the Contract Value fall below $1,000. In the event the systematic withdrawal program is cancelled, the Owner may not elect to participate in such program until the next Contract Anniversary.

           An Owner may change once per Contract Year the amount or frequency subject to be withdrawn on a systematic basis.

           The systematic withdrawal program is annually renewable, although the limitations set forth above shall continue to apply.

           The Free Withdrawal Amount (see "Charges and Deductions - Deduction for Deferred Sales Charge" on page ) and Dollar Cost Averaging (See Statement of Additional Information-"General Information- Transfers") are not available while a Owner is receiving systematic withdrawals. An Owner will be entitled to the Free Withdrawal Amount and Dollar Cost Averaging on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

           Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty tax. (See "Taxes Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

      Total Withdrawal

           The Owner may withdraw the entire Contract Value prior to the Annuity Date. A total withdrawal will cancel the Contract. The total withdrawal value is equal to the Contract Value next calculated after receipt of the written withdrawal request, less any applicable Deferred Sales Charge, less the annual Administrative Charge and less any applicable premium taxes, and, less any applicable charges assessed to amounts in the General Account. (See "Charges and Deductions" on page and "Appendix-General Account Option".)

      Payment of Withdrawals

           Any Contract Values  withdrawn will be sent to the Owner within seven
      (7) days of receipt of the written request, unless the Delay of Payments provision is in effect. (See Statement of Additional Information "General Information - Delay of Payments.") (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

           The Company reserves the right to ensure that an Owner's check or other form of purchase payment has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a purchase payment.

           Certain restrictions on withdrawals are imposed on Contracts issued in connection with 403(b) Plans. (See "Taxes - 403(b) Plans" on page .)

                                           TAXES

      Introduction


           The Contracts are designed to accumulate Contract Values with retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans.The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax and employment status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.


           The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other
      tax  laws.   Moreover,   the   discussion  is  based  upon  the  Company's
      understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

      Company Tax Status

           The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

      Taxation of Annuities in General - Non-Qualified Plans

           Code Section 72 governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons," and "Diversification Standards".)

           Withdrawals prior to the Annuity Date

                 Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract on the date of withdrawal exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

           Withdrawals on or after the Annuity Date


              Upon receipt of a lump sum payment on full surrender of the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. The taxable portion is taxed as ordinary income.

              If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

              For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

         The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contract is fully recovered. Annuity payments are fully taxable after the investment in the Contract is recovered. If the recipient dies before the investment in the Contract is recovered, the recipient's estate is allowed a deduction for the remainder.


      .




           Penalty Tax on Certain Withdrawals

                 With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or
           (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

                 If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

           Assignments

                 Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over purchase payments will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.


            Generation Skipping Transfer Tax

                  A transfer of the Contract or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences.


           Distribution-at-Death Rules


                 In order to be treated as an annuity contract for Federal income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if an Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. The designated Beneficiary is the person whom ownership of the Contract passes by reason of death, and must be a natural person.If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.


                 If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

           Gifts of Contracts

                 Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

           Contracts Owned by Non-Natural Persons

                 If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

           Section 1035 Exchanges


                 Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract, unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


           Multiple Contracts

                 Annuity contracts that are issued by the same company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.


       Withholding

                  The Company is required to withhold  Federal  income  taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.

         Lump-sum Distribution or Withdrawal

               The Company is required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless You elect out of withholding.

          Annuity Payments

               The Company will withhold on the taxable portion of annuity payments based on a withholding certificate You file with the Company. If you do not file a certificate, You will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

                  You are liable for  payment  of  Federal  income  taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


           Diversification Standards

           To comply with the diversification regulations promulgated under Code
      Section 817(h) (the "Diversification Regulations"), after a start-up period, each Sub-account is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Sub-account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in the Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

           In connection with the issuance of the proposed and temporary version of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

           The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.


       Tax-Favored Plans


           The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.


            While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract of this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans, and IRAs.



      Individual Retirement Annuities


           Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered in connection with an IRA by this Prospectus are not available in all states.


      403(b) Plans


           Code Section 403(b)(11) imposes certain restrictions on a Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to purchase payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the
      Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan by this Prospectus not available in all states.


      LEGAL PROCEEDINGS

           The Company knows of no legal proceeding pending to which the Variable Account is a party or which would materially affect the Variable Account.

      Legal matters relating to the federal securities laws in connection with the Contracts described herein are being passed upon by the law firm of Jorden, Burt, Berenson & Johnson LLP, Washington D.C. .

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                                          Page
General Information...........................................................
     The Company..............................................................
     Independent Accountants..................................................
     Legal Counsel............................................................
     Distributor..............................................................
     Calculation of Performance Related Information...........................
     Delay of Payments........................................................
     Transfers................................................................
Method of Determining Contract Values.........................................
Annuity Provisions............................................................
Annuity Benefits..............................................................
     Annuity Options..........................................................
     Variable Annuity Payment Values..........................................
     Annuity Unit.............................................................
     Net Investment Factor....................................................
     Additional Provisions....................................................
Financial Statements..........................................................

                                   APPENDIX

GENERAL ACCOUNT OPTION

     Under the General Account option, Contract Values are held in the Company's General Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account portion of the Contract. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The General Account option is not available in all states.

     During the Accumulation Period the Owner may allocate amounts to the General Account. The General Account is an account maintained by us into which all of our assets have been allocated other than the assets of the Variable Account and any other separate accounts we maintain. The initial Purchase Payment will be invested in the General Account in accordance with the selection made by the Owner in the application. In the case of flexible premium contracts, additional Purchase Payments will be allocated to General Account in accordance with the selection made by the Owner in the application or the most recent selection received at the Company Office, unless otherwise specified by the Owner. If the Owner elects to withdrawal amounts from the General Account such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the General Account for up to six (6) months from the date it receives such request at its Office.


INVESTMENTS IN THE GENERAL ACCOUNT


     An allocation of the initial Purchase Payment to a guarantee period must equal the greater of (a) or (b) where: (a) is a percentage that is a whole number, equal to or greater than 10% and (b) is a dollar amount which is equal to or greater than $3,000. Subsequent Purchase Payments under flexible premium Contracts allocated to a guarantee period must be equal to or greater than $3,000. Amounts invested in the General Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate in effect when the Owner allocates or transfers amounts to the General Account. If the Owner has allocated or transferred amounts at different times to the General Account, each allocation or transfer may have a unique effective guarantee rate and guarantee period associated with that amount. We guarantee that the effective guarantee rate will not be changed more than once per year and will not be less than 3%.


GENERAL ACCOUNT TRANSFERS

     During the Accumulation Period the Owner may transfer, by written request or telephone authorization, Contract Values to or from a sub-account of the Variable Account to or from a guarantee period of the General Account at any time, subject to the conditions set out under Transfer of Contract Values Section.

     Prior to the end of a guarantee period the Owner may specify the sub-account(s) of the Variable Account or the applicable guarantee period of the General Account to which the Owner wants the amounts from the General Account transferred at the end of the guarantee period. If the Owner does not notify us prior to the end of the guarantee period, we will apply that amount to a new guarantee period in the General Account, which is then subject to the same conditions as the original guarantee period, including the condition that the amount cannot be transferred out of the General Account until the end of that guarantee period. The effective guarantee rate applicable to the new guarantee period may be different from the effective guarantee rate applicable to the original guarantee period. These transfers will be handled at no charge to the Owner.



     .


GUARANTEE PERIODS

     The period(s) for which a Guaranteed Interest Rate is credited is called the guarantee period. Guarantee periods may be offered or withdrawn at the Company's discretion. The initial guarantee period(s) and the applicable Guaranteed Interest Rate(s) applicable to the initial Purchase Payment is as shown on the application, unless such purchase payment is made under an IRA plan. At the expiration of any guarantee period applicable to all or a portion of the Contract Value, that portion of the Contract Value will be automatically renewed for another Guarantee Period for the same duration as the expired guarantee period and will receive the Guaranteed Interest Rate then in effect for that guarantee period, unless other guarantee periods are available and are requested in writing by the Owner. All requests to change a guarantee period at the end of an existing guarantee period must be received in writing at the Company's Office no earlier than 30 days prior to the end of that guarantee period.

MINIMUM SURRENDER VALUE

     The Minimum Surrender Value for amounts allocated to a guarantee period of the General Account equals the amounts allocated to a guarantee period of the General Account paid (less withdrawals) with interest compounded annually at the rate of 3%, reduced by any applicable Deferred Sales Charge.

                                    PART B

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


                      DEFERRED VARIABLE ANNUITY CONTRACTS

                                   issued by

                              VARIABLE ACCOUNT I

                                      and

                          AIG LIFE INSURANCE COMPANY


     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


     THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED May 1, 1997, CALL OR WRITE: AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.

DATE OF STATEMENT OF ADDITIONAL INFORMATION:  May 1, 1997.

                               TABLE OF CONTENTS


                                                                          PAGE
General Information...................................................
     The Company......................................................
     Independent Accountants..........................................
     Legal Counsel....................................................
     Distributor......................................................
     Calculation of Performance Related Information...................
     Delay of Payments................................................
     Transfers........................................................
Method of Determining Contract Values.................................
Annuity Provisions....................................................
     Annuity Benefits.................................................
     Annuity Options..................................................
     Variable Annuity Payment Values..................................
     Annuity Unit.....................................................
     Net Investment Factor............................................
     Additional Provisions............................................

Financial Statements..................................................

                              GENERAL INFORMATION

The Company

     A description of AIG Life Insurance Company (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

Independent Accountants

     The audited financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

     Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C..

Distributor


     AIG  Equity   Sales   Corp.   ("AESC"),   formerly   known  as   American
International Fund Distributors, Inc., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions are paid by the Registrant directly to selling dealers and representatives on behalf of the Distributor. Commissions retained by the Distributor in 1996 were $83,483.


Calculation Of Performance Related Information

     A.    Yield  and  Effective  Yield  Quotations  for  the  Money  Market
           Sub-account

     The yield quotation for the Money Market Sub-account will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

     Any effective yield quotation for the Money Market Sub-account to be set forth in the Prospectus will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

           EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

     For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-account's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-account and the Fund are excluded from the calculation of yield.

     B.    Total Return Quotations

     The total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1+T)n = ERV

     Where:                                                P = a  hypothetical
initial payment of $1,000

                 T = average annual total return

                 n = number of years

                 ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

     For the purposes of the total return quotations for all of the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.

     Annualized total return for certain Sub-accounts as of December 31, 1996, were as follows:



                              1  Year        3   Years     Inception to Date
     Money Market               -2.23%        1.67%             1.68%
     Premier Growth             15.53%       17.33%            15.05%
     Growth & Income           16.90%         16.25%            15.25%
     International              0.29%         5.29%             5.69%
     Short Term Multi           2.58%        .34%               1.25%
     Global Bond               -0.73%        5.25%              6.08%
     US Gov't Securities       -4.35%       2.84%              2.60%
     Global Dollar Gov't       17.70%         N/A             13.80%
     North American Gov't      11.83%         N/A              6.75%
     Utility Income             0.91%         N/A              7.61%
     Conservative Investor     -3.16%         N/A             5.97%
     Growth Investors            1.21%        N/A             8.17%
     Growth                     21.24%        N/A            25.99%
     Total Return                8.10%        N/A            11.79%
     Worldwide Privatization    11.40%        N/A             9.69%
     Technology                  N/A          N/A             3.45%
     Quasar                      N/A          N/A             0.33%
     *Real Estate Investment     N/A          N/A              N/A
     * Performance  results not reflected as portfolio was not in existence as of  12/31/96.


*Funds were first invested in the Portfolios as listed below:


           Premier Growth Portfolio                December 7, 1992
           Growth & Income Portfolio               April 16,  1992
           Short-Term Multi-MarketPortfolio        June 25,  1992
           Global Bond  Portfolio                  May 10, 1993
           Money Market  Portfolio                 May 13,1993
           International Portfolio                 June 1, 1993
           U.S. Government/High Yield
           Securities  Portfolio                   June 14, 1993
           North American Government
           Income Portfolio                        April 8, 1994
           Global Dollar
           Government  Portfolio                   May 26 , 1994
           Utility Income  Portfolio               June 15, 1994
           Conservative Investors Portfolio        September 8,1994
           Growth Investors Portfolio              August 16, 1994
           Growth Portfolio                        August 12, 1994
           Total Return Portfolio                  September 12,1994
           Worldwide Privatization Portfolio       October 17,1994
           Technology Portfolio                    January22,1996
           Quasar Portfolio                        August 15,1996
           Real Estate Investment Portfolio        January 7,1997

      C. Yield Quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts

     The yield quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                        Yield = 2[(a - b + 1)6 - 1]
                                       cd

        Where:       a = net  investment  income  earned  during the period by
                         the corresponding Series of the Fund attributable to shares owned by the Sub-account.

                     b = expenses    accrued    for   the   period   (net   of
                         reimbursements).

                     c = the  average  daily  number  of  Accumulation   Units
                         outstanding during the period.

                     d = the maximum offering price per  Accumulation  Unit on
                         the last day of the period.

   For the purposes of the yield quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

   A Deferred Sales Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions Deduction for Deferred Sales Charge" on page 17 of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Alliance Variable Products Series Fund, Inc., - Transfer of Contract Values" on page 15 of the Prospectus.)

   D.   Non - Standardized Performance Data

        1.   Total Return Quotations

   The total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                    ERV =  ending  redeemable  value  of a  hypothetical  $1,000 payment made at the beginning of the particular period at the end of the particular period.

   For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and therefore, no Surrender Charge is reflected.

   Annualized total return quotations for certain Sub-accounts as of December 31, 1996, were as follows:

                                   1 Year       3Years         Inception toDate

        Money Market               3.23%         2.87%               2.39%
        Premier Growth             20.99%       18.24%              15.55%
        Growth & Income            22.36%       17.17%              15.54%
        International               5.75%        6.42%               6.48%
        Short Term Multi Market    8.04%         1.57%               1.69%
        Global Bond                4.73%         6.37%               6.45%
        US Gov't Securities        1.11%         4.01%               3.41%
        Global Dollar Gov't       23.16%           N/A              14.91%
        North American Gov't      17.29%           N/A               7.97%
        Utility Income             6.37%           N/A               8.84%
        Conservative Investor      2.30%           N/A               7.44%
        Growth Investors           6.67%           N/A               9.58%
        Growth                    26.70%           N/A              27.14%
        Total Return              13.56%           N/A              13.16%
        Worldwide Privatization   16.86%           N/A              11.08%
        Technology Portfolio         N/A           N/A               8.91%
        Quasar                       N/A           N/A               5.79%
        Real Estate Investment       N/A           N/A                N/A



        2.           Tax Deferred Accumulation

   In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basdis.
Different tax rates may be assumed.

   In general, individuals who own annuity contracts are not taxed on inreases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Purchase Payment of $25,000, assuming hypothetical gross annual return of 0%, 4% and 8%, compounded annually, and a tax rate of 31%. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity reflect the deduction of contractual expenses such as the mortality and expense risk charge, the Administrative Fee and the Annual Fee, but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the 31% rate on the amount in excess of the Purchase Payment.

   The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.





                                [INSERT CHART]

Delay of Payments

        Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

                     (a) the New York Stock  Exchange is closed for other than
                         customary weekends and holidays;

                     (b) trading on the Exchange is restricted;

                     (c) an  emergency  exists  as a  result  of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

                     (d) an order of the  Securities  and Exchange  Commission
                         permits delay for the protection of security holders.

   The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (b) and (c) exists.

Transfers

   An Owner may deposit prior to the Annuity Date, all or part of his Contract Value into the Money Market or Short-Term Multi-Market Sub-account (the Sending Sub-account"), and then automatically transfer those assets into one or more of the other Sub-accounts on a systematic basis. The amount transferred to the Sending Sub-account must be at least $12,000 in order to initiate this option. This process is called Automatic Dollar Cost Averaging.

   The Automatic Dollar Cost Averaging option is available for use with any of the investment options, other than the General Account.

   Automatic Dollar Cost Averaging transfers may occur monthly or quarterly. The Owner may designate the dollar amount to be transferred each month or elect to have a percentage transferred each month, up to a maximum of 60 months.

   The Company will make all Automatic Dollar Cost Averaging transfers on the 15th calendar day of each month, or the next day the New York Stock Exchange is open for business if the 15th calendar day of the month should fall on a day the New York Stock Exchange is closed. In order to process an Automatic Dollar Cost Averaging transfer, the Company must have received a request in writing by no later than the 6th calendar day of the month.

   The Automatic Dollar Cost Averaging option may be cancelled at any time by written request or automatically if the value of the Sending Sub-account subject to the Automatic Dollar Cost Averaging option is less than $1,000.

   An Owner may change his Automatic Dollar Cost Averaging investment allocation only once during any 12 month period.

   Any transfers made under this section are subject to the conditions of the section entitled "Alliance Variable Products Series Fund, Inc. - Transfer of Contract Values" on page 15 of the Prospectus, except that the Company will not deem the election of the Automatic Dollar Cost Averaging option to count towards a Owner's twelve (12) free transfers.

                     METHOD OF DETERMINING CONTRACT VALUES

   The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio of the Fund held within the Sub-account. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

   When the first shares of the respective Portfolios of the Fund were purchased for the Sub-accounts, the Accumulation Units for the Sub-accounts were valued at $10. The value of an Accumulation Unit for a Sub-account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

   (a)  is equal to:

         (i) the total value of the net assets attributable to Accumulation Units in the Sub-account, minus

        (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Sub-account; minus

        (iii) the daily charge for providing certain administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Sub-account; minus or plus

        (iv)a charge or credit for any tax provision established for the Sub-account. The Company is not currently making any provision for taxes.

   (b)  is  the  total  number  of  Accumulation   Units  applicable  to  that
   Sub-account at the end of the Valuation Period.

   The resulting value of each Sub-account Accumulation Unit is multiplied by the respective number of Sub-account Accumulation Units for a Contract. The Contract Value is the sum of all Sub-account values for the Contract.

   An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                              ANNUITY PROVISIONS

Annuity Benefits

   If the Annuitant is alive on the Annuity Date the Company will begin making payments to the Annuitant under the payment option or options selected. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued.

Annuity Options

        The annuity options are as follows:

        Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

        Option 2: Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

                     (a) payments will be continued during the remainder of the period to the successor payee; or

                     (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option.

        Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either payee or a designated second person is alive.

   Annuity options are available on a fixed and/or a variable basis. The Owner may allocate Contract Values to purchase only fixed annuity payments, or to purchase only variable annuity payments, or to purchase a combination of the two. Contract Values which purchase fixed annuity payments will be invested in the General Account. Contract Values which purchase variable annuity payments will be invested in the Variable Account. The Owner may make no transfers between the General Account and the Variable Account after the Annuity Date. The Company also may offer additional options at its discretion.

Variable Annuity Payment Values

   A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Sub-account(s) of the Variable Account. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

   The first annuity payment for each Sub-account is determined by multiplying the amount of the Contract Value allocated to that Sub-account by the factor shown in the table for the option selected, divided by 1000.

   The dollar amount of Sub-account annuity payments after the first is determined as follows:

        (a) The dollar amount of the first annuity payment is divided by the value for the Sub-account Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

        (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

   The total dollar amount of each Variable Annuity payment is the sum of all Sub-account variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit

   The value of an Annuity Unit for each Sub-account was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Sub-account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-account Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

        (a) is the net investment factor for the Valuation Period for which the Sub-account Annuity Unit value is being determined; and

        (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

   The net investment factor is used to determine how investment results of the Fund affect Variable Account Values within the Sub-accounts from one Valuation Period to the next. The net investment factor for each Sub-account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

        (a)  is equal to:

                      (i) the net asset value per share of the Fund held in the Sub-account determined at the end of that Valuation Period; plus

                     (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Sub-account if the
        "ex-dividend" date occurs during that same Valuation Period; plus or minus

                     (iii) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Sub-account.

        (b)  is equal to:

                      (i) the net asset value per share of the Fund held in the Sub-account determined as of the end of the prior Valuation Period; plus or minus

              (ii) the per share charge or credit for any change in tax
                     reserves for the prior Valuation Period.

        (c)  is equal to:

               (i)the percentage factor representing the Mortality
                   and Expense Risk Charge, plus

              (ii)the percentage factor representing the daily Administrative
                  Charge.

The net investment factor may be greater or less than the assumed investment factor; therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation

Additional Provisions

   The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment. Any overpayments, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

   If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

   The Company will give the payee under an annuity payment option a settlement contract for the payment option.


                             FINANCIAL STATEMENTS

        The financial statements of the Company and the Variable Account included herein shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

                   FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                      REPORT OF INDEPENDENT ACCOUNTANTS






To the Stockholders and Board of Directors
AIG Life Insurance Company:


We have audited the accompanying balance sheets of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) as of December 31, 1996 and 1995, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 22, 1997





                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                                   (in thousands)

                                                            December 31,

                                                       1996             1995

                                                     -------------  ----------

Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value  $ 2,271,326  $ 1,963,265
        (cost: 1996 - $2,190,580: 1995 - $1,823,860)
     Equity securities:
        Common stock
        (cost: 1996-$3,548: 1995 - $1,916)             5,578          2,437
        Non-redeemable preferred stocks
        (cost: 1996-$0: 1995 - $2,562)                     -          2,553
Mortgage loans on real estate, net                   297,363        239,127
Real estate, net of accumulated
 depreciation of $4,099 in 1996; and $1,755 in 1995   16,169         16,892
Policy loans                                       1,873,961      2,961,726
Other invested assets                                 64,109         68,252
Short -term investments                              100,036        202,652
Cash                                                   5,780          1,132
                                              -------------- --------------

   Total investments and cash                      4,634,322      5,458,036


Amounts due from related parties                       3,193          4,111
Investment income due and accrued                    107,268        242,748
Premium and insurance balances receivable-net         36,357         28,189
Reinsurance assets                                   218,453        207,827
Deferred policy acquisition cost                      84,287         60,625
Separate and variable accounts                       644,980        190,441
Other assets                                           5,092          7,509
                                              -------------- --------------

                        Total assets             $ 5,733,952    $ 6,199,486
                                                  ==========     ==========


                  See accompanying notes to financial statements.








                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                        (in thousands, except share amounts)

                                                              December 31,

                                                         1996           1995
                                                   -------------- ----------

Liabilities

  Policyholders' funds on deposit                $ 3,810,095     $ 4,574,995
  Future policy benefits                             630,520         566,487
  Reserve for unearned premiums                       29,911          47,590
  Policy and contract claims                         191,338         177,540
  Reserve for commissions, expenses and taxes          2,860          24,134
  Insurance balances payable                          42,137          22,186
  Deferred income taxes                                5,713          24,585
  Amounts due to related parties                       5,921           2,380
  Federal income tax payable                           2,959           4,606
  Separate and variable accounts                     644,980         190,441
  Minority interest                                    6,077           6,664
  Other liabilities                                   30,932         234,850
                                                ------------    ------------


                        Total liabilities          5,403,443       5,876,458
                                                 -----------     -----------


  Commitments and contingencies (See Note 6)

Stockholders' Equity


  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                     4,884           4,884
  Additional paid-in capital                         123,283         123,283
  Unrealized appreciation of investments,
   net of future policy benefits and taxes
   of $33,823 in 1996 and $47,209 in 1995             62,814          87,673
Retained earnings                                    139,528         107,188
                                                ------------    ------------

                        Total stockholders' equity     330,509       323,028


Total liabilities and stockholders' equity       $ 5,733,952     $ 6,199,486

                                                  ==========      ==========


                  See accompanying notes to financial statements.




                             AIG LIFE INSURANCE COMPANY
                                STATEMENTS OF INCOME

                                   (in thousands)


                                           Years  ended   December 31,
                                           -----------------------------------
                                          1996            1995             1994
                                      ------------    ------------     --------

Revenues:
  Premiums                            $ 394,480         $ 364,502      $ 265,990
  Net investment income                 504,661           435,683        239,212
  Realized capital (losses) gains           (51)             (417)         1,953
                                   -------------     -------------   -----------


               Total revenues           899,090           799,768        507,155
                                    ---------            ---------     ---------


Benefits and expenses:
  Benefits to policyholders            189,933            202,105       196,175
  Increase in future policy benefits
   and policyholders' funds on deposit495,529             392,592       158,935
  Acquisition and insurance expenses  161,841             170,343       127,941
                                    ---------            --------      ---------

              Total benefits and expenses  847,303      765,040         483,051
                                         ---------     --------      ---------


Income before income taxes                 51,787        34,728          24,104
                                        ---------     ----------      ----------

Income taxes (benefits):
   Current                             25,087            18,709          28,115
   Deferred                            (5,486)           (6,339)        (19,447)
                                   -----------       -----------    -----------

    Total income taxes                 19,601            12,370          8,668
                                    ---------         ---------    -----------

Net income before minority interest    32,186            22,358         15,436
Minority interest income (loss)           154                11           (156)
                                  -----------      ------------   -------------

Net income                         $   32,340        $   22,369    $    15,280

                                    =========         =========     ==========


                   See accompanying notes to financial statements








                             AIG LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDERS' EQUITY

                                   (in thousands)


                                               Years ended December 31,


                                          1996            1995             1994
                                      ------------    ------------    ---------

Common Stock

Balance at beginning of year      $      4,884    $      4,884    $      4,884
                                   -----------     -----------     -----------

Balance at end of year                   4,884           4,884           4,884
                                  ------------     -----------    ------------



Additional paid-in capital

Balance at beginning of year:          123,283         123,283         123,283
                                    ----------      ----------      ----------

Balance at end of year                 123,283         123,283         123,283
                                    ----------      ----------      ----------



Unrealized appreciation (depreciation)
 of investments, net
 Balance at beginning of year           87,673         (15,029)         40,159
 Change during year                    (50,245)        170,003         (84,904)
 Changes due to deferred income tax
    (expense) benefit and future
     policy benefits                    25,386        (67,301)          29,716
                                       ----------      ------           ------
 Balance at end of year                 62,814          87,673         (15,029)
                                  ------------     -----------     ------------


Retained earnings
  Balance at beginning of year         107,188          84,819          69,539
  Net income                            32,340          22,369          15,280
                                   -----------      ----------     -----------

  Balance at end of year               139,528         107,188          84,819
                                    ----------      ----------     -----------

          Total stockholders' equity$  330,509      $  323,028     $   197,957
                                     =========       =========      ==========


                   See accompanying notes to financial statements




                             AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS


                                   (in thousands)


                                                        Years ended December 31,
                                                    ---------------------------------
                                                      1996          1995     1994
                                                    ----------------------------------


Cash flows from operating activities:
 Net income                                       $   32,340     $ 22,369   $15,280
                                                    ---------   ----------- ------------

Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
 and losses included in income:
Change in insurance reserves                       72,151       133,207      88,718
 Change in premiums and insurance balances
  receivable and payable -net                      11,782        (4,695)     11,668
 Change in reinsurance assets                     (10,627)         (201)      5,553
 Change in deferred policy acquisition costs      (23,662)       (6,151)    (14,906)
 Change in investment income due and accrued      135,480      (126,299)    (82,023)
 Realized capital gains                                51           417      (1,953)
 Change in current and deferred income taxes -net  (7,133)      (15,112)    (16,708)
 Change in reserves for commissions, expenses and taxes(21,274)  (9,857)     23,055
 Change in other assets and liabilities - net       11,852         (7,466)    6,815
                                             -----------------------------------------
         Total adjustments                        168,620       (36,157)     20,219
 Net cash (used in) provided                      200,960       (13,788)     35,499
by operating activities
Cash flows from investing activities:
 Cost of fixed maturities, at market sold          40,098        36,678      19,392
 Cost of fixed maturities, at market matured or redeemed124,621  76,989      85,628
 Cost of equity securities sold                     2,607           405           -
 Realized capital gains                               (51)          582       3,176
 Purchase of fixed maturities                    (524,245)     (590,864)   (252,964)
 Purchase of equity securities                     (1,678)       (1,213)          -
 Mortgage loans granted                           (74,590)      (75,100)    (53,977)
 Repayments of mortgage loans                      16,416        12,406      16,464
 Change in policy loans                         1,087,765    (1,589,502) (1,184,455)
 Change in short-term investments                 102,616      (115,532)     18,361
 Change in other invested assets                   11,002        (4,296)     (6,652)
 Other - net                                          (38)       (6,042)    (10,583)

  Net cash used in investing activities           784,523    (2,255,489) (1,365,610)
                                            -------------  -------------------------

Cash flows from financing activities:
 Change in policyholders' funds on deposit       (980,835)    2,265,900   1,330,841
                                            ---------------------------  ----------

   Net cash provided by financing activities     (980,835)    2,265,900   1,330,841
                                            -------------- ------------  ----------

Change in cash                                      4,648        (3,377)        730
Cash at beginning of year                           1,132          4,509      3,779
                                          --------------------------------------------
Cash at end of year                      $          5,780$          1,132$    4,509
                                          =============== =============== ==============


                   See accompanying notes to financial statements

                             AIG LIFE INSURANCE COMPANY
                           NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

   (a)Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

      The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

   (b)Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMO's are treated as yield adjustments over the estimated life. Common and non-redeemable preferred stocks are carried at market value. Short-term investments are carried at cost, which approximates market.

      Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected in stockholders' equity, net of amounts recorded as future policy benefits and any related deferred income taxes.

      Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

      Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

   (b) Investments: (continued)

      Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

      Policy loans are carried at the aggregate unpaid principal balance.

      Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its amortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

    (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

   (d)Premium Recognition and Related Benefits and Expenses: Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

      Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note
      3).

      The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

   (e)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (f)Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

   (g)Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

   (h) Accounting Standards:

      In March 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 121 "Accounting for the Impairment of Long-lived Assets and for Long-lived Assets to Be Disposed Of" (FASB 121). This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and an impairment loss must be recognized.

      FASB 121 was effective for the Company commencing January 1, 1996. The adoption of this statement during 1996 had no significant effect on the Company's result of operations, financial condition or liquidity.

      In December 1995, FASB issued "Special Report, a Guide to the Implementation of Statement No. 115 on Accounting for Certain Investments in Debt and Equity Securities". Among other things, this guide provided for a transition provision permitting a one-time transfer of debt securities from the held to maturity classification to the available for sale classification. The Company did not transfer any securities from the held to maturity classification to the available for sale classification.

   (i)During 1996, the Company changed it's method of accounting for a subsidiary to reflect the minority interest. The financial statements for 1994 and 1995 have been reclassified to conform to this presentation.

2.  Investment Information

  a) Statutory Deposits: Securities with a carrying value of $2,460,000 and $2,639,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1996 and 1995, respectively.

   (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                           Years ended  December  31,
                                                        1996          1995       1994
                                                       -------    --------   --------

      Fixed maturities                                $164,548     138,341    $109,826
      Equity securities                                    219         225         241
      Mortgage loans                                    22,797      19,399      14,655
      Real estate                                        2,125         997       1,584
      Policy loans                                     314,020     268,454     108,453
      Cash and short-term investments                    2,924       4,348       1,684
          Other invested assets                          2,549       6,129       4,070
                                                    ----------  ----------  ----------
            Total investment income                    509,182     437,893     240,513

      Investment expenses                                4,521       2,210       1,301
                                                    ---------- -----------  -----------

            Net investment income                     $504,661    $435,683    $239,212
                                                      ========    ========     ========


(c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1996, 1995 and 1994 are summarized below (in thousands):


                                                         Years  ended  December 31,
                                                         -------------------------
                                                         1996       1995      1994
                                                         --------------------------

   Net realized (losses) gains on investments:
      Fixed maturities                                $    (79)$      (166)  $   (10)
      Equity securities                                     28         712       442
      Mortgage loans                                         -      (1,000)   (1,223)
      Other invested assets                                  -          37     2,744
                                                 ------------- -----------  --------
      Net realized gains                              $    (51)   $   (417)  $ 1,953
                                                     ==========  ==========  =========


   Change in unrealized appreciation
       (depreciation) of investments:
        Fixed maturities                             $ (58,659)    $168,561  $(90,779)
      Equity securities                                  1,517           69       293
          Other invested assets                          6,897        1,373     5,582
                                                     -----------   --------------------
      Net change in unrealized appreciation
       (depreciation) of investments                 $ (50,245)   $170,003  $(84,904)
                                                     ==========   ========  =========


      Proceeds from the sale of  investments  in fixed  maturities  during 1996,
      1995  and   1994   were   $40,098,000,   $36,678,000,   and   $17,431,000,
      respectively.

      During  1996,  1995 and  1994,  gross  gains of  $176,000,  $109,000,  and
      $394,000, respectively, and gross losses of $255,000, $275,000, and $404,000, respectively, were realized on dispositions of fixed maturity investments.

      During  1996,  1995 and  1994,  gross  gains  of  $28,000,  $712,000,  and
      $442,000, respectively, were realized on disposition of equity securities.

   (d)Market  Value  of  Fixed   Maturities  and  Unrealized   Appreciation   of
      Investments: At December 31, 1996 and 1995, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,265,000 and $833,000 and gross losses of $235,000 and $320,000, respectively.

      The amortized cost and estimated market values of investments in fixed maturities at December 31, 1996 and 1995 are as follows (in thousands):

                                                     Gross     Gross
      1996                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
      -----                           ---------   ----------  ---------   ------

     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  47,848     $ 7,814        $151   $55,511
       States, municipalities and
         political subdivisions        327,944      15,525       1,934   341,535
       Foreign governments              33,340       2,855         113    36,082
       All other corporate           1,781,448      71,994      15,244 1,838,198
                                     ---------  ----------  ---------- ---------

      Total fixed maturities        $2,190,580     $ 98,188  $ 17,442 $2,271,326
                                     =========  ========== ==========  =========




                                                     Gross        Gross
      1995                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
     ------                           ---------   ----------  ----------  ------


     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  45,872   $  12,144  $       -   $  58,016
       States, municipalities and
         political subdivisions        345,049      22,975         24     368,000
       Foreign governments              30,515       4,158         30      34,643
       All other corporate           1,402,424     106,513       6,331  1,502,606
                                    ----------   ---------  ----------  ---------

      Total fixed maturities        $1,823,860  $  145,790  $   6,385  $1,963,265
                                     =========   ========= ==========  =========

      The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1996, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                    Estimated
                                                  Amortized         Market
                                                  Cost              Value

      Due in one year or less                  $   74,325        $   76,640
      Due after one year through five years       598,151           615,822
      Due after five years through ten years      818,547           849,841
      Due after ten years                         699,557           729,023
                                                ---------         ---------

                                               $2,190,580        $2,271,326

   (e)CMO's: CMO's are U.S. Government and Government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1996 and 1995, the market value of the CMO portfolio was $435,313,000 and $457,111,000, respectively; the estimated amortized cost was approximately $419,276,000 in 1996 and $433,481,000 in 1995. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1996.

   (f)Fixed Maturities Below Investment Grade: At December 31, 1996 and 1995, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $136,502,000 and $74,622,000, respectively, and an aggregate market value of $135,218,000 and $73,894,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant.

   (h)Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholders' equity at December 31, 1996 (in thousands):

      Fixed Maturities:
      Ford Motor Credit Corporation         $   38,202
      GMAC                                  $   49,541

      Other Invested Assets:
      Equity Linked Investors II, L.P.      $   43,808

3.  Deferred Policy Acquisition Costs

      The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands). The 1996 and 1995 amortization includes $6,096,000 and $9,455,000, respectively, to recognize excess loss experienced on credit insurance.



                                                   Years  ended  December 31,
                                                   ---------------------------
                                                    1996      1995        1994
                                                    ---------------------------


      Balance at beginning of year               $60,625     $54,474     $39,568
      Acquisition costs deferred                  43,534      35,008      29,442
      Amortization charged to income             (19,872)    (28,857)    (14,536)
                                                 -------    --------    --------
      Balance at end of year                     $84,287     $60,625     $54,474
                                                 =======     =======     =======


4.  Future Policy Benefits and Policyholders' Funds on Deposit

(a)The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1996 and 1995 follows (in thousands):


                                                          1996              1995
                                                    ----------          --------
      Future Policy Benefits:
      Long duration contracts                       $  624,659       $   556,669
      Short duration contracts                           5,861             9,818
                                                   -----------      ------------
                                                    $  630,520       $   566,487
                                                    ==========       ===========

      Policyholders' funds on deposit:
      Annuities                                   $  1,082,217       $   944,629
      Universal life                                   130,413           171,564
      Guaranteed investment contracts (GICs)           278,680           249,844
      Corporate owned life markets                   2,314,149         3,204,912
           Other investment contracts                    4,636             4,046
                                                 -------------       -----------

                                                    $3,810,095        $4,574,995
                                                    =========          =========


   (b)Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

      (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 1.9 percent.

   (c)The liability for policyholders' funds on deposit has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 8.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to zero over a period of 6 to 10 years.

      (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 8.1 percent and maturities range from 2 to 7 years.

     (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 1996 was 9.4 percent.

     (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of 5.9 percent to 7.5 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 10.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

   (a)The Federal income tax rate applicable to ordinary income is 35% for 1996, 1995 and 1994. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                       Years   ended   December 31,
                                  1996               1995             1994
                                Percent             Percent           Percent
                                  of                  of                of
                                pre-tax             pre-tax           pre-tax
                               operating           operating         operating
                            Amount    Income    Amount    Income  Amount  Income
                            ----------------    ----------------  --------------


"Expected" income tax
    expense                $ 18,125  35.0%   $ 12,155     35.0% $ 8,436   35.0%
 Prior year federal
    income tax benefit          (51) (0.1)       (798)     (2.3)      -      -
     State income tax           850   1.6         894       2.6      197    0.8
 Other                          677   1.3         119       0.3       35    0.2
                           --------- ----      --------- ------  -------   -----
 Actual income tax expense   $19,601  37.8%   $ 12,370     35.6% $ 8,668   36.0%
                             =============     ========    ====   =======   ====

   (b) The components of the net deferred tax liability were as follows (in thousands):

                                                     Years ended December 31,
                                                           1996         1995

   Deferred tax assets:
  Adjustment to life reserves                           $41,522      $24,940
  Adjustments to mortgage loans and investment income     2,531        2,546
  Adjustment to policy and contract claims               10,687       11,725
  Other                                                   2,585        1,232
                                                         57,325       40,443
                                                       ---------     --------

   Deferred tax liabilities:
      Deferred policy acquisition costs          $       23,047      $ 13,040
      Unrealized appreciation on investments             33,823        47,209
      Bond discount                                       4,085         3,458
      Other                                               2,083         1,321
                                                     ----------      ---------
                                                         63,038        65,028
                                                      ---------       --------

      Net deferred tax liability                    $     5,713      $ 24,585
                                                     ==========       ========


   (c)At December 31, 1996, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

   (d)Income taxes paid in 1996, 1995, and 1994 amounted to $25,412,000, $26,030,000, and $25,052,000, respectively.


6.  Commitments and Contingencies

      The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

7.  Fair Value of Financial Instruments

   (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

      The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

      Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

      Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

      Equity securities: Fair values for equity securities were based upon quoted market prices.

      Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

      Interest rate cap: Fair values for the interest rate cap were estimated using values obtained from an independent pricing service.

      Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

   (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):




      1996                                             Fair        Carrying
                                                       Value       Amount

      Cash and short-term investments           $    105,816  $    105,816
      Fixed maturities                             2,271,326     2,271,326
      Equity securities                                5,578         5,578
      Mortgage and policy loans                    2,183,873     2,171,324
         Interest rate cap                                75            94

      Policyholders' funds on deposit            $ 3,832,601   $ 3,810,095

      1995                                            Fair        Carrying
                                                       Value       Amount
      Cash and short-term investments           $    203,784  $    203,784
      Fixed maturities                             1,963,265     1,963,265
      Equity securities                                4,990         4,990
      Mortgage and policy loans                    3,216,321     3,200,853
         Interest rate cap                               144           170

      Policyholders' funds on deposit            $ 4,592,841   $ 4,574,995



8.  Stockholders' Equity

   (a)The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $39,027,000 during 1996, however, no dividends were paid during the year.

   (b)The Company's stockholders' equity as determined in accordance with statutory accounting practices was $221,567,000 at December 31, 1996 and $176,952,000 at December 31, 1995. Statutory net income amounted to $47,074,000, $39,712,000, and $47,002,000 for 1996, 1995 and 1994,
      respectively.

9.  Employee Benefits

   (a)The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. Prior to January 1, 1996, the average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1996, 1995 and 1994 were approximately $400,000, $304,000, and $179,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1996 by $42,149,000.

   (b)The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the two years ended December 31, 1994, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 2 percent of annual salary. Commencing January 1, 1995, the 401(k) plan provided for matching contributions by the Parent of up to 6 percent of annual salary depending on the employee's years of service.

   (c)In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

   (d)The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

   (a)The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1996, the future minimum lease payments under operating leases were as follows (in thousands):

            Year                          Payment

      1997                               $  3,833
      1998                                  2,785
      1999                                  1,846
      2000                                  1,596
      2001                                  1,471
      Remaining years after 2001            4,414
                                           -------

                                     Total $15,945
                                           -------
                                           -------
      Rent expense approximated $4,263,000, $3,764,000, and $3,542,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

   (b) Sublease Income -The Company does not participate in sublease agreements.


11.  Reinsurance

   (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

      The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                 Percentage
                                                                                 of Amount
December 31, 1996                                                                 Assumed
                            Gross       Ceded          Assumed           Net       to Net
                            -----       -----          -------           ---      --------

Life Insurance in Force $53,854,456 $17,392,184      $ 605,831    $37,068,103     1.6%
                        ===========    ============  ===========  =============

   Premiums:
    Life                  187,886       49,150             327        139,063      -
    Accident and Health    97,971       28,359         107,447        177,059     60.7%
    Annuity                78,358            -               -         78,358      -
        ---------------   ---------   ----------     ----------     ----------

   Total Premiums        $ 364,215      $77,509      $ 107,774       $394,480     27.3%
                       ============  ============   =============  =============

                                                                                 Percentage
                                                                                  of Amount
   December 31, 1995                                                              Assumed
                                  Gross       Ceded     Assumed        Net        to Net

    Life Insurance in Force $48,644,007     $16,635,298  $58,966    $32,067,675
                           ===========     ===========  ==========    ===========   0.2%

      Premiums:
       Life                  184,981          33,768      1,670     152,883         1.1%
       Accident and Health    72,473          16,800     93,060     148,733        62.6%
       Annuity                62,886                -       -         62,886
                      --------------     ---------------------------------------
             -

      Total Premiums   $     320,340         $50,568    $ 94,730   $ 364,502        26.0%
                       ========================== ==========    =============


                                                                                 Percentage
                                                                                 of Amount
   December 31, 1994                                                              Assumed
                              Gross        Ceded             Assumed       Net    to Net

    Life Insurance in Force$38,375,181     $16,500,870  $   19,298    $21,893,609   0.1%
                           ===========     ===========  ==========    ===========


      Premiums:
       Life                  130,716        7,233             (10)     123,473        -
       Accident and Health    66,026       13,949           79,810     131,887      60.5%
       Annuity                10,630            -               -      10,630         -
                      --------------     ----------------------------------------


      Total Premiums   $     207,372$      21,182     $    79,800   $    265,990    30.0%
                       ==========================      ==========   ============

   (b) The maximum amount retained on any one life by the Company is $1,000,000.

   (c)Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $54,456,000, $51,264,000, and $34,252,000,  respectively, for each of the years ended December 31, 1996, 1995 and 1994.

      The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.


12.  Transactions with Related Parties

   (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1996 amounted to $1,345,000 and $0, respectively. Premium income and commission ceded for 1995 amounted to $1,269,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,267,000 and $2,000 for the year ended December 31, 1994. Premium income and ceding commission expense assumed from affiliates aggregated $103,885,000 and $27,609,000, respectively, for 1996, compared to $90,688,000 and $23,422,000, respectively, for 1995, and
      $75,005,000 and $20,374,000, respectively for 1994.

12.  Transactions with Related Parties - (continued)

   (b)The  Company  is  party  to  several  cost  sharing  agreements  with  its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1996, 1995 and 1994, the Company was charged $28,277,000, $23,193,000, and $21,392,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $17,598,000, $14,496,000, and $13,383,000, respectively, for costs incurred by the Company but attributable to affiliates.

   (c) During 1996, the Company purchased 1,500,000 shares of AIG Life Ireland, LTD., a subsidiary.

                              AIG LIFE INSURANCE COMPANY
                                      (AIG LIFE)
                                  VARIABLE ACCOUNT I

                           REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
AIG Life Insurance Company
Variable Account I

We have audited the accompanying statement of assets and liabilities of AIG Life Insurance Company Variable Account I (the Account) comprising the Money Market,Premier Growth, Growth and Income, International,
Short-Term  Multi-Market,  Global Bond, U.S. Government/High Grade Securities,
 Global Dollar Government, North American Government, Utility Income, Conservative Investors, Growth Investors, Growth, Total Return, Worldwide Privatization, Technology and Quasar Subaccounts, as of December 31, 1996 and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then added. These financial statements are the are the responsibility of the management of Variable Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation ofinvestments held at December 31, 1996 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used an significant estimates made by
 management,   as  well  as  evaluating  the  overall   financial   statement
presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company Variable Account I as of December 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended, in conformity with generally accepted accounting principles.

/s/ Coopers & Lybrand
---------------------
Coopers & Lybrand

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 20, 1997

AIG LIFE INSURANCE COMPANY (AIG LIFE)
VARIABLE ACCOUNT I

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1996

                                                                                            Market
                                                             Shares          Cost           Value
ASSETS:
   Investments at Market Value:
      Alliance Variable Products Series Fund, Inc.:


         Money Market Portfolio ....................    47,386,157.640  $  47,386,157 $    47,386,157
         Premier Growth Portfolio ..................     4,450,620.422     70,726,542      69,874,740
         Growth & Income Portfolio .................     5,254,776.935     79,369,646      86,178,341
         International Portfolio ...................     2,239,296.730     31,599,640      33,343,127
         Short-Term Multi-Market Portfolio .........       463,620.484      4,905,312       4,974,647
         Global Bond Portfolio .....................       652,968.868      7,550,276       7,665,854
         U.S. Government/High Grade
              Securities Portfolio .................     1,786,810.058     19,996,799      20,584,053
         Global Dollar Government Portfolio ........       477,572.777      5,816,147       6,838,841
         North American Government Portfolio .......     1,042,650.611     11,195,815      12,908,015
         Utility Income Portfolio ..................       804,924.882      9,461,191      10,214,507
         Conservative Investors Portfolio ..........     1,088,167.769     12,537,951      13,134,185
         Growth Investors Portfolio ................       594,626.423      7,076,598       7,575,544
         Growth Portfolio ..........................     5,785,284.557     84,436,521     103,672,299
         Total Return Portfolio ....................     1,056,451.732     13,803,128      15,455,885
         Worldwide Privatization Portfolio .........     1,109,889.866     13,084,244      14,572,855
         Technology Portfolio ......................     2,098,914.714     21,680,167      23,172,018
         Quasar Portfolio ..........................       646,154.311      6,718,670       6,875,082
                                                                        ------------- ---------------
         Total Investments ...........................................  $ 447,344,804     484,426,150
                                                                                      ---------------
              Total Assets ............................................ ............  $   484,426,150
                                                                                      ===============
EQUITY:
   Contract Owners' Equity .........................................................  $   484,426,150
                                                                                      ---------------
              Total Equity .........................................................  $   484,426,150




                      See Notes to Financial Statements

       AIG LIFE INSURANCE COMPANY
               (AIG LIFE)
           VARIABLE ACCOUNT I

        STATEMENT OF OPERATIONS
  For the Year Ended December 31, 1996


                                                                                                                  Growth
                                                                                Money         Premier                  &
                                                                               Market          Growth             Income
                                                            Total           Portfolio       Portfolio          Portfolio
Investment Income (Loss):
    Dividends  .........................            $  25,460,298 $         1,723,662 $    12,056,499  $       8,187,563
Expenses:
    Mortality & Expense Risk Fees  .....                3,883,434             477,195         540,236            655,716
    Daily Administrative Charges  ......                  465,811              56,499          64,874             78,289
                                                    ------------- -------------------  --------------  -----------------
Net Investment Income (Loss)  ..........               21,111,053           1,189,968      11,451,389          7,453,558
                                                    ------------- -------------------  --------------  -----------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ......................                2,242,088                   0          84,696            118,675
    Change in Unrealized Appreciation
        (Depreciation)  ................               24,819,919                   0     (2,412,194)          3,949,531
                                                    ------------- -------------------  --------------  -----------------
Net Gain (Loss) on Investments  ........               27,062,007                   0     (2,327,498)          4,068,206
                                                    ------------- -------------------  --------------  -----------------
Increase (Decrease) in Net Assets
    Resulting From Operations  .........            $  48,173,060 $         1,189,968 $     9,123,891  $      11,521,764
                                                    ============= =================== ===============  =================

                                                                                                                      US
                                                                                                                  Gov't/
                                                                           Short-term          Global               High
                                                    International        Multi-Market            Bond              Grade
                                                        Portfolio           Portfolio       Portfolio          Portfolio
Investment Income (Loss):
    Dividends  .........................            $     289,276 $           198,880 $       485,096  $         628,703
Expenses:
    Mortality & Expense Risk Fees  .....                  280,298              37,388          67,041            201,693
    Daily Administrative Charges  ......                   33,524               4,485           8,044             24,623
                                                    ------------- -------------------  --------------  -----------------
Net Investment Income (Loss)  ..........                 (24,546)             157,007         410,011            402,387
                                                    ------------- -------------------  --------------  -----------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ......................                   61,622              34,922          50,794            303,912
    Change in Unrealized Appreciation
        (Depreciation)  ................                1,071,980              34,992       (132,618)          (216,624)
                                                    ------------- -------------------  --------------  -----------------
Net Gain (Loss) on Investments  ........                1,133,602              69,914        (81,824)             87,288
                                                    ------------- -------------------  --------------  -----------------
Increase (Decrease) in Net Assets
    Resulting From Operations  .........            $   1,109,056 $           226,921 $       328,187  $         489,675
                                                    ============= =================== ===============  =================

       AIG LIFE INSURANCE COMPANY
               (AIG LIFE)
           VARIABLE ACCOUNT I

        STATEMENT OF OPERATIONS
  For the Year Ended December 31, 1996

                                                           Global                  N.
                                                           Dollar               Amer.         Utility       Conservative
                                                            Gov't               Gov't          Income          Investors
                                                        Portfolio           Portfolio       Portfolio          Portfolio
Investment Income (Loss):
    Dividends  .........................            $     157,480 $            40,868 $       156,599  $         100,316
Expenses:
    Mortality & Expense Risk Fees  .....                   54,518             106,719          94,461            113,546
    Daily Administrative Charges  ......                    6,520              13,200          11,332             13,486
                                                    ------------- -------------------  --------------  -----------------
Net Investment Income (Loss)  ..........                   96,442            (79,051)          50,806           (26,716)
                                                    ------------- -------------------  --------------  -----------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ......................                  180,711             215,181         128,528            129,961
    Change in Unrealized Appreciation
        (Depreciation)  ................                  690,608           1,233,584         404,614            322,938
                                                    ------------- -------------------  --------------  -----------------
Net Gain (Loss) on Investments  ........                  871,319           1,448,765         533,142            452,899
                                                    ------------- -------------------  --------------  -----------------
Increase (Decrease) in Net Assets
    Resulting From Operations  .........            $     967,761 $         1,369,714 $       583,948  $         426,183
                                                    ============= =================== ===============  =================


                                                           Growth                               Total          Worldwide
                                                        Investors              Growth          Return      Privatization
                                                        Portfolio           Portfolio       Portfolio          Portfolio
Investment Income (Loss):
    Dividends  .........................            $      45,536 $         1,248,537 $        72,334  $          68,949
Expenses:
    Mortality & Expense Risk Fees  .....                   73,835             814,349         113,637            110,653
    Daily Administrative Charges  ......                    8,840              97,273          14,546             13,189
                                                    ------------- -------------------  --------------  -----------------
Net Investment Income (Loss)  ..........                 (37,139)             336,915        (55,849)           (54,893)
                                                    ------------- -------------------  --------------  -----------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ......................                  215,321             466,277         109,865             86,127
    Change in Unrealized Appreciation
        (Depreciation)  ................                  300,210          15,249,478       1,397,060          1,278,096
                                                    ------------- -------------------  --------------  -----------------
Net Gain (Loss) on Investments  ........                  515,531          15,715,755       1,506,925          1,364,223
                                                    ------------- -------------------  --------------  -----------------
Increase (Decrease) in Net Assets
    Resulting From Operations  .........            $     478,392 $        16,052,670 $     1,451,076  $       1,309,330
                                                    ============= =================== ===============  =================

       AIG LIFE INSURANCE COMPANY
               (AIG LIFE)
           VARIABLE ACCOUNT I

        STATEMENT OF OPERATIONS
  For the Year Ended December 31, 1996



                                                       Technology              Quasar
                                                        Portfolio           Portfolio
Investment Income (Loss):
    Dividends  .........................            $           0 $                 0
Expenses:
    Mortality & Expense Risk Fees  .....                  129,149              13,000
    Daily Administrative Charges  ......                   15,532               1,555
                                                    ------------- -------------------  --------------  -----------------
Net Investment Income (Loss)  ..........                (144,681)            (14,555)
                                                    ------------- -------------------  --------------  -----------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ......................                   55,493                   3
    Change in Unrealized Appreciation
        (Depreciation)  ................                1,491,852             156,412
                                                    ------------- -------------------  --------------  -----------------
Net Gain (Loss) on Investments  ........                1,547,345             156,415
                                                    ------------- -------------------  --------------  -----------------
Increase (Decrease) in Net Assets
    Resulting From Operations  .........            $   1,402,664 $           141,860
                                                    ============= =================== ===============  =================


                                               See Notes to Financial Statements

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31,1996 and December 31,1995

                                                                   1996

                                                                                                                          Growth
                                                                                   Money             Premier                   &
                                                                                  Market              Growth              Income
                                                              Total            Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$       21,111,053  $         1,189,968  $       11,451,389   $       7,453,558
    Realized Gain (Loss) on Investment Activity  .         2,242,088                    0              84,696             118,675
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........        24,819,919                    0         (2,412,194)           3,949,531
Increase (Decrease) in Net Assets Resulting       ------------------  -------------------  ------------------   -----------------
    From Operations  .............................        48,173,060            1,189,968           9,123,891          11,521,764
                                                  ------------------  -------------------  ------------------   -----------------
Capital Transactions:
    Contract Deposits  ...........................       303,903,508           95,035,811          32,551,159          38,513,090
    Administrative Charges  ......................          (79,529)              (5,786)            (11,424)            (12,981)
    Transfers Between Funds  .....................         6,320,503         (60,701,039)          11,691,930          14,538,664
    Contract Withdrawals  ........................      (15,765,479)          (6,362,545)         (1,281,044)         (1,819,114)
    Deferred Sales Charges  ......................         (380,704)            (176,941)            (30,465)            (32,545)
    Death Benefits  ..............................       (5,210,593)          (1,314,276)           (378,874)           (811,949)
Increase (Decrease) in Net Assets Resulting       ------------------  -------------------  ------------------   -----------------
    From Capital Transactions  ...................       288,787,706           26,475,224          42,541,282          50,375,165
                                                  ------------------  -------------------  ------------------   -----------------
Total Increase (Decrease) in Net Assets  .........       336,960,766           27,665,192          51,665,173          61,896,929
Net Assets, at Beginning of Year  ................       147,465,384           19,720,965          18,209,567          24,281,412
                                                  ------------------  -------------------  ------------------   -----------------
Net Assets, at End of Year  ......................$      484,426,150  $        47,386,157  $       69,874,740   $      86,178,341

                                                      ==================  ===================  ==================   ==============
                                                                                                      1995


                                                                                   Money             Premier            Growth &
                                                                                  Market              Growth              Income
                                                              Total            Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$           33,156  $           404,920  $         (65,732)   $          14,586
    Realized Gain (Loss) on Investment Activity  .           227,794                    0              92,209              30,936
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........        12,845,829                    0           1,577,208           2,933,771
Increase (Decrease) in Net Assets Resulting       ------------------  -------------------  ------------------   -----------------
    From Operations  .............................        13,106,779              404,920           1,603,685           2,979,293
                                                  ------------------  -------------------  ------------------   -----------------
Capital Transactions:
    Contract Deposits  ...........................       110,960,236           42,053,738          10,738,137          12,438,557
    Transfers Between Funds  .....................                 0         (20,616,576)           3,750,242           4,463,538
    Transfers From (To) AIG Life  ................       (4,604,746)          (4,764,668)              50,512               7,068
    Administrative Charges  ......................          (20,148)              (1,483)             (2,212)             (3,747)
    Death Benefits  ..............................       (2,287,456)          (1,099,777)            (23,760)           (243,637)
    Contract Withdrawals  ........................       (2,997,013)            (663,922)           (172,094)           (470,143)
    Deferred Sales Charges  ......................          (61,864)             (17,679)             (4,712)             (7,203)
Increase (Decrease) in Net Assets Resulting       ------------------  -------------------  ------------------   -----------------
    From Capital Transactions  ...................       100,989,009           14,889,633          14,336,113          16,184,433
                                                  ------------------  -------------------  ------------------   -----------------
Total Increase (Decrease) in Net Assets  .........       114,095,788           15,294,553          15,939,798          19,163,726
Net Assets, at Beginning of Year  ................        33,369,596            4,426,412           2,269,769           5,117,686
                                                  ------------------  -------------------  ------------------   -----------------
Net Assets, at End of Year  ......................$      147,465,384  $        19,720,965  $       18,209,567   $      24,281,412
                                                  ==================  ===================  ==================   =================

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31,1996 and December 31,1995

                                                                                             1996

                                                                                                                   US
                                                                                                               Gov't/
                                                                        Short-term            Global             High
                                                    International     Multi-Market              Bond            Grade
                                                        Portfolio        Portfolio         Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$       (24,546)  $       157,007   $       410,011  $       402,387
    Realized Gain (Loss) on Investment Activity  .          61,622           34,922            50,794          303,912
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........       1,071,980           34,992         (132,618)        (216,624)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Operations  .............................       1,109,056          226,921           328,187          489,675
                                                  ----------------  ---------------   ---------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................      15,497,251        3,535,318         2,965,502       10,728,863
    Administrative Charges  ......................         (6,467)            (658)           (1,533)          (4,992)
    Transfers Between Funds  .....................       6,319,550          150,744         1,918,259          539,517
    Contract Withdrawals  ........................       (686,795)         (62,197)         (204,154)        (880,807)
    Deferred Sales Charges  ......................        (16,028)          (1,087)           (4,666)         (16,309)
    Death Benefits  ..............................       (253,527)         (24,890)          (39,335)        (403,753)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Capital Transactions  ...................      20,853,984        3,597,230         4,634,073        9,962,519
                                                  ----------------  ---------------   ---------------  ---------------
Total Increase (Decrease) in Net Assets  .........      21,963,040        3,824,151         4,962,260       10,452,194
Net Assets, at Beginning of Year  ................      11,380,087        1,150,496         2,703,594       10,131,859
                                                  ----------------  ---------------   ---------------  ---------------
Net Assets, at End of Year  ......................$     33,343,127  $     4,974,647   $     7,665,854  $    20,584,053
                                                  ================  ===============   ===============  ===============

                                                           1995
                                                                                                                   US
                                                                                                               Gov't/
                                                                        Short-term            Global             High
                                                    International     Multi-Market              Bond            Grade
                                                        Portfolio        Portfolio         Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$       (63,803)  $      (10,816)   $       (9,771)  $         7,697
    Realized Gain (Loss) on Investment Activity  .          29,327         (23,794)          (15,732)           40,450
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         737,015           66,442           291,336          850,195
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Operations  .............................         702,539           31,832           265,833          898,342
                                                  ----------------  ---------------   ---------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................       4,534,346          926,377         1,117,003        5,364,390
    Transfers Between Funds  .....................       1,557,208        (676,387)           591,145        1,361,265
    Transfers From (To) AIG Life  ................         142,335          (2,678)          (45,688)         (14,266)
    Administrative Charges  ......................         (2,776)            (232)             (450)          (1,450)
    Death Benefits  ..............................        (68,089)          (1,048)           (7,371)        (190,203)
    Contract Withdrawals  ........................       (269,782)         (35,410)          (97,067)        (301,386)
    Deferred Sales Charges  ......................         (5,086)                0           (2,793)          (3,319)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Capital Transactions  ...................       5,888,156          210,622         1,554,779        6,215,031
                                                  ----------------  ---------------   ---------------  ---------------
Total Increase (Decrease) in Net Assets  .........       6,590,695          242,454         1,820,612        7,113,373
Net Assets, at Beginning of Year  ................       4,789,392          908,042           882,982        3,018,486
                                                  ----------------  ---------------   ---------------  ---------------
Net Assets, at End of Year  ......................$     11,380,087  $     1,150,496   $     2,703,594  $    10,131,859
                                                  ================  ===============   ===============  ===============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31,1996 and December 31, 1995


                                                                                             1996

                                                           Global               N.
                                                           Dollar            Amer.           Utility     Conservative
                                                            Gov't            Gov't            Income        Investors
                                                        Portfolio        Portfolio         Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$         96,442  $      (79,051)   $        50,806  $      (26,716)
    Realized Gain (Loss) on Investment Activity  .         180,711          215,181           128,528          129,961
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         690,608        1,233,584           404,614          322,938
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Operations  .............................         967,761        1,369,714           583,948          426,183
                                                  ----------------  ---------------   ---------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................       2,406,515        6,159,973         4,137,659        6,884,955
    Administrative Charges  ......................         (1,213)          (2,485)           (2,077)          (2,289)
    Transfers Between Funds  .....................       1,040,481          610,451         1,611,229        1,626,943
    Contract Withdrawals  ........................       (308,516)        (536,764)         (250,771)        (371,748)
    Deferred Sales Charges  ......................        (16,223)         (14,601)           (2,098)          (3,819)
    Death Benefits  ..............................        (68,328)        (273,075)          (94,291)        (116,109)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Capital Transactions  ...................       3,052,716        5,943,499         5,399,651        8,017,933
                                                  ----------------  ---------------   ---------------  ---------------
Total Increase (Decrease) in Net Assets  .........       4,020,477        7,313,213         5,983,599        8,444,116
Net Assets, at Beginning of Year  ................       2,818,364        5,594,802         4,230,908        4,690,069
                                                  ----------------  ---------------   ---------------  ---------------
Net Assets, at End of Year  ......................$      6,838,841  $    12,908,015   $    10,214,507  $    13,134,185
                                                  ================  ===============   ===============  ===============

                                                                                            1995

                                                           Global               N.
                                                           Dollar            Amer.           Utility     Conservative
                                                            Gov't            Gov't            Income        Investors
                                                        Portfolio        Portfolio         Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$          (975)  $        60,098   $      (16,682)  $      (23,370)
    Realized Gain (Loss) on Investment Activity  .           8,612        (170,057)            33,618           22,158
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         347,878          905,309           371,845          269,922
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Operations  .............................         355,515          795,350           388,781          268,710
                                                  ----------------  ---------------   ---------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................       1,202,676        2,579,730         2,546,126        3,212,305
    Transfers Between Funds  .....................         662,282        (396,005)           477,280          797,350
    Transfers From (To) AIG Life  ................               0                0          (24,043)                0
    Administrative Charges  ......................           (380)          (1,573)             (537)            (884)
    Death Benefits  ..............................        (32,866)        (145,317)         (107,631)        (135,759)
    Contract Withdrawals  ........................        (43,561)        (199,515)         (147,166)         (78,277)
    Deferred Sales Charges  ......................           (784)          (2,934)           (3,000)          (3,357)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Capital Transactions  ...................       1,787,367        1,834,386         2,741,029        3,791,378
                                                  ----------------  ---------------   ---------------  ---------------
Total Increase (Decrease) in Net Assets  .........       2,142,882        2,629,736         3,129,810        4,060,088
Net Assets, at Beginning of Year  ................         675,482        2,965,066         1,101,098          629,981
                                                  ----------------  ---------------   ---------------  ---------------
Net Assets, at End of Year  ......................$      2,818,364  $     5,594,802   $     4,230,908  $     4,690,069
                                                  ================  ===============   ===============  ===============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31,1996 and December 31, 1995



                                                                                             1996


                                                           Growth                              Total        Worldwide
                                                        Investors           Growth            Return    Privatization
                                                        Portfolio        Portfolio         Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$       (37,139)  $       336,915   $      (55,849)  $      (54,893)
    Realized Gain (Loss) on Investment Activity  .         215,321          466,277           109,865           86,127
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         300,210       15,249,478         1,397,060        1,278,096
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Operations  .............................         478,392       16,052,670         1,451,076        1,309,330
                                                  ----------------  ---------------   ---------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................       3,457,199       45,760,038         8,048,133        6,615,023
    Administrative Charges  ......................         (1,672)         (20,050)           (2,152)          (2,506)
    Transfers Between Funds  .....................         612,926       13,984,438         2,568,470        2,575,271
    Contract Withdrawals  ........................       (259,364)      (2,021,823)         (213,664)        (226,493)
    Deferred Sales Charges  ......................         (6,376)         (45,403)           (2,683)          (6,165)
    Death Benefits  ..............................       (110,606)        (984,450)         (258,515)         (27,722)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Capital Transactions  ...................       3,692,107       56,672,750        10,139,589        8,927,408
                                                  ----------------  ---------------   ---------------  ---------------
Total Increase (Decrease) in Net Assets  .........       4,170,499       72,725,420        11,590,665       10,236,738
Net Assets, at Beginning of Year  ................       3,405,045       30,946,879         3,865,220        4,336,117
                                                  ----------------  ---------------   ---------------  ---------------
Net Assets, at End of Year  ......................$      7,575,544  $   103,672,299   $    15,455,885  $    14,572,855
                                                  ================  ===============   ===============  ===============

                                                                                             1995


                                                           Growth                              Total        Worldwide
                                                        Investors           Growth            Return    Privatization
                                                        Portfolio        Portfolio         Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$       (16,228)  $     (202,887)   $      (13,957)  $      (29,924)
    Realized Gain (Loss) on Investment Activity  .          14,539          142,991            16,746            5,791
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         201,543        3,832,350           257,274          203,741
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Operations  .............................         199,854        3,772,454           260,063          179,608
                                                  ----------------  ---------------   ---------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................       2,350,845       16,825,901         2,819,685        2,250,420
    Transfers Between Funds  .....................         665,831        5,917,824           566,214          878,789
    Transfers From (To) AIG Life  ................               0           43,380             3,302                0
    Administrative Charges  ......................           (195)          (3,382)             (112)            (735)
    Death Benefits  ..............................        (77,953)         (83,793)          (65,588)          (4,664)
    Contract Withdrawals  ........................        (22,616)        (414,058)          (53,176)         (28,840)
    Deferred Sales Charges  ......................             (3)         (10,734)              (38)            (222)
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------   ---------------  ---------------
    From Capital Transactions  ...................       2,915,909       22,275,138         3,270,287        3,094,748
                                                  ----------------  ---------------   ---------------  ---------------
Total Increase (Decrease) in Net Assets  .........       3,115,763       26,047,592         3,530,350        3,274,356
Net Assets, at Beginning of Year  ................         289,282        4,899,287           334,870        1,061,761
                                                  ----------------  ---------------   ---------------  ---------------
Net Assets, at End of Year  ......................$      3,405,045  $    30,946,879   $     3,865,220  $     4,336,117
                                                  ================  ===============   ===============  ===============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31,1996 and December 31, 1995




                                                                  1996



                                                       Technology           Quasar
                                                        Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$      (144,681)  $      (14,555)
    Realized Gain (Loss) on Investment Activity  .          55,493                3
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........       1,491,852          156,412
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------
    From Operations  .............................       1,402,664          141,860
                                                  ----------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................      17,192,089        4,414,930
    Administrative Charges  ......................           (606)            (638)
    Transfers Between Funds  .....................       4,880,120        2,352,549
    Contract Withdrawals  ........................       (246,071)         (33,609)
    Deferred Sales Charges  ......................         (5,285)             (10)
    Death Benefits  ..............................        (50,893)                0
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------
    From Capital Transactions  ...................      21,769,354        6,733,222
Total Increase (Decrease) in Net Assets  .........      23,172,018        6,875,082
                                                  ----------------  ---------------
Net Assets, at Beginning of Year  ................               0                0
                                                  ----------------  ---------------
Net Assets, at End of Year  ......................$     23,172,018  $     6,875,082
                                                  ================  ===============


                                                                   1995



                                                       Technology           Quasar
                                                        Portfolio        Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$              0  $             0
    Realized Gain (Loss) on Investment Activity  .               0                0
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........               0                0
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------
    From Operations  .............................               0                0
                                                  ----------------  ---------------
Capital Transactions:
    Contract Deposits  ...........................               0                0
    Transfers Between Funds  .....................               0                0
    Transfers From (To) AIG Life  ................               0                0
    Administrative Charges  ......................               0                0
    Death Benefits  ..............................               0                0
    Contract Withdrawals  ........................               0                0
    Deferred Sales Charges  ......................               0                0
Increase (Decrease) in Net Assets Resulting       ----------------  ---------------
    From Capital Transactions  ...................               0                0
                                                  ----------------  ---------------
Total Increase (Decrease) in Net Assets  .........               0                0
Net Assets, at Beginning of Year  ................               0                0
                                                  ----------------  ---------------
Net Assets, at End of Year  ......................$              0  $             0
                                          ================  ===============


                     AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The Account invests in shares of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Fund consists of seventeen series: Money Market Portfolio; Short-Term Multi-Market Portfolio; Premier Growth Portfolio (formerly the Growth Portfolio); Growth and Income Portfolio; International Portfolio; Global Bond Portfolio; U.S. Government/High Grade Securities Portfolio; Global Dollar Government Portfolio; North American Government Portfolio; Utility Income Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Growth Portfolio; Total Return Portfolio; World Privatization Portfolio; Quasar Portfolio and Technology Portfolio. The Account invests in shares of other funds which are not available to these contracts.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during. Actual results could differ from those estimates.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years of a premium payment, they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value for single premium contracts and 6% of premiums paid for flexible premium contracts, subject to a maximum of 8.5% of purchase payments.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

             AIG LIFE INSURANCE COMPANY
                     (AIG LIFE)
                VARIABLE ACCOUNT I

         NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1996, investment activity in the Fund was as follows:

                                                            Cost of          Proceeds
                                                           Purchases        From Sales

Shares of
Alliance Variable Product Series Fund, Inc.:
        Money Market Portfolio ................... $     124,219,021   $    96,475,207
        Premier Growth Portfolio .................        54,607,443           573,341
        Growth & Income Portfolio ................        58,328,638           499,791
        International Portfolio ..................        21,439,246           609,672
        Short-Term Multi-Market Portfolio ........         5,858,005         2,103,874
        Global Bond Portfolio ....................         5,428,581           384,469
        U.S. Government/High Grade
            Securities Portfolio .................        13,226,814         2,862,834
        Global Dollar Government Portfolio .......         3,979,512           830,352
        North American Government Portfolio ......         7,768,254         1,904,000
        Utility Income Portfolio .................         6,308,123           857,662
        Conservative Investors Portfolio..........         9,327,023         1,333,009
        Growth Investors Portfolio................         5,072,368         1,417,398
        Growth Portfolio..........................        58,532,808         1,522,096
        Total Return Portfolio....................        10,622,604           539,390
        Worldwide Privatization Portfolio.........         9,357,325           484,806
        Technology Portfolio......................        22,557,083           932,410
        Quasar Portfolio..........................         6,719,429               762


For the year ended December 31, 1995, investment activity in the Fund was as follows:



                                                          Cost of          Proceeds
                                                         Purchases        From Sales
Shares of
Alliance Variable Product Series Fund, Inc.:
        Money Market Portfolio ................... $      56,570,058   $    41,329,450
        Premier Growth Portfolio .................        14,640,694           406,155
        Growth & Income Portfolio ................        16,709,417           507,421
        International Portfolio ..................         6,489,642           661,150
        Short-Term Multi-Market Portfolio ........         1,023,930           824,682
        Global Bond Portfolio ....................         1,794,840           250,848
        U.S. Government/High Grade
            Securities Portfolio .................         7,214,306           993,437
        Global Dollar Government Portfolio .......         1,943,805           158,164
        North American Government Portfolio ......         3,328,334         1,437,414
        Utility Income Portfolio .................         3,187,048           463,917
        Conservative Investors Portfolio..........         4,006,150           241,575
        Growth Investors Portfolio................         3,089,209           189,823
        Growth Portfolio..........................        22,675,221           608,865
        Total Return Portfolio....................         3,428,937           172,275
        Worldwide Privatization Portfolio.........         3,135,858            72,161






                                   See Notes to Financial Statements

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS (continued)




5.  Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1996, transactions in accumulation units of the account were as follows:



                                                     Money        Premier       Growth &        Inter-       Short-Term
                                                    Market         Growth       Income          national     Multi-Market
                                                 Portfolio      Portfolio      Portfolio       Portfolio        Portfolio
                                         ------------------ --------------- ------------- ----------------  ---------------
        VARIABLE ANNUITY
Units Purchased .......................        8,796,365.86   2,084,711.01   2,260,624.63    1,290,635.49       340,721.53
Units Withdrawn .......................        (723,239.50)   (108,678.76)   (156,458.14)     (80,833.03)       (8,846.25)
Units Transferred Between Funds .......      (6,016,679.85)     721,775.80     833,136.97      496,947.61        11,939.69
Units Transferred From (To) AIG Life ..          407,756.13      21,432.90      17,265.13       30,740.86         2,047.02
                                         ------------------ --------------- ------------- ----------------  ---------------
Net Increase (Decrease) ...............        2,464,202.64   2,719,240.95   2,954,568.59    1,737,490.93       345,861.99
Units, at Beginning of the Year .......        1,856,020.37   1,252,211.18   1,554,549.81      981,260.91       115,207.71
                                         ------------------ --------------- ------------- ----------------  ---------------
Units, at End of the Year .............        4,320,223.01   3,971,452.13   4,509,118.40    2,718,751.84       461,069.70
                                         ================== =============== ============= ================  ===============

Unit Value at December 31, 1996 .......$              10.97 $        17.59  $       19.11 $         12.26   $        10.79
                                          ================= =============== ============= ================  ==============



                                                                       US
                                                                   Gov't/         Global
                                                    Global           High         Dollar        N. Amer.          Utility
                                                      Bond          Grade          Gov't           Gov't           Income
                                                 Portfolio      Portfolio      Portfolio       Portfolio        Portfolio
                                         ------------------ --------------- ------------- ----------------  ---------------
Units Purchased .......................          233,692.55     996,252.44     182,535.05      536,416.92       348,379.61
Units Withdrawn .......................         (19,741.90)   (120,056.65)    (44,624.47)     (73,167.16)      (30,038.55)
Units Transferred Between Funds .......          150,059.95      49,854.06      85,441.22       47,546.87       132,563.25
Units Transferred From (To) AIG Life ..            1,185.68     (2,623.20)       7,996.68        5,068.87         3,669.32
                                         ------------------ --------------- ------------- ----------------  ---------------
Net Increase (Decrease) ...............          365,196.28     923,426.65     231,348.48      515,865.50       454,573.63
Units, at Beginning of the Year .......          213,886.71     914,988.76     238,452.60      531,374.67       358,005.39
                                         ------------------ --------------- ------------- ----------------  ---------------
Units, at End of the Year .............          579,082.99   1,838,415.41     469,801.08    1,047,240.17       812,579.02
                                         ================== ============================= ================  ===============

Unit Value at December 31, 1996 .......$              13.24 $        11.20 $        14.56 $         12.33   $        12.57
                                           ================ ============== ============== ===============   ==============





                                             Conservative          Growth                         Total         Worldwide
                                                 Investors      Investors         Growth          Return    Privatization
                                                 Portfolio      Portfolio      Portfolio       Portfolio        Portfolio
                                         ------------------ --------------- ------------- ----------------  ---------------
Units Purchased .......................          604,571.89     294,102.58   2,953,000.53      656,076.82       549,440.85
Units Withdrawn .......................         (43,485.65)    (31,374.03)   (193,755.79)     (38,002.90)      (21,898.01)
Units Transferred Between Funds .......          108,787.09      46,862.27     858,524.80      208,144.59       211,012.83
Units Transferred From (To) AIG Life ..           34,107.88       7,641.35      23,950.36        1,344.37         1,908.28
                                         ------------------ --------------- ------------- ----------------  ---------------
Net Increase (Decrease) ...............          703,981.21     317,232.17   3,641,719.90      827,562.88       740,463.95
Units, at Beginning of the Year .......          405,192.27     292,173.06   2,215,092.12      328,256.04       394,704.27
                                         ------------------ --------------- ------------- ----------------  ---------------
Units, at End of the Year .............        1,109,173.48     609,405.23   5,856,812.02    1,155,818.92     1,135,168.22
                                         ================== =============== ============= ================  ===============

Unit Value at December 31, 1996 .......    $          11.84 $        12.43 $        17.70 $         13.37   $        12.84
                                           ================ ============== ============== ===============   ==============




                                                Technology         Quasar
                                                 Portfolio      Portfolio
                                         ------------------ ---------------
Units Purchased .......................        1,682,807.82     426,068.24
Units Withdrawn .......................         (28,774.63)     (3,269.47)
Units Transferred Between Funds .......          462,461.23     226,953.08
Units Transferred From (To) AIG Life ..           11,197.26         150.89
                                         ------------------ ---------------
Net Increase (Decrease) ...............        2,127,691.68     649,902.74
Units, at Beginning of the Year .......                0.00           0.00
                                         ------------------ ---------------
Units, at End of the Year .............        2,127,691.68     649,902.74
                                         ================== ===============

Unit Value at December 31, 1996 .......$              10.89      $   10.58
                                                ============     =========


                          AIG LIFE INSURANCE COMPANY
                                One Alico Plaza
                          Wilmington, Delaware 19899


                                 PROSPECTUS FOR
                      INDIVIDUAL AND GROUP  SINGLE PREMIUM
                               AND FLEXIBLE PREMIUM
                          VARIABLE ANNUITY CONTRACTS


                                   issued by

                              VARIABLE ACCOUNT I

                                      and

                          AIG LIFE INSURANCE COMPANY


      The Individual Deferred Variable Annuity Contracts (the "Individual Contracts") and Group Deferred Variable Annuity Contracts ("the Group Contracts") (collectively, the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plan"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.

      Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account"). The assets of each sub-account within the Variable Account are invested in a corresponding portfolio as selected by the Owner from the following choices: the Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, Quasar Portfolio, Technology Portfolio, or Growth and Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Funds"); the VIP High Income Portfolio, VIP Growth Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, VIP II Asset Manager Portfolio, or VIP II Investment Grade Bond Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS ("Fidelity Funds"); the Zero Coupon 2000 Portfolio of the DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus Fund"); the Worldwide Hard Assets Portfolio, or Worldwide Balanced Portfolio of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds"); the DREYFUS STOCK INDEX FUND; or the Short-Term Retirement Portfolio, Medium-Term Retirement Portfolio or the Long-Term Retirement Portfolio of the TOMORROW FUNDS RETIREMENT TRUST ("Tomorrow Funds").

      This Prospectus concisely sets forth the information a prospective investor ought to know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents of the Statement of Additional Information can be found on page ___ of this Prospectus. For the Statement of Additional Information datedMay 1, 1997, call or write AIG Life Insurance Company;
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.


INQUIRIES: Purchaser inquiries can be made by calling the service office at 1-800-340-2765.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


      PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

      THE  CONTRACTS  OFFERED  BY THIS  PROSPECTUS  ARE NOT  AVAILABLE  IN ALL
STATES.

                                              Date of Prospectus:  May 1, 1997

                                TABLE CONTENTS

                                                                   PAGE


Definitions....................................
Highlights.....................................
Fee
Table.............................................
Summary of Expenses............................

Condensed Financial Information................
The Company....................................
The Variable Account...........................
The Funds......................................
Charges and Deductions.........................


Administration of the Contracts................
Rights under the Contracts.....................
Annuity Period.................................


Death Benefit..................................

Purchasing a Contract..........................

Contract Value.................................
Withdrawals....................................

Taxes..........................................


Appendix - General Account Option..............
Table of Contents of the Statement of Additional Information.....

                                  DEFINITIONS

Accumulation Period - The period prior to the Annuity Date.

Accumulation Unit - Accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.


Age - Age means age on last birthday.


Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant is named in the application.

Annuity Date - The date at which annuity payments are to begin.

Annuity Unit - Accounting unit of measure used to calculate variable annuity payments.


Beneficiary - The person or persons named in the application who will receive any benefit upon the death of the Contract Owner (or Annuitant as applicable) prior to the Annuity Date.


Contingent Owner - The Contingent Owner, if any, must be the spouse of the Purchaser as named in the application, unless changed.

Contract Anniversary - The same month and date as the Date of Issue in each subsequent year of the Contract or Certificate.

Contract Value - The value of all amounts accumulated under the Contract or Certificate.

Contract Year - Any period of twelve (12) months commencing with the Date of Issue and each Contract or Certificate Anniversary thereafter. Date of Issue - The date when the initial purchase payment was invested.

Deferred Sales Charge - The sales charge that may be applied against amounts withdrawn prior to the Annuity Date if withdrawal is within six years of a purchase payment.

General Account - All of the Company's assets other than the assets of the Variable Account and any other separate accounts of the Company.


Office  - The  Annuity  Service  Office  of the  Company:c/o  Delaware  Valley
Financial   Services,   Inc.   300  Berwyn  Park,   P.O.  Box  3031,   Berwyn,
Pennsylvania 191312-0031.


Owner - The person designated as contract owner or certificate owner in the application, unless changed.


Premium Year - Any period of 12 months commencing with the date a purchase payment is made and ending on the same date in each succeeding 12 month period thereafter.


Valuation Date - Each day that the New York Stock Exchange is open for trading.


Valuation Period - The period commencing as of the close of the New York Stock Exchange (presently 4 P.M., Eastern Standard Time) on each Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.


Variable Account - A separate investment account of the Company, designated Variable Account I, into which purchase payments will be allocated.

                                  HIGHLIGHTS


Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I .The Variable Account invests in shares of the Portfolios of the available Funds.

The Contracts provide that in the event that an Owner withdraws all or a portion of the Contract Value within the first six Contract years of a premium payment there may be assessed a Deferred Sales Charge. The Deferred Sales Charge is based on a table of charges, of which the maximum charge is currently 6% of premium to which the charge is applicable for flexible premium Contracts, and 6% of the Contract Value for single premium Contracts, subject to a maximum of 8.5% of purchase payments. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ____.)

Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5%. (See "Charges and Deductions - Deduction for State Premium Taxes on page _____.)


The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. (See "Charges and Deductions - Deduction for Income Taxes" on page ______.)

The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. (See "Charges and Deductions Deduction for Mortality and Expense Risk Charge" on page ______.)

The Company deducts for each Valuation Period an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. In addition, the Company deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. (See "Charges and Deductions - Deduction for Administrative Charge" on page ______.)

There are deductions and expenses paid out of the assets of the Funds which are described in the accompanying Prospectuses for the Funds.


Surrenders and withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page .)

The Owner may return the Contract within twenty (20) days (the "Free Look Period") after it is received by delivering or mailing it to the Company's Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the purchase payment, less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Free Look Period, an amount equal to the purchase payment paid less any withdrawals, the Company will refund such an amount.

                                   FEE TABLE



Owner Transaction Expenses
                                                                All Sub-Accounts

Sales Load Imposed on Purchases.......................................None

           Surrender Charge (as a percentage of amount surrendered):

Single Premium Contracts            Flexible Premium Contracts
------------------------            --------------------------

    Contract Year 1                        Premium Year 1             6%
    Contract Year 2                        Premium Year 2             5%
    Contract Year 3                        Premium Year 3             4%
    Contract Year 4                        Premium Year 4             3%
    Contract Year 5                        Premium Year 5             2%
    Contract Year 6                        Premium Year 6             1%
    Contract Year 7                        Premium Year 7             None
    and thereafter                         and thereafter


Exchange Fee Currently:
First 12 Per Contract Year                                            None
Thereafter                                                            $ 10

Annual Contract Fee                                                   $ 30

Separate Account Expenses
(as a percentage of average account value)
Mortality and Expense Risk Fees                                       1.25%
Account Fees and Expenses                                             0.15%

Total Separate Account Annual Expenses                                1.40%

                               SUMMARY OF EXPENSES


Annual Fund Expenses After Expense Reimbursements*

                                                Total
                                    Management  Other       Portfolio
Portfolio                           Fee         Expenses    Expenses

Alliance Conservative Investors     0.30%       0.65%       0.95(1)
Alliance Growth Investors           0.00%       0.95%       0.95%(1)
Alliance Growth                     0.74%       0.19%       0.93%(1)
Alliance Growth and Income          0.63%       0.19%       0.82%(1)
+Alliance Quasar                    0.00%       0.95%       0.95%(1)
+Alliance Technology                0.33%       0.62%       0.95%(1)
Fidelity VIP High Income            0.59%       0.12%       0.71%(4)
Fidelity VIP Growth                 0.61%       0.08%       0.69%(4)
Fidelity VIP Money Market           0.21%       0.09%       0.30%(4)
Fidelity VIP Overseas               0.76%       0.17%       0.93%(4)
Fidelity VIP II Asset Manager       0.64%       0.10%       0.74%(4)
Fidelity VIP II
Investment Grade Bond               0.45%       0.13%       0.58%(4)
+Van Eck Worldwide  Hard Assets     1.00%       0.23%       1.23%(5)
Van Eck Worldwide Balanced          0.00%       0.00%       0.00%(5)
Dreyfus Zero Coupon 2000            0.45%       0.21%       0.66%(3)
Dreyfus Stock Index                 0.245%      0.055%      0.30%(3)
Tomorrow Short-Term Retirement      0.00%       1.50%       1.50%(2)
Tomorrow Medium-Term Retirement     0.00%       1.50%       1.50%(2)
Tomorrow Long-Term Retirement       0.00%       1.50%       1.50%(2)



The purpose of the table set forth above is to assist the Owner in understanding the various costs and expense that an Owner will bear directly or indirectly.
The table reflects  expenses of the Variable  Account as well as the Fund.  (See
"Charges and Deductions" on page of this Prospectus and each Fund's Prospectus for further information.)


      Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See
"Charges and Deductions - Deduction for Premium and Other Taxes" on page .)


      *"Other Expenses" are based upon the expenses outlined under the section discussing the management of the Fund in each Fund's attached Prospectus.


+The Operating Expenses for the Quasar, Technology and Worldwide Hard Assets Portfolio set forth above have been annualized for those portfolios have not been in effect for a full year.

++ As of May 1, 1997 the Van Eck Gold and Natural Resources Portfolio will no longer be offered. The Van Eck Gold and Natural Resources Portfolio has been replaced by with the Van Eck Worldwide Hard Assets Fund for which expenses have been described above.

*Operating Expenses for the following Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ending December 31, 1996, were as follows:

(1) Alliance Variable Product Series Funds: 1.40% for Conservative Investors; 1.85%for Growth Investors; 0.93%for Growth; 4.44% for Quasar; and 1.62% for Technology, of average daily net assets;

(2) Tomorrow Retirement Funds- 19.10% for the Short-Term Retirement, 20.86% for the Medium Term Retirement and 40.49% for the Long-Term Retirement, of average daily net assets;

(3) Regarding the Dreyfus Fund, the expenses set forth above are the actual total expenses without any expense reimbusement;

(4) With respect to the Fidelity VIP and VIP II funds, the expenses set forth above are actual total expenses. However a portion of the brokerahge commission that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent wheby interest earned on univested cash balances was used to reduce custodian and transfer agent expenses. Including thesereductions, the total operating expenses presented in the table would have been .67% for the Growth Portfolio,
 .92% for the Overseas Portfolio, and .73% for the Asset Manager Portfolio;

(5) The Van Eck Funds: 2.49% for the Worldwide Balance Fund and 1.24% for the Worldwide Hard Assets Fund. The fee respecting In addition Van Eck has disclosed that with respect to the Hard Assets Fund, the Fund directs certain portfolio trades to a broker that, in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 1996, the Fund's expenses were redueced by $7,290 under this arrangement. The Fund could have invested the assets used in connection with the directed brokerage arrangement in an income producing asset if it had not entered in to such an arrangement.



THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Expenses on a hypothetical $1,000 Single Premuim  policy, assuming 5% growth:



                                                        If  you surrender
Portfolios                                        1 Year    3 Years  5 Years  10 Years
---------------------------

Alliance Conservative Investors                      80       114      149   275
Alliance Growth Investors                            80       114      149   275
Alliance Growth                                      80       113      148   273
Alliance Growth and Income                           79       110      143   262
Alliance Quasar                                      80       114      149   275
Alliance Technology                                  80       114      149   275
Fidelity VIP High Income                             78       107      137   250
Fidelity VIP Growth                                  77       106      136   248
Fidelity VIP Money Market                            74        95      117   207
Fidelity VIP Overseas                                80       113      148   272
Fidelity VIP II Asset Manager                        78       108      139   253
Fidelity VIP II Investment Grade Bond                76       103      131   237
Dreyfus Zero Coupon 2000                             77       106      135   245
Dreyfus Stock Index                                  74       95       117   207
Van Eck Worldwide Hard Assets                        82       122      163   302
Van Eck Worldwide Balanced                           71        86      101   175
Tomorrow Short-Term Retirement                       85       130      176   328
Tomorrow Medium-Term Retiremenet                     85       130      176   328
Tomorrow Long-Term Retirement                        85       130      176   328

Expenses  on a  hypothetical  $1,000  Flexible  Premuim  policy,  assuming  5%
growth:

                                                  If      you surrender
Portfolios                                     1 Year     3 Years   5 Years     10 Years
---------------------------

Alliance Conservative Investors                 78         111      147        275
Alliance Growth Investors                       78         111      147        275
Alliance Growth                                 78         111      146        273
Alliance Growth and Income                      77         107      140        262
Alliance Quasar                                 78         111      147        275
Alliance Technology                             78         111      147        275
Fidelity VIP High Income                        76         104      134        250
Fidelity VIP Growth                             76         103      133        248
Fidelity VIP Money Market                       72          91      113        207
Fidelity VIP Overseas                           78         110      145        272
Fidelity VIP II Asset Manager                   76         105      136        253
Fidelity VIP II Investment Grade Bond           75         100      128        237
Dreyfus Zero Coupon 2000                        76         102      132        245
Dreyfus Stock Index                             72          91      113        207
Van Eck Worldwide Hard Assets                   81         120      160        302
Van Eck Worldwide Balanced                      69          82       98        175
Tomorrow Short-Term Retirement                  84         128      174        328
Tomorrow Medium-Term Retiremenet                84         128      174        328
Tomorrow Long-Term Retirement                   84         128      174        328

Expenses on a hypothetical $1,000 Single and Flexible Premuim policy, assuming 5% growth:

                                                        If you annuitize or
                                                      if you do not surrender
Portfolio                            1 Year      3 Years     5 Years  10 Years
--------------


Alliance Conservative Investors        24          75           129   275
Alliance Growth Investors              24          75           129   275
Alliance Growth                        24          75           128   273
Alliance Growth and Income             23          71           122   262
Alliance Quasar                        24          75           129   275
Alliace Technology                     24          75           129   275
Fidelity VIP High Income               22          68           116   250
Fidelity VIP Growth                    22          67           115   248
Fidelity VIP Money Market              18          55            95   207
Fidelity VIP Overseas                  24          74           127   272
Fidelity VIP II Asset Manager          22          69           118   253
Fidelity VIP II Investment Grade Bond  21          64           110   237
Dreyfus Zero Coupon 2000               22          66           114   245
Dreyfus Stock  Index                   18          55            95   207
Van Eck Worldwide Hard Assets          27          84           142   302
Van Eck Worldwide Balanced             15          46            80   175
Tomorrow Short-Term Retirement         30          92           156   328
Tomorrow Medium-Term Retiremenet       30          92           156   328
Tomorrow Long-Term Retirement          30          92           156   328






      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

                           ACCUMULATION UNIT VALUES*



ALLIANCE CONSERVATIVE INVESTORS                1996

    Accumulation Unit Value
      Beginning of Period                      10.00
      End of Period                            10.55
    Accum Units o/s @ end of period        15,705.94


ALLIANCE GROWTH INVESTORS
    Accumulation Unit Value
      Beginning of Period                     10.00
      End of Period                           10.77
    Accum Units o/s @ end of period       21,208.38


ALLIANCE GROWTH
    Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          12.24
    Accum Units o/s @ end of period     123,814.87


ALLIANCE GROWTH & INCOME
    Accumulation Unit Value
      Beginning of Period                   10.00
      End of Period                         11.85
    Accum Units o/s @ end of period    116,342.75

ALLIANCE QUASAR
    Accumulation Unit Value
      Beginning of Period                   10.00
      End of Period                         10.28
    Accum Units o/s @ end of period      4,796.29

ALLIANCE TECHNOLOGY
Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.54
    Accum Units o/s @ end of period      15,829.55

FIDELITY VIP MONEY MARKET
Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.29
    Accum Units o/s @ end of period     385,238.57



FIDELITY VIP GROWTH
Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.92
    Accum Units o/s @ end of period     149,722.06

FIDELITY VIP HICH INCOME
    Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.90
    Accum Units o/s @ end of period      55,015.77

FIDELITY VIP OVERSEAS
    Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.77
    Accum Units o/s @ end of period      31,269.77

FIDELITY VIP II INVESTMENT GRADE BOND
Accumulation Unit Value
      Beginning of Period                     10.00
      End of Period                           10.49
    Accum Units o/s @ end of period       40,777.94

FIDELITY VIP II ASSET MANAGER
    Accumulation Unit Value
      Beginning of Period                      10.00
      End of Period                            11.12
    Accum Units o/s @ end of period        56,345.46

*VAN ECK GOLD AND NATURAL RESOURCES
Accumulation Unit Value
      Beginning of Period                       10.00
      End of Period                            10.17
    Accum Units o/s @ end of period        11,530.80

VAN ECK WORLDWIDE BALANCE
Accumulation Unit Value
      Beginning of Period                     10.00
      End of Period                           10.83
    Accum Units o/s @ end of period        8,944.65

DREYFUS ZERO COUPON 2000
Accumulation Unit Value
      Beginning of Period                         10.00
      End of Period                               10.44
    Accum Units o/s @ end of period           16,124.79

DREYFUS STOCK INDEX
Accumulation Unit Value
      Beginning of Period                         10.00
      End of Period                               11.74
    Accum Units o/s @ end of period          113,481.41

TOMORROW SHORT -TERM
    Accumulation Unit Value
      Beginning of Period                         10.00
      End of Period                               10.75
    Accum Units o/s @ end of period           11,681.33

TOMORROW MEDIUM-TERM
    Accumulation Unit Value
      Beginning of Period                         10.00
      End of Period                               10.67
    Accum Units o/s @ end of period            8,703.52

TOMORROW LONG-TERM
    Accumulation Unit Value
      Beginning of Period                         10.00
      End of Period                               11.04
    Accum Units o/s @ end of period              18,501.53


 * As of May 1,  1997 the Van Eck Gold  and  Natural  Resources
Fund will no longer be available. The portfolio has been replaced by the Van Eck Worldwide Hard Assets Fund, whose investment objective is described in the section entitled "the Funds" of this Prospectus.

Funds were first invested in the Portfolios as listed below:


      Alliance  Growth and Income         January 14, 1991
      Alliance  Growth  Investors         October 28, 1994
      Alliance Growth                     September 15, 1994
      Alliance  Conservative
      Investors                           October   28,  1994
      Alliance  Quasar                    August  15,1996
      Alliance      Technology            January  22,1996
      Fidelity  High  Income              September  19,  1985
      Fidelity  Growth                    October  9, 1986
      Fidelity  Money  Market             April 1, 1982
      Fidelity  Overseas                  January 28, 1987
      Fidelity  Asset Manager             September 9, 1989
      Fidelity  Investment
      Grade  Bond                         December 5, 1988
      Dreyfus Zero Coupon 2000            September  29,  1989
      Dreyfus  Stock  Index               August 31, 1990
      Van Eck Gold and Natural Res.       September 1, 1989
      Van Eck Worldwide Balance           December  23, 1994
      Tomorrow Short-Term  Retirement     April 1, 1996
      Tomorrow Medium-Term  Retirement    April 1, 1996
      Tomorrow Long-Term Retirement       April 1, 1996








Calculation of Performance Data

      The Company may, from time to time, advertise certain performance related information concerning one or more of the Sub-accounts, including information as to total return and yield. Performance information about a Sub-account is based on the Sub-account's past performance only and is not intended as an indication of future performance.

      When the Company advertises the average annual total return of a Sub-account, it will usually be calculated for one, five, and ten year periods or, where a Sub-account has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Sub-account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Deferred Sales Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Deferred Sales Charge.

      When the Company advertises the yield of a Sub-account it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

      When the Company advertises the performance of the Money Market Sub-account it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Sub-account refers to the income generated by an investment in that Sub-account over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market Sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

      Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges.

      Performance information for a Sub-account may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Sub-account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Financial Data

      Financial Statements of the Company and the Variable Account may be found in the Statement of Additional Information.

                                  THE COMPANY


      The Company is a stock life insurance company which is organized under the laws of the State of Delaware in 1962. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc., which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in over 130 countries and jurisdictions around the world.


                             THE VARIABLE ACCOUNT

      The Board of Directors of the Company adopted a resolution to maintain the Variable Account pursuant to Delaware insurance law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.


      The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations of the Company. The Variable Account may be subject to liabilities arising from Sub-accounts whose assets are attributable to other variable annuity contracts offered by the Variable Account which are not described in this Prospectus.

      The Variable Account is divided into Sub-accounts, with the assets of each Sub-account invested in shares of a corresponding portfolio of the available Funds. The Company may, from time to time, add additional Portfolios of a Fund, and, when appropriate, additional Funds to act as the funding vehicles for the Contracts.

                                   THE FUNDS

      Alliance Funds, Fidelity Funds, Dreyfus Funds, Van Eck Funds, and Tomorrow Funds (collectively, the "Funds") are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each includes different series funds or Portfolios ("Portfolios"). The Dreyfus Stock Index Fund (also a "Fund" herein) is an open-end, non-diversified management investment company, intended to be a funding vehicle for separate accounts of life insurance companies. Shares of the Funds are sold to separate accounts of life insurance companies and may also be sold to qualified plans. The investment objectives of each of the Portfolios in which Subaccounts invest are set forth below. There is, of course, no assurance that these objectives will be met. The Fund prospectuses may include series or Portfolios which are not available under this Contract.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Conservative Investors Portfolio

      This Portfolio seeks the highest total return without undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

Growth Investors Portfolio

      This Portfolio  seeks the highest total return  available with  reasonable
risk  by  investing  in  a  diversified   mix  of  publicly  traded  equity  and
fixed-income securities.

Growth Portfolio

      This Portfolio seeks the long term growth of capital by investing primarily in common stocks and other equity securities.

Growth and Income Portfolio

      This Portfolio seeks to balance the objectives of reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.


Technology Portfolio

            This portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The Technology portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.

Quasar Portfolio

            This    portfolio    seeks    growth   of   capital  by pursuing
aggressiveinvestment policies. The Portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.




      Alliance Variable Products Series Fund, Inc., is managed by Alliance Capital Management L.P., ("Alliance"). The fund also includes other portfolios which are not available for use by the Separate Account. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges, may be found in the current Alliance Funds Prospectus which contains a discussion of the risks involved in investing. The Alliance Funds Prospectus is included with this Prospectus.

DREYFUS VARIABLE INVESTMENT FUND

Zero Coupon 2000 Portfolio

      This Portfolio seeks to provide as high an investment return as is consistent with the preservation of capital. This portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This portfolio's assets will consist primarily of portfolio securities which will mature on or about December 31, 2000, at which time the portfolio will be liquidated. Prior to December 31, 2000, you will be offered the opportunity to exchange your investment to another Subaccount.

DREYFUS STOCK INDEX FUND

      This Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. In anticipation of taking a market position, the fund is permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      The Dreyfus Corporation serves as the investment advisor for the Zero Coupon 2000 Portfolio which is the available portfolio of the Dreyfus Variable Investment Fund. The fund also includes other portfolios which are not available under this prospectus as funding vehicles for the Contract. Wells Fargo Nikko Investment Advisers ("WFNIA") serves as the index fund manager of the Dreyfus Stock Index Fund. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the funds, are contained in the prospectuses of the Dreyfus Variable Investment Fund and of the Dreyfus Stock Index Fund, each of which is included with this Prospectus.

FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUNDS


VIP Growth Portfolio


      This Portfolio seeks to aggressively achieve capital appreciation through investments primarily in common stock.


VIP High Income Portfolio


      This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities (commonly referred to as "junk bonds"), while also considering the potential for growth of capital. The potential for high yield is accompanied by a higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the relevant Fund's attached prospectus.



VIP Overseas Portfolio


      This Portfolio seeks the long-term growth of capital primarily through investments in securities of companies and economies outside the United States.


VIP Money Market Portfolio


      This Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The fund will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in Money Market Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.


VIP II Asset Manager Portfolio


      This Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term income instruments.


VIP II Investment Grade Bond Portfolio


      This  Portfolio  seeks as high a level of current  income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

      Fidelity Management & Research Company ("FMR") is the investment advisor for the Variable Insurance Products Funds. FMR has entered into a sub-advisory agreement with FMR Texas, Inc., on behalf of the Money Market Portfolio. On behalf of the Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity International Investment Advisors (FIIA). FMR U.K. and FMR Far East also are sub-advisors to the Asset Manager Portfolio. Fidelity Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Fidelity Funds, are contained in the prospectuses of the funds, included with this Prospectus.

VAN ECK WORLDWIDE INSURANCE TRUST

Worldwide Balanced Fund

      This Portfolio seeks long term capital appreciation together with current income by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

*Worldwide Hard Assets Fund

      This Portfolio seeks long-term capital appreciation by investing globally, primarily in equity and debt secutities of companies engaged in the exploration, development, production and distribution of (1) precious metals; (2) ferrous and non -ferrous metals; (3) oil and gas; (4) forest products; (5) real estate; and
(6) other basic non-agricultural commodities (collectively, "Hard Assets") Income is a secondary consideration.

 * As of May 1, 1997 the Gold and Natural Resources Fund will no longer be offered. The Gold and Natural Resources Portfolio has been replaced by the Van Eck Worldwide Hard Assets Fund, which is the investment option described above.

         Van Eck Associates Corporation is the investment advisor and manager of The Van Eck Worldwide Insurance Trust ("Van Eck Funds"). Van Eck Associates Corporation serves as investment advisor to the Worldwide Hard AssetsFund, and has entered into sub-advisory agreements to provide investment advice for certain portfolios. Fiduciary International Inc. ("FII") serves as a sub-advisor to the Worldwide Balanced Fund. Van Eck Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Van Eck Funds, are contained in the prospectus for the funds included with this Prospectus.


TOMORROW FUNDS RETIREMENT TRUST

Short-Term Retirement Fund

      This portfolio seeks to satisfy the retirement goals of investors who are currently between 51 and 65 years of age and with an average remaining life expectancy in the range of 20-30 years.

Medium-Term Retirement Fund

      This portfolio seeks to satisfy the retirement goals of investors who are currently between 36 and 50 years of age and with an average remaining life expectancy in the range of 35-50 years.

Long-Term Retirement Fund

      This portfolio seeks to satisfy the retirement goals of investors who are currently between 22 and 35 years of age and with an average remaining life expectancy in the range of 50 years or more.

      Each Tomorrow Funds portfolio invests its assets, in varying amonts, in equity and fixed-income securities of all types. The amount of assets allocated to equity securities is currently invested, in varying amounts, among large capitalization stocks, medium capitalization stocks, small capitalization stocks and, indirectly through other investment companies, foreign securities. Typically, the longer the average life expectancy of the target class of investors in a Tomorrow Funds portfolio, the greater the allocation of assets of that portfolio to securities with higher growth potential and, correspondingly, more risk, such as small capitalization stocks. Conversely, the shorter the average life expectancy of the target class of investors in a Tomorrow Funds portfolio, the greater the emphasis on current income and capital preservation of assets and, therefore, the greater the allocation of assets of that portfolio to fixed-income securities. Each Tomorrow Funds portfolio will be managed more conservatively as the average age of its target class of investors increases.

      Weiss, Peck & Greer, L.L.C. is the investment adviser for the Tomorrow Funds portfolios. Tomorrow Funds include other portfolios which are not available under this Prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assesed by the Tomorrow Funds, are contained in the prospectuses of the Tomorrow Funds, included with this Prospectus.

THERE IS NO ASSURANCE  THAT THE INVESTMENT  OBJECTIVE OF THE PORTFOLIOS  WILL BE
MET.

      The shares of Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, the Tomorrow Funds, and Van Eck Funds are sold not only to the Variable Account, but may be sold to other separate accounts of the Company that fund benefits under variable annuity and variable life policies. The shares of the Funds are also sold to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for variable life and variable annuity separate accounts to invest in the same underlying mutual fund. Although neither we nor Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, the Tomorrow Funds, and Van Eck Funds currently perceive or anticipate any such disadvantage, the Funds will monitor events to determine whether any material conflict exists between variable annuity Owners and variable life Owners.

      Material conflicts could result from such occurrences as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund; or (4) differences between voting instructions given by variable annuity Owners and those given by variable life Owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Owners. This could include discontinuance of investment in a Fund.

      Each Fund sells and redeems its shares at Net Asset Value without any sales charge. Any dividends or distributions from security transactions of a Fund are reinvested at Net Asset Value in shares of the same Portfolio; however, there are sales and additional charges associated with the purchase of the Contracts.
      Further information about the Funds and the managers is contained in the accompanying prospectuses, which You should read in conjunction with this prospectus.

Substitution of Securities



      If the shares of a Fund (or any Portfolio within a Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Fund ( or Portfolio with in the Fund) for Fund shares already purchased or to be purchased in the future by purchase payments under the Contracts. No substitution of securities may take place without notice to the Owners, any required approval by the Securities Exchange Commission (SEC) and the insurance regulatory authorities.


Voting Rights

      The Funds do not hold regular meetings of shareholders. The Directors of a Fund may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Articles of Incorporation of a Fund. In accordance with its view of present applicable law, the Company will vote the shares of a Fund held in the Variable Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions from Owners and those shares which it owns in the same proportion as it votes shares for which it has received instructions from Owners.

      The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of a Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting. The person having such voting rights will be the Owner before the Annuity Date, and thereafter, the payee entitled to receive payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as the Contract Value attributable to an Annuitant decreases.

      The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds invested in the General Account.


      Shares of the Funds are sold only to separate accounts of life insurance companies. The shares of the Funds will be sold to separate accounts of the Company, its affiliate, AIG Life Insurance Company and unaffiliated life insurance companies to fund variable annuity contracts and/or variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity Contract Owners, the Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, the relevant participating life insurance companies will under their agreements governing participation in the Funds take whatever steps are necessary, at their expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in a Fund. This might force the Fund to sell securities at disadvantageous prices.


Allocation Of Purchase Payments to Sub-accounts

      Initial purchase payments are allocated to the Sub-account(s) selected by the Owner in the application except that in those states which require the Company to deduct premium taxes upon receipt of a purchase payment the Company will deduct the premium tax prior to allocating the purchase payment to such Sub-account(s). The selection must specify a percentage for each Sub-account that is a whole number, and must be either 0% or a number equal to or greater than 10%. Subsequent purchase payments under flexible premium Contracts may be made at any time prior to the Annuity Date and will be allocated to the Sub-accounts selected by the Owner. If no selection is made, subsequent purchase payments will be allocated to the Sub-account(s) selected by the Owner according to the most recent selection request received at the Company's Office. At the time of the allocation the purchase payment is divided by the value of the Accumulation Unit for the particular Sub-account for the Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the purchase payment.

      The initial purchase payment under an IRA plan will be allocated to the Money Market Sub-account until the expiration of twenty (20) days from the day the Contract is mailed from the Company's office. Thereafter, the Contract Value shall be reallocated in accordance with instructions specified in the application. In the case of flexible premium Contracts, subsequent purchase payments will be directly allocated to the Sub-account(s) selected by the Owner according to the most recent selection request received at the Company's Office.




Transfer Of Contract Values

      Before the Annuity Date, the Owner may transfer, by written request or telephone authorization, Contract Values from one Sub-account to another Sub-account, subject to the following conditions:

      (a) the amount transferred from any Sub-account must be at least $1,000 (or the entire Sub-account value, if less); (b) if less than $1,000 would remain in the Sub-account after the transfer, the Company will transfer the entire amount in the Sub-account;

      (c) the Company may reject any more than twelve (12) transfer requests per Contract Year; and

      (d) The Company will deduct any transfer charge assessed on the transaction.


      The Company is currently not assessing a transfer fee for the first twelve
(12) transfers per Contract Year. The Company is assessing a transfer fee of $10 per transfer thereafter. The Company may increase the transfer fee to an amount not to exceed $30 per transfer. The transfer fee will be deducted from either the Sub-account which is the source of the transfer or from the amount transferred if the entire value in the Sub-account is transferred. (See also "Appendix - General Account").

      Transfer by telephone is authorized by and described in the application for the Contract. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers performed by telephone authorization will be confirmed in writing to the Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

      After the Annuity Date, the payee of the annuity payments may transfer the Contract Value allocated to the Variable Account from one Sub-account to another Sub-account. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee will be deducted from the next annuity payment after the transfer. If following the transfer, the units remaining in the Sub-account would generate a monthly payment of less than $100, then the Company may transfer the entire amount in the Sub-account.

      Once the transfer is effected, the Company will recompute the number of Annuity Units for each Sub-account. The number of Annuity Units for each Sub-account will remain the same for the remainder of the payment period unless the payee requests another change.

                            CHARGES AND DEDUCTIONS

      Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are as follows:


Deduction for  State Premium Taxes


      Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

      .

Deduction for Mortality and Expense Risk Charge

      The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Deferred Sales Charge in the event of the death of the Annuitant and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from any Administrative Charge.

      If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.

      The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

      The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

      The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period - Annuity Options" on page .) It is possible that in the future the Company may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from it.

Deduction for Deferred Sales Charge

      In the event that an Owner makes a withdrawal in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, other than by way of the Systematic Withdrawal Program (See "Withdrawals-Systematic Withdrawal Program" on page _____), a Deferred Sales Charge may be imposed. The Free Withdrawal Amount for flexible premium Contracts is equal to 10% of the purchase payments paid, less any prior withdrawals at the time of withdrawal; however, the Deferred Sales Charge applies only to those purchase payments received within six (6) years of the date of surrender. (See, however, "Purchasing a Contract - Discount Purchase Programs" on page ____.) The Free Withdrawal Amount for a single premium Contract is equal to 10% of the Contract Value at the time of withdrawal.

      The Deferred Sales Charge will vary in amount depending upon the time which has elapsed since the date on which the purchase payment was made. In calculating the Deferred Sales Charge purchase payments are allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charge:

                                                          Applicable Deferred
                                                          Sales Charge
Single Premium Contracts      Flexible Premium Contracts  Percentage

      Contract Year 1          Premium Year 1              6%
      Contract Year 2          Premium Year 2              5%
      Contract Year 3          Premium Year 3              4%
      Contract Year 4          Premium Year 4              3%
      Contract Year 5          Premium Year 5              2%
      Contract Year 6          Premium Year 6              1%
      Contract Year 7          Premium Year 7            None
      and thereafter           and thereafter

      The aggregate Deferred Sales Charges paid with respect to a Contract shall not exceed 8.5% of the purchase payments for such Contract.

      The Deferred Sales Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Deferred Sales Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.


      Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403(b) Plan or IRA. (See
"Taxes - 403(b) Plans" on page     .)


Deduction for Administrative Charge

      The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. The Company also deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. The Administrative Charges are designed to reimburse the Company for the costs it incurs relating to maintenance of the Contract and the Variable Account.

      The daily Administrative Charge is deducted during the Accumulation Period and after the Annuity Date.

      Prior to the Annuity Date, the annual Administrative Charge is deducted from the Contract Value on each Contract Anniversary. If the Annuity Date is a date other than a Contract Anniversary, the Company will also deduct a pro-rata portion of the annual Administrative Charge from the Contract Value for the fraction of the Contract Year preceding the Annuity Date.

      The annual Administrative Charge is also deducted in full on the date of any total withdrawal. The annual Administrative Charge will be deducted from each Sub-account of the Variable Account in the proportion that the value of each Sub-account attributable to the Contract bears to the total Contract Value.

      After the Annuity Date, the annual Administrative Charge is deducted on a pro-rata basis from each annuity payment and is guaranteed to remain at the same amount as at the Annuity Date.

Deduction for Income Taxes


      The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. Surrenders and withdrawals may be taxable and subject to a Penalty Tax. (See "Taxes" beginning on page ___.)


Other Expenses

      There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying Prospectuses for the Funds.

                        ADMINISTRATION OF THE CONTRACTS

      While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. DVFS serves as the administrator to various insurance companies offering variable contracts.


                          RIGHTS UNDER THE CONTRACTS

      The Owner has all rights and may receive all benefits under the Contract. The Owner is named in the application. Ownership may be changed prior to the Annuity Date through the submission of written notification of the change to the Company on a form acceptable to the Company. On and after the Annuity Date, the Annuitant and Owner shall be one in the same person , unless otherwise provided for. In the case of Contracts issued in connection with an IRA, the Owner must be the Annuitant.

       The Owner's spouse is the only person eligible to be the Contingent Owner. (See "Death Benefit - Death of Owner" on page .) Any new choice of Annuitant or Contingent Owner will automatically revoke any prior choices.

      The Owner may, except in the case of a Contract issued in connection with either an IRA or a 403(b) Plan, assign a Contract at any time before the Annuity Date and while the Annuitant is alive. A copy of any assignment must be filed with the Company. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the rights of the Owner and those of any revocable Beneficiary will be subject to the assignment. An assignment will not affect any payments the Company may make or action it may take before it is recorded. Inasmuch as an assignment or change of ownership may be a taxable event, Owners should consult competent tax advisers should they wish to assign their Contracts.

      The Contract may be modified only with the consent of the Owner, except as may be required by applicable law.

                                ANNUITY PERIOD

Annuity Benefits

      If the Annuitant and Owner are alive on the Annuity Date, the Company will begin making payments to the Annuitant under the annuity option or options the Owner has chosen.

      The Owner may choose or change an annuity payment option by making a written request at least thirty (30) days prior to the Annuity Date.

      The amount of the payments will be determined by applying the Contract Value on the Annuity Date. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable annuity tables contained in the Contract. The amount of the Sub-account annuity payments are determined through a calculation described in the Section captioned "Annuity Provisions" in the Statement of Additional Information.

Annuity Date

      The Annuity Date for the Annuitant is:

      (a) the first day of the calendar month following the later of the Annuitant's 85th birthday or the 10th Contract Anniversary; or

      (b)            such earlier date as may be set by applicable law.

      The Owner may designate an earlier date in the application or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be:

      (a)            no later than the date defined in (a) above; and
      (b)            the first day of a calendar month.


      In addition, for IRA and 403(b) Plan Contracts, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes - 403(b) Plans" on page , and "Taxes Individual Retirement Annuities" on page .)


Annuity Options


      The Owner may choose to receive annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The Owner may not transfer Contract Values between the General Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Sub-account to another Sub-account. (See "The Funds - Transfer of Contract Values" on page .)


      If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively.

      The annuity payment options are:

      Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

      Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

      (a) payments will be continued during the remainder of the period to the successor payee;

      (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option; or

      (c) the guaranteed period will not in the case of Contracts issued in connection with an IRA exceed the life expectancy of the Annuitant at the time the first payment is due.

      Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either the payee or a designated second person is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Annuitant and the Annuitant's spouse.

      The annuity payment options are more fully explained in the Statement of Additional Information. The Company may also offer additional options at its own discretion.

Annuity Payments

      If the Contract Value applied to annuity payment options is less than $2,000, the Company has the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company has the right to make payments semi-annually or annually.

      If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

      If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Sub-account selected; and (v) the pro-rata portion of the annual Administrative charge.

      The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease.


                                 DEATH BENEFIT
Death Benefit

      If the Annuitant (or Owner, if applicable) dies before the Annuity Date, the Company will pay a death benefit equal to the greater of: (a) the purchase payments paid less withdrawals; (b) the Contract Value; or, (c) the greatest Contract Value at any sixth contract anniversary increment (i.e., sixth, twelfth, eighteenth, etc.) plus any additional purchase payment paid less any subsequent withdrawals.

      Before the Company will pay any death benefit, the Company will require due proof of death. The Company will determine the value of the death benefit as of the Valuation Period following receipt of due proof of death at the Company's Office. The Company will pay the death benefit to the Beneficiary in accordance with any applicable laws governing the payment of death proceeds.

      Payment of the death benefit may be made in one lump sum or applied under one of the annuity payment options. (See "Annuity Period - Annuity Options" on page .) The Owner may by written request elect that any death benefit of at least $2,000 be received by the Beneficiary under an annuity payment option. (See "Annuity Period - Annuity Options" on page .) If no payment option had been selected by the Owner, the Beneficiary has sixty (60) days in which to make a written request to elect either a lump sum payment or any annuity payment option. Any lump sum payment will be made within seven (7) days after the Company has received due proof of death and the written election of the Beneficiary, unless a delay of payments provision is in effect. (See Statement of Additional Information - "General Information Delay of Payments.")

Death of Owner

      If an Owner dies before the Annuity Date, the entire Contract Value must be distributed within five (5) years of the date of death, unless:

      (a)            it  is  payable   over  the   lifetime  of  a  designated
      Beneficiary with distributions beginning within one (1) year of the date of death; or

      (b) the Contingent Owner, if any, continues the Contract in his or her own name.

      In the case of Contracts issued in connection with an IRA plan, the Beneficiary may elect to accelerate these payments. Any method of acceleration chosen must be approved by the Company.

      If the Owner dies after the Annuity Date, distribution will be as provided in the annuity payment option selected.

                             PURCHASING A CONTRACT

Application

      In order to acquire a Contract, an application provided by the Company must be completed and submitted to the Company's Office for acceptance. The
Company must also receive the initial purchase payment. Upon acceptance, the Contract is issued to the Owner and the purchase payment is then credited to the Variable Account and converted into Accumulation Units, except in those states where the applicable premium tax is deducted from the purchase payment. (See Allocation of Purchase Payment to Sub-accounts" on page .) If the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two
(2) business days of receipt. In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order within five (5) business days or the Company will return the application and the purchase payment, unless the prospective owner specifically consents to the Company's retaining them until the application is made complete.

Purchase Payments

      The minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for a Contract purchased in connection with an IRA or 403(b) Plan.

      Owners of flexible premium Contracts may make additional purchase payments prior to the Annuity Date. The minimum additional purchase payment the Company will accept is $1,000. The Company reserves the right to refuse to accept any additional purchase payments.

Discount Purchase Programs

      Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families will not be subject to the Deferred Sales Charge. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page _____.) Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

Distributor

      AIG Equity Sales Corp. ("AESC"), 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of American International Group, Inc. and an affiliate of the Company.


      Commissions not to exceed 7% of purchase payments will be paid to registered representatives of AESC and other entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.


      Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

                                CONTRACT VALUE

      The Contract Value is the sum of the value of all Sub-account Accumulation Units attributable to the Contract and amounts contributed to a guarantee period of the General Account. (See "Appendix-General Account Option"). The value of an Accumulation Unit will vary from Valuation Period to Valuation Period. The value of an Accumulation Unit is determined at the end of the Valuation Period and reflects the investment earnings, or loss, and the deductions for the Valuation Period.


                                  WITHDRAWALS
Partial Withdrawal

      The Owner may partially withdraw Contract Value from the Contract prior to the Annuity Date. Any partial withdrawal is subject to the following conditions:

      (a)            the Company must receive a written request;

      (b)            the amount requested must be at least $500;

      (c)            any applicable Deferred Sales Charge will be deducted;

      (d) the amount withdrawn will be the sum of the amount requested and the amount of any applicable Deferred Sales Charge; and

      (e) the Company will deduct the amount requested plus any Deferred Sales Charge from each Sub-account of the Variable Account either as specified or in the proportion that the Sub-account bears to the total Contract Value.


      Withdrawals (including systematic withdrawals discussed below) may be taxable and subject to a penalty tax. (See "Taxes" beginning on page .)


Systematic Withdrawal Program

      During the Accumulation Period an Owner may at any time elect in writing to take systematic withdrawals from one or more of the Sub-accounts or from a guarantee period of the General Account (See "Appendix-General Account Option") for a period of time not to exceed 12 months. In order to initiate this program, the amount to be systematically withdrawn must be equal to or greater than $200 provided that the Contract Value is equal to or greater than $24,000 and the amount to be withdrawn does not exceed the Free Withdrawal Amount. Systematic withdrawals will be made without the imposition of the Deferred Sales Charge. Systematic withdrawals may occur monthly or quarterly.

      The systematic withdrawal program may be canceled at any time by written request or automatically should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

      An Owner may change once per Contract Year the amount or frequency subject to be withdrawn on a systematic basis.

      The systematic withdrawal program is annually renewable, although the limitations set forth above shall continue to apply.

      The Free Withdrawal Amount (see "Charges and Deductions - Deduction for Deferred Sales Charge" on page ) and Dollar Cost Averaging (See Statement of Additional Information-"General Information- Transfers") are not available while an Owner is receiving systematic withdrawals. An Owner will be entitled to the Free Withdrawal Amount and Dollar Cost Averaging on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

      Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty tax. (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

Total Withdrawal

      The Owner may withdraw the entire Contract Value prior to the Annuity Date. A total withdrawal will cancel the Contract. The total withdrawal value is equal to the Contract Value next calculated after receipt of the written withdrawal request, less any applicable Deferred Sales Charge, less the annual Administrative Charge and less any applicable premium taxes, and, less any applicable charges assessed to amounts in the General Account. (See "Charges and Deductions" on page and "Appendix-General Account Option".)

Payment of Withdrawals

      Any Contract Values withdrawn will be sent to the Owner within seven (7) days of receipt of the written request, unless the Delay of Payments provision is in effect. (See Statement of Additional Information - "General Information - Delay of Payments.") (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

      The Company reserves the right to ensure that an Owner's check or other form of purchase payment has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a purchase payment.

      Certain restrictions on withdrawals are imposed on Contracts issued in connection with 403(b) Plans. (See "Taxes - 403(b) Plans" on page .)

                                     TAXES
Introduction

      The Contracts are designed to accumulate Contract Values with retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans (The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax and employment status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

      The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

Company Tax Status

      The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

Taxation of Annuities in General - Non-Qualified Plans

      Code Section 72 governs the taxation of annuities. In general, a Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons," and "Diversification Standards".)

Withdrawals prior to the Annuity Date

      Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract on the date of withdrawal exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Withdrawals on or after the Annuity Date


              Upon receipt of a lump sum payment on full surrender of the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. The taxable portion is taxed as ordinary income.

              If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

              For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

         The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contract is fully recovered. Annuity payments are fully taxable after the investment in the Contract is recovered. If the recipient dies before the investment in the Contract is recovered, the recipient's estate is allowed a deduction for the remainder.

Penalty Tax on Certain Withdrawals

      With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

      Assignments

      Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over purchase payments will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.


      Generation Skipping Transfer Tax

            A transfer of the Contract or the designation of a beneficiary who is either 37 1/2 years younger than the Contract Owner or a grandchild of the Contract Owner may have Generation Skipping Transfer Tax consequences.

 Distribution-at-Death Rules

      In order to be treated  as an  annuity  contract  for  Federal  income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. The designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.


      If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

      Gifts of Contracts

      Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

      Contracts Owned by Non-Natural Persons

      If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

      Section 1035 Exchanges


      Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
   Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

      Multiple Contracts

      Annuity contracts that are issued by the same company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.




Withholding

      The Company is required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.

      Lump-Sum Distribution or Withdrawal
               The Company is required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding.

      Annuity Payments
               The Company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with the Company. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

                  You are liable for  payment  of  Federal  income  taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Diversification Standards

      To comply  with the  diversification  regulations  promulgated  under Code
Section 817(h) (the "Diversification Regulations"), after a start-up period, each Sub-account is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Sub-account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in the Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

      In connection with the issuance of the proposed and temporary version of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

      The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.


Tax-Favored Plans

      The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.


      While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Contract Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Contract Owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract of this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans, and IRAs.

Individual Retirement Annuities


      Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered by this Prospectus in connection with an IRA are not available in all states.


403(b) Plans


      Code Section 403(b)(11) imposes certain restrictions on a Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to purchase payments made under a salary reduction agreement. Specifically, Code
Section 403(b)(11) allows a Owner to make a surrender or partial withdrawal only
(a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan offered by this Prospectus, are not available in all states.

                       LEGAL PROCCEDINGS

      The Company knows of no legal proceeding pending to which the Variable Account is a party or which would materially affect the Variable Account.

Legal matters relating to the federal securities laws in connection with the Contracts described herein are being passed upon by the law firm of Jorden, Burt, Berenson & Johnson LLP, Washington D.C.

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                           PAGE
General Information.................................
   The Company......................................
   Independent Accountants..........................
   Legal Counsel....................................
   Distributor......................................
   Calculation of Performance Related Information...
   Delay of Payments................................
   Transfers........................................
Method of Determining Contract Values...............
Annuity Provisions..................................
Annuity Benefits....................................
   Annuity Options..................................
   Variable Annuity Payment Values..................
   Annuity Unit.....................................
   Net Investment Factor............................
   Additional Provisions............................
Financial Statements................................

                                   APPENDIX

GENERAL ACCOUNT OPTION

      Under the General Account option, Contract Values are held in the Company's General Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account portion of the Contract. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The General Account option is not available in all states.

      During the Accumulation Period the Owner may allocate amounts to the General Account. The General Account is an account maintained by us into which all of our assets have been allocated other than the assets of the Variable Account and any other separate accounts we maintain. The initial Purchase Payment will be invested in the General Account in accordance with the selection made by the Owner in the application. In the case of flexible premium Contracts, additional Purchase Payments will be allocated to General Account in accordance with the selection made by the Owner in the application or the most recent selection received at the Company Office, unless otherwise specified by the Owner. If the Owner elects to withdrawal amounts from the General Account such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the General Account for up to six (6) months from the date it receives such request at its Office.

INVESTMENTS IN THE GENERAL ACCOUNT

      An allocation of the initial Purchase Payment to a guarantee period must equal the greater of (a) or (b) where: (a) is a percentage that is a whole number, equal to or greater than 10% and (b) is a dollar amount which is equal to or greater than $3,000. Subsequent Purchase Payments under flexible premium Contracts allocated to a guarantee period must be equal to or greater than $3,000. Amounts invested in the General Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate in effect when the Owner allocates or transfers amounts to the General Account. If the Owner has allocated or transferred amounts at different times to the General Account, each allocation or transfer may have a unique effect guarantee rate and guarantee period associated with that amount. We guarantee that the effective guarantee rate will not be changed more than once per year and will not be less than 3%.

GENERAL ACCOUNT TRANSFERS

      During the Accumulation Period the Owner may transfer, by written request or telephone authorization, Contract Values to or from a sub-account of the Variable Account to or from a guarantee period of the General Account at any time, subject to the conditions set out under Transfer of Contract Values Section.

      Prior to the end of a guarantee period the Owner may specify the sub-account(s) of the Variable Account or the applicable guarantee period of the General Account to which the Owner wants the amounts from the General Account transferred at the end of the guarantee period. If the Owner does not notify us prior to the end of the guarantee period, we will apply that amount to a new guarantee period in the General Account, which is then subject to the same conditions as the original guarantee period, including the condition that the amount cannot be transferred out of the General Account until the end of that guarantee period. The effective guarantee rate applicable to the new guarantee period may be different from the effective guarantee rate applicable to the original guarantee period. These transfers will be handled at no charge to the Owner.

GUARANTEE PERIODS

      The period(s) for which a guaranteed interest rate is credited is called the Guarantee Period. Guarantee Periods may be offered or withdrawn at the Company's discretion. The initial Guarantee Period(s) and the applicable guaranteed interest rate(s) applicable to the initial Purchase Payment is as shown on the application, unless such purchase payment is made under an IRA plan. At the expiration of any Guarantee Period applicable to all or a portion of the Contract Value, that portion of the Contract Value will be automatically renewed for another Guarantee Period for the same duration as the expired guarantee period and will receive the guaranteed interest rate then in effect for that Guarantee Period. All requests to change a Guarantee Period must be received in writing at the Company's Office no earlier than 30 days prior to the end of the Guarantee Period from which the transfer will be made.

MINIMUM SURRENDER VALUE

      The Minimum Surrender Value for amounts allocated to a guarantee period of the General Account equals the amounts allocated to a Guarantee Period of the General Account paid (less withdrawals) with interest compounded annually at the rate of 3%, reduced by any applicable Deferred Sales Charge.

                                    PART B

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


                      DEFERRED VARIABLE ANNUITY CONTRACTS



                                   issued by



                              VARIABLE ACCOUNT I



                                      and



                          AIG LIFE INSURANCE COMPANY



         THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

         THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED , CALL OR WRITE: AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, 600 King Street, P.O. Box 8718, Wilmington, Delaware 19899, 1-800-340-2765.


DATE OF STATEMENT OF ADDITIONAL INFORMATION: May 1, 1997
















MULTI-MANAGER

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION


                                                                          Page

General Information..........................................
   The Company...............................................
   Independent Accountants...................................
   Legal Counsel.............................................
   Distributor...............................................
   Calculation of Performance Related Information............
   Delay of Payments.........................................
   Transfers.................................................
Method of Determining Contract Values........................
Annuity Provisions...........................................
Annuity Benefits.............................................
   Annuity Options...........................................
   Variable Annuity Payment Values...........................
   Annuity Unit..............................................
   Net Investment Factor.....................................
   Additional Provisions.....................................
Financial Statements.........................................

                              GENERAL INFORMATION

The Company

         A description of AIG Life Insurance Company (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

Independent Accountants

         The audited financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

         Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C.

Distributor


      AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions are paid by the Company directly to selling dealers and representatives on behalf of Distributor. Commissions retained by the Distributor in 1996 were $83,483.


Calculation Of Performance Related Information


      A. Yield  and  Effective  Yield  Quotations  for  the VIP  Money  Market
      Sub-account

         The yield quotation for the VIPMoney Market Sub-account will be for a given seven day period, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the VIP Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

         Any effective yield quotation for the VIP Money Market Sub-account will be for a given seven day period, carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:


         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.


      For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the VIP Money Market Sub-account's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the purchase payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the VIP Money Market Sub-account and the Fund are excluded from the calculation of yield.

      B. Standardized Total Return Quotations

      The standardized total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on a given date, and for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

      Where:         P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

      For the purposes of the total return quotations for all of the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.
Annualized total return for certain Sub-accounts as of December 31,1996 were as follows:

                             One Year      Three Years   Inception to Date

ALLIANCE
Conservative Investors          -4.26%             N/A           5.99%
Growth Investors                 1.20%             N/A           9.09%
Growth                          21.23%             N/A          27.09%
Growth and Income               16.88%            16.25%        11.50%
Quasar                           N/A               N/A          -2.50%
Technology                       N/A               N/A          -1.69%
DREYFUS
Stock Index                     15.36%            16.04%       11.86%
Zero Coupon 2000                -4.75%             3.67%        9.37%
FIDELITY
Asset Manager                   7.49%              5.33%        10.10%
Growth                          6.74%             12.88%        13.11%
Overseas                        6.12%              5.45%         6.35%
Investment Grade Bond          -3.76%              2.56%         6.64%
High Income                     6.06%              7.71%        10.34%
Money Market                   -1.21%              3.79%         5.73%
TOMORROW FUNDS
Long-Term                       N/A                N/A           2.67%
Medium-Term                     N/A                N/A           1.95%
Short-Term                      N/A                N/A           1.63%
VAN ECK
(1)Gold & Natural Resources    10.94%            5.02%         6.70%
Worldwide Balanced             4.61%              N/A          2.26%

(1) Effective May 1, 1997 the Gold and Natural Resources portfolios will no longer be offered. The Portfolio is being replaced with the Van Eck Worldwide Hard Assets Fund.


*Funds were first invested in the Portfolios as listed below:

 Alliance  Growth and Income         January 14, 1991
      Alliance  Growth  Investors         October 28, 1994
      Alliance Growth                     September 15, 1994
      Alliance  Conservative
      Investors                           October   28,  1994
      Alliance  Quasar                    August  15,1996
      Alliance      Technology            January  22,1996
      Fidelity  High  Income              September  19,  1985
      Fidelity  Growth                    October  9, 1986
      Fidelity  Money  Market             April 1, 1982
      Fidelity  Overseas                  January 28, 1987
      Fidelity  Asset Manager             September 9, 1989
      Fidelity  Investment
      Grade  Bond                         December 5, 1988
      Dreyfus Zero Coupon 2000            September  29,  1989
      Dreyfus  Stock  Index               August 31, 1990
     * Van Eck Gold and Natural Res.       September 1, 1989
      Van Eck Worldwide Balance           December  23, 1994
      Tomorrow Short-Term  Retirement     April 1, 1996
      Tomorrow Medium-Term  Retirement    April 1, 1996
      Tomorrow Long-Term Retirement       April 1, 1996

* Effective May 1, 1997 the Gold and Natural Resources portfolios will no longer be offered. The Portfolio is being replaced with the Van Eck Worldwide Hard Assets Fund.

   C. Yield Quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts

      The yield quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts will be based on a thirty-day period. The computation is made by dividing the net investment income per Accumulation Unit earned during the period by the Unit Value on the last day of the period, according to the following formula:

                   Yield = 2[(a - b + 1)6 - 1]
                               cd

      Where:               a = net investment  income earned during the period
                 by the corresponding Portfolio attributable to shares owned by the corresponding Sub-account.

                           b = expenses   accrued   for  the  period  (net  of
                               reimbursements).

                           c = the average daily number of Accumulation  Units
                               outstanding during the period.

                           d = the  maximum  Unit Value on the last day of the
                               period.

      For the purposes of the yield quotations for the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

      A Deferred Sales Charge may be assessed at the time of withdrawal in an amount from 6% to 0% of the Purchase Payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ___ of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See Transfer of Contract Values" on page ___ of the Prospectus)

   D. Non - Standardized Performance Data

      1.    Non-Standardized Total Return Quotations

      The non-standardized total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period), ended on a given date for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

      For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and therefore, no Surrender Charge is reflected.

Annualized total return quotations for certain Sub-accounts as of December 31, 1996 follows:


                              One Year       Three Years       Inception to
                                                                Date

Conservative Investors           1.20%          N/A               7.60%
Growth Investors                 6.66%          N/A             10.64%
Growth                          26.69%          N/A             28.29%
Growth and Income               22.34%        17.17%            11.62%
Quasar                           N/A           N/A               2.96%
Technology                       N/A           N/A               3.77%
DREYFUS
Stock Index                     20.82%         16.96%            11.89%
Zero Coupon 2000                0.71%           4.83%             9.41%
FIDELITY
Asset Manager                   12.95%         6.45%             10.14%
Growth                          12.20%        13.86%            13.13%
Overseas                        11.58%         6.57%             6.38%
Investment Grade Bond           1.70%          3.75%             6.69%
High Income                    11.52%          8.78%            10.36%
Money Market                    4.25%          4.94%             5.76%
TOMORROW FUNDS
Long-Term                        N/A           N/A               8.13%
Medium-Term                      N/A           N/A               7.41%
Short-Term                       N/A           N/A               7.09%
VAN ECK
Gold & Natural Resources       16.40%         6.15%              6.74%
Worldwide Balanced             10.07%          N/A               4.07%

(1) Effective May 1, 1997 the Gold and Natural Resources portfolios will no longer be offered. The Portfolio is being replaced with the Van Eck Worldwide Hard Assets Fund described in the Prospectus.

      2.    Tax Deferred Accumulation

   In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basdis.
Different tax rates may be assumed.

   In general, individuals who own annuity contracts are not taxed on inreases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Purchase Payment of $25,000, assuming hypothetical gross annual return of 0%, 4% and 8%, compounded annually, and a tax rate of 31%. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity reflect the deduction of contractual expenses such as the mortality and expense risk charge, the Administrative Fee and the Annual Fee, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the 31% rate on the amount in excess of the Purchase Payment.

   The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.



                                [INSERT CHART]

Delay of Payment

      Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

            (a) the New York Stock Exchange is closed for other than customary weekends and holidays;

            (b)   trading on the Exchange is restricted;

            (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

            (d) an order of the Securities and Exchange Commission permits delay for the protection of security holders.

      The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (b) and (c) exists.

Transfers

      An Owner may deposit prior to the Annuity Date, all or part of his Contract Value into the Money Market Sub-account (the Sending Sub-account"), and then automatically transfer those assets into one or more of the other Sub-accounts on a systematic basis. The amount transferred to the Sending Sub-account must be at least $12,000 in order to initiate this option. This process is called Automatic Dollar Cost Averaging.

      The Automatic Dollar Cost Averaging option is available for use with any of the investment options, other than the General Account.

      Automatic Dollar Cost Averaging transfers may occur monthly or quarterly. The Owner may designate the dollar amount to be transferred each month or elect to have a percentage transferred each month, up to a maximum of 60 months.

      The Company will make all Automatic Dollar Cost Averaging transfers on the 15th calendar day of each month, or the next day the New York Stock Exchange is open for business if the 15th calendar day of the month should fall on a day the New York Stock Exchange is closed. In order to process an Automatic Dollar Cost Averaging transfer, the Company must have received a request in writing by no later than the 6th calendar day of the month.

      The Automatic Dollar Cost Averaging option may be canceled at any time by written request or automatically if the value of the Sending Sub-account subject to the Automatic Dollar Cost Averaging option is less than $1,000.

      An Owner may change his Automatic Dollar Cost Averaging investment allocation only once during any 12 month period.

      Any transfers made under this section are subject to the conditions of the section entitled "Transfer of Contract Values" on page __ of the Prospectus, except that the Company will not deem the election of the Automatic Dollar Cost Averaging option to count towards a Owner's twelve (12) free transfers.

                     METHOD OF DETERMINING CONTRACT VALUES

      The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio within the Sub-account. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

      When the first shares of the respective Portfolios were purchased for the Sub-accounts, the Accumulation Units for the Sub-accounts were valued at $10. The value of an Accumulation Unit for a Sub-account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

      (a)  is equal to:

             (i)  the  total   value  of  the  net  assets   attributable   to
            Accumulation Units in the Sub-account, minus

            (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Sub-account; minus

            (iii)  the  daily  charge  for  providing   certain   administrative
            functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Sub-account; minus or plus

            (iv) a charge or credit for any tax provision established for the Sub-account. The Company is not currently making any provision for taxes.

      (b) is the total number of Accumulation Units applicable to that Sub-account at the end of the Valuation Period.

      The resulting value of each Sub-account Accumulation Unit is multiplied by the respective number of Sub-account Accumulation Units for a Contract. The Contract Value is the sum of all Sub-account values for the Contract.

      An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                              ANNUITY PROVISIONS

Annuity Benefits

      If the Annuitant is alive on the Annuity Date the Company will begin making payments to the Annuitant under the payment option or options selected. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued.

Annuity Options

      The annuity options are as follows:

      Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

      Option 2: Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

            (a) payments will be continued during the remainder of the period to the successor payee; or

            (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option.

      Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either payee or a designated second person is alive.

      Annuity options are available on a fixed and/or a variable basis. The Owner may allocate Contract Values to purchase only fixed annuity payments, or to purchase only variable annuity payments, or to purchase a combination of the two. Contract Values which purchase fixed annuity payments will be invested in the General Account. Contract Values which purchase variable annuity payments will be invested in the Variable Account. The Owner may make no transfers between the General Account and the Variable Account after the Annuity Date. The Company also may offer additional options at its discretion.

Variable Annuity Payment Values

      A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Sub-account(s) of the Variable Account. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

      The  first  annuity   payment  for  each   Sub-account  is  determined  by
multiplying the amount of the Contract Value allocated to that Sub-account by the factor shown in the table for the option selected, divided by 1000.

      The dollar amount of Sub-account annuity payments after the first is determined as follows:

            (a) The dollar amount of the first annuity payment is divided by the value for the Sub-account Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

            (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

      The total dollar amount of each Variable Annuity payment is the sum of all Sub-account variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit

      The value of an Annuity Unit for each Sub-account was arbitrarily set initially at $10. This was done when the first Portfolio shares were purchased. The Sub-account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-account Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

            (a) is the net investment factor for the Valuation Period for which the Sub-account Annuity Unit value is being determined; and

            (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

      The net investment factor is used to determine how investment results of the Fund affect Variable Account Values within the Sub-accounts from one Valuation Period to the next. The net investment factor for each Sub-account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

            (i) the net asset value per share of the Portfolio held in the Sub-account determined at the end of that Valuation Period; plus

            (ii)  the  per  share   amount  of  any  dividend  or  capital  gain
      distribution made to the Portfolio if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

            (iii) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Sub-account.

      (b) is equal to:

            (i) the net asset value per share of the Portfolio held in the Sub-account determined as of the end of the prior Valuation Period; plus or minus

            (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to:

            (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

            (ii) the percentage factor representing the daily Administrative Charge.

The net investment factor may be greater or less than the assumed investment factor; therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation

Additional Provisions

      The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment. Any overpayments, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

      If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

      The Company will give the payee under an annuity payment option a settlement contract for the payment option.


                             FINANCIAL STATEMENTS

      The financial statements of the Company and the Variable Account included herein shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

                   FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                      REPORT OF INDEPENDENT ACCOUNTANTS






To the Stockholders and Board of Directors
AIG Life Insurance Company:


We have audited the accompanying balance sheets of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) as of December 31, 1996 and 1995, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 22, 1997





                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                                   (in thousands)

                                                            December 31,

                                                       1996             1995

                                                     -------------  ----------

Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value  $ 2,271,326  $ 1,963,265
        (cost: 1996 - $2,190,580: 1995 - $1,823,860)
     Equity securities:
        Common stock
        (cost: 1996-$3,548: 1995 - $1,916)             5,578          2,437
        Non-redeemable preferred stocks
        (cost: 1996-$0: 1995 - $2,562)                     -          2,553
Mortgage loans on real estate, net                   297,363        239,127
Real estate, net of accumulated
 depreciation of $4,099 in 1996; and $1,755 in 1995   16,169         16,892
Policy loans                                       1,873,961      2,961,726
Other invested assets                                 64,109         68,252
Short -term investments                              100,036        202,652
Cash                                                   5,780          1,132
                                              -------------- --------------

   Total investments and cash                      4,634,322      5,458,036


Amounts due from related parties                       3,193          4,111
Investment income due and accrued                    107,268        242,748
Premium and insurance balances receivable-net         36,357         28,189
Reinsurance assets                                   218,453        207,827
Deferred policy acquisition cost                      84,287         60,625
Separate and variable accounts                       644,980        190,441
Other assets                                           5,092          7,509
                                              -------------- --------------

                        Total assets             $ 5,733,952    $ 6,199,486
                                                  ==========     ==========


                  See accompanying notes to financial statements.








                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                        (in thousands, except share amounts)

                                                              December 31,

                                                         1996           1995
                                                   -------------- ----------

Liabilities

  Policyholders' funds on deposit                $ 3,810,095     $ 4,574,995
  Future policy benefits                             630,520         566,487
  Reserve for unearned premiums                       29,911          47,590
  Policy and contract claims                         191,338         177,540
  Reserve for commissions, expenses and taxes          2,860          24,134
  Insurance balances payable                          42,137          22,186
  Deferred income taxes                                5,713          24,585
  Amounts due to related parties                       5,921           2,380
  Federal income tax payable                           2,959           4,606
  Separate and variable accounts                     644,980         190,441
  Minority interest                                    6,077           6,664
  Other liabilities                                   30,932         234,850
                                                ------------    ------------


                        Total liabilities          5,403,443       5,876,458
                                                 -----------     -----------


  Commitments and contingencies (See Note 6)

Stockholders' Equity


  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                     4,884           4,884
  Additional paid-in capital                         123,283         123,283
  Unrealized appreciation of investments,
   net of future policy benefits and taxes
   of $33,823 in 1996 and $47,209 in 1995             62,814          87,673
Retained earnings                                    139,528         107,188
                                                ------------    ------------

                        Total stockholders' equity     330,509       323,028


Total liabilities and stockholders' equity       $ 5,733,952     $ 6,199,486

                                                  ==========      ==========


                  See accompanying notes to financial statements.




                             AIG LIFE INSURANCE COMPANY
                                STATEMENTS OF INCOME

                                   (in thousands)


                                           Years  ended   December 31,
                                           -----------------------------------
                                          1996            1995             1994
                                      ------------    ------------     --------

Revenues:
  Premiums                            $ 394,480         $ 364,502      $ 265,990
  Net investment income                 504,661           435,683        239,212
  Realized capital (losses) gains           (51)             (417)         1,953
                                   -------------     -------------   -----------


               Total revenues           899,090           799,768        507,155
                                    ---------            ---------     ---------


Benefits and expenses:
  Benefits to policyholders            189,933            202,105       196,175
  Increase in future policy benefits
   and policyholders' funds on deposit495,529             392,592       158,935
  Acquisition and insurance expenses  161,841             170,343       127,941
                                    ---------            --------      ---------

              Total benefits and expenses  847,303      765,040         483,051
                                         ---------     --------      ---------


Income before income taxes                 51,787        34,728          24,104
                                        ---------     ----------      ----------

Income taxes (benefits):
   Current                             25,087            18,709          28,115
   Deferred                            (5,486)           (6,339)        (19,447)
                                   -----------       -----------    -----------

    Total income taxes                 19,601            12,370          8,668
                                    ---------         ---------    -----------

Net income before minority interest    32,186            22,358         15,436
Minority interest income (loss)           154                11           (156)
                                  -----------      ------------   -------------

Net income                         $   32,340        $   22,369    $    15,280

                                    =========         =========     ==========


                   See accompanying notes to financial statements








                             AIG LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDERS' EQUITY

                                   (in thousands)


                                               Years ended December 31,


                                          1996            1995             1994
                                      ------------    ------------    ---------

Common Stock

Balance at beginning of year      $      4,884    $      4,884    $      4,884
                                   -----------     -----------     -----------

Balance at end of year                   4,884           4,884           4,884
                                  ------------     -----------    ------------



Additional paid-in capital

Balance at beginning of year:          123,283         123,283         123,283
                                    ----------      ----------      ----------

Balance at end of year                 123,283         123,283         123,283
                                    ----------      ----------      ----------



Unrealized appreciation (depreciation)
 of investments, net
 Balance at beginning of year           87,673         (15,029)         40,159
 Change during year                    (50,245)        170,003         (84,904)
 Changes due to deferred income tax
    (expense) benefit and future
     policy benefits                    25,386        (67,301)          29,716
                                       ----------      ------           ------
 Balance at end of year                 62,814          87,673         (15,029)
                                  ------------     -----------     ------------


Retained earnings
  Balance at beginning of year         107,188          84,819          69,539
  Net income                            32,340          22,369          15,280
                                   -----------      ----------     -----------

  Balance at end of year               139,528         107,188          84,819
                                    ----------      ----------     -----------

          Total stockholders' equity$  330,509      $  323,028     $   197,957
                                     =========       =========      ==========


                   See accompanying notes to financial statements




                             AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS


                                   (in thousands)


                                                        Years ended December 31,
                                                    ---------------------------------
                                                      1996          1995     1994
                                                    ----------------------------------


Cash flows from operating activities:
 Net income                                       $   32,340     $ 22,369   $15,280
                                                    ---------   ----------- ------------

Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
 and losses included in income:
Change in insurance reserves                       72,151       133,207      88,718
 Change in premiums and insurance balances
  receivable and payable -net                      11,782        (4,695)     11,668
 Change in reinsurance assets                     (10,627)         (201)      5,553
 Change in deferred policy acquisition costs      (23,662)       (6,151)    (14,906)
 Change in investment income due and accrued      135,480      (126,299)    (82,023)
 Realized capital gains                                51           417      (1,953)
 Change in current and deferred income taxes -net  (7,133)      (15,112)    (16,708)
 Change in reserves for commissions, expenses and taxes(21,274)  (9,857)     23,055
 Change in other assets and liabilities - net       11,852         (7,466)    6,815
                                             -----------------------------------------
         Total adjustments                        168,620       (36,157)     20,219
 Net cash (used in) provided                      200,960       (13,788)     35,499
by operating activities
Cash flows from investing activities:
 Cost of fixed maturities, at market sold          40,098        36,678      19,392
 Cost of fixed maturities, at market matured or redeemed124,621  76,989      85,628
 Cost of equity securities sold                     2,607           405           -
 Realized capital gains                               (51)          582       3,176
 Purchase of fixed maturities                    (524,245)     (590,864)   (252,964)
 Purchase of equity securities                     (1,678)       (1,213)          -
 Mortgage loans granted                           (74,590)      (75,100)    (53,977)
 Repayments of mortgage loans                      16,416        12,406      16,464
 Change in policy loans                         1,087,765    (1,589,502) (1,184,455)
 Change in short-term investments                 102,616      (115,532)     18,361
 Change in other invested assets                   11,002        (4,296)     (6,652)
 Other - net                                          (38)       (6,042)    (10,583)

  Net cash used in investing activities           784,523    (2,255,489) (1,365,610)
                                            -------------  -------------------------

Cash flows from financing activities:
 Change in policyholders' funds on deposit       (980,835)    2,265,900   1,330,841
                                            ---------------------------  ----------

   Net cash provided by financing activities     (980,835)    2,265,900   1,330,841
                                            -------------- ------------  ----------

Change in cash                                      4,648        (3,377)        730
Cash at beginning of year                           1,132          4,509      3,779
                                          --------------------------------------------
Cash at end of year                      $          5,780$          1,132$    4,509
                                          =============== =============== ==============


                   See accompanying notes to financial statements

                             AIG LIFE INSURANCE COMPANY
                           NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

   (a)Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

      The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

   (b)Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMO's are treated as yield adjustments over the estimated life. Common and non-redeemable preferred stocks are carried at market value. Short-term investments are carried at cost, which approximates market.

      Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected in stockholders' equity, net of amounts recorded as future policy benefits and any related deferred income taxes.

      Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

      Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

   (b) Investments: (continued)

      Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

      Policy loans are carried at the aggregate unpaid principal balance.

      Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its amortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

    (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

   (d)Premium Recognition and Related Benefits and Expenses: Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

      Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note
      3).

      The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

   (e)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (f)Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

   (g)Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

   (h) Accounting Standards:

      In March 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 121 "Accounting for the Impairment of Long-lived Assets and for Long-lived Assets to Be Disposed Of" (FASB 121). This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and an impairment loss must be recognized.

      FASB 121 was effective for the Company commencing January 1, 1996. The adoption of this statement during 1996 had no significant effect on the Company's result of operations, financial condition or liquidity.

      In December 1995, FASB issued "Special Report, a Guide to the Implementation of Statement No. 115 on Accounting for Certain Investments in Debt and Equity Securities". Among other things, this guide provided for a transition provision permitting a one-time transfer of debt securities from the held to maturity classification to the available for sale classification. The Company did not transfer any securities from the held to maturity classification to the available for sale classification.

   (i)During 1996, the Company changed it's method of accounting for a subsidiary to reflect the minority interest. The financial statements for 1994 and 1995 have been reclassified to conform to this presentation.

2.  Investment Information

  a) Statutory Deposits: Securities with a carrying value of $2,460,000 and $2,639,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1996 and 1995, respectively.

   (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                           Years ended  December  31,
                                                        1996          1995       1994
                                                       -------    --------   --------

      Fixed maturities                                $164,548     138,341    $109,826
      Equity securities                                    219         225         241
      Mortgage loans                                    22,797      19,399      14,655
      Real estate                                        2,125         997       1,584
      Policy loans                                     314,020     268,454     108,453
      Cash and short-term investments                    2,924       4,348       1,684
          Other invested assets                          2,549       6,129       4,070
                                                    ----------  ----------  ----------
            Total investment income                    509,182     437,893     240,513

      Investment expenses                                4,521       2,210       1,301
                                                    ---------- -----------  -----------

            Net investment income                     $504,661    $435,683    $239,212
                                                      ========    ========     ========


(c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1996, 1995 and 1994 are summarized below (in thousands):


                                                         Years  ended  December 31,
                                                         -------------------------
                                                         1996       1995      1994
                                                         --------------------------

   Net realized (losses) gains on investments:
      Fixed maturities                                $    (79)$      (166)  $   (10)
      Equity securities                                     28         712       442
      Mortgage loans                                         -      (1,000)   (1,223)
      Other invested assets                                  -          37     2,744
                                                 ------------- -----------  --------
      Net realized gains                              $    (51)   $   (417)  $ 1,953
                                                     ==========  ==========  =========


   Change in unrealized appreciation
       (depreciation) of investments:
        Fixed maturities                             $ (58,659)    $168,561  $(90,779)
      Equity securities                                  1,517           69       293
          Other invested assets                          6,897        1,373     5,582
                                                     -----------   --------------------
      Net change in unrealized appreciation
       (depreciation) of investments                 $ (50,245)   $170,003  $(84,904)
                                                     ==========   ========  =========


      Proceeds from the sale of  investments  in fixed  maturities  during 1996,
      1995  and   1994   were   $40,098,000,   $36,678,000,   and   $17,431,000,
      respectively.

      During  1996,  1995 and  1994,  gross  gains of  $176,000,  $109,000,  and
      $394,000, respectively, and gross losses of $255,000, $275,000, and $404,000, respectively, were realized on dispositions of fixed maturity investments.

      During  1996,  1995 and  1994,  gross  gains  of  $28,000,  $712,000,  and
      $442,000, respectively, were realized on disposition of equity securities.

   (d)Market  Value  of  Fixed   Maturities  and  Unrealized   Appreciation   of
      Investments: At December 31, 1996 and 1995, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,265,000 and $833,000 and gross losses of $235,000 and $320,000, respectively.

      The amortized cost and estimated market values of investments in fixed maturities at December 31, 1996 and 1995 are as follows (in thousands):

                                                     Gross     Gross
      1996                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
      -----                           ---------   ----------  ---------   -------

     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  47,848     $ 7,814        $151   $55,511
       States, municipalities and
         political subdivisions        327,944      15,525       1,934   341,535
       Foreign governments              33,340       2,855         113    36,082
       All other corporate           1,781,448      71,994      15,244 1,838,198
                                     ---------  ----------  ---------- ----------

      Total fixed maturities        $2,190,580     $ 98,188  $ 17,442 $2,271,326
                                     =========  ========== ==========  =========




                                                     Gross        Gross
      1995                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
     ------                           ---------   ----------  ----------  ------


     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  45,872   $  12,144  $       -   $  58,016
       States, municipalities and
         political subdivisions        345,049      22,975         24     368,000
       Foreign governments              30,515       4,158         30      34,643
       All other corporate           1,402,424     106,513       6,331  1,502,606
                                    ----------   ---------  ----------  ---------

      Total fixed maturities        $1,823,860  $  145,790  $   6,385  $1,963,265
                                     =========   ========= ==========  =========

      The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1996, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                    Estimated
                                                  Amortized         Market
                                                  Cost              Value

      Due in one year or less                  $   74,325        $   76,640
      Due after one year through five years       598,151           615,822
      Due after five years through ten years      818,547           849,841
      Due after ten years                         699,557           729,023
                                                ---------         ---------

                                               $2,190,580        $2,271,326

   (e)CMO's: CMO's are U.S. Government and Government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1996 and 1995, the market value of the CMO portfolio was $435,313,000 and $457,111,000, respectively; the estimated amortized cost was approximately $419,276,000 in 1996 and $433,481,000 in 1995. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1996.

   (f)Fixed Maturities Below Investment Grade: At December 31, 1996 and 1995, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $136,502,000 and $74,622,000, respectively, and an aggregate market value of $135,218,000 and $73,894,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant.

   (h)Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholders' equity at December 31, 1996 (in thousands):

      Fixed Maturities:
      Ford Motor Credit Corporation         $   38,202
      GMAC                                  $   49,541

      Other Invested Assets:
      Equity Linked Investors II, L.P.      $   43,808

3.  Deferred Policy Acquisition Costs

      The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands). The 1996 and 1995 amortization includes $6,096,000 and $9,455,000, respectively, to recognize excess loss experienced on credit insurance.



                                                   Years  ended  December 31,
                                                   ---------------------------
                                                    1996      1995        1994
                                                    ---------------------------


      Balance at beginning of year               $60,625     $54,474     $39,568
      Acquisition costs deferred                  43,534      35,008      29,442
      Amortization charged to income             (19,872)    (28,857)    (14,536)
                                                 -------    --------    --------
      Balance at end of year                     $84,287     $60,625     $54,474
                                                 =======     =======     =======


4.  Future Policy Benefits and Policyholders' Funds on Deposit

(a)The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1996 and 1995 follows (in thousands):


                                                          1996              1995
                                                    ----------          --------
      Future Policy Benefits:
      Long duration contracts                       $  624,659       $   556,669
      Short duration contracts                           5,861             9,818
                                                   -----------      ------------
                                                    $  630,520       $   566,487
                                                    ==========       ===========

      Policyholders' funds on deposit:
      Annuities                                   $  1,082,217       $   944,629
      Universal life                                   130,413           171,564
      Guaranteed investment contracts (GICs)           278,680           249,844
      Corporate owned life markets                   2,314,149         3,204,912
           Other investment contracts                    4,636             4,046
                                                 -------------       -----------

                                                    $3,810,095        $4,574,995
                                                    =========          =========


   (b)Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

      (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 1.9 percent.

   (c)The liability for policyholders' funds on deposit has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 8.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to zero over a period of 6 to 10 years.

      (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 8.1 percent and maturities range from 2 to 7 years.

     (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 1996 was 9.4 percent.

     (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of 5.9 percent to 7.5 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 10.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

   (a)The Federal income tax rate applicable to ordinary income is 35% for 1996, 1995 and 1994. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                       Years   ended   December 31,
                                  1996               1995             1994
                                Percent             Percent           Percent
                                  of                  of                of
                                pre-tax             pre-tax           pre-tax
                               operating           operating         operating
                            Amount    Income    Amount    Income  Amount  Income
                            ----------------    ----------------  --------------


"Expected" income tax
    expense                $ 18,125  35.0%   $ 12,155     35.0% $ 8,436   35.0%
 Prior year federal
    income tax benefit          (51) (0.1)       (798)     (2.3)      -      -
     State income tax           850   1.6         894       2.6      197    0.8
 Other                          677   1.3         119       0.3       35    0.2
                           --------- ----      --------- ------  -------   -----
 Actual income tax expense   $19,601  37.8%   $ 12,370     35.6% $ 8,668   36.0%
                             =============     ========    ====   =======   ====

   (b) The components of the net deferred tax liability were as follows (in thousands):

                                                     Years ended December 31,
                                                           1996         1995

   Deferred tax assets:
  Adjustment to life reserves                           $41,522      $24,940
  Adjustments to mortgage loans and investment income     2,531        2,546
  Adjustment to policy and contract claims               10,687       11,725
  Other                                                   2,585        1,232
                                                         57,325       40,443
                                                       ---------     --------

   Deferred tax liabilities:
      Deferred policy acquisition costs          $       23,047      $ 13,040
      Unrealized appreciation on investments             33,823        47,209
      Bond discount                                       4,085         3,458
      Other                                               2,083         1,321
                                                     ----------      ---------
                                                         63,038        65,028
                                                      ---------       --------

      Net deferred tax liability                    $     5,713      $ 24,585
                                                     ==========       ========


   (c)At December 31, 1996, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

   (d)Income taxes paid in 1996, 1995, and 1994 amounted to $25,412,000, $26,030,000, and $25,052,000, respectively.


6.  Commitments and Contingencies

      The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

7.  Fair Value of Financial Instruments

   (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

      The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

      Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

      Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

      Equity securities: Fair values for equity securities were based upon quoted market prices.

      Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

      Interest rate cap: Fair values for the interest rate cap were estimated using values obtained from an independent pricing service.

      Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

   (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):




      1996                                             Fair        Carrying
                                                       Value       Amount

      Cash and short-term investments           $    105,816  $    105,816
      Fixed maturities                             2,271,326     2,271,326
      Equity securities                                5,578         5,578
      Mortgage and policy loans                    2,183,873     2,171,324
         Interest rate cap                                75            94

      Policyholders' funds on deposit            $ 3,832,601   $ 3,810,095

      1995                                            Fair        Carrying
                                                       Value       Amount
      Cash and short-term investments           $    203,784  $    203,784
      Fixed maturities                             1,963,265     1,963,265
      Equity securities                                4,990         4,990
      Mortgage and policy loans                    3,216,321     3,200,853
         Interest rate cap                               144           170

      Policyholders' funds on deposit            $ 4,592,841   $ 4,574,995



8.  Stockholders' Equity

   (a)The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $39,027,000 during 1996, however, no dividends were paid during the year.

   (b)The Company's stockholders' equity as determined in accordance with statutory accounting practices was $221,567,000 at December 31, 1996 and $176,952,000 at December 31, 1995. Statutory net income amounted to $47,074,000, $39,712,000, and $47,002,000 for 1996, 1995 and 1994,
      respectively.

9.  Employee Benefits

   (a)The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. Prior to January 1, 1996, the average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1996, 1995 and 1994 were approximately $400,000, $304,000, and $179,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1996 by $42,149,000.

   (b)The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the two years ended December 31, 1994, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 2 percent of annual salary. Commencing January 1, 1995, the 401(k) plan provided for matching contributions by the Parent of up to 6 percent of annual salary depending on the employee's years of service.

   (c)In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

   (d)The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

   (a)The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1996, the future minimum lease payments under operating leases were as follows (in thousands):

            Year                          Payment

      1997                               $  3,833
      1998                                  2,785
      1999                                  1,846
      2000                                  1,596
      2001                                  1,471
      Remaining years after 2001            4,414
                                           -------

                                     Total $15,945
                                           -------
                                           -------
      Rent expense approximated $4,263,000, $3,764,000, and $3,542,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

   (b) Sublease Income -The Company does not participate in sublease agreements.


11.  Reinsurance

   (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

      The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                 Percentage
                                                                                 of Amount
December 31, 1996                                                                 Assumed
                            Gross       Ceded          Assumed           Net       to Net
                            -----       -----          -------           ---      --------

Life Insurance in Force $53,854,456 $17,392,184      $ 605,831    $37,068,103     1.6%
                        ===========    ============  ===========  =============

   Premiums:
    Life                  187,886       49,150             327        139,063      -
    Accident and Health    97,971       28,359         107,447        177,059     60.7%
    Annuity                78,358            -               -         78,358      -
        ---------------   ---------   ----------     ----------     ----------

   Total Premiums        $ 364,215      $77,509      $ 107,774       $394,480     27.3%
                       ============  ============   =============  =============

                                                                                 Percentage
                                                                                  of Amount
   December 31, 1995                                                              Assumed
                                  Gross       Ceded     Assumed        Net        to Net

    Life Insurance in Force $48,644,007     $16,635,298  $58,966    $32,067,675
                           ===========     ===========  ==========    ===========   0.2%

      Premiums:
       Life                  184,981          33,768      1,670     152,883         1.1%
       Accident and Health    72,473          16,800     93,060     148,733        62.6%
       Annuity                62,886                -       -         62,886
                      --------------     ---------------------------------------
             -

      Total Premiums   $     320,340         $50,568    $ 94,730   $ 364,502        26.0%
                       ========================== ==========    =============


                                                                                 Percentage
                                                                                 of Amount
   December 31, 1994                                                              Assumed
                              Gross        Ceded             Assumed       Net    to Net

    Life Insurance in Force$38,375,181     $16,500,870  $   19,298    $21,893,609   0.1%
                           ===========     ===========  ==========    ===========


      Premiums:
       Life                  130,716        7,233             (10)     123,473        -
       Accident and Health    66,026       13,949           79,810     131,887      60.5%
       Annuity                10,630            -               -      10,630         -
                      --------------     ----------------------------------------


      Total Premiums   $     207,372$      21,182     $    79,800   $    265,990    30.0%
                       ==========================      ==========   ============

   (b) The maximum amount retained on any one life by the Company is $1,000,000.

   (c)Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $54,456,000, $51,264,000, and $34,252,000,  respectively, for each of the years ended December 31, 1996, 1995 and 1994.

      The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.


12.  Transactions with Related Parties

   (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1996 amounted to $1,345,000 and $0, respectively. Premium income and commission ceded for 1995 amounted to $1,269,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,267,000 and $2,000 for the year ended December 31, 1994. Premium income and ceding commission expense assumed from affiliates aggregated $103,885,000 and $27,609,000, respectively, for 1996, compared to $90,688,000 and $23,422,000, respectively, for 1995, and
      $75,005,000 and $20,374,000, respectively for 1994.

12.  Transactions with Related Parties - (continued)

   (b)The  Company  is  party  to  several  cost  sharing  agreements  with  its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1996, 1995 and 1994, the Company was charged $28,277,000, $23,193,000, and $21,392,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $17,598,000, $14,496,000, and $13,383,000, respectively, for costs incurred by the Company but attributable to affiliates.

   (c) During 1996, the Company purchased 1,500,000 shares of AIG Life Ireland, LTD., a subsidiary.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
AIG Life Insurance Company
Variable Account I

We have audited the accompanying statement of assets and liabilities of AIG Life Insurance Company Variable Account I comprising the Fidelity Money Market, Asset Manager, Growth, High Income, Investment Grade Bond, Overseas; the Alliance Conservative Investors, Growth and Income, Growth Investors, Growth, Technology, Quasar; the Dreyfus Stock Index and Zero Coupon 2000; the Van Eck Gold and Natural Resources, Worldwide Balanced; and the Weiss, Peck and Greer Tomorrow Short-Term, Tomorrow Medium-Term and Tomorrow Long-Term Subaccounts as of
December 31, 1996 and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years then added. These financial statements are the are the responsibility of the management of Variable Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held at December 31, 1996 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used an significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company Variable Account I as of December 31, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended, in conformity with generally accepted accounting principles.

/s/ Coopers & Lybrand
----------------------
Coopers & Lybrand

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 20, 1997

AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1996


                                                                   Shares         Cost        Market Value
ASSETS:
   Investments at Market Value:
      Profile Variable Products Series Fund, Inc.:

         Fidelity
           Money Market Portfolio ...........................  3,963,487.460 $   3,963,487 $     3,963,487
           Asset Manager Portfolio ..........................     37,011.989       600,306         626,613
           Growth Portfolio .................................     52,518.048     1,608,910       1,635,412
           High Income Portfolio ............................     47,899.815       583,689         599,706
           Investment Grade Bond Portfolio ..................     34,933.375       422,789         427,585
           Overseas Portfolio ...............................     17,871.782       321,135         336,704
         Alliance
           Conservative Investors Portfolio .................     13,726.914       161,852         165,684
           Growth & Income Portfolio ........................     84,098.987     1,287,462       1,379,223
           Growth Investors Portfolio .......................     17,920.758       223,443         228,310
           Growth Portfolio .................................     84,550.253     1,408,596       1,515,141
           Technology Portfolio .............................     15,111.490       170,236         166,831
           Quasar Portfolio .................................      4,634.598        48,517          49,312
         Dreyfus
           Stock Index Portfolio ............................     65,668.622     1,284,134       1,331,760
           Zero Coupon 2000 Portfolio .......................     13,696.980       167,288         168,336
         Van Eck
           Gold & Natural Resources Portfolio ...............      7,016.864       110,838         117,321
           Worldwide Balanced Portfolio .....................      8,698.585        90,980          96,902
         Weiss,Peck & Greer
           Tomorrow Short Term Portfolio ....................     13,636.905       118,526         125,596
           Tomorrow Medium Term Portfolio ...................     11,809.833        91,508          92,826
           Tomorrow Long Term Portfolio .....................     28,966.470       200,113         204,214
                                                                             ------------- ---------------
         Total Investments ................................................. $  12,863,809      13,230,963
                                                                                           ---------------
              Total Assets ............................................................... $    13,230,963
                                                                                           ===============
LIABILITIES:
   Payable to AIG Life ................................................................... $             4

EQUITY:
   Contract Owners' Equity ............................................................... $    13,230,959
                                                                                           ---------------
              Total Liabilities & Equity ................................................. $    13,230,963
                                                                                  ===============


                                          See Notes to Financial Statements

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

             STATEMENT OF OPERATIONS
   For the Period April 1 to December 31, 1996


                                                                    Fidelity      Fidelity
                                                                       Money         Asset       Fidelity
                                                                      Market       Manager         Growth
                                                         Total     Portfolio     Portfolio      Portfolio
Investment Income (Loss):
    Dividends  ...................................$     118,895  $     57,540  $          0 $            0
Expenses:
    Mortality & Expense Risk Fees  ...............       39,495        13,591         1,349          4,694
    Daily Administrative Charges  ................        5,075         1,686           218            650
                                                  -------------  ------------  ------------ --------------
Net Investment Income (Loss)  ....................       74,325        42,263       (1,567)        (5,344)
                                                  -------------  ------------  ------------ --------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ................................        6,188             0            19          5,396
    Change in Unrealized Appreciation
        (Depreciation)  ..........................      367,150             0        26,307         26,502
                                                  -------------  ------------  ------------ --------------
Net Gain (Loss) on Investments  ..................      373,338             0        26,326         31,898
                                                  -------------  ------------  ------------ --------------
Increase (Decrease) in Net Assets
    Resulting From Operations  ...................$     447,663  $     42,263  $     24,759 $       26,554
                                                  =============  ============  ============ ==============


            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

             STATEMENT OF OPERATIONS
   For the Period April 1 to December 31, 1996


                                                                    Fidelity
                                                      Fidelity    Investment                     Alliance
                                                          High         Grade      Fidelity   Conservative
                                                        Income          Bond      Overseas      Investors
                                                     Portfolio     Portfolio     Portfolio      Portfolio
Investment Income (Loss):
    Dividends  ...................................$           0  $          0  $          0 $            0
Expenses:
    Mortality & Expense Risk Fees  ...............        1,357           964         1,632            444
    Daily Administrative Charges  ................          164           116           195             53
                                                  -------------  ------------  ------------ --------------
Net Investment Income (Loss)  ....................      (1,521)       (1,080)       (1,827)          (497)
                                                  -------------  ------------  ------------ --------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ................................          130             0         1,917             10
    Change in Unrealized Appreciation
        (Depreciation)  ..........................       16,017         4,795        15,569          3,832
                                                  -------------  ------------  ------------ --------------
Net Gain (Loss) on Investments  ..................       16,147         4,795        17,486          3,842
                                                  -------------  ------------  ------------ --------------
Increase (Decrease) in Net Assets
    Resulting From Operations  ...................$      14,626  $      3,715  $     15,659 $        3,345
                                                  =============  ============  ============ ==============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

             STATEMENT OF OPERATIONS
   For the Period April 1 to December 31, 1996

                                                      Alliance
                                                        Growth      Alliance
                                                             &        Growth      Alliance       Alliance
                                                        Income     Investors        Growth     Technology
                                                     Portfolio     Portfolio     Portfolio      Portfolio
Investment Income (Loss):
    Dividends  ...................................$      25,163  $         34  $      3,241 $            0
Expenses:
    Mortality & Expense Risk Fees  ...............        4,437           515         4,374            173
    Daily Administrative Charges  ................          530            61           554             25
                                                  -------------  ------------  ------------ --------------
Net Investment Income (Loss)  ....................       20,196         (542)       (1,687)          (198)
                                                  -------------  ------------  ------------ --------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ................................      (3,083)            20         1,649             11
    Change in Unrealized Appreciation
        (Depreciation)  ..........................       91,762         4,866       106,545        (3,406)
                                                  -------------  ------------  ------------ --------------
Net Gain (Loss) on Investments  ..................       88,679         4,886       108,194        (3,395)
                                                  -------------  ------------  ------------ --------------
Increase (Decrease) in Net Assets
    Resulting From Operations  ...................$     108,875  $      4,344  $    106,507 $      (3,593)
                                                  =============  ============  ============ ==============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

             STATEMENT OF OPERATIONS
   For the Period April 1 to December 31, 1996



                                                                                   Dreyfus        Van Eck
                                                                     Dreyfus          Zero         Gold &
                                                      Alliance         Stock        Coupon        Natural
                                                        Quasar         Index          2000      Resources
                                                     Portfolio     Portfolio     Portfolio      Portfolio
Investment Income (Loss):
    Dividends  ...................................$           0  $     24,871  $      3,071 $            7
Expenses:
    Mortality & Expense Risk Fees  ...............          104         3,703            88            368
    Daily Administrative Charges  ................            9           481            84             44
                                                  -------------  ------------  ------------ --------------
Net Investment Income (Loss)  ....................        (113)        20,687         2,899          (405)
                                                  -------------  ------------  ------------ --------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ................................         (72)            86             4            (8)
    Change in Unrealized Appreciation
        (Depreciation)  ..........................          795        47,626         1,047          6,483
                                                  -------------  ------------  ------------ --------------
Net Gain (Loss) on Investments  ..................          723        47,712         1,051          6,475
                                                  -------------  ------------  ------------ --------------
Increase (Decrease) in Net Assets
    Resulting From Operations  ...................$         610  $     68,399  $      3,950 $        6,070
                                                  =============  ============  ============ ==============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

             STATEMENT OF OPERATIONS
   For the Period April 1 to December 31, 1996


                                                       Van Eck      Tomorrow      Tomorrow       Tomorrow
                                                     Worldwide         Short        Medium           Long
                                                      Balanced          Term          Term           Term
                                                     Portfolio     Portfolio     Portfolio      Portfolio
Investment Income (Loss):
    Dividends  ...................................$           4  $          0  $      3,582 $        1,382
Expenses:
    Mortality & Expense Risk Fees  ...............          407           440           408            447
    Daily Administrative Charges  ................           49            53            49             54
                                                  -------------  ------------  ------------ --------------
Net Investment Income (Loss)  ....................        (452)         (493)         3,125            881
                                                  -------------  ------------  ------------ --------------
Realized and Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity  ................................           21            27            13             48
    Change in Unrealized Appreciation
        (Depreciation)  ..........................        5,922         7,070         1,317          4,101
                                                  -------------  ------------  ------------ --------------
Net Gain (Loss) on Investments  ..................        5,943         7,097         1,330          4,149
                                                  -------------  ------------  ------------ --------------
Increase (Decrease) in Net Assets
    Resulting From Operations  ...................$       5,491  $      6,604  $      4,455 $        5,030
                                         =============  ============  ============ ==============

                            See Notes to Financial Statements

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
   For the Period April 1 to December 31, 1996



                                                                        Fidelity      Fidelity
                                                                           Money         Asset       Fidelity
                                                                          Market       Manager         Growth
                                                           Total       Portfolio     Portfolio      Portfolio

Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$        74,325 $        42,263 $     (1,567) $     (5,344)
    Realized Gain (Loss) on Investment Activity  .          6,188               0            19         5,396
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........        367,150               0        26,307        26,502
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Operations  .............................        447,663          42,263        24,759        26,554
                                                  --------------- --------------- ------------- -------------
Capital Transactions:
    Contract Deposits  ...........................     12,978,254       8,824,400       231,094       873,806
    Transfers Between Funds  .....................       (34,151)     (4,876,868)       372,288       772,758
    Contract Withdrawals  ........................      (160,764)        (26,308)       (1,528)      (37,701)
    Deferred Sales Charges  ......................           (43)               0             0           (5)
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Capital Transactions  ...................     12,783,296       3,921,224       601,854     1,608,858
Total Increase (Decrease) in Net Assets  .........     13,230,959       3,963,487       626,613     1,635,412
                                                  --------------- --------------- ------------- -------------
Net Assets, at Beginning of Year  ................              0               0             0             0
                                                  --------------- --------------- ------------- -------------
Net Assets, at End of Year  ......................$    13,230,959 $     3,963,487 $     626,613 $   1,635,412
                                                  =============== =============== ============= =============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
   For the Period April 1 to December 31, 1996

                                                                        Fidelity
                                                        Fidelity      Investment                    Alliance
                                                            High           Grade      Fidelity  Conservative
                                                          Income            Bond      Overseas     Investors
                                                       Portfolio       Portfolio     Portfolio     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$       (1,521) $       (1,080) $     (1,827) $       (497)
    Realized Gain (Loss) on Investment Activity  .            130               0         1,917            10
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         16,017           4,795        15,569         3,832
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Operations  .............................         14,626           3,715        15,659         3,345
                                                  --------------- --------------- ------------- -------------
Capital Transactions:
    Contract Deposits  ...........................        171,003         155,298       181,145       125,062
    Transfers Between Funds  .....................        415,670         268,572       175,593        37,277
    Contract Withdrawals  ........................        (1,593)               0      (35,693)             0
    Deferred Sales Charges  ......................              0               0             0             0
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Capital Transactions  ...................        585,080         423,870       321,045       162,339
                                                  --------------- --------------- ------------- -------------
Total Increase (Decrease) in Net Assets  .........        599,706         427,585       336,704       165,684
Net Assets, at Beginning of Year  ................              0               0             0             0
                                                  --------------- --------------- ------------- -------------
Net Assets, at End of Year  ......................$       599,706 $       427,585 $     336,704 $     165,684
                                                  =============== =============== ============= =============


            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
   For the Period April 1 to December 31, 1996




                                                        Alliance
                                                          Growth        Alliance
                                                               &          Growth      Alliance      Alliance
                                                          Income       Investors        Growth    Technology
                                                       Portfolio       Portfolio     Portfolio     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$        20,196 $         (542) $     (1,687) $       (198)
    Realized Gain (Loss) on Investment Activity  .        (3,083)              20         1,649            11
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........         91,762           4,866       106,545       (3,406)
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Operations  .............................        108,875           4,344       106,507       (3,593)
                                                  --------------- --------------- ------------- -------------
Capital Transactions:
    Contract Deposits  ...........................        572,119          63,126       688,597       134,570
    Transfers Between Funds  .....................        751,633         160,840       722,129        35,854
    Contract Withdrawals  ........................       (53,402)               0       (2,090)             0
    Deferred Sales Charges  ......................            (2)               0           (2)             0
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Capital Transactions  ...................      1,270,348         223,966     1,408,634       170,424
                                                  --------------- --------------- ------------- -------------
Total Increase (Decrease) in Net Assets  .........      1,379,223         228,310     1,515,141       166,831
Net Assets, at Beginning of Year  ................              0               0             0             0
                                                  --------------- --------------- ------------- -------------
Net Assets, at End of Year  ......................$     1,379,223 $       228,310 $   1,515,141 $     166,831
                                                  =============== =============== ============= =============


            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
   For the Period April 1 to December 31, 1996

                                                                                       Dreyfus       Van Eck
                                                                         Dreyfus          Zero        Gold &
                                                        Alliance           Stock        Coupon       Natural
                                                          Quasar           Index          2000     Resources
                                                       Portfolio       Portfolio     Portfolio     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$         (113) $        20,687  $      2,899 $       (405)
    Realized Gain (Loss) on Investment Activity  .           (72)              86             4           (8)
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........            795          47,626         1,047         6,483
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Operations  .............................            610          68,399         3,950         6,070
                                                  --------------- --------------- ------------- -------------
Capital Transactions:
    Contract Deposits  ...........................         13,225         604,826       102,235        57,057
    Transfers Between Funds  .....................         35,477         660,699        62,151        54,338
    Contract Withdrawals  ........................              0         (2,164)             0         (148)
    Deferred Sales Charges  ......................              0               0             0             0
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Capital Transactions  ...................         48,702       1,263,361       164,386       111,247
                                                  --------------- --------------- ------------- -------------
Total Increase (Decrease) in Net Assets  .........         49,312       1,331,760       168,336       117,317
Net Assets, at Beginning of Year  ................              0               0             0             0
                                                  --------------- --------------- ------------- -------------
Net Assets, at End of Year  ......................$        49,312 $     1,331,760 $     168,336 $     117,317
                                                  =============== =============== ============= =============

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        STATEMENT OF CHANGES IN NET ASSETS
   For the Period April 1 to December 31, 1996



                                                         Van Eck        Tomorrow      Tomorrow      Tomorrow
                                                       Worldwide           Short        Medium          Long
                                                        Balanced            Term          Term          Term
                                                       Portfolio       Portfolio     Portfolio     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)  ................$         (452) $         (493)  $      3,125 $         881
    Realized Gain (Loss) on Investment Activity  .             21              27            13            48
    Change in Unrealized Appreciation
        (Depreciation) of Investments  ...........          5,922           7,070         1,317         4,101
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Operations  .............................          5,491           6,604         4,455         5,030
                                                  --------------- --------------- ------------- -------------
Capital Transactions:
    Contract Deposits  ...........................         29,229          77,645        26,701        47,116
    Transfers Between Funds  .....................         62,182          41,347        61,670       152,239
    Contract Withdrawals  ........................              0               0             0         (137)
    Deferred Sales Charges  ......................              0               0             0          (34)
Increase (Decrease) in Net Assets Resulting       --------------- --------------- ------------- -------------
    From Capital Transactions  ...................         91,411         118,992        88,371       199,184
                                                  --------------- --------------- ------------- -------------
Total Increase (Decrease) in Net Assets  .........         96,902         125,596        92,826       204,214
Net Assets, at Beginning of Year  ................              0               0             0             0
                                                  --------------- --------------- ------------- -------------
Net Assets, at End of Year  ......................$        96,902 $       125,596 $      92,826 $     204,214
                                          =============== =============== ============= =============

                                See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts").The Account invests in shares of Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Dreyfus Stock Index Fund, Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("Tomorrow Funds"). The assets in the policies may be invested in the following subaccounts:

Alliance Fund:                            Fidelity Trust:
      Growth & Income Portfolio                 Money Market Portfolio
      Conservative Investors Portfolio                High Income Portfolio
      Growth Portfolio                          Growth Portfolio
      Growth Investors Portfolio                Overseas Portfolio
      Quasar Portfolio
      Technology Portfolio

Dreyfus Fund:                             Fidelity Trust II:
      Zero Coupon 2000 Portfolio                Investment Grade Bond Portfolio
      Stock Index Portfolio                     Asset Manager Portfolio

Van Eck Trust:                            Weiss, Peck & Greer Tomorrow Funds:
      Gold & Natural Resources Portfolio        Tomorrow Long Term
      Worldwide Balanced Portfolio              Tomorrow Medium Term
                                          Tomorrow Short Term

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold.
Dividend  income is recorded onthe ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six years of a premium payment, they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value for single premium contracts subject to a maximum of 8.5% of premiums and 6% of premiums, paid for flexible premium contracts.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

            AIG LIFE INSURANCE COMPANY
                    (AIG LIFE)
                VARIABLE ACCOUNT I

        NOTES TO FINANCIAL STATEMENTS (continued)


4. Purchases of Investments

For the period ended April 1 to December 31, 1996, investment activity in the Fund was as follows:


                                                     Cost of      Proceeds
                                                    Purchases    From Sales
Shares of
Fidelity Trust Funds:
        Money Market Portfolio ................... $  7,370,819 $  3,407,332
        Asset Manager Portfolio ..................      600,819          532
        Growth Portfolio .........................    1,651,679       48,165
        High Income Portfolio.....................      588,327        4,768
        Investment Grade Bond Portfolio...........      423,058          269
        Overseas Portfolio........................      361,770       42,552
Alliance Funds:
        Conservative Investors Portfolio..........      162,112          270
        Growth & Income Portfolio ................    1,342,544       52,000
        Growth Investors Portfolio................      223,801          376
        Growth Portfolio..........................    1,428,720       21,773
        Technology Portfolio......................      170,428          203
        Quasar Portfolio..........................       59,597       11,008
Dreyfus:
        Stock Index Portfolio.....................    1,299,097       15,049
        Zero Coupon 2000 Portfolio................      167,953          668
Van Eck:
        Gold & Natural Resources Portfolio........      111,353          507
        Worldwide Balanced Portfolio..............       91,350          391
Weiss, Peck, & Greer:
        Tomorrow Short Term Portfolio.............      118,992          493
        Tomorrow Medium Term Portfolio............       91,972          477
        Tomorrow Long Term Portfolio..............      200,689          624




AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS (continued)




5.  Net Increase (Decrease) in Accumulation Units

For the period ended April 1 to December 31, 1996, transactions in accumulation units of the account were as follows:


                                                                                                                Fidelity
                                                    Fidelity         Fidelity                      Fidelity     Investment
                                                       Money            Asset       Fidelity           High          Grade
                                                      Market          Manager         Growth         Income           Bond
                                                   Portfolio        Portfolio      Portfolio      Portfolio      Portfolio
                                                ------------    -------------    -----------    -----------    -----------
               VARIABLE ANNUITY
Units Purchased .............................     865,960.46        21,909.46      80,653.27      16,258.42      14,993.63
Units Withdrawn .............................     (2,560.51)         (141.69)     (3,416.67)       (149.35)           0.00
Units Transferred Between Funds .............   (478,161.38)        34,577.69      72,485.46      38,906.70      25,784.31
Units Transferred From (To) AIG Life ........           0.00             0.00           0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------    -----------
Net Increase (Decrease) .....................     385,238.57        56,345.46     149,722.06      55,015.77      40,777.94
Units, at Beginning of the Year .............           0.00             0.00           0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------    -----------
Units, at End of the Year ...................     385,238.57        56,345.46     149,722.06      55,015.77      40,777.94
                                                ============    =============    ===========    ===========    ===========

Unit Value at December 31, 1996 .............   $      10.29   $        11.12   $      10.92   $      10.90   $      10.49
                                                ============    =============    ===========    ===========    ===========



                                                                                    Alliance
                                                                     Alliance         Growth       Alliance
                                                    Fidelity     Conservative              &         Growth       Alliance
                                                    Overseas        Investors         Income      Investors         Growth
                                                   Portfolio        Portfolio      Portfolio      Portfolio      Portfolio
                                                ------------    -------------    -----------    -----------    -----------
Units Purchased .............................      17,639.41        12,149.66      52,421.63       6,107.64      60,392.36
Units Withdrawn .............................     (3,368.45)             0.00     (4,622.18)           0.00       (180.32)
Units Transferred Between Funds .............      16,998.81         3,556.28      68,543.29      15,100.74      63,602.83
Units Transferred From (To) AIG Life ........           0.00             0.00           0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------    -----------
Net Increase (Decrease) .....................      31,269.77        15,705.94     116,342.75      21,208.38     123,814.87
Units, at Beginning of the Year .............           0.00             0.00           0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------    -----------
Units, at End of the Year ...................      31,269.77        15,705.94     116,342.75      21,208.38     123,814.87
                                                ============    =============    ===========    ===========    ===========

Unit Value at December 31, 1996 .............          10.77   $        10.55   $      11.85   $      10.77   $      12.24
                                                ============    =============    ===========    ===========    ===========


AIG LIFE INSURANCE COMPANY
(AIG LIFE)
VARIABLE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS (continued)




5.  Net Increase (Decrease) in Accumulation Units

For the period ended April 1 to December 31, 1996, transactions in accumulation units of the account were as follows:



                                                                                                    Dreyfus        Van Eck
                                                                                     Dreyfus          Zero         Gold &
                                                    Alliance         Alliance          Stock         Coupon        Natural
                                                  Technology           Quasar          Index           2000      Resources
                                                   Portfolio        Portfolio      Portfolio      Portfolio      Portfolio
                                                ------------    -------------    -----------    -----------    -----------
Units Purchased .............................      12,476.90         1,300.69      54,122.62      10,143.57       5,955.00
Units Withdrawn .............................           0.00             0.00       (190.58)           0.00        (14.93)
Units Transferred Between Funds .............       3,352.64         3,495.59      59,549.37       5,981.22       5,590.73
Units Transferred From (To) AIG Life ........           0.00             0.00           0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------    -----------
Net Increase (Decrease) .....................      15,829.55         4,796.29     113,481.41      16,124.79      11,530.80
Units, at Beginning of the Year .............           0.00             0.00           0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------    -----------
Units, at End of the Year ...................      15,829.55         4,796.29     113,481.41      16,124.79      11,530.80
                                                ============    =============    ===========    ===========    ===========

Unit Value at December 31, 1996 .............          10.54   $        10.28   $      11.74   $      10.44   $      10.17
                                                ============    =============    ===========    ===========    ===========



                                                     Van Eck         Tomorrow       Tomorrow       Tomorrow
                                                   Worldwide            Short         Medium           Long
                                                    Balanced             Term           Term           Term
                                                   Portfolio        Portfolio      Portfolio      Portfolio
                                                ------------    -------------    -----------    -----------
Units Purchased .............................       2,828.59         7,529.77       2,603.67       4,598.13
Units Withdrawn .............................           0.00             0.00           0.00        (16.20)
Units Transferred Between Funds .............       6,116.06         4,151.56       6,099.85      13,919.60
Units Transferred From (To) AIG Life ........           0.00             0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------
Net Increase (Decrease) .....................       8,944.65        11,681.33       8,703.52      18,501.53
Units, at Beginning of the Year .............           0.00             0.00           0.00           0.00
                                                ------------    -------------    -----------    -----------
Units, at End of the Year ...................       8,944.65        11,681.33       8,703.52      18,501.53
                                                ============    =============    ===========    ===========

Unit Value at December 31, 1996 .............          10.83   $        10.75   $      10.67   $      11.04
                                                ============    =============    ===========    ===========

                                     PART
                                      A

                                  PROSPECTUS



                                      for



                          VARIABLE ANNUITY CONTRACTS

                                   issued by

                              VARIABLE ACCOUNT I

                                      and

                          AIG LIFE INSURANCE COMPANY
                                One Alico Plaza
                                600 King Street
                          Wilmington, Delaware  19801


      This Prospectus sets forth the information a prospective investor ought to know before investing.

      The Individual Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.


      Premiums allocated among the Subaccounts of Variable Account I (the "Variable Account") will be invested in shares of corresponding portfolios as selected by the Owner from the following choices: the Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, , Quasar Portfolio, Technology Portfolio, or Growth and Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; the VIP High Income Portfolio, VIP Growth Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, VIP IIAsset Manager Portfolio or VIP II Investment Grade Bond Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS; the Zero Coupon Portfolio of the DREYFUS VARIABLE INVESTMENT FUND; the Hard Assets Portfolio or Worldwide Balanced Portfolio, of the VAN ECK WORLDWIDE INSURANCE TRUST; the DREYFUS STOCK INDEX FUND; or the Short-Term Retirement Portfolio, Medium-Term Retirement Portfolio or the Long-Term Retirement Portfolio of the TOMORROW FUNDS RETIREMENT TRUST.

      Additional information about the Contracts and the Variable Account is contained in the "Statement of Additional Information" which is available upon request at no charge by calling or writing AIG Life Insurance Company; Attention Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765 or call the service office at 1-800-255-8402. The Statement of Additional Information dated _________, 1997, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents for the Statement of Additional Information can be found on page ___ of this Prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


      PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

      THE  CONTRACTS  OFFERED  BY THIS  PROSPECTUS  ARE NOT  AVAILABLE  IN ALL
STATES.
                                    Date  of  Prospectus:  May 1, 1997

                                TABLE CONTENTS


                                                                       PAGE

Definitions......................................................
Highlights.......................................................
Summary of Expenses..............................................
Condensed Financial Information..................................
The Company......................................................
The Variable Account.............................................
The Funds........................................................

The Contract

Charges and Deductions...........................................

Annuity Benefits.................................................

Death Benefit....................................................

Distributions Under the Contract.................................

Taxes............................................................

Appendix - General Account Option................................

Table of Contents of the Statement of Additional Information.....

                                  DEFINITIONS

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office of the Company: c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

Annuitant - The person designated by the Owner upon whose continuation of life any annuity payment involving life contingencies depends.

Annuity Date - The date on which annuity payments are to commence.

Annuity Option - An arrangement under which annuity payments are made under this Contract.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under this Contract.

Contract Year - Each period of twelve (12) months commencing with the Effective Date.


Effective Date - The date on which the first Contract Year begins.

Guaranteed Account - A part of our General Account, which earns a Guaranteed Rate of interest.


Owner - The person named in the Contract Schedule, unless changed, and who has all rights under the Contract.

Premium - Purchase payments for the Contract are referred to as Premium.

Premium Year - Any period of twelve (12) months commencing with the date a Premium payment is made and ending on the same date in each succeeding twelve
(12) month period thereafter.

Surrender Charge - Contingent deferred sales charges are referred to as Surrender Charges.

Valuation Date - Each day that We and the New York Stock Exchange are open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

We, Our, Us - AIG Life Insurance Company.

You, Your - The Owner of this Contract.

                                  HIGHLIGHTS


This Prospectus describes the Contracts and a segregated investment account of AIG Life Insurance Company (the "Company") which account has been designated Variable Account I (the "Variable Account"). The Contracts are designed to assist in financial planning by providing for the accumulation of capital on a tax-deferred basis for retirement and other long-term purposes, and providing for the payment of monthly annuity income. Contracts may be purchased in connection with a retirement plan which may qualify as 403 (b) Plan or as an Individual Retirement Annuity ("IRA"). The Contract may also be purchased for retirement plans, deferred compensation plans and other purposes which do not qualify for such special Federal income tax treatment ("Non-Qualified Contracts"). (See "Taxes" on page ___.)

A Contract is purchased with a minimum initial premium of $2,000. Additional premium is permitted at any time, subject to certain limitations. (See "Premium and Allocation to Your Investment Options" on page ___.) You, as the Owner of the Contract, may allocate your premium so that it accumulates on a variable basis, a fixed basis or a combination of both.

Premium allocated among the Subaccounts of the Variable Account will accumulate on a variable basis and will be invested in shares of one or more of the following underlying portfolios: the Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, Quasar Portfolio, Technology Portfolio, or Growth and Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Funds"); the VIP High Income Portfolio, VIP Growth Portfolio, VIP Money Market Portfolio, VIP Overseas Portfolio, VIP II Asset Manager Portfolio, or VIP II Investment Grade Bond Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS ("Fidelity Funds"); the Zero Coupon Portfolio of the DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus Fund"); the Hard Assets Portfolio or Worldwide Balanced Portfolio, of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds"); the DREYFUS STOCK INDEX FUND; or the Short-Term Retirement Portfolio, Medium-Term Retirement Portfolio or the Long-Term Retirement Portfolio of the TOMORROW FUNDS RETIREMENT TRUST ("Tomorrow Funds"). Your value in any one of these Subaccounts will vary according to the investment performance of the underlying portfolio chosen by you. You bear the entire investment risk for all premium allocated to the Separate Account.

The Company does not deduct Sales Charges from any premium received. However, the Contracts provide for a Surrender Charge (contingent deferred sales charge) that may be assessed in the event that an Owner surrenders all or a portion of the Contract Value within seven contract years following payment of any premium. The maximum Surrender Charge is 6% of premium to which the charge is applicable. (See "Summary of Expenses" on page ____, and "Charges and Deductions - Deduction for Surrender Charge" on page .)A penalty free withdrawal is available. Generally, there is no Surrender Charge imposed on the greater of the Contract Value less premiums paid or the portion of the withdrawal that does not exceed 10% of premium otherwise subject to the Surrender Charge. (See "Withdrawals" on page ___.)


Surrenders and Withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page ___.)

The Company deducts daily a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. There are no Mortality and Expense Risk Charges deducted for amounts in the Guaranteed Account. (See "Charges and Deductions Deduction for Mortality and Expense Risk Charge" on page .)

The Company deducts daily an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. The Administrative Charge is not assessed to the Guaranteed Account. In addition, the Company deducts, from the Contract Value, an annual Contract Maintenance Fee which is $30 per year. The Contract Maintenance Fee is waived if the Contract Value is greater than $50,000 on the date of the charge. These Charges are designed to reimburse the Company for administrative expenses relating to maintenance of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Charge and Contract Maintenance Fee" on page .)

There are deductions and expenses paid out of the assets of each of the Funds which are described in the accompanying Prospectuses for the Funds.

The Owner may return the Contract within ten (10) days (the "Right to Examine Contract Period") after it is received by returning it to the Company's Administrative Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA the Company will refund the greater of the Premium less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Right to Examine Contract Period, an amount equal to the premium paid less any withdrawals, the Company will refund such an amount.

                                   FEE TABLE

Contract Owner Transaction Expenses
                                                              All Subaccounts

 Sales Load Imposed on Purchases.....................................None

      Surrender Charge (as a percentage of amount surrendered):


                     Premium Year 1                              6%
                     Premium Year 2                              6%
                     Premium Year 3                              5%
                     Premium Year 4                              5%
                     Premium Year 5                              4%
                     Premium Year 6                              3%
                     Premium Year 7                              2%
                     Premium Year 8
                     and thereafter                              None

    Exchange Fee:
First 12 Per Contract Year                                       None
Thereafter                                                       $ 10

Annual Contract Fee    ..........................................$ 30

Separate Account Expenses
(as a percentage of average account value)
    Mortality and Expense Risk Fees..............................1.25%
    Account Fees and Expenses....................................0.15%
Total Separate Account Annual Expenses...........................1.40%

Annual Fund Expenses After Expense Reimbursements*

                                                Total
                                    Management  Other       Portfolio
Portfolio                           Fee         Expenses    Expenses

Alliance Conservative Investors     0.30%       0.65%       0.95(1)
Alliance Growth Investors           0.00%       0.95%       0.95%(1)
Alliance Growth                     0.74%       0.19%       0.93%(1)
Alliance Growth and Income          0.63%       0.19%       0.82%(1)
+Alliance Quasar                    0.00%       0.95%       0.95%(1)
+Alliance Technology                0.33%       0.62%       0.95%(1)
Fidelity VIP High Income            0.59%       0.12%       0.71%(4)
Fidelity VIP Growth                 0.61%       0.08%       0.69%(4)
Fidelity VIP Money Market           0.21%       0.09%       0.30%(4)
Fidelity VIP Overseas               0.76%       0.17%       0.93%(4)
Fidelity VIP II Asset Manager       0.64%       0.10%       0.74%(4)
Fidelity VIP II
Investment Grade Bond               0.45%       0.13%       0.58%(4)
+Van Eck Worldwide  Hard Assets     1.00%       0.23%       1.23%(5)
Van Eck Worldwide Balanced          0.00%       0.00%       0.00%(5)
Dreyfus Zero Coupon 2000            0.45%       0.21%       0.66%(3)
Dreyfus Stock Index                 0.245%      0.055%      0.30%(3)
Tomorrow Short-Term Retirement      0.00%       1.50%       1.50%(2)
Tomorrow Medium-Term Retirement     0.00%       1.50%       1.50%(2)
Tomorrow Long-Term Retirement       0.00%       1.50%       1.50%(2)

      The purpose of the table set forth above is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Funds. The Annual Administrative Charge for purposes of the Expense
Table, above, was based upon the assessment of a $30 charge on a Contract Value of $5,000. (See "Charges and Deductions" on page ___ of this Prospectus and each Fund's Prospectus for further information.)

      No deduction will be made for any premium or other taxes levied by any State unless imposed by the State where you reside. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Charges and Deductions - Deduction for Premium and Other Taxes" on page ___.)

"Other Expenses" are based upon the expenses outlined under the s outoutlined under the section discussing the management of the Funds in each Fund's
Prospectus attached.

      *"Other Expenses" are based upon the expenses outlined under the section discussing the management of the Fund in each Fund's attached Prospectus.


+The Operating Expenses for the Quasar, Technology and Worldwide Hard Assets Portfolio set forth above have been annualized for those portfolios have not been in effect for a full year.

++ As of May 1, 1997 the Van Eck Gold and Natural Resources Portfolio will no longer be offered. The Van Eck Gold and Natural Resources Portfolio has been replaced by with the Van Eck Worldwide Hard Assets Fund for which expenses have been described above.

*Operating Expenses for the following Portfolios before reimbursement by the relevant Fund's investment advisor, for the period ending December 31, 1996, were as follows:

(1) Alliance Variable Product Series Funds: 1.40% for Conservative Investors; 1.85%for Growth Investors; 0.93%for Growth; 4.44% for Quasar; and 1.62% for Technology, of average daily net assets;

(2) Tomorrow Retirement Funds- 19.10% for the Short-Term Retirement, 20.86% for the Medium Term Retirement and 40.49% for the Long-Term Retirement, of average daily net assets;

(3) Regarding the Dreyfus Fund, the expenses set forth above are the actual total expenses without any expense reimbusement;

(4) With respect to the Fidelity VIP and VIP II funds, the expenses set forth above are actual total expenses. However a portion of the brokerage commission that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on univested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .67% for the Growth Portfolio,
 .92% for the Overseas Portfolio, and .73% for the Asset Manager Portfolio;

(5) The Van Eck Funds: 2.49% for the Worldwide Balance Fund and 1.24% for the Worldwide Hard Assets Fund. The fee respecting In addition Van Eck has disclosed that with respect to the Hard Assets Fund, the Fund directs certain portfolio trades to a broker that, in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $7,290 under this arrangement. The Fund could have invested the assets used in connection with the directed brokerage arrangement in an income producing asset if it had not entered in to such an arrangement.

Expenses on a hypothetical $1,000 policy, assuming 5% growth:



                                            If     you   surrender
Portfolio                                   1 Year     3 Years    5 Years  10 Years
---------                                   ------     -------    -------  --------

Alliance Conservative Investors               78         120      165       275
Alliance Growth Investors                     78         120      165       275
Alliance Growth                               78         120      164       273
Alliance Growth and Income                    77         116      158       262
Alliance Quasar                               78         120      165       275
Alliance Technology                           78         120      165       275
Fidelity VIP High Income                      76         113      152       250
Fidelity VIP Growth                           76         112      152       248
Fidelity VIP Money Market                     72         100      151       207
Fidelity VIP Overseas                         78         119      183       272
Fidelity VIP II Asset Manager                 76         114      154       253
Fidelity VIP II Investment Grade Bond         75         109      146       237
Dreyfus Zero Coupon                           76         111      150       145
Van Eck Hard Assets                           81         129      178       302
Van Eck Worldwide Balanced                    69         91       116       175
Dreyfus Stock Index                           72         100      131       207
Tomorrow Short-Term Retirement                84         137      192       328
Tomorrow Medium-Term Retiremenet              84         137      192       328
Tomorrow Long-Term Retirement                 84         137      192       328






                                            If you annuitize or
                                            if you do not surrender
Portfolio                            1 Year      3 Years  5 Years  10 Years


Alliance Conservative Investors       24           75      129      275
Alliance Growth Investors             24           75      129      275
Alliance Growth                       24           75      128      273
Alliance Growth and Income            23           71      122      262
Alliance Quasar                       24           75      129      275
Alliace Technology                    24           75      129      275
Fidelity VIP High Income              22           68      116      250
Fidelity VIP Growth                   22           67      115      248
Fidelity VIP Money Market             18           55       95      207
Fidelity VIP Overseas                 24           74      127      272
Fidelity VIP II Asset Manager         22           69      118      253
Fidelity VIP II Investment Grade Bond 21           64      110      237
Dreyfus Zero Coupon                   22           66      114      245
Dreyfus Stock Index                   18           55       95      207
Van Eck Hard Assets                   27           84      142      302
Van Eck Worldwide Balanced            15           46       80      175
Tomorrow Short-Term Retirement        30           92      158      328
Tomorrow Medium-Term Retirement      30            92      158      328
Tomorrow Long-Term Retirement        30            92      158      328




      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION

               ACCUMULATION UNIT VALUES






                                                    1996

                                                 -------------------


Alliance Conservative Investors
     Accumulation Unit Value
      Beginning of Period                           10.00
      End of Period                                 10.55
     Accum Units o/s @ end of period            15,705.94

Alliance Growth & Income
     Accumulation Unit Value
      Beginning of Period                           10.00
      End of Period                                 11.85
     Accum Units o/s @ end of period           116,342.75
Alliance Growth Investor
     Accumulation Unit Value
      Beginning of Period                           10.00
      End of Period                                 10.77
     Accum Units o/s @ end of period            21,208.38

Alliance  Growth
     Accumulation Unit Value
      Beginning of Period                           10.00
      End of Period                                 12.24
     Accum Units o/s @ end of period           123,814.87
Alliance Technology
     Accumulation Unit Value
      Beginning of Period                          10.00
      End of Period                                10.54
     Accum Units o/s @ end of period           15,829.55
Alliance Quasar
     Accumulation Unit Value
      Beginning of Period                          10.00
      End of Period                                10.28
     Accum Units o/s @ end of period            4,796.29
Fidelity VIP Money Market
     Accumulation Unit Value
      Beginning of Period                          10.00
      End of Period                                10.29
     Accum Units o/s @ end of period          385,238.57
Fidelity VIP II  Asset Manager
     Accumulation Unit Value
      Beginning of Period                         10.00
      End of Period                               11.12
     Accum Units o/s @ end of period          56,345.46

           CONDENSED FINANCIAL INFORMATION

               ACCUMULATION UNIT VALUES




                                           1996

                                    -------------------

Fidelity VIP Growth
     Accumulation Unit Value
      Beginning of Period                     10.00
      End of Period                           10.92
     Accum Units o/s @ end of period     149,722.06
Fidelity VIP High Income
     Accumulation Unit Value
      Beginning of Period                     10.00
      End of Period                           10.90
     Accum Units o/s @ end of period      55,015.77
Fidelity VIP II  Inv. Grade Bond
     Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.49
     Accum Units o/s @ end of  period    40,777.94
Fidelity VIP Overseas
     Accumulation Unit Value
      Beginning of Period                   10.00
      End of Period                         10.77
     Accum Units o/s @ end of period    31,269.77
Van Eck Gold and Natural Resources
     Accumulation Unit Value
      Beginning of Period                  10.00
      End of Period                        10.17
     Accum Units o/s @ end of period   11,530.80
Van Eck World Wide Balance
     Accumulation Unit Value
      Beginning of Period                   10.00
      End of Period                         10.83
     Accum Units o/s @ end of  period    8,944.65
Dreyfus Stock Index
     Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          11.74
     Accum Units o/s @ end of period    113,481.41
Dreyfus Zero Coupon 2000
     Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.44
     Accum Units o/s @ end of period     16,124.79

           CONDENSED FINANCIAL INFORMATION

               ACCUMULATION UNIT VALUES


                                           1996

                                    -------------------

Tomorrow Short-Term
     Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.75
     Accum Units o/s @ end of period     11,681.33
Tomorrow Medium-Term
     Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          10.67
     Accum Units o/s @ end of period      8,703.52
Tomorrow Long-Term
     Accumulation Unit Value
      Beginning of Period                    10.00
      End of Period                          11.04
     Accum Units o/s @ end of period     18,501.53

* As of May 1,  1997 the Van Eck Gold  and  Natural  Resources
Fund will no longer be available. The portfolio has been replaced by the Van Eck
Worldwide Hard Assets Fund, whose investment objective is described in the section entitled "the Funds" of this Prospectus.




     *Funds were first invested in the Portfolios as listed below:

      Alliance  Growth and Income         January 14, 1991
      Alliance  Growth  Investors         October 28, 1994
      Alliance Growth                     September 15, 1994
      Alliance  Conservative  Inv.        October   28,  1994
      Alliance  Quasar                    August  15,1996
      Alliance  Technology                January  22,1996
      Fidelity  High  Income              September  19,  1985
      Fidelity  Growth                    October  9, 1986
      Fidelity  Money  Market             April 1, 1982
      Fidelity  Overseas                  January 28, 1987
      Fidelity  Asset Manager             September 9, 1989
      Fidelity  Investment
      Grade  Bond                         December 5, 1988
      Dreyfus Zero Coupon 2000            September  29,  1989
      Dreyfus  Stock  Index               August 31, 1990
      Van Eck Gold and Natural Res.       September 1, 1989
      Van Eck Worldwide Balance           December  23, 1994
      Tomorrow Short-Term  Retirement     April 1, 1996
      Tomorrow Medium-Term  Retirement    April 1, 1996
      Tomorrow Long-Term Retirement       April 1, 1996

Calculation of Performance Data

      The Company may, from time to time, advertise certain performance related information concerning one or more of the Subaccounts, including information as to total return and yield. Performance information about a Subaccount is based on the Subaccount's past performance only and is not intended as an indication of future performance.

      When the Company advertises the average annual total return of a Subaccount, it will usually be calculated for one, five, and ten year periods or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Subaccount at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Surrender Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Surrender Charge.

      When the Company advertises the yield of a Subaccount it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

      When the Company advertises the performance of the Money Market Subaccount it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Subaccount refers to the income generated by an investment in that Subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

      Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges. Performance information for a Subaccount may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Financial Data

      Financial Statements of the Company and the Variable Account may be found in the Statement of Additional Information.

                                  THE COMPANY

      The Company is a stock life insurance company domiciled in Delaware. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.


                             THE VARIABLE ACCOUNT

      The Company authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to Delaware insurance law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account meets the definition of a "Separate Account" under Federal securities laws. The SEC does not supervise the management or the investment practices of the Variable Account.

      The Company owns the assets in the Variable Account and obligations under the Contract are general corporate obligations. The Variable Account and each Subaccount, however, are separate from the Company's other assets including those of the General Account and from any other separate accounts. The assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment income, as well as both realized and unrealized gains and losses are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to income, gains or losses arising out of any other business of the Company. As a result, the investment performance of each Subaccount and the Variable Account is entirely independent of the investment performance of the General Account and of any other separate account maintained by the Company.

      The Variable Account is divided into Subaccounts, with the assets of each Subaccount invested in shares of a corresponding portfolio of the available Funds. The Company may, from time to time, add additional portfolios of a Fund, and, when appropriate, additional funds to act as the funding vehicles for the Contracts. If deemed to be in the best interests of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. The Company may offer other variable annuity contracts which also invest in Variable Account I, and are described in other prospectuses.

                                   THE FUNDS

      Alliance Funds, Fidelity Funds, Dreyfus Funds, Van Eck Funds and Tomorrow Funds (collectively, the "Funds") are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is made up of different series funds or Portfolios ("Portfolios"). The Dreyfus Stock Index Fund (also a "Fund" herein) is an open-end, non-diversified management investment company. A summary of the investment objectives for each portfolio is contained in the description of the Funds below. More detailed information, including the advisory fee of each portfolio and other charges assessed by each Fund, may be found in the relevant Fund prospectus, which contains a discussion of the risks involved in investing in such Fund. The prospectuses for each Fund are included with this Prospectus. The investment objectives of the portfolios are as follows:

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Conservative Investors Portfolio

      This portfolio seeks the highest total return without undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

Growth Investors Portfolio

      This portfolio  seeks the highest total reaturn  available with reasonable
risk  by  investing  in  a  diversified   mix  of  publicly  traded  equity  and
fixed-income securities.

Growth Portfolio

      This portfolio seeks the long term growth of capital by investing primarily in comon stocks and other equity securities.

Growth and Income Portfolio

      This portfolio seeks to balance the objectives of reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.


Technology Portfolio

This Portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. This Portfolio invests principally in diversified portfolio of securities of companies which use technogy extensively in the development of new or improved products or processes

Quasar Portfolio
This portfolio seeks growth of capital by pursuing aggressiveinvestment policies. The Portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.



      Alliance Variable Products Series Fund, Inc., is managed by Alliance Capital Management L.P., ("Alliance"). The fund also includes other portfolios which are not available for use by the Separate Account. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges, may be found in the current Alliance Fund prospectus which contains a discussion of the risks involved in investing. The Alliance Fund prospectus is included with this Prospectus.

DREYFUS VARIABLE INVESTMENT FUND

Zero Coupon 2000 Portfolio

      This portfolio seeks to provide as high an investment return as is consistent with the preservation of capital. This portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This portfolio's assets will consist primarily of portfolio securities which will mature on or about December 31, 2000, at which time the portfolio will be liquidated. Prior to December 31, 2000, you will be offered the opportunity to exchange your investment to another Subaccount. The Dreyfus Corporation serves as this portfolio's investment adviser.





DREYFUS STOCK INDEX FUND

      This Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. In anticipation of taking a market position, the Fund is permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. Wells Fargo Nikko Investment Advisers ("WFNIA") serves as the index fund manager of the Dreyfus Stock Index Fund.

FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUNDS


VIP Growth Portfolio


      This portfolio seeks to aggressively achieve capital appreciation through investments primarily in common stock.


VIP High Income Portfolio


      This portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the Fidelity Fund's attached prospectus.


VIP Overseas Portfolio


      This portfolio seeks the long-term growth of capital primarily through investments in securities of companies and economies outside the United States.


VIP Money Market Portfolio

      This portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money Market Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price.

VIP II Asset Manager Portfolio


      This portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term income instruments.


VIP II Investment Grade Bond Portfolio


      This  portfolio  seeks as high a level of current  income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.


      Fidelity Management & Research Company ("FMR") is the investment advisor for the Variable Insurance Products Funds. FMR has entered into a sub-advisory agreement with FRM Texas, Inc., on behalf of the VIP Money Market Portfolio. On behalf of the VIP Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity International Investment Advisors (FIIA). FMR U.K. and FMR Far East also are sub-advisors to the VIP II Asset Manager Portfolio. Fidelity Funds include other portfolios which are not available under this Prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assesed by the Fidelity Funds, are contained in the prospectuses of the Fidelity Funds, included with this Prospectus.

VAN ECK WORLDWIDE INSURANCE TRUST

Worldwide Balanced Fund

      This portfolio seeks long term capital appreciation together with current income by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.


Worldwide Hard Assets Fund


       This Portfolio seeks long-term capital appreciation by investing in equity and debt securities of companies engaged to a significant extent in the exploration, development, production,and distribution of (1) precious metals; (2) ferrous and non-ferrous metals;(3) oil and gas; (4) forest products; (5) real estate; and (6) other basic non-agricultual commodities (collectively, " Hard Assets").

      * As of May 1, 1997 the Van Eck Gold and Natural Resources Portfolio is no longer being offered. The Portfolio will be replaced by the Van Eck Worldwide Hard Assets Fund described above.


      Van Eck Associates Corporation is the investment advisor and manager of Van Eck Funds. Van Eck Associates Corporation has entered into sub-advisory agreements to provide investment advice for certain portfolios of the Van Eck Funds. Fiduciary International Inc. ("FII") serves as a sub-advisor to the Worldwide Balanced Fund. Van Eck Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Van Eck Funds, are contained in the relevant Fund prospectus included with this Prospectus.

TOMORROW FUNDS RETIREMENT TRUST

Short-Term Retirement Fund

      This portfolio seeks to satisfy the retirement goals of investors who are currently between 51 and 65 years of age and with an average remaining life expectancy in the range of 20-30 years.

Medium-Term Retirement Fund

      This portfolio seeks to satisfy the retirement goals of investors who are currently between 36 and 50 years of age and with an average remaining life expectancy in the range of 35-50 years.

Long-Term Retirement Fund

      This portfolio seeks to satisfy the retirement goals of investors who are currently between 22 and 35 years of age and with an average remaining life expectancy in the range of 50 years or more.

      Each Tomorrow Funds portfolio invests its assets, in varying amonts, in equity and fixed-income securities of all types. The amount of assets allocated to equity securities is currently invested, in varying amounts, among large capitalization stocks, medium capitalization stocks, small capitalization stocks and, indirectly through other investment companies, foreign securities. Typically, the longer the average life expectancy of the target class of investors in a Tomorrow Funds portfolio, the greater the allocation of assets of that portfolio to securities with higher growth potential and, correspondingly, more risk, such as small capitalization stocks. Conversely, the shorter the average life expectancy of the target class of investors in a Tomorrow Funds portfolio, the greater the emphasis on current income and capital preservation of assets and, therefore, the greater the allocation of assets of that portfolio to fixed-income securities. Each Tomorrow Funds portfolio will be managed more conservatively as the average age of its target class of investors increases.

      Weiss, Peck & Greer, L.L.C. is the investment adviser for the Tomorrow Funds portfolios. Tomorrow Funds include other portfolios which are not available under this Prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assesed by the Tomorrow Funds, are contained in the prospectuses of the Tomorrow Funds, included with this Prospectus.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

Voting Rights

      As previously stated, all of the assets held in the Subaccounts of the Variable Account will be invested in shares of a corresponding portfolio of the relevant Fund. Based on the Company's view of present applicable law, we will vote the portfolio shares held in the Variable Account at meetings of shareholders in accordance with instructions received from Owners having a voting interest in the portfolio. However, if the 1940 Act or its regulations are amended, or if our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

      Prior to the Annuity Date, the Owner holds a voting interest in each portfolio in which there is value in the corresponding Subaccount. The number of portfolio shares which are attributable to the Owner is determined by dividing the corresponding value in a particular Subaccount by the net asset value of one portfolio share. The number of votes which an Owner will have a right to cast will be determined as of the record date established by each portfolio.

      We will solicit voting instructions by mail prior to the shareholder meetings. An Owner having a voting interest in a Subaccount will be sent proxy material, reports and other materials as provided by the relevant Fund, relating to the appropriate portfolios. The Company will vote shares in accordance with instructions received from the Owner having a voting interest. At the meeting, the Company will vote shares for which it has received no instructions and any shares not attributable to Owners in the same proportion as it votes shares for which it has received instructions from Owners.

      The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the Guaranteed Account.

      Shares of the Funds may be sold to separate accounts of life insurance companies. The shares of the Funds will be sold to separate accounts of the Company and its affiliate, American International Life Assurance Company of New York, as well as to separate accounts of other affiliated or unaffiliated life insurance companies to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither the Company nor the Funds currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity Owners, each Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, each Fund will take whatever steps it deems necessary, at its expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in such Fund. This might force such Fund to sell securities at disadvantageous prices.

Substitution of Shares

      If the shares of a Fund (or any portfolio within a Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or portfolio within the fund) for Fund shares already purchased or to be purchased in the future under the Contracts. No substitution of securities may take place without any required prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                                 THE CONTRACT

      The Contract described in this Prospectus is a deferred variable annuity.

Parties to the Contract

      Owner

         As the purchaser of the Contract, You may exercise all rights and privileges provided in the Contract, subject to any rights that You, as Owner, may convey to an irrevocable beneficiary. As Owner, You will also be the Annuitant, unless You name in writing some other person as Annuitant.

      Annuitant

         The Annuitant is the person who receives annuity payments and upon the continuance of whose life these payments are based. You may designate someone other than yourself as Annuitant. If the Annuitant is a person other than the Owner, and the Annuitant dies before the Annuity Date, You will become the Annuitant unless you designate someone else as the new Annuitant.

      Beneficiary

         The Beneficiary You designate will receive the death proceeds if You die prior to the Annuity Date. If no Beneficiary is living at that time, the death proceeds are payable to Your estate. If the Annuitant dies after the Annuity Date, the Beneficiary will receive any remaining guaranteed payments under an Annuity Option. If no Beneficiary is living at that time, the remaining guaranteed payments are payable to Your estate.

      Change of Annuitant and Beneficiary


         Prior to the Annuity Date, You may change the Annuitant and Beneficiary by making a written request to Our Administrative Office. After the Annuity Date only a change of Beneficiary may be made. Once We have accepted Your written request, any change will become effective on the date You signed it. However, any change will be subject to any payment or other action taken by Us before We record the change. If the Owner is not a natural person, under current Federal tax law, the Contract may be subject to unintended and adverse tax consequences. For possible tax considerations of these changes, seeTaxes, page .


How to Purchase a Contract

      At the time of application, the Purchaser must pay at least the minimum Premium required and provide instructions regarding the allocation of the Premium among the Subaccounts. Acceptance of the Premium and form of application is subject to Our requirements and We reserve the right to reject any Premium. If the application and Premium are accepted in the form received, the Premium will be credited and allocated to the Subaccounts within two business days of its receipt. The date the Premium is credited to the Contract is the Effective Date.

      If within five days of the receipt of the initial Premium We have not received sufficient information to issue a Contract, You will be contacted. The reason for the delay will be explained to You. If You consent We will retain the Premium until the necessary requirements are fulfilled. Otherwise, the Premium will be immediately refunded to You.

Discount Purchase Programs


      Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families may not be subject to the Surrender Charge. Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

Distributor


      AIG Equity Sales Corp. ("AESC"), 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of AIG, and an affiliate of the Company. Commissions not to exceed 6 1/2% of Premiums will be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.


      Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

Administration of the Contracts

      While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Owner's records. DVFS serves as the administrator to various insurance companies offering variable contracts.

Premium and Allocation to Your Investment Options


     The initial Premium must be at least $2,000.You may make additional payments of Premium prior to the Annuity Date, in amounts of at least $1000 or $100 as part of an automatic investment plan. There is no maximum limit on the additional Premiums You may pay or on the numbers of payments; however, the Company reserves the right to reject any Premium on any Contract. You specify at the time of issue or subsequently how the remaining amount, known as Additional Premium will be allocated.

      The initial Premium is allocated among the Subaccounts and Guaranteed Account Your allocation instructions will specify what percentage of Your initial Premium is to be credited to each Subaccount and to the Guaranteed Account. Allocation instructions must be expressed in whole percentages. Allocations for additional Premium will be made on the same basis as the initial Premium unless We receive a written notice with new instructions. Additional Premium will be credited to the Contract Value and allocated at the close of the first Valuation Date on or after which the Additional Premium is received at Our Administrative Office.

      ALL PREMIUMS TO IRA OR 403 (B) PLAN CONTRACTS MUST COMPLY WITH THE APPLICABLE PROVISIONS IN THE CODE AND THE APPLICABLE PROVISIONS OF YOUR
RETIREMENT  PLAN.  ADDITIONAL  PREMIUM  COMMINGLED  IN AN IRA  WITH  A  ROLLOVER
CONTRIBUTION   FROM  OTHER  RETIREMENT  PLANS  MAY  RESULT  IN  UNFAVORABLE  TAX
CONSEQUENCES. YOU SHOULD SEEK LEGAL COUNSEL AND TAX ADVICE REGARDING THE SUITABILITY OF THE CONTRACT FOR YOUR SITUATION. (SEE "TAXES " ON PAGE .)

Right to Examine Contract Period

      The Contract provides a 10 day Right to Examine Contract Period giving You the opportunity to cancel the Contract. You must return the Contract with written notice to Us. If We receive the Contract and Your written notice within 10 days after it is received by You, the Contract will be voided. With the exception of Contracts issued in connection with an IRA, in those states whose laws do not require that We assume the risk of market loss during the Right to Examine Contract Period, should You decide to cancel Your Contract, the amount to be returned to You will be the Contract Value (on the day We receive the Contract) plus any charges deducted for State Taxes, without imposition of the Surrender Charge. The amount returned to you may be more or less than the initial Premium. (See "Charges and Deductions" on page .) For Contracts issued in those states that require we return the premium, we will do so. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium, less any withdrawals, or the Contract Value.

      State laws governing the duration of the Right to Examine Contract Period may vary from state to state. We will comply with the laws of the state in which the Owner resides at the time the Contract is applied for. Federal laws governing IRAs require a minimum seven day right of revocation. We provide 10 days from the date the Contract was mailed or otherwise delivered to you. (See "Individual Retirement Annuities" on page .)

Unit Value and Contract Value

      After the deduction of certain charges and expenses, amounts which You allocate to a Subaccount of the Variable Account are used to purchase Accumulation Units in that Subaccount, not shares of the Portfolio in which that Subaccount invests. The number of Accumulation Units you purchase will be determined by dividing the amount allocated to each Subaccount by the Unit Value of the Subaccount for the Valuation Period during which the amount was allocated.

      The Unit Value for each Subaccount will vary from one Valuation Period to the next, based on the investment experience of the Portfolio in which the Subaccount invests and the deduction of certain charges and expenses. The Statement of Additional Information contains a detailed explanation of how Accumulation Units are valued.

      Your value in any given Subaccount is determined by multiplying the Unit Value for the Subaccount by the number of Units You own. Your value within the Variable Account is the sum of your values in all the Subaccounts. The total value of your Contract, known as the Contract Value, equals your Value in the Variable Account plus Your value in the Guaranteed Account.

Transfers

      Prior to the Annuity Date, You may make Transfers among the Subaccounts and into and out of the Guaranteed Account subject to certain rules.

      At the present time there is no limit on the number of transfers which can be made among the Subaccounts and the Guaranteed Account in any one Contract Year. We reserve the right to limit the number of transfers to 12 per Contract Year. There are no fees for the first 12 transfers in any one Contract Year. For each transfer in excess of 12 within one Contract Year, We impose a transfer fee of $10. A transfer fee, if any, is deducted from the amount transferred. (See Appendix , "Guaranteed Account Transfers," page___.)

      Transfers may be made by written request or by telephone as described in the Contract or specifically authorized in writing. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers will be confirmed in writing to the Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

      After the Annuity Date, the Owner may transfer the Contract Value allocated to the Variable Account among the Subaccounts. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee, if any, will be deducted from the next annuity payment after the transfer. If following the transfer, the Annuity Units remaining in the Subaccount would generate a monthly annuity payment of less than $100, the Company will transfer the entire amount in the Subaccount.

      Once the transfer is effected, the Company will recompute the number of Annuity Units for each Subaccount. The number of Annuity Units for each Subaccount will remain the same for the remainder of the payment period unless the Owner requests another change.

      The minimum amount which may be transferred at any one time is the lesser of $1,000 or the value of the Subaccount or Guarantee Period from which the transfer is made. However, the minimum amount for transfers under our Dollar Cost Averaging program is $100 per Subaccount. (See "Dollar Cost Averaging") For additional limitations regarding transfers out of the Guaranteed Account, see "The Guaranteed Account" in the Appendix, page ____.)

Dollar Cost Averaging

      The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the contract by authorizing the Company to make periodic allocations of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the allocation of Contract Value to one or more Subaccounts, and these amounts will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically transferred under this option are not included in the 12 transfers per Contract Year discussed under "Transfers" on page ___. Since the value of Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar cost averaging does not guarantee profits, nor does it A Dollar Cost Averaging Request form is available from the Administrative Office upon request.

      To elect the Dollar Cost Averaging Option, the Owner's Contract Value must be at least $12,000 and a Dollar Cost Averaging Request in proper form must be received by the Company. The Dollar Cost Averaging Request form will not be considered complete until the Contract Value is at least the required amount. An Owner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

Asset Rebalancing Option


      The Company currently offers an option under which Owners may authorize the Company to automatically exchange Contract Value periodically to maintain a particular percentage allocation among the Subaccounts as selected by the Owner. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Contract Value in the Subaccounts to the allocation selected by the Owner. Asset Rebalancing is intended to exchange Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that an Owner will not have losses.


      To elect the Asset Rebalancing Option, the Contract Value in the Contract must be at least $12,000 and an Asset Rebalancing Request in proper form must be received by the Company. An Owner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. If the Asset Rebalancing Option is elected, all Contract Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      The amounts transferred will be credited to the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are effected. Amounts periodically transferred under this option are not included in the 12 transfers per Contract Year discussed under "Transfers" on page ____.

      An Owner may instruct the Company at any time to terminate this option by written request. Once terminated, this option may not be reselected during the same Contract Year.


                            CHARGES AND DEDUCTIONS

      Various charges and deductions are made from Premium, the Contract Value and the Variable Account. These charges and deductions are as follows:


Deduction for State  Premium  Taxes


      We do not deduct premium taxes unless assessed by the state of residence of the Owner. Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged at Our discretion against either Premium or Contract Value. Premium taxes currently imposed by certain states on the Contracts range typically from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time Premium is received; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.

Deduction for Mortality and Expense Risk Charge

      The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Surrender Charge in the event of the death of the Owner prior to the Annuity Date and to provide the death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from Administrative and Contract Maintenance Charges.

      If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased. The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

      The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period - Annuity Options" on page .) The Company in its discretion may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from that portion of the charge attributable to mortality risk.

Deduction for Accidental Death Benefit

      If the Owner has elected the Accidental Death Benefit, the Company deducts for each Valuation Period, an Accidental Death Benefit Charge equal on an annual basis to 0.10% of the average daily net asset value in the Variable Account.

Deduction for Surrender (Deferred Sales) Charges


      In the event that an Owner makes a withdrawal from or surrenders Contract Value in excess of the Free Withdrawal Amount, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to the greater of the Contract Value less premiums paid or the portion of the withdrawal that does not exceed 10% of the total Premium otherwise subject to the Surrender Charge paid to the time of withdrawal, less any prior withdrawals; however, the Surrender Charge applies only to Premium received by the Company within seven (7) years of the date of the withdrawal.

      The Surrender Charge will vary in amount depending upon the time which has elapsed since the date Premium was received. In calculating the Surrender Charge, Premium is allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charges:


                                                     Applicable Deferred
                                                     Sales  Charge  Percentage

             Premium Year 1                                 6%
             Premium Year 2                                 6%
             Premium Year 3                                 5%
             Premium Year 4                                 5%
             Premium Year 5                                 4%
             Premium Year 6                                 4%
             Premium Year 7                                 2%
             Premium Year 8
              and thereafter                                None


 No Surrender Charge is imposed  against:  (1) Systematic  Withdrawal  options;
(2) Contract Value upon Annuitization; (3) a Death Benefit.

      The Surrender Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Surrender Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.


      Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403 (b) Plan or
IRA.  (See "Taxes - 403(b) Plans" on page     .)


Deduction for Administrative Charges


      The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. This charge is intended to reimburse Us for administrative expenses, both during the accumulation period and following the Annuity Date.

Deduction for Contract Maintenance Charge


      The Company also deducts an annual Contract Maintenance Charge of $30 per year, from the Contract Value on each Contract Anniversary. The Contract Maintenance Fee is waived if the Contract Value is greater than $50,000 on the date of deduction of the charge. These charges are designed to reimburse the Company for the costs it incurs relating to maintenance of the Contract, the Variable Account, and the Guaranteed Account. If the Contract is surrendered, we will deduct the Contract Maintenance Charge at the time of surrender for the current Contract Year. The deduction will be made proportionally based on Your value in each Subaccount and the Guaranteed Account. After the Annuity Date, the Contract Maintenance Charge is deducted on a pro-rata basis from each annuity income payment.


Deduction for Income Taxes


      The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any Federal income taxes.
 (See also "Taxes"  beginning on page         .)



Other Expenses

      There are deductions from and expenses paid out of the assets of the Funds which are described in the accompanying Prospectuses for each Fund.


Group and Sponsored Arrangements


      In certain instances, we may reduce the Surrender Charge and the Administrative Charge or change the minimum premium requirements for the sale of Contracts to certain groups, including those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis.

      Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or similar arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or group sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

      We will make any reductions according to our rules in effect when an application or enrollment form for a Contract is approved. We may change these rules from time to time. Any variation in the Surrender Charge or Administrative Charge will reflect differences in costs or services and will not be unfairly discriminatory.

                               ANNUITY BENEFITS

Annuitization

      Annuitization is an election you make to apply the Contract Value to an Annuity Option in order to provide a series of annuity payments. The date the Annuity Option becomes effective is the Annuity Date.

Annuity Date

      The latest Annuity Date is: the later of (a) the first day of the calendar month following the later of the Annuitant's 90th birthday; or (b) such earlier date as may be set by applicable law.

      The Owner may designate an earlier date or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be no later than the date defined above; and, the first day of a calendar month.


      Without the approval of the Company, the new Annuity Date cannot be earlier than one year after the Effective Date. In addition, for IRA or 403 (b) Plan Contracts, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes ," page ____).


Annuity Options

      The Owner may choose annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. The Owner may, upon at least 30 days prior written notice to us, at any time prior to the Annuity Date, select or change an Annuity Option. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The amount of the annuity payment based on the value of a Subaccount is determined through a calculation described in the Statement of Additional Information, under the caption "Annuity Provisions". The Owner may not transfer Contract Values between the Guaranteed Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Subaccount to another Subaccount. (See " Transfer of Contract Values" on page .)

      If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the Guaranteed Account and the Variable Account, respectively.

      The annuity payment options are:

 Option 1:   Life  Income.  The  Company  will make  annuity  payments
during the lifetime of the Annuitant.

   Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will make monthly annuity payments during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than 10 years, payments will be continued during the remainder of the period to the Beneficiary.

   Option 3: Joint and Last Survivor Income. The Company will make annuity payments for as long as either the Annuitant or a Contingent Annuitant is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Owner as Annuitant and the Owner's spouse.

   The annuity payment options are more fully explained in the Statement of Additional Information. The Company may also offer additional options at its own discretion.

Annuity Payments

   If the Contract Value applied to annuity payment options is less than $2,000, the Company reserves the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company reserves the right to make payments semi-annually or annually.

   If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

   If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Subaccount selected; and (v) the pro-rata portion of the Contract Maintenance charge.

   The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, variable annuity payments will decrease.

                                 DEATH BENEFIT

Prior to the Annuity Date

   In the event of Your death prior to the Annuity Date, a death benefit is payable to the Beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. If there has been a change of Owner, the death benefit will equal the Contract Value. Otherwise, We will pay the death benefit equal to the greatest of: (a) the total of all Premium, reduced proportionately by withdrawals and surrenders; (b) the Contract Value; (c) the greatest of the Contract Value at the seventh Contract Anniversary if attained prior to Owner's attained age 76 or at the Contract Anniversary every seven years thereafter, plus any Premium paid and less any surrenders subsequent to that Contract Anniversary.

   The Beneficiary may elect the death benefit to be paid as follows: (a) payment of the entire death benefit within 5 years of the date of the Owner's death; or (b) payment over the lifetime of the designated Beneficiary with distribution beginning within 1 year of the date of death of the Owner; or (c) if the designated Beneficiary is Your spouse, he/she can continue the contract in his/her own name.

   If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

After the Annuity Date

   If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under this contract, except that any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death.

Accidental Death Benefit

   If an Accidental Death Benefit has been elected, the cost of this benefit will be equal on an annual basis to 0.10% of the average daily net assets in the Variable Account.

   The Accidental Death Benefit, if any, is equal to the lesser of the Contract Value as of the date the death benefit is determined or $250,000. The Accidental Death Benefit is payable if the death of the primary Owner occurs prior to the Contract Anniversary next following his 75th birthday as a result of an Injury. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the Injury. The Accidental Death Benefit is paid to the Beneficiary.

   The Accidental Death Benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

   (a) suicide or attempted suicide while sane or insane; intentionally self-inflicted injuries;

   (b) sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;



   (c) injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

   (d)   declared or undeclared war or any act thereof; or

   (e)   service in the military, naval or air service of any country.

Death of the Annuitant

   If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty (60) days of Our receipt of proof of the Annuitant's death, the Owner will be deemed the new Annuitant. If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.


                             DISTRIBUTIONS UNDER THE CONTRACT

Withdrawals

   The Owner may withdraw Contract Values prior to the Annuity Date. Any withdrawal is subject to the following conditions:

   (a)   the Company must receive a written request;

   (b)   the amount requested must be at least $500;

   (c)   any applicable Surrender Charge will be deducted;

   (d) the Contract Value will be reduced by the sum of the amount requested plus the amount of any applicable Surrender Charge;

   (e) the Company will deduct the amount requested plus any Surrender Charge from each Subaccount of the Variable Account and from the Guaranteed Account either as specified or in the proportion that each Subaccount and the Guaranteed Account bears to the Contract Value; and

   We reserve the right to consider any withdrawal request that would reduce the Value of the Accumulation Account to less than $2,000 to be a request for Surrender. In this event, the Surrender Value will be paid to You and the Contract will terminate.


   Withdrawals (including systematic withdrawals discussed below) may be taxable and subject to a penalty tax. (See "Taxes" beginning on Page .)


Systematic Withdrawal


   The systematic withdrawal program involves making regularly scheduled withdrawals from Your value in the Contract. In order to initiate the program, your total Contract Value must be at least $24,000. The program allows You to prearrange the withdrawal of a specified dollar amount of at least $200 per withdrawal, on a monthly or quarterly payment basis. A maximum of 10% of the Contract Value may be withdrawn in a Contract Year. Surrender Charges are not imposed on withdrawals under this program. If you elect this program Surrender Charges will be imposed on any withdrawal, other than withdrawals made under Your systematic withdrawal program, when the withdrawal is from Premium paid in the last seven years. You may not elect this program if you have taken a prior withdrawal during the same Contract Year. (See "Withdrawals" on page , and "Surrender Charges" on page .)

   Systematic withdrawals will begin on the first scheduled withdrawal date selected by You following the date We process Your request. In the event that Your value in a specified Subaccount or the Guaranteed Account is not sufficient to deduct a withdrawal or if Your request for systematic withdrawal does not specify the Guaranteed Account or from which Subaccounts withdrawals are to be deducted, withdrawals will be deducted proportionally based on Your value in each Subaccount and the Guaranteed Account.


   All parties to the Contract are cautioned that the rights of any person to implement the systematic withdrawal program under Contracts may be subject to the terms and conditions of the retirement plan, regardless of the terms and conditions of the Qualifiedissued in connection with IRAs or 403(b) Plans Contract. (See "Taxes " on page .)


   The systematic withdrawal program may be canceled at any time by written request or automatically by Us should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

   An Owner may change once per Contract Year the amount or frequency of withdrawals on a systematic basis.

   The Free Withdrawal Amount (see "Charges and Deductions - Deduction for Surrender Charge" on page ) is not available while an Owner is receiving systematic withdrawals. An Owner will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

   Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty. (See "Taxes - Taxation of Annuities in General" on page for a discussion of the tax consequences of withdrawals.)

THE COMPANY RESERVES THE RIGHT TO DISCONTINUE THIS PROGRAM AT ANY TIME.

Surrender


   Prior to the Annuity Date you may Surrender the Contract for the Surrender Value by withdrawing the entire Contract Value. You must submit a written request for Surrender and return the Contract to Us. The Surrender Value will be based on the Contract Value at the end of the Valuation Period during which the Surrender request is received as described below. The Contract may not be surrendered after the Annuity Date. A Surrender may be taxable and subject to a tax penalty. (See "Taxes" discussed on page .)


Surrender Value


   The Surrender Value of the Contract varies each day depending on the investment results of the Subaccounts selected by the Owner. The Surrender Value will be the Contract Value as of the date the Company receives Your surrender request, reduced by the following: (1) any applicable taxes not previously deducted; (2) the Contract Maintenance Charge; and (3) any applicable Surrender Charge.


Payment of Withdrawals and Surrender Values

   Payments of Withdrawals and Surrender Values will ordinarily be sent to the Owner within seven (7) days of receipt of the written request, but see the
 Deferment of Payment discussion below. (Also see Statement of Additional Information - "Delay of Payments.")


   The Company reserves the right to ensure that an Owner's check or other form of Premium has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a Premium payment.


   If, at the time You make a request for a Withdrawal or a Surrender, You have not provided Us with a written election not to have Federal income taxes withheld, We must by law withhold such taxes from the taxable portion of Your payment and remit that amount to the IRS. Mandatory withholding rules apply to certain distributions from 403(b) Plans Contracts. Additionally, the Code provides that a 10% penalty tax may be imposed on certain early Withdrawals and Surrenders. (See "Withholding" on page , and "Tax-Favored Plans" on page .)


Deferral of Payment

   Payment of any Withdrawal, Surrender, or lump sum death proceeds from the Variable Account will usually occur within seven days. We may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
(2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; (3) the SEC permits a delay for protection of Owners; or (4) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

   We may defer payment of any Withdrawal or Surrender from the Guaranteed Account for up to six months from the date we receive Your written request.

                                           TAXES

Introduction


   The Contracts are designed to accumulate Contract Values for retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans.The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.


   The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Funds, please see the accompanying relevant Fund Prospectus.

Company Tax Status

   The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

Taxation of Annuities in General - Non-Qualified Plans

   Code Section 72 governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons," and "Diversification Standards".)

   Withdrawals prior to the Annuity Date

     Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract on the date of withdrawal exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

   Withdrawals on or after the Annuity Date


              Upon receipt of a lump sum payment on full surrender of the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. The taxable portion is taxed as ordinary income.

              If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

              For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

         The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contract is fully recovered. Annuity payments are fully taxable after the investment in the Contract is recovered. If the recipient dies before the investment in the Contract is recovered, the recipient's estate is allowed a deduction for the remainder.

   Penalty Tax on Certain Withdrawals

     With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item
     (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

   Assignments

     Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over total Premium will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.

      Generation Skipping Transfer Tax

            A transfer of the Contract or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences.



   Distribution-at-Death Rules


     In order to be  treated  as an  annuity  contract  for  Federal  income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. The designated Beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.


     If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

   Gifts of Contracts

     Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

   Contracts Owned by Non-Natural Persons

     If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

   Section 1035 Exchanges


     Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

   Multiple Contracts

     Annuity contracts that are issued by the Company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.


      Withholding

            The Company is required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.

       Lump-sum Distribution or Withdrawal
         The Company is required to withhold  10% of the taxable  portion of any
         withdrawal   or  lump  sum   distribution   unless  You  elect  out  of
         withholding.

         Annuity Payments
         The Company will withhold on the taxable portion of annuity payments based on a withholding certificate You file with the Company. If you do not file a certificate, You will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

               You are liable for payment of Federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.




Diversification Standards

   To comply with the diversification regulations promulgated under Code Section 817(h) (the "Diversification Regulations"), after a start-up period, each Subaccount is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in a Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of such Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

   In connection with the issuance of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

   The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.


Tax-Favored Plans


   The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.


      While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract of this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans, and IRAs. .

Individual Retirement Annuities


   Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered in connection with an IRA by this Prospectus are not available in all states.


403(b) Plans


   Code Section 403(b)(11) imposes certain restrictions on an Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to Premium paid under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows an Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403 (b) Plan by this Prospectus are not available in all states.



               TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                        Page

General Information..................................................
           The Company...............................................
           Independent Accountants...................................
           Legal Counsel.............................................
     Distributor.....................................................
           Calculation of Performance Related Information............
           Delay of Payments.........................................
     Transfers.......................................................
Method of Determining Contract Values................................
Annuity Provisions...................................................
Annuity Benefits.....................................................
           Annuity Options...........................................
           Variable Annuity Payment Values...........................
           Annuity Unit..............................................
           Net Investment Factor.....................................
           Additional Provisions.....................................
Financial Statements.................................................


                                         APPENDIX

GUARANTEED ACCOUNT OPTION

   Under this Guaranteed Account option, Contract Values are held in the Company's General Account. The General Account includes all of Our assets, except those assets segregated in Our separate accounts. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Guaranteed Account portion of the Contract. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   During the Accumulation Period the Owner may allocate amounts to the Guaranteed Account. The initial Premium will be invested in the Guaranteed Account if selected by the Owner at the time of application. Additional Premium will be allocated in accordance with the selection made in the application or the most recent instruction received at the Company Office. If the Owner elects to withdraw amounts from the Guaranteed Account, such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the Guaranteed Account for up to six (6) months from the date it receives such request at its Office.

GUARANTEE PERIODS

   The period(s) for which a guaranteed interest rate is credited is called a Guarantee Period. Guarantee Periods may be offered or withdrawn at the Company's discretion. The initial guarantee period(s) and the guaranteed interest rate(s) applicable to the initial Premium are as shown in the Contract. At least 15 days but no more than 75 days prior to the expiration of a Guarantee Period, the Owner will be mailed a notice of the guaranteed interest rate applicable to a renewal of the Guarantee Period. At the expiration of any Guarantee Period applicable to any portion of the Contract Value, that portion of the Contract Value will be automatically renewed for another Guarantee Period for the same duration as the expired Guarantee Period and will receive the guaranteed interest rate then in effect for that Guarantee Period, unless other Guarantee Periods or one or more Subaccounts are requested in writing by the Owner. All requests to change a Guarantee Period at the end of an existing Guarantee Period must be received in writing at the Company's Office within 30 days prior to the end of that Guarantee Period.

ALLOCATIONS TO THE GUARANTEED ACCOUNT

   The minimum amount that may be allocated to a Guarantee Period, either from the initial or a subsequent Premium, is $3,000. Amounts invested in the Guaranteed Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate in effect when the Owner allocates or transfers amounts to the Guaranteed Account. If the Owner has allocated or transferred amounts at different times to the Guaranteed Account, each allocation or transfer may have a unique effective guarantee rate and Guarantee Period associated with that amount. The effective guarantee rate will not be changed more than once per year and the minimum rate will not be less than 3%.

GUARANTEED ACCOUNT TRANSFERS

   During the accumulation period the Owner may transfer, by written request or telephone authorization, Contract Values to or from a subaccount of the Variable Account to or from a Guarantee Period of the Guaranteed Account at any time, subject to the conditions set out under Transfer of Contract Values Section.

   Prior to the end of a Guarantee Period the Owner may specify the Subaccount(s) of the Variable Account or the applicable Guarantee Period of the Guaranteed Account to which the Owner wants the amounts from the Guaranteed Account transferred at the end of the Guarantee Period. If the Owner does not notify us prior to the end of the Guarantee Period, we will reapply that amount to a new Guarantee Period of the same duration, provided it is available. If a new Guarantee Period of the same duration is not available, that portion of Your Contract Value shall be transferred to the Guarantee Period next shortest in duration. The amount so applied is then subject to the same conditions as the original Guarantee Period, including the condition that the amount may not be transferred until the end of that Guarantee Period. In the event of a non-specified renewal, there is a grace period of 30 days within which the Owner can have transferred amounts reapplied. The effective guarantee rate applicable to the new Guarantee Period may be different from the effective guaranteed rate applicable to the original Guarantee Period. These transfers will be handled at no charge to the Owner.

MINIMUM SURRENDER VALUE

   The minimum Surrender Value for amounts allocated to the Guaranteed Account equals the amounts so allocated less withdrawals, with interest compounded annually at the rate of 3%, reduced by any applicable Surrender Charge.

                                          PART B

                                          PART B
                            STATEMENT OF ADDITIONAL INFORMATION


                            DEFERRED VARIABLE ANNUITY CONTRACTS



                                         issued by



                                    VARIABLE ACCOUNT I



                                            and



                                AIG LIFE INSURANCE COMPANY



         THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.






         THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED May 1, 1997CALL OR WRITE: AIG Life Insurance Company;
Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.





DATE OF STATEMENT OF ADDITIONAL INFORMATION:  May 1, 1997







MULTIMANAGER NEW

                                     TABLE OF CONTENTS

                                                                        PAGE

General Information...............................................
           The Company............................................
           Independent Accountants................................
           Legal Counsel..........................................
           Distributor............................................
           Calculation of Performance Related Information.........
           Delay of Payments......................................
     Transfers....................................................
Method of Determining Contract Values.............................
Annuity Provisions................................................
           Annuity Benefits.......................................
           Annuity Options........................................
           Variable Annuity Payment Values........................
           Annuity Unit...........................................
           Net Investment Factor..................................
           Additional Provisions..................................
Financial Statements..............................................

                                    GENERAL INFORMATION


The Company

   A description of AIG Life Insurance Company (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

Independent Accountants

   The audited financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

   Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C..

Distributor

  AIG Equity Sales Corp. ("AESC"), a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions in the amount of $83,483 were retained by the Distributor.

Calculation Of Performance Related Information

   A.    Yield and Effective Yield Quotations for the Money Market Subaccount

   The yield quotation for the Money Market Subaccount to be set forth in the Prospectus will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

   Any effective yield quotation for the Money Market Subaccount to be set forth in the Prospectus will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

   EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

   For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Surrender Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" on page of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

   B.    Total Return Quotations

   The total return quotations for all of the Subaccounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1+T)n = ERV

   Where:      P = a hypothetical initial payment of $1,000

               T = average annual total return

               n = number of years

               ERV = ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the particular period at the end of the particular period.


   For the purposes of the total return quotations for all of the Subaccounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period. Subaccount performance information has not been provided, because, for the fiscal year ending December 31, 1996, no contracts were issued.

*Funds were first invested in the Portfolios as listed below:

 Alliance  Growth and Income         January 14, 1991
      Alliance  Growth  Investors         October 28, 1994
      Alliance Growth                     September 15, 1994
      Alliance  Conservative
      Investors                           October   28,  1994
      Alliance  Quasar                    August  15,1996
      Alliance      Technology            January  22,1996
      Fidelity  High  Income              September  19,  1985
      Fidelity  Growth                    October  9, 1986
      Fidelity  Money  Market             April 1, 1982
      Fidelity  Overseas                  January 28, 1987
      Fidelity  Asset Manager             September 9, 1989
      Fidelity  Investment
      Grade  Bond                         December 5, 1988
      Dreyfus Zero Coupon 2000            September  29,  1989
      Dreyfus  Stock  Index               August 31, 1990
      Van Eck Gold and Natural Res.       September 1, 1989
      Van Eck Worldwide Balance           December  23, 1994
      Tomorrow Short-Term  Retirement     April 1, 1996
      Tomorrow Medium-Term  Retirement    April 1, 1996
      Tomorrow Long-Term Retirement       April 1, 1996

 *Effective May 1, 1997 the Gold and Natural Resources portfolios will no longer be offered. The Portfolio is being replaced with the Van Eck Worldwide Hard Assets Fund.

  C. Yield Quotations for each Subaccount other than the Money Market Subaccount

  The yield quotations for each Subaccount other than the Money Market Subaccount will be based on a thirty-day period. The computation is made by dividing the net investment income per Accumulation Unit earned during the period by the Unit Value on the last day of the period, according to the following formula:

                Yield = 2[(a - b + 1)6 - 1]
                               cd

Where:       a = net  investment  income  earned  during  the  period by the corresponding portfolios of the Funds attributable to shares owned by the Subaccount.

             b = expenses accrued for the period (net of reimbursements).

             c = the average daily number of Accumulation  Units outstanding during the period.

             d = the maximum  offering  price per  Accumulation  Unit on the last day of the period.

         For the purposes of the yield quotations for the Subaccounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

              A Surrender Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Surrender Charge" on page ___ of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See Transfer of Contract Values" on page 15 of the Prospectus)

         D.   Non - Standardized Performance Data

              1.   Total Return Quotations

              The total return quotations for all of the Subaccounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)n = ERV

                   Where:  P = a hypothetical initial payment of $1,000

                           T = average annual total return

                           n = number of years

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.


  For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and, therefore, no Surrender Charge is reflected. Subaccount performance information has not been provided, because, for the fiscal year ending December 31, 1996, no contracts were issued.

   2.    Tax Deferred Accumulation

   In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basdis. Different tax rates may be assumed.

   In general, individuals who own annuity contracts are not taxed on inreases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Purchase Payment of $25,000, assuming hypothetical gross annual return of 0%, 4% and 8%, compounded annually, and a tax rate of 31%. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity reflect the deduction of contractual expenses such as the mortality and expense risk charge, the Administrative Fee and the Annual Fee, but not the expenses of an underlying investment vehicle, such as the Fund. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the 31% rate on the amount in excess of the Purchase Payment.

   The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.



                                      [INSERT CHART]

Delay of Payments

         Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

 (a) the New York Stock Exchange is closed for other than customary weekends and holidays, or trading on the Exchange is otherwise restricted;

 (b) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value;

 (c) an order of the Securities and Exchange Commission permits delay for the protection of security holders; or

 (d) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

         The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (a) and (b) exist.

                           METHOD OF DETERMINING CONTRACT VALUES

         The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio of the Fund held within the Subaccount. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

         When the first shares of the respective Portfolios of the Funds were purchased for the Subaccounts, the Accumulation Units for the Subaccounts were valued at $10. The value of an Accumulation Unit for a Subaccount on any Valuation Date thereafter is determined by dividing (a) by (b), where:

         (a)    is equal to:

               (i)   the total value of the net assets
                      attributable to Accumulation Units
                        in the Subaccount, minus

               (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Subaccount; minus

               (iii) the daily charge for providing certain administrative functions which is equal on an annual basis to 0.15%
                        multiplied by the daily net asset value of the Subaccount; minus or plus

               (iv) a charge or credit for any tax provision established for the Subaccount. The Company is not currently making any provision for taxes.

         (b) is the total number of Accumulation Units applicable to that Subaccount at the end of the Valuation Period.

         The resulting value of each Subaccount Accumulation Unit is multiplied by the respective number of Subaccount Accumulation Units for a Contract. The Contract Value of the Variable Account is the sum of all Subaccount values for the Contract.

         An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

                                    ANNUITY PROVISIONS

Annuity Benefits

         A  description  of the Annuity  Benefits  and Annuity
Options is provided in the prospectus.

Variable Annuity Payment Values

         A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

         The first annuity payment for each Subaccount is determined by multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

         The dollar amount of Subaccount annuity payments after the first is determined as follows:

               (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

               (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

         The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit

         The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

         (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

         (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

         The net investment factor is used to determine how investment results of a Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a)    is equal to:

                (i) the net asset value per share of the relevant Fund held in the Subaccount determined at the end of that Valuation Period; plus

               (ii) the per share amount of any dividend or capital gain distribution made by such Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

               (iii) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount.

         (b)   is equal to:

               (i) the net asset value per share of the relevant Fund held in the Subaccount determined as of the end of the prior Valuation Period; plus or minus

               (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

         (c)is equal to:

               (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

               (ii) the percentage factor representing the daily Administrative Charge.

The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

         The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

         If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

         The Company will give the payee under an annuity payment option a settlement contract for the payment option.

         You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.


                                   FINANCIAL STATEMENTS

         The financial statements of the Company and the Variable Account included herein shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

                   FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                      REPORT OF INDEPENDENT ACCOUNTANTS






To the Stockholders and Board of Directors
AIG Life Insurance Company:


We have audited the accompanying balance sheets of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) as of December 31, 1996 and 1995, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.





COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 22, 1997





                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                                   (in thousands)

                                                            December 31,

                                                       1996             1995

                                                     -------------  ----------

Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value  $ 2,271,326  $ 1,963,265
        (cost: 1996 - $2,190,580: 1995 - $1,823,860)
     Equity securities:
        Common stock
        (cost: 1996-$3,548: 1995 - $1,916)             5,578          2,437
        Non-redeemable preferred stocks
        (cost: 1996-$0: 1995 - $2,562)                     -          2,553
Mortgage loans on real estate, net                   297,363        239,127
Real estate, net of accumulated
 depreciation of $4,099 in 1996; and $1,755 in 1995   16,169         16,892
Policy loans                                       1,873,961      2,961,726
Other invested assets                                 64,109         68,252
Short -term investments                              100,036        202,652
Cash                                                   5,780          1,132
                                              -------------- --------------

   Total investments and cash                      4,634,322      5,458,036


Amounts due from related parties                       3,193          4,111
Investment income due and accrued                    107,268        242,748
Premium and insurance balances receivable-net         36,357         28,189
Reinsurance assets                                   218,453        207,827
Deferred policy acquisition cost                      84,287         60,625
Separate and variable accounts                       644,980        190,441
Other assets                                           5,092          7,509
                                              -------------- --------------

                        Total assets             $ 5,733,952    $ 6,199,486
                                                  ==========     ==========


                  See accompanying notes to financial statements.








                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                        (in thousands, except share amounts)

                                                              December 31,

                                                         1996           1995
                                                   -------------- ----------

Liabilities

  Policyholders' funds on deposit                $ 3,810,095     $ 4,574,995
  Future policy benefits                             630,520         566,487
  Reserve for unearned premiums                       29,911          47,590
  Policy and contract claims                         191,338         177,540
  Reserve for commissions, expenses and taxes          2,860          24,134
  Insurance balances payable                          42,137          22,186
  Deferred income taxes                                5,713          24,585
  Amounts due to related parties                       5,921           2,380
  Federal income tax payable                           2,959           4,606
  Separate and variable accounts                     644,980         190,441
  Minority interest                                    6,077           6,664
  Other liabilities                                   30,932         234,850
                                                ------------    ------------


                        Total liabilities          5,403,443       5,876,458
                                                 -----------     -----------


  Commitments and contingencies (See Note 6)

Stockholders' Equity


  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                     4,884           4,884
  Additional paid-in capital                         123,283         123,283
  Unrealized appreciation of investments,
   net of future policy benefits and taxes
   of $33,823 in 1996 and $47,209 in 1995             62,814          87,673
Retained earnings                                    139,528         107,188
                                                ------------    ------------

                        Total stockholders' equity     330,509       323,028


Total liabilities and stockholders' equity       $ 5,733,952     $ 6,199,486

                                                  ==========      ==========


                  See accompanying notes to financial statements.




                             AIG LIFE INSURANCE COMPANY
                                STATEMENTS OF INCOME

                                   (in thousands)


                                           Years  ended   December 31,
                                           -----------------------------------
                                          1996            1995             1994
                                      ------------    ------------     --------

Revenues:
  Premiums                            $ 394,480         $ 364,502      $ 265,990
  Net investment income                 504,661           435,683        239,212
  Realized capital (losses) gains           (51)             (417)         1,953
                                   -------------     -------------   -----------


               Total revenues           899,090           799,768        507,155
                                    ---------            ---------     ---------


Benefits and expenses:
  Benefits to policyholders            189,933            202,105       196,175
  Increase in future policy benefits
   and policyholders' funds on deposit495,529             392,592       158,935
  Acquisition and insurance expenses  161,841             170,343       127,941
                                    ---------            --------      ---------

              Total benefits and expenses  847,303      765,040         483,051
                                         ---------     --------      ---------


Income before income taxes                 51,787        34,728          24,104
                                        ---------     ----------      ----------

Income taxes (benefits):
   Current                             25,087            18,709          28,115
   Deferred                            (5,486)           (6,339)        (19,447)
                                   -----------       -----------    -----------

    Total income taxes                 19,601            12,370          8,668
                                    ---------         ---------    -----------

Net income before minority interest    32,186            22,358         15,436
Minority interest income (loss)           154                11           (156)
                                  -----------      ------------   -------------

Net income                         $   32,340        $   22,369    $    15,280

                                    =========         =========     ==========


                   See accompanying notes to financial statements








                             AIG LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDERS' EQUITY

                                   (in thousands)


                                               Years ended December 31,


                                          1996            1995             1994
                                      ------------    ------------    ---------

Common Stock

Balance at beginning of year      $      4,884    $      4,884    $      4,884
                                   -----------     -----------     -----------

Balance at end of year                   4,884           4,884           4,884
                                  ------------     -----------    ------------



Additional paid-in capital

Balance at beginning of year:          123,283         123,283         123,283
                                    ----------      ----------      ----------

Balance at end of year                 123,283         123,283         123,283
                                    ----------      ----------      ----------



Unrealized appreciation (depreciation)
 of investments, net
 Balance at beginning of year           87,673         (15,029)         40,159
 Change during year                    (50,245)        170,003         (84,904)
 Changes due to deferred income tax
    (expense) benefit and future
     policy benefits                    25,386        (67,301)          29,716
                                       ----------      ------           ------
 Balance at end of year                 62,814          87,673         (15,029)
                                  ------------     -----------     ------------


Retained earnings
  Balance at beginning of year         107,188          84,819          69,539
  Net income                            32,340          22,369          15,280
                                   -----------      ----------     -----------

  Balance at end of year               139,528         107,188          84,819
                                    ----------      ----------     -----------

          Total stockholders' equity$  330,509      $  323,028     $   197,957
                                     =========       =========      ==========


                   See accompanying notes to financial statements




                             AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS


                                   (in thousands)


                                                        Years ended December 31,
                                                    ---------------------------------
                                                      1996          1995     1994
                                                    ----------------------------------


Cash flows from operating activities:
 Net income                                       $   32,340     $ 22,369   $15,280
                                                    ---------   ----------- ------------

Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
 and losses included in income:
Change in insurance reserves                       72,151       133,207      88,718
 Change in premiums and insurance balances
  receivable and payable -net                      11,782        (4,695)     11,668
 Change in reinsurance assets                     (10,627)         (201)      5,553
 Change in deferred policy acquisition costs      (23,662)       (6,151)    (14,906)
 Change in investment income due and accrued      135,480      (126,299)    (82,023)
 Realized capital gains                                51           417      (1,953)
 Change in current and deferred income taxes -net  (7,133)      (15,112)    (16,708)
 Change in reserves for commissions, expenses and taxes(21,274)  (9,857)     23,055
 Change in other assets and liabilities - net       11,852         (7,466)    6,815
                                             -----------------------------------------
         Total adjustments                        168,620       (36,157)     20,219
 Net cash (used in) provided                      200,960       (13,788)     35,499
by operating activities
Cash flows from investing activities:
 Cost of fixed maturities, at market sold          40,098        36,678      19,392
 Cost of fixed maturities, at market matured or redeemed124,621  76,989      85,628
 Cost of equity securities sold                     2,607           405           -
 Realized capital gains                               (51)          582       3,176
 Purchase of fixed maturities                    (524,245)     (590,864)   (252,964)
 Purchase of equity securities                     (1,678)       (1,213)          -
 Mortgage loans granted                           (74,590)      (75,100)    (53,977)
 Repayments of mortgage loans                      16,416        12,406      16,464
 Change in policy loans                         1,087,765    (1,589,502) (1,184,455)
 Change in short-term investments                 102,616      (115,532)     18,361
 Change in other invested assets                   11,002        (4,296)     (6,652)
 Other - net                                          (38)       (6,042)    (10,583)

  Net cash used in investing activities           784,523    (2,255,489) (1,365,610)
                                            -------------  -------------------------

Cash flows from financing activities:
 Change in policyholders' funds on deposit       (980,835)    2,265,900   1,330,841
                                            ---------------------------  ----------

   Net cash provided by financing activities     (980,835)    2,265,900   1,330,841
                                            -------------- ------------  ----------

Change in cash                                      4,648        (3,377)        730
Cash at beginning of year                           1,132          4,509      3,779
                                          --------------------------------------------
Cash at end of year                      $          5,780$          1,132$    4,509
                                          =============== =============== ==============


                   See accompanying notes to financial statements

                             AIG LIFE INSURANCE COMPANY
                           NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

   (a)Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

      The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

   (b)Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMO's are treated as yield adjustments over the estimated life. Common and non-redeemable preferred stocks are carried at market value. Short-term investments are carried at cost, which approximates market.

      Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected in stockholders' equity, net of amounts recorded as future policy benefits and any related deferred income taxes.

      Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

      Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

   (b) Investments: (continued)

      Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

      Policy loans are carried at the aggregate unpaid principal balance.

      Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its amortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

    (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

   (d)Premium Recognition and Related Benefits and Expenses: Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

      Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note
      3).

      The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

   (e)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

   (f)Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

   (g)Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

   (h) Accounting Standards:

      In March 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 121 "Accounting for the Impairment of Long-lived Assets and for Long-lived Assets to Be Disposed Of" (FASB 121). This statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and an impairment loss must be recognized.

      FASB 121 was effective for the Company commencing January 1, 1996. The adoption of this statement during 1996 had no significant effect on the Company's result of operations, financial condition or liquidity.

      In December 1995, FASB issued "Special Report, a Guide to the Implementation of Statement No. 115 on Accounting for Certain Investments in Debt and Equity Securities". Among other things, this guide provided for a transition provision permitting a one-time transfer of debt securities from the held to maturity classification to the available for sale classification. The Company did not transfer any securities from the held to maturity classification to the available for sale classification.

   (i)During 1996, the Company changed it's method of accounting for a subsidiary to reflect the minority interest. The financial statements for 1994 and 1995 have been reclassified to conform to this presentation.

2.  Investment Information

  a) Statutory Deposits: Securities with a carrying value of $2,460,000 and $2,639,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1996 and 1995, respectively.

   (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                           Years ended  December  31,
                                                        1996          1995       1994
                                                       -------    --------   --------

      Fixed maturities                                $164,548     138,341    $109,826
      Equity securities                                    219         225         241
      Mortgage loans                                    22,797      19,399      14,655
      Real estate                                        2,125         997       1,584
      Policy loans                                     314,020     268,454     108,453
      Cash and short-term investments                    2,924       4,348       1,684
          Other invested assets                          2,549       6,129       4,070
                                                    ----------  ----------  ----------
            Total investment income                    509,182     437,893     240,513

      Investment expenses                                4,521       2,210       1,301
                                                    ---------- -----------  -----------

            Net investment income                     $504,661    $435,683    $239,212
                                                      ========    ========     ========


(c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1996, 1995 and 1994 are summarized below (in thousands):


                                                         Years  ended  December 31,
                                                         -------------------------
                                                         1996       1995      1994
                                                         --------------------------

   Net realized (losses) gains on investments:
      Fixed maturities                                $    (79)$      (166)  $   (10)
      Equity securities                                     28         712       442
      Mortgage loans                                         -      (1,000)   (1,223)
      Other invested assets                                  -          37     2,744
                                                 ------------- -----------  --------
      Net realized gains                              $    (51)   $   (417)  $ 1,953
                                                     ==========  ==========  =========


   Change in unrealized appreciation
       (depreciation) of investments:
        Fixed maturities                             $ (58,659)    $168,561  $(90,779)
      Equity securities                                  1,517           69       293
          Other invested assets                          6,897        1,373     5,582
                                                     -----------   --------------------
      Net change in unrealized appreciation
       (depreciation) of investments                 $ (50,245)   $170,003  $(84,904)
                                                     ==========   ========  =========


      Proceeds from the sale of  investments  in fixed  maturities  during 1996,
      1995  and   1994   were   $40,098,000,   $36,678,000,   and   $17,431,000,
      respectively.

      During  1996,  1995 and  1994,  gross  gains of  $176,000,  $109,000,  and
      $394,000, respectively, and gross losses of $255,000, $275,000, and $404,000, respectively, were realized on dispositions of fixed maturity investments.

      During  1996,  1995 and  1994,  gross  gains  of  $28,000,  $712,000,  and
      $442,000, respectively, were realized on disposition of equity securities.

   (d)Market  Value  of  Fixed   Maturities  and  Unrealized   Appreciation   of
      Investments: At December 31, 1996 and 1995, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,265,000 and $833,000 and gross losses of $235,000 and $320,000, respectively.

      The amortized cost and estimated market values of investments in fixed maturities at December 31, 1996 and 1995 are as follows (in thousands):

                                                     Gross     Gross
      1996                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
      -----                           ---------   ----------  ---------   ------

     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  47,848     $ 7,814        $151   $55,511
       States, municipalities and
         political subdivisions        327,944      15,525       1,934   341,535
       Foreign governments              33,340       2,855         113    36,082
       All other corporate           1,781,448      71,994      15,244 1,838,198
                                     ---------  ----------  ---------- ---------

      Total fixed maturities        $2,190,580     $ 98,188  $ 17,442 $2,271,326
                                     =========  ========== ==========  =========




                                                     Gross        Gross
      1995                            Amortized   Unrealized  Unrealized  Market
                                      Cost        Gains       Losses      Value
     ------                           ---------   ----------  ----------  ------


     Fixed maturities:
       U.S. Government and government
         agencies and authorities    $  45,872   $  12,144  $       -   $  58,016
       States, municipalities and
         political subdivisions        345,049      22,975         24     368,000
       Foreign governments              30,515       4,158         30      34,643
       All other corporate           1,402,424     106,513       6,331  1,502,606
                                    ----------   ---------  ----------  ---------

      Total fixed maturities        $1,823,860  $  145,790  $   6,385  $1,963,265
                                     =========   ========= ==========  =========

      The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1996, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                    Estimated
                                                  Amortized         Market
                                                  Cost              Value

      Due in one year or less                  $   74,325        $   76,640
      Due after one year through five years       598,151           615,822
      Due after five years through ten years      818,547           849,841
      Due after ten years                         699,557           729,023
                                                ---------         ---------

                                               $2,190,580        $2,271,326

   (e)CMO's: CMO's are U.S. Government and Government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1996 and 1995, the market value of the CMO portfolio was $435,313,000 and $457,111,000, respectively; the estimated amortized cost was approximately $419,276,000 in 1996 and $433,481,000 in 1995. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1996.

   (f)Fixed Maturities Below Investment Grade: At December 31, 1996 and 1995, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $136,502,000 and $74,622,000, respectively, and an aggregate market value of $135,218,000 and $73,894,000, respectively.

   (g) Non-income Producing Assets: Non-income producing assets were insignificant.

   (h)Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholders' equity at December 31, 1996 (in thousands):

      Fixed Maturities:
      Ford Motor Credit Corporation         $   38,202
      GMAC                                  $   49,541

      Other Invested Assets:
      Equity Linked Investors II, L.P.      $   43,808

3.  Deferred Policy Acquisition Costs

      The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands). The 1996 and 1995 amortization includes $6,096,000 and $9,455,000, respectively, to recognize excess loss experienced on credit insurance.



                                                   Years  ended  December 31,
                                                   ---------------------------
                                                    1996      1995        1994
                                                    ---------------------------


      Balance at beginning of year               $60,625     $54,474     $39,568
      Acquisition costs deferred                  43,534      35,008      29,442
      Amortization charged to income             (19,872)    (28,857)    (14,536)
                                                 -------    --------    --------
      Balance at end of year                     $84,287     $60,625     $54,474
                                                 =======     =======     =======


4.  Future Policy Benefits and Policyholders' Funds on Deposit

(a)The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1996 and 1995 follows (in thousands):


                                                          1996              1995
                                                    ----------          --------
      Future Policy Benefits:
      Long duration contracts                       $  624,659       $   556,669
      Short duration contracts                           5,861             9,818
                                                   -----------      ------------
                                                    $  630,520       $   566,487
                                                    ==========       ===========

      Policyholders' funds on deposit:
      Annuities                                   $  1,082,217       $   944,629
      Universal life                                   130,413           171,564
      Guaranteed investment contracts (GICs)           278,680           249,844
      Corporate owned life markets                   2,314,149         3,204,912
           Other investment contracts                    4,636             4,046
                                                 -------------       -----------

                                                    $3,810,095        $4,574,995
                                                    =========          =========


   (b)Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

       (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

      (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 1.9 percent.

   (c)The liability for policyholders' funds on deposit has been established based on the following assumptions:

       (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 8.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to zero over a period of 6 to 10 years.

      (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 8.1 percent and maturities range from 2 to 7 years.

     (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 1996 was 9.4 percent.

     (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of 5.9 percent to 7.5 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 10.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

   (a)The Federal income tax rate applicable to ordinary income is 35% for 1996, 1995 and 1994. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                       Years   ended   December 31,
                                  1996               1995             1994
                                Percent             Percent           Percent
                                  of                  of                of
                                pre-tax             pre-tax           pre-tax
                               operating           operating         operating
                            Amount    Income    Amount    Income  Amount  Income
                            ----------------    ----------------  --------------


"Expected" income tax
    expense                $ 18,125  35.0%   $ 12,155     35.0% $ 8,436   35.0%
 Prior year federal
    income tax benefit          (51) (0.1)       (798)     (2.3)      -      -
     State income tax           850   1.6         894       2.6      197    0.8
 Other                          677   1.3         119       0.3       35    0.2
                           --------- ----      --------- ------  -------   -----
 Actual income tax expense   $19,601  37.8%   $ 12,370     35.6% $ 8,668   36.0%
                             =============     ========    ====   =======   ====

   (b) The components of the net deferred tax liability were as follows (in thousands):

                                                     Years ended December 31,
                                                           1996         1995

   Deferred tax assets:
  Adjustment to life reserves                           $41,522      $24,940
  Adjustments to mortgage loans and investment income     2,531        2,546
  Adjustment to policy and contract claims               10,687       11,725
  Other                                                   2,585        1,232
                                                         57,325       40,443
                                                       ---------     --------

   Deferred tax liabilities:
      Deferred policy acquisition costs          $       23,047      $ 13,040
      Unrealized appreciation on investments             33,823        47,209
      Bond discount                                       4,085         3,458
      Other                                               2,083         1,321
                                                     ----------      ---------
                                                         63,038        65,028
                                                      ---------       --------

      Net deferred tax liability                    $     5,713      $ 24,585
                                                     ==========       ========


   (c)At December 31, 1996, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

   (d)Income taxes paid in 1996, 1995, and 1994 amounted to $25,412,000, $26,030,000, and $25,052,000, respectively.


6.  Commitments and Contingencies

      The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

7.  Fair Value of Financial Instruments

   (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

      The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

      Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

      Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

      Equity securities: Fair values for equity securities were based upon quoted market prices.

      Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

      Interest rate cap: Fair values for the interest rate cap were estimated using values obtained from an independent pricing service.

      Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

   (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):




      1996                                             Fair        Carrying
                                                       Value       Amount

      Cash and short-term investments           $    105,816  $    105,816
      Fixed maturities                             2,271,326     2,271,326
      Equity securities                                5,578         5,578
      Mortgage and policy loans                    2,183,873     2,171,324
         Interest rate cap                                75            94

      Policyholders' funds on deposit            $ 3,832,601   $ 3,810,095

      1995                                            Fair        Carrying
                                                       Value       Amount
      Cash and short-term investments           $    203,784  $    203,784
      Fixed maturities                             1,963,265     1,963,265
      Equity securities                                4,990         4,990
      Mortgage and policy loans                    3,216,321     3,200,853
         Interest rate cap                               144           170

      Policyholders' funds on deposit            $ 4,592,841   $ 4,574,995



8.  Stockholders' Equity

   (a)The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $39,027,000 during 1996, however, no dividends were paid during the year.

   (b)The Company's stockholders' equity as determined in accordance with statutory accounting practices was $221,567,000 at December 31, 1996 and $176,952,000 at December 31, 1995. Statutory net income amounted to $47,074,000, $39,712,000, and $47,002,000 for 1996, 1995 and 1994,
      respectively.

9.  Employee Benefits

   (a)The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. Prior to January 1, 1996, the average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1996, 1995 and 1994 were approximately $400,000, $304,000, and $179,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1996 by $42,149,000.

   (b)The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the two years ended December 31, 1994, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 2 percent of annual salary. Commencing January 1, 1995, the 401(k) plan provided for matching contributions by the Parent of up to 6 percent of annual salary depending on the employee's years of service.

   (c)In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

   (d)The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

   (a)The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1996, the future minimum lease payments under operating leases were as follows (in thousands):

            Year                          Payment

      1997                               $  3,833
      1998                                  2,785
      1999                                  1,846
      2000                                  1,596
      2001                                  1,471
      Remaining years after 2001            4,414
                                           -------

                                     Total $15,945
                                           -------
                                           -------
      Rent expense approximated $4,263,000, $3,764,000, and $3,542,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

   (b) Sublease Income -The Company does not participate in sublease agreements.


11.  Reinsurance

   (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

      The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                 Percentage
                                                                                 of Amount
December 31, 1996                                                                 Assumed
                            Gross       Ceded          Assumed           Net       to Net
                            -----       -----          -------           ---      --------

Life Insurance in Force $53,854,456 $17,392,184      $ 605,831    $37,068,103     1.6%
                        ===========    ============  ===========  =============

   Premiums:
    Life                  187,886       49,150             327        139,063      -
    Accident and Health    97,971       28,359         107,447        177,059     60.7%
    Annuity                78,358            -               -         78,358      -
        ---------------   ---------   ----------     ----------     ----------

   Total Premiums        $ 364,215      $77,509      $ 107,774       $394,480     27.3%
                       ============  ============   =============  =============

                                                                                 Percentage
                                                                                  of Amount
   December 31, 1995                                                              Assumed
                                  Gross       Ceded     Assumed        Net        to Net

    Life Insurance in Force $48,644,007     $16,635,298  $58,966    $32,067,675
                           ===========     ===========  ==========    ===========   0.2%

      Premiums:
       Life                  184,981          33,768      1,670     152,883         1.1%
       Accident and Health    72,473          16,800     93,060     148,733        62.6%
       Annuity                62,886                -       -         62,886
                      --------------     ---------------------------------------
             -

      Total Premiums   $     320,340         $50,568    $ 94,730   $ 364,502        26.0%
                       ========================== ==========    =============


                                                                                 Percentage
                                                                                 of Amount
   December 31, 1994                                                              Assumed
                              Gross        Ceded             Assumed       Net    to Net

    Life Insurance in Force$38,375,181     $16,500,870  $   19,298    $21,893,609   0.1%
                           ===========     ===========  ==========    ===========


      Premiums:
       Life                  130,716        7,233             (10)     123,473        -
       Accident and Health    66,026       13,949           79,810     131,887      60.5%
       Annuity                10,630            -               -      10,630         -
                      --------------     ----------------------------------------


      Total Premiums   $     207,372$      21,182     $    79,800   $    265,990    30.0%
                       ==========================      ==========   ============

   (b) The maximum amount retained on any one life by the Company is $1,000,000.

   (c)Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $54,456,000, $51,264,000, and $34,252,000,  respectively, for each of the years ended December 31, 1996, 1995 and 1994.

      The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.


12.  Transactions with Related Parties

   (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1996 amounted to $1,345,000 and $0, respectively. Premium income and commission ceded for 1995 amounted to $1,269,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,267,000 and $2,000 for the year ended December 31, 1994. Premium income and ceding commission expense assumed from affiliates aggregated $103,885,000 and $27,609,000, respectively, for 1996, compared to $90,688,000 and $23,422,000, respectively, for 1995, and
      $75,005,000 and $20,374,000, respectively for 1994.

12.  Transactions with Related Parties - (continued)

   (b)The  Company  is  party  to  several  cost  sharing  agreements  with  its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1996, 1995 and 1994, the Company was charged $28,277,000, $23,193,000, and $21,392,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $17,598,000, $14,496,000, and $13,383,000, respectively, for costs incurred by the Company but attributable to affiliates.

   (c) During 1996, the Company purchased 1,500,000 shares of AIG Life Ireland, LTD., a subsidiary.

                                    PART C

                                    PART C
                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

     a.      Financial Statements (filed herewith electronically)

     b.      Exhibits

              1.       Resolution   of  Board  of  Directors  of  the  Company
                       authorizing the establishment of the Variable Account*

              2.       Not Applicable

              3.(i)    Principal Underwriter's Agreement**
                 (ii)  Broker-Dealer Agreement**
                (iii)  General Agency Agreement***
                 (iv)  Distribution Agreement***
                (v)    Buy-Sell Agreement #

              4.       Form of Annuity Contract
                 (i)   Old Contract #
                (ii)   New Contract ####

              5.       Application for Annuity Contract#

              6.(i)    Copy of Articles of Incorporation of the Company*
                (ii)   Copy of the Bylaws of the Company*

              7.       Not Applicable

              8.       Administrative Agreement* (filed confidentially)
              9.       Opinion of Counsel (filed herewith electronically)

             10.(i)    Consent of Counsel (filed herewith electronically)
                  (ii) Consent  of  Independent  Accountants  (filed  herewith electronically)

             11.       Not Applicable

             12.       Agreement Governing Contribution*

             13.       Performance Data##

             14.       Financial Data Schedule (not applicable)


             15.       Powers of Attorney(filed herewith electronically)


   * Incorporated by reference to initial filing on Form N-4, (File No. 33-16708) filed on October 7, 1986.

   ** Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 (File No. 33-16708), filed on May 1, 1989.

   *** Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File No. 33-16708), filed on May 1, 1990.

   # Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 33-39171) filed on April 30, 1992.

   ## Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

   ### Incorporated by reference to Post-Effective Amendment No. 7 for Variable Account II on Form S-6 (File No. 33-18301) filed on December 8, 1994.

   ####  Incorporated  by  reference  to  Post-Effective  Amendment  No. 9 for
         Variable Account I on Form  N-4    (FileNo. 33-19171) filed
         on May 1, 1996

Item 25.      Directors and Officers of the Depositor.


        The following are the Officers and Directors of the Company:

Officers:
Name and Principal                         Position and Offices
Business Address                           with  the Company


Ernest E. Stempel(1)                       Director &Chairman of the Board
Robert J. O'Connell(2)                     Director,  Chief Executive  Officer
                                           &President
Michele L. Abruzzo(2)                      Senior Vice President
James A. Bambrick(2)                       Senior Vice President
Howard Gunton(3)                           Vice  President & Comptroller
Jeffrey M. Kestenbaum(2)                   Senior  Vice President
Robert Liguori(3)                          Vice President and Counsel
Edward E. Matthews(1)                      Director,  Senior Vice  President -
                                           Finance
Jerome T. Muldowney(4)                     Director,   Vice President -
                                           Domestic Investments
Michael Mullin(3)                          VicePresident
Nicholas A. O'Kulich(1)                    Director, Vice  President & Treasurer
John R. Skar(3)                            Director,Vice President Chief Actuary
Gerald W. Wyndorf(2)                       Director& Executive   VicePresident
Elizabeth M. Tuck(1)                       Secretary - Corporate
Maurice R.Greenerg(1)                      Director
Edwin A.G Manton (1)                       Director
Win J. Neuger (1)                          Director
Howard I. Smith (1)                        Director


   (1)  Business address is:  70 Pine Street, New York, New York 10270
   (2)  Business address is:  80 Pine Street, New York, New York 10005
   (3)  Business address is:  One Alico Plaza, Wilmington, Delaware 19801
   (4)  Business address is:  One Chase Plaza, New York, New York 10005

Directors:
Name                                       Address
M.R. Greenberg                             American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Edwin A.G. Manton                          American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Edward E. Matthews                         American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Jerome T. Muldowney                        American International Group, Inc.
                                           One Chase Plaza
                                           New York, New York 10005

Win J. Neuger                              American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Robert J. O'Connell                        American International Group, Inc.
                                           80 Pine Street
                                           New York, New York 10005

Nicholas A. O'Kulich                       American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

John R. Skar                               AIG Life Insurance Company
                                           One Alico Plaza
                                           Wilmington, DE   19801

Howard I. Smith                            AmericanInternational Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Ernest E. Stempel                           American International Companies
                                           70 Pine Street
                                           New York, New York 10270

Gerald W. Wyndorf                          American International Companies
                                           80 Pine Street
                                           New York, New York 10005

Item 26.      Persons   Controlled  by  or  Under  Common   Control  with  the
Depositor or Registrant

                       See Chart of Ownership, Exhibit C26



Item 27.      Number of Contract Owners.


   There were approximately 9,910 contractholders as of March 31, 1997




Item 28.      Indemnification

   Incorporated by reference to initial Form N-4 (File No. 33-9144) filed on October 7, 1986, by American International Life Assurance Company of New York, an affiliate of Registrant.


Item 29.      Principal Underwriter

   a. AIG Equity Sales Corp. also acts as the principal underwriter for other separate accounts of the Depositor, as well as the separate accounts of American International Life Assurance Company of New York, and for the AIG All Ages Funds, Inc. These are affiliated companies.

   b. The following information is provided for each director and officer of the Principal Underwriter:

             Name and Principal            Positions and Offices
             Business Address              with Underwriter


             Michele L. Abruzzo(1)         Director and President
             Kevin Clowe (2)               Director and Vice President

             Edward E. Matthews(1)         Director and Chairman of the Board

             Jerome T. Muldowney(3)        Director
             Robert J. O'Connell(1)        Director
             Ernest E. Stempel(2)          Director
             Kenneth F. Judkowitz(1)       Treasurer,Comptroller, VicePresident
             Philomena Scamardella(1)      Vice President and Senior
                                           Compliance Officer

             Florence Davis(2)             Director and General Counsel
             Elizabeth M. Tuck(2)          Secretary
             Daniel Keith Kingsbury(2)     Vice President

             (1) Business address is:  80 Pine Street, New York, N Y 10270.
             (2) Business address is: 70 Pine Street, New York, NY 10270
             (3) Business address is: One Chase Manhattan Plaza, 57th Flr, New York, NY 10005

>


   c.
  Name of         Underwriting
  Principal       Discounts           Compensation on  Brokerage
  Underwriter     and Commissions     Redemptions      Commissions Compensation


 AIG Equity Sales   $83,483               $0            $0           $0
Corp.





Item 30.      Location of Accounts and Records.

   Kenneth F. Judkowitz, Assistant Vice President of the Company, whose address is 80 Pine Street, New York, New York 10005, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of Investment Act of 1940 and the rules promulgated thereunder.



Item 31.      Management Services.

        Not Applicable

Item 32.      Undertakings.

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

   e. Registrant represents that Variable Account I meets the definition of a separate account under the federal securities laws.



  f.  Registrant  represents  that the  fees  and  charges  deducted  under  the contracts covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

Subsidiaries of American International Group, Inc.


                                                                                   % of Voting
                                                                                   Securities
                                                                                   Owned by its
                                                                 Jurisdiction of   Immediate
Name of Corporation                                               Incorporation    Parent(1)

Starr                                                            Delaware          (2)
SICO                                                             Panama            (2)
   AIG (Registrant)(3)                                           Delaware          (4)
      AICCO                                                      New Hampshire    100%
      AIG Asset Management Group, Inc.                           Delaware         100%
      AIG Aviation, Inc.                                         Georgia          100%
      AIG Capital Corp.                                          Delaware         100%
      AIG Capital Management Corp.                               Delaware         100%
      AIG Capital Partners, Inc.                                 Delaware         100%
      AIG Claim Services, Inc.                                   Delaware         100%
      AIG Consumer Finance, Inc.                                 Delaware         100%
               AIG Financial Products Corp.                      Delaware         100%
               AIG Funding, Inc.                                 Delaware         100%
               AIG Global Investment Group, Inc.                 Delaware         100%
      AIG Global Trade & Political Risk Insurance Company        New Jersey       100%
      AIG Life Insurance Company                                 Delaware         78.9%(5)
      AIG Life Insurance Company of Puerto Rico                  Puerto Rico      100%
      AIG Marketing, Inc.                                        Delaware         100%
      AIG Realty, Inc.                                           New Hampshire    (6)
         American International Realty Corp.                     Delaware         100%
      AIG Risk Management, Inc.                                  New York         100%
      AIG Trading Group Inc.                                     Delaware          80%
      AIU Insurance Company                                      New York         52%(7)
      AIU North America, Inc.                                    New York         100%
    American Home                                                New York         100%
      AIG Hawaii Insurance Company, Inc.                         Hawaii           100%
      American International Insurance Company                   New York         100%
          American International Insurance Company of Californ   California       100%
          American International Insurance Company of New Jersey NewJersey        100%
                   Minnesota Insurance Company                   Minnesota        100%
      Transatlantic Holdings, Inc.                               Delaware        34.02%(8)
   American International Group Data Center, Inc.                New Hampshire     100%
   American International Life Assurance Company of New York     New York          77.52%(9)
   American International Reinsurance Company Limited            Bermuda           100%
         AIA                                                     Hong Ko           100%
            Australian American Assurance Company Limited        Australia         100%
         American International Assurance Company (Bermuda) LimitBermuda           100%
         Nan Shan Life Insurance Company, Ltd.                   Taiwan           94.12%
      American International Underwriters Corporation            New York           100%


               Subsidiaries of Registrant-- (continued)

                                                                                         % of Voting
                                                                                         Securities
                                                                                         Owned by its
                                                                         Jurisdiction of Immediate
Name of Corporation                                                     Incorporation    Parent (1)

   AIUO                                                                   Bermuda        100%
         AIG Europe (Ireland) Ltd.                                        Ireland        100%
         Universal Insurance Co., Ltd.                                    Thailand       100%
         Interamericana Compania de Seguros Gerais (Brazil)               Brazil         100%
      La Seguridad de Centroamerica, Compania de Seguros, Sociedad AnonimaGuatemala      100%
         American International Insurance Company of Puerto Rico          Puerto Rico    100%
      La Interamerica Compania de Seguros Generales S.A.                  Colombia       100%
         American International Underwriters G.m.b.H.                     Germany        100%
      Underwriters Adjustment Company, Inc.                               Panama         100%
      American Life Insurance Company                                    Delaware        100%
            Kenya American Insurance Company Limited                      Kenya          100%
            ALICO                                                         France          89%
      Birmingham Fire Insurance Company of Pennsylvania                  Pennsylvania    100%
      China America Insurance Company, Ltd.                              Delaware         50%
            Commerce and Industry Insurance Company                      New York         100%
            Commerce and Industry Insurance Company of Canada             Ontario         100%
            Delaware American Life Insurance Company                      Delaware        100%
            Hawaii Insurance Consultants, Ltd.                            Hawaii          100%
            The Insurance Company of the State of Pennsylvania           Pennsylvania     100%
            Landmark Insurance Company                                   California       100%
            Le Metropolitana de Seguros, C. por A.                       DominicanRepublic100%
            Mt. Mansfield Company, Inc.                                   Vermont         100%
            National Union                                               Pennsylvania     100%
               American International Specialty Lines Insurance Company  Alaska           70%(10)
                     International Lease Finance Corporation             California       100%
         Lexington                                                        Delaware        70%(10)
            Jl Accident & Fire Insurance Co. Ltd.                         Japan           50%
            National Union Fire Insurance Company of Louisiana            Louisiana       100%
            NHIG Holding Corp.                                            Delaware        100%
               Audubon Insurance Company                                 Louisiana        100%
                           Audubon Indemnity Company                     Mississippi      100%
                           Agency Management Corporation                 Louisiana        100%
                  The Gulf Agency, Inc.                                  Alabama          100%
            New Hampshire                                               Pennsylvani       100%
            AlG Europe, S.A.                                            France            (11)
            A.I. Network Corporation                                    New Hampshire     100%
               Marketpac International, Inc.                            Delaware          100%
            American International Pacific Insurance Company            Colorado          100%
            American International South Insurance Company              Pennsylvania      100%
            Granite State Insurance Company                             Pennsylvania      100%
            New Hampshire Indemnity Company, Inc.                       Pennsylvania      100%

                                                                                             % of Voting
                                                                                             Securities
                                                                                             Owned by its
                                                                         Jurisdiction of     Immediate
Name of Corporation                                                      Incorporation       Parent (1)

               Illinois National Insurance Co.                            Illinois          100%
            New Hampshire Insurance Services, Inc.                        New Hampshire     100%
             PHILAM                                                       Philippines       99%
               Pacific Union Assurance Company                            California        100%
               The Philippine American General Insurance Company, Inc.    Philippines       100%
                  Philam Insurance Company, Inc.                          Philippines       100%
                  The Philippine American Assurance Company, Inc.         Philippines       25%
Risk Specialist Companies, Inc.                                           Delaware          100%
Ticino Societa d' Assicurazioni Sulla Vita                                Switzerland       99.8%
20th Century Insurance Company of Arizona                                 Arizona           51%
UeberseeBank, AG                                                          Switzerland       100%
UGC                                                                       North Carolina    36.31%(12)
   United Guaranty Insurance Company                                      North Carolina    100%
   United Guaranty Mortgage Insurance Company                             North Carolina    100%
   United Guaranty Mortgage Insurance Company of North Carolina           North Carolina    100%
   United Guaranty Residential Insurance Company of North Carolina        North Carolina    100%
   United Guaranty Residential Insurance Company                          North Carolina    75%(13)
      United Guaranty Commercial Insurance Company of North Carolina      North Carolina    100%
      United Guaranty Commercial Insurance Company                        North Carolina    100%
      United Guaranty Credit Insurance Company                            North Carolina    100%
      United Guaranty Services, Inc.                                      North Carolina    100%

(1)   Percentages include directors' qualifying shares.
(2) The Directors and officers of AIG own 94.51 percent of the voting common stock of Starr and 81.82% of the voting stock of SICO. Six directors of AIG also serve as directors of Starr and 81.82 percent of the voting stock of SICO. 6 directors also serve as directors of Starr and SICO.
(3)   All subsidiaries listed except for minority owned
      Transatlantic Holdings, Inc. which is included under the equity method, are consolidated in the accompanying financial statemens. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(4) The common stock is owned 16.1 percent by SICO, 2.4 percent by Starr and 3.4 percent by the Starr foundation.
(5) Also owned 21.1% by Commerce & Industry Insurance Company.
(6) Owned by 13 AIG subsidiaries.
(7) Also owned 8% by The Insurance Company of the State of Pennsylvania, 32 % by National Union, and 8% by Birmingham.
(8) Also owned 15.05% by American International Group.
(9) Also owned 22.48% by American Home.
(10)Also owned 20% by the Insurance Company of the State of Pennsylvania and 10% by Birmingham.
(11)100% to be held with other AIG companies.
(12)Also owned 45.88% by National Union, 16.95% by New Hampshire and 0.86%by the Insurance Company of the State of Pennsylvania.
(13)Also owned 25% by United Guaranty Residential Insurance Company of North Carolina.

                                  SIGNATURES



   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Exchange Act Rule 485(b)for effectiveness of this registrationStatement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 26th day of April, 1997.


                                           Variable Account I
                                                Registrant



                              By:  Kenneth D. Walma
                              ----------------------
                             Kenneth D. Walma, Assistant Secretary and Counsel


                                     By:  AIG Life Insurance Company
                                                  Depositor





Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                               Title                    Date





     Howard E. Gunton, Jr.*          Chief Accounting      April 15, 1997
     ---------------------           Officer
     Howard E. Gunton, Jr.


     Nicholas A. O'Kulich*
     -------------------------       Director              April 24,1997
     Nicholas A.O'Kulich

     Maurice R. Greenberg*           Director              April 14, 1997
     ------------------------
     Maurice R. Greenberg

     Edwin A.G.Manton*               Director             April 16, 1997
     ----------------
     Edwin A.G.Manton

     Edward E. Matthews*             Director             April 15, 1997
     -------------------
     Edward E. Matthews

     Jerome T. Muldowney*            Director             April 15, 1997
     -------------------
     Jerome T. Muldowney

     Win J. Neuger*                  Director             April 15, 1997
     -------------
     Win J. Neuger

     John R. Skar*                   Director             April 14, 1997
     -------------
     John R. Skar

     Howard I. Smith*                Director             April 15, 1997
     ----------------
     Howard I. Smith

     Ernest E.Stempel*               Director             April 15, 1997
     ---------------------
     Ernest E. Stempel

     Gerald W. Wyndorf*              Director             April 15, 1997
     ---------------------
     Gerald W. Wyndorf

     Robert J. O'Connell*            Director             April 16, 1997
     ---------------------
     Robert J. O'Connell


               *By:/s/ Kenneth D. Walma
                -----------------------
                Kenneth D. Walma
                Attorney in Fact

                                  EXHIBITS TO

                           AMENDMENT NUMBER      TO
                                   FORM N-4

                                 FOR VARIABLE

                                   ACCOUNT I

                               INDEX TO EXHIBITS

Exhibit                                                     Page

9       Opinion of Counsel
10 (i)  Consent of Counsel
10 (ii) Consent of Independent Accountants
14      Powers of Attorneys